Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Banks - 91.8%
Wells Fargo & Co.	3,056	$122,912
JPMorgan Chase & Co.	1,158	121,011
Bank of America Corp.	3,965	119,743
Citigroup, Inc.	2,309	96,216
PNC Financial Services Group, Inc.	589	88,008
Truist Financial Corp.	1,951	84,947
U.S. Bancorp	2,082	83,946
M&T Bank Corp.	361	63,652
Bank of New York Mellon Corp.	1,593	61,362
First Republic Bank	403	52,612
Fifth Third Bancorp	1,636	52,287
State Street Corp.	836	50,837
Huntington Bancshares, Inc.	3,771	49,702
Regions Financial Corp.	2,418	48,529
SVB Financial Group*	139	46,673
Northern Trust Corp.	541	46,288
Citizens Financial Group, Inc.	1,342	46,111
First Citizens BancShares, Inc. — Class A	57	45,454
KeyCorp	2,638	42,261
First Horizon Corp.	1,791	41,014
ICICI Bank Ltd. ADR	1,832	38,417
Toronto-Dominion Bank	622	38,147
HDFC Bank Ltd. ADR	624	36,454
Royal Bank of Canada	396	35,656
East West Bancorp, Inc.	510	34,241
Popular, Inc.	469	33,796
Cullen/Frost Bankers, Inc.	251	33,187
Signature Bank	219	33,069
Comerica, Inc.	464	32,990
Bank of Montreal	376	32,953
Bank of Nova Scotia	679	32,300
Commerce Bancshares, Inc.	485	32,088
Webster Financial Corp.	709	32,047
HSBC Holdings plc ADR	1,211	31,571
Canadian Imperial Bank of Commerce	720	31,507
UBS Group AG	2,144	31,109
Zions Bancorp North America	597	30,363
Pinnacle Financial Partners, Inc.	357	28,953
Western Alliance Bancorporation	439	28,860
BOK Financial Corp.	322	28,613
First Financial Bankshares, Inc.	679	28,403
SouthState Corp.	357	28,246
Prosperity Bancshares, Inc.	423	28,206
Glacier Bancorp, Inc.	546	26,825
First Interstate BancSystem, Inc. — Class A	661	26,671
Valley National Bancorp	2,429	26,233
Synovus Financial Corp.	699	26,219
United Bankshares, Inc.	714	25,525
Old National Bancorp	1,546	25,463
Wintrust Financial Corp.	311	25,362
Cadence Bank	986	25,054
Home BancShares, Inc.	1,099	24,738
Bank OZK	623	24,646
ServisFirst Bancshares, Inc.	298	23,840
FNB Corp.	2,008	23,293
UMB Financial Corp.	273	23,011
Hancock Whitney Corp.	489	22,401
United Community Banks, Inc.	666	22,045
CVB Financial Corp.	868	21,978
Umpqua Holdings Corp.	1,286	21,978
Eastern Bankshares, Inc.	1,102	21,643
Independent Bank Corp.	285	21,241
Community Bank System, Inc.	338	20,307
Bank of Hawaii Corp.	266	20,248
Associated Banc-Corp.	1,006	20,200
First Hawaiian, Inc.	820	20,197
Ameris Bancorp	451	20,164
Texas Capital Bancshares, Inc.*	337	19,893
Cathay General Bancorp	495	19,038
Simmons First National Corp. — Class A	864	18,827
Fulton Financial Corp.	1,191	18,818
BankUnited, Inc.	536	18,315
PacWest Bancorp	779	17,605
Columbia Banking System, Inc.	594	17,161
Atlantic Union Bankshares Corp.	553	16,800
Silvergate Capital Corp. — Class A*	214	16,125
Hilltop Holdings, Inc.	577	14,338
Triumph Bancorp, Inc.*	234	12,718
Customers Bancorp, Inc.*	364	10,731
Total Banks		2,864,392
Diversified Financial Services - 3.8%
Capital One Financial Corp.	702	64,704
Apollo Global Management, Inc.	1,168	54,312
Total Diversified Financial Services		119,016
Insurance - 2.5%
Equitable Holdings, Inc.	1,307	34,439
Voya Financial, Inc.	463	28,012
Jackson Financial, Inc. — Class A	597	16,567
Total Insurance		79,018
Savings & Loans - 1.3%
New York Community Bancorp, Inc.	2,552	21,768
Pacific Premier Bancorp, Inc.	634	19,629
Total Savings & Loans		41,397
Total Common Stocks
(Cost $1,790,222)		3,103,823

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 1.4%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$24,748	$24,748
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	9,519	9,519
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	9,237	9,237
Total Repurchase Agreements
(Cost $43,504)		43,504
Total Investments - 100.8%
(Cost $1,833,726)		$3,147,327
Other Assets & Liabilities, net - (0.8)%		(25,814)
Total Net Assets - 100.0%		$3,121,513

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,103,823	$—	$—	$3,103,823
Repurchase Agreements	—	43,504	—	43,504
Total Assets	$3,103,823	$43,504	$—	$3,147,327

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 98.6%
Chemicals - 45.8%
Air Products and Chemicals, Inc.	832	$193,631
Sherwin-Williams Co.	931	190,622
Ecolab, Inc.	1,153	166,516
Dow, Inc.	3,401	149,406
Albemarle Corp.	558	147,558
PPG Industries, Inc.	1,215	134,488
DuPont de Nemours, Inc.	2,649	133,510
LyondellBasell Industries N.V. — Class A	1,767	133,020
Linde plc	466	125,629
International Flavors & Fragrances, Inc.	1,343	121,985
CF Industries Holdings, Inc.	1,244	119,735
Mosaic Co.	2,227	107,631
FMC Corp.	949	100,309
Nutrien Ltd.	1,169	97,471
Westlake Corp.	1,015	88,183
RPM International, Inc.	1,040	86,642
Celanese Corp. — Class A	870	78,596
Eastman Chemical Co.	1,028	73,039
Olin Corp.	1,455	62,390
Ashland, Inc.	654	62,110
Huntsman Corp.	2,452	60,172
Valvoline, Inc.	2,230	56,508
Axalta Coating Systems Ltd.*	2,616	55,093
Balchem Corp.	451	54,833
Element Solutions, Inc.	3,216	52,324
Cabot Corp.	784	50,090
HB Fuller Co.	795	47,780
Chemours Co.	1,867	46,022
Sensient Technologies Corp.	650	45,071
Ingevity Corp.*	660	40,016
Avient Corp.	1,300	39,390
Trinseo plc	1,017	18,632
Total Chemicals		2,938,402
Mining - 17.4%
Freeport-McMoRan, Inc.	5,989	163,679
Newmont Corp.	3,850	161,815
BHP Group Ltd. ADR	1,777	88,921
Rio Tinto plc ADR[1]	1,593	87,711
Teck Resources Ltd. — Class B	2,713	82,502
Agnico Eagle Mines Ltd.	1,925	81,293
Wheaton Precious Metals Corp.	2,389	77,308
Royal Gold, Inc.	741	69,521
Franco-Nevada Corp.	572	68,343
Livent Corp.*	2,064	63,262
MP Materials Corp.*	2,048	55,910
Alcoa Corp.	1,661	55,909
Compass Minerals International, Inc.	825	31,787
Arconic Corp.*	1,760	29,990
Total Mining		1,117,951
Packaging & Containers - 11.7%
Ball Corp.	2,077	100,361
Packaging Corporation of America	735	82,533
Crown Holdings, Inc.	992	80,382
Westrock Co.	2,252	69,564
AptarGroup, Inc.	703	66,806
Graphic Packaging Holding Co.	3,286	64,866
Sealed Air Corp.	1,452	64,628
Sonoco Products Co.	1,101	62,460
Berry Global Group, Inc.*	1,317	61,280
Silgan Holdings, Inc.	1,362	57,258
O-I Glass, Inc.*	2,957	38,293
Total Packaging & Containers		748,431
Iron & Steel - 9.2%
Nucor Corp.	1,209	129,351
Steel Dynamics, Inc.	1,302	92,377
Reliance Steel & Aluminum Co.	505	88,077
Cleveland-Cliffs, Inc.*	4,718	63,551
ArcelorMittal S.A.	3,090	61,522
Commercial Metals Co.	1,518	53,859
United States Steel Corp.	2,761	50,029
ATI, Inc.*	1,829	48,670
Total Iron & Steel		587,436
Building Materials - 7.2%
Vulcan Materials Co.	789	124,433
Martin Marietta Materials, Inc.	384	123,683
MDU Resources Group, Inc.	2,324	63,561
Eagle Materials, Inc.	512	54,876
Louisiana-Pacific Corp.	1,030	52,726
Summit Materials, Inc. — Class A*	1,824	43,703
Total Building Materials		462,982
Biotechnology - 2.7%
Corteva, Inc.	3,080	176,022
Household Products & Housewares - 1.5%
Avery Dennison Corp.	584	95,017
Forest Products & Paper - 1.3%
International Paper Co.	2,657	84,227
Coal - 1.2%
Alpha Metallurgical Resources, Inc.	320	43,789
Warrior Met Coal, Inc.	1,152	32,763
Total Coal		76,552
Housewares - 0.6%
Scotts Miracle-Gro Co. — Class A	882	37,706
Total Common Stocks
(Cost $3,630,192)		6,324,726

EXCHANGE-TRADED FUNDS† - 0.9%
VanEck Junior Gold Miners ETF	1,963	57,830
Total Exchange-Traded Funds
(Cost $81,308)		57,830

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$34,216	34,216
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	13,160	13,160
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	12,771	12,771
Total Repurchase Agreements
(Cost $60,147)		60,147

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[4]	11,413	$11,413
Total Securities Lending Collateral
(Cost $11,413)		$11,413
Total Investments - 100.6%
(Cost $3,783,060)		$6,454,116
Other Assets & Liabilities, net - (0.6)%		(38,006)
Total Net Assets - 100.0%		$6,416,110

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,324,726	$—	$—	$6,324,726
Exchange-Traded Funds	57,830	—	—	57,830
Repurchase Agreements	—	60,147	—	60,147
Securities Lending Collateral	11,413	—	—	11,413
Total Assets	$6,393,969	$60,147	$—	$6,454,116

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Biotechnology - 75.3%
Amgen, Inc.	3,566	$803,776
Vertex Pharmaceuticals, Inc.*	2,268	656,677
Gilead Sciences, Inc.	10,637	656,197
Regeneron Pharmaceuticals, Inc.*	937	645,471
Biogen, Inc.*	2,009	536,403
Moderna, Inc.*	4,017	475,010
Corteva, Inc.	8,292	473,888
Illumina, Inc.*	2,092	399,133
Royalty Pharma plc — Class A	9,065	364,232
Seagen, Inc.*	2,641	361,368
Alnylam Pharmaceuticals, Inc.*	1,784	357,085
BioMarin Pharmaceutical, Inc.*	3,426	290,422
Incyte Corp.*	4,263	284,086
Horizon Therapeutics plc*	4,520	279,743
Biohaven Pharmaceutical Holding Company Ltd.*	1,672	252,756
Sarepta Therapeutics, Inc.*	2,082	230,144
United Therapeutics Corp.*	1,096	229,480
BioNTech SE ADR	1,614	217,696
Apellis Pharmaceuticals, Inc.*	3,123	213,301
CRISPR Therapeutics AG*	3,027	197,814
Ionis Pharmaceuticals, Inc.*	4,240	187,535
Halozyme Therapeutics, Inc.*	4,428	175,083
Guardant Health, Inc.*	3,184	171,395
Global Blood Therapeutics, Inc.*	2,424	165,074
Exelixis, Inc.*	10,295	161,426
Cytokinetics, Inc.*	3,186	154,362
ChemoCentryx, Inc.*	2,858	147,644
Intellia Therapeutics, Inc.*	2,637	147,567
Denali Therapeutics, Inc.*	4,801	147,343
Blueprint Medicines Corp.*	2,157	142,125
Mirati Therapeutics, Inc.*	1,974	137,864
Arrowhead Pharmaceuticals, Inc.*	4,029	133,158
Beam Therapeutics, Inc.*	2,681	127,723
Ultragenyx Pharmaceutical, Inc.*	2,884	119,426
BioCryst Pharmaceuticals, Inc.*	9,045	113,967
Fate Therapeutics, Inc.*	4,514	101,159
Twist Bioscience Corp.*	2,741	96,593
Iovance Biotherapeutics, Inc.*	9,113	87,303
Veracyte, Inc.*	4,570	75,862
NeoGenomics, Inc.*	8,461	72,849
Emergent BioSolutions, Inc.*	3,409	71,555
Novavax, Inc.*	3,809	69,324
Editas Medicine, Inc.*	5,042	61,714
Total Biotechnology		10,792,733
Pharmaceuticals - 16.3%
AbbVie, Inc.	8,574	1,150,716
AstraZeneca plc ADR	7,721	423,420
Neurocrine Biosciences, Inc.*	2,298	244,071
Viatris, Inc.	26,896	229,154
Jazz Pharmaceuticals plc*	1,491	198,735
Ironwood Pharmaceuticals, Inc. — Class A*	9,055	93,810
Total Pharmaceuticals		2,339,906
Healthcare-Products - 4.3%
Bio-Techne Corp.	817	232,028
Exact Sciences Corp.*	5,067	164,627
Natera, Inc.*	3,287	144,036
CareDx, Inc.*	4,049	68,914
Total Healthcare-Products		609,605
Healthcare-Services - 3.5%
ICON plc*	1,016	186,721
Medpace Holdings, Inc.*	1,063	167,072
Syneos Health, Inc.*	3,129	147,532
Total Healthcare-Services		501,325
Total Common Stocks
(Cost $7,649,367)		14,243,569

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$80,146	80,146
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	30,826	30,826
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	29,913	29,913
Total Repurchase Agreements
(Cost $140,885)		140,885
Total Investments - 100.4%
(Cost $7,790,252)		$14,384,454
Other Assets & Liabilities, net - (0.4)%		(56,481)
Total Net Assets - 100.0%		$14,327,973

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,243,569	$—	$—	$14,243,569
Repurchase Agreements	—	140,885	—	140,885
Total Assets	$14,243,569	$140,885	$—	$14,384,454

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MUTUAL FUNDS† - 32.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	224,553	$2,153,462
Guggenheim Strategy Fund II1	89,740	2,151,071
Total Mutual Funds
(Cost $4,473,985)		4,304,533

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 31.4%
Federal Home Loan Bank
3.06% due 11/14/22[2]	$1,500,000	1,494,390
0.83% due 10/03/22[2]	609,000	608,951
Freddie Mac
2.28% due 10/03/22[2]	2,000,000	1,999,747
Total Federal Agency Discount Notes
(Cost $4,103,109)		4,103,088

U.S. TREASURY BILLS†† - 12.3%
U.S. Treasury Bills
2.70% due 11/08/22[2,3]	1,617,000	1,612,620
Total U.S. Treasury Bills
(Cost $1,612,306)		1,612,620

FEDERAL AGENCY NOTES†† - 6.3%
Federal Farm Credit Bank
3.07% (Commercial Prime Lending Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	500,000	500,003
Fannie Mae
2.00% due 10/05/22	323,000	322,971
Total Federal Agency Notes
(Cost $822,986)		822,974

REPURCHASE AGREEMENTS††,4 - 19.3%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	1,432,728	1,432,728
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	551,049	551,049
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	534,739	534,739
Total Repurchase Agreements
(Cost $2,518,516)		2,518,516
Total Investments - 102.2%
(Cost $13,530,902)		$13,361,731
Other Assets & Liabilities, net - (2.2)%		(284,622)
Total Net Assets - 100.0%		$13,077,109

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	85	Oct 2022	$12,926,375	$(708,463)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,304,533	$—	$—	$4,304,533
Federal Agency Discount Notes	—	4,103,088	—	4,103,088
U.S. Treasury Bills	—	1,612,620	—	1,612,620
Federal Agency Notes	—	822,974	—	822,974
Repurchase Agreements	—	2,518,516	—	2,518,516
Total Assets	$4,304,533	$9,057,198	$—	$13,361,731

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$708,463	$—	$—	$708,463

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,232,735	$–	$–	$–	$(81,664)	$2,151,071	89,740	$35,916
Guggenheim Ultra Short Duration Fund — Institutional Class	2,227,564	–	–	–	(74,102)	2,153,462	224,553	27,848
	$4,460,299	$–	$–	$–	$(155,766)	$4,304,533		$63,764

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.7%
Food - 37.7%
Mondelez International, Inc. — Class A	6,388	$350,254
General Mills, Inc.	3,787	290,122
Hershey Co.	1,287	283,745
Kraft Heinz Co.	7,824	260,930
Sysco Corp.	3,322	234,899
Kroger Co.	4,993	218,444
Hormel Foods Corp.	4,617	209,796
Kellogg Co.	2,938	204,661
Tyson Foods, Inc. — Class A	2,946	194,230
McCormick & Company, Inc.	2,482	176,892
Conagra Brands, Inc.	5,055	164,945
J M Smucker Co.	1,181	162,281
Campbell Soup Co.	3,388	159,642
Albertsons Companies, Inc. — Class A	5,715	142,075
Lamb Weston Holdings, Inc.	1,820	140,832
Performance Food Group Co.*	2,330	100,073
US Foods Holding Corp.*	3,613	95,528
Ingredion, Inc.	1,179	94,933
Flowers Foods, Inc.*	3,804	93,921
Post Holdings, Inc.*	1,103	90,347
Hostess Brands, Inc.*	3,236	75,205
Grocery Outlet Holding Corp.*	2,156	71,773
Sprouts Farmers Market, Inc.*	2,528	70,152
Cal-Maine Foods, Inc.	1,240	68,932
TreeHouse Foods, Inc.*	1,518	64,393
United Natural Foods, Inc.*	1,537	52,827
Hain Celestial Group, Inc.*	2,834	47,838
Beyond Meat, Inc.*,1	2,259	32,010
Total Food		4,151,680
Beverages - 26.7%
Coca-Cola Co.	11,267	631,177
PepsiCo, Inc.	3,817	623,163
Keurig Dr Pepper, Inc.	8,171	292,685
Monster Beverage Corp.*	3,223	280,272
Constellation Brands, Inc. — Class A	1,190	273,319
Brown-Forman Corp. — Class B	3,445	229,334
Molson Coors Beverage Co. — Class B	2,773	133,076
Celsius Holdings, Inc.*	1,133	102,741
Coca-Cola Europacific Partners plc	2,396	102,118
Anheuser-Busch InBev S.A. ADR	2,096	94,655
Fomento Economico Mexicano SAB de CV ADR	1,430	89,733
Boston Beer Company, Inc. — Class A*	256	82,854
Total Beverages		2,935,127
Agriculture - 13.0%
Philip Morris International, Inc.	5,404	448,586
Altria Group, Inc.	8,493	342,947
Archer-Daniels-Midland Co.	3,348	269,347
Bunge Ltd.	1,690	139,543
Darling Ingredients, Inc.*	1,929	127,604
British American Tobacco plc ADR	2,886	102,453
Total Agriculture		1,430,480
Cosmetics & Personal Care - 12.9%
Procter & Gamble Co.	5,586	705,232
Estee Lauder Companies, Inc. — Class A	1,600	345,440
Colgate-Palmolive Co.	4,423	310,716
Beauty Health Co.*	4,665	55,000
Total Cosmetics & Personal Care		1,416,388
Household Products & Housewares - 5.6%
Kimberly-Clark Corp.	2,207	248,376
Church & Dwight Company, Inc.	2,333	166,669
Clorox Co.	1,233	158,305
Spectrum Brands Holdings, Inc.	1,100	42,933
Total Household Products & Housewares		616,283
Retail - 2.2%
Casey's General Stores, Inc.	554	112,196
Freshpet, Inc.*	1,480	74,133
Nu Skin Enterprises, Inc. — Class A	1,504	50,189
Total Retail		236,518
Pharmaceuticals - 1.1%
BellRing Brands, Inc.*	3,152	64,963
Herbalife Nutrition Ltd.*	2,800	55,692
Total Pharmaceuticals		120,655
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	2,138	53,749
Total Common Stocks
(Cost $6,857,383)		10,960,880

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$49,066	49,066
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	18,872	18,872
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	18,313	18,313
Total Repurchase Agreements
(Cost $86,251)		86,251

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[4]	24,854	24,854
Total Securities Lending Collateral
(Cost $24,854)		24,854
Total Investments - 100.7%
(Cost $6,968,488)		$11,071,985
Other Assets & Liabilities, net - (0.7)%		(73,150)
Total Net Assets - 100.0%		$10,998,835

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,960,880	$—	$—	$10,960,880
Repurchase Agreements	—	86,251	—	86,251
Securities Lending Collateral	24,854	—	—	24,854
Total Assets	$10,985,734	$86,251	$—	$11,071,985

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 74.9%
Consumer, Non-cyclical - 20.0%
UnitedHealth Group, Inc.	1,318	$665,643
Amgen, Inc.	1,318	297,077
Johnson & Johnson	1,318	215,309
Procter & Gamble Co.	1,318	166,398
Merck & Company, Inc.	1,318	113,506
Coca-Cola Co.	1,318	73,834
Total Consumer, Non-cyclical		1,531,767
Financial - 14.8%
Goldman Sachs Group, Inc.	1,318	386,240
Visa, Inc. — Class A	1,318	234,143
Travelers Companies, Inc.	1,318	201,918
American Express Co.	1,318	177,811
JPMorgan Chase & Co.	1,318	137,731
Total Financial		1,137,843
Consumer, Cyclical - 12.9%
Home Depot, Inc.	1,318	363,689
McDonald's Corp.	1,318	304,115
Walmart, Inc.	1,318	170,945
NIKE, Inc. — Class B	1,318	109,552
Walgreens Boots Alliance, Inc.	1,318	41,385
Total Consumer, Cyclical		989,686
Technology - 11.3%
Microsoft Corp.	1,318	306,962
Salesforce, Inc.*	1,318	189,581
Apple, Inc.	1,318	182,148
International Business Machines Corp.	1,318	156,591
Intel Corp.	1,318	33,965
Total Technology		869,247
Industrial - 9.7%
Honeywell International, Inc.	1,318	220,067
Caterpillar, Inc.	1,318	216,257
Boeing Co.*	1,318	159,583
3M Co.	1,318	145,639
Total Industrial		741,546
Communications - 3.0%
Walt Disney Co.*	1,318	124,327
Cisco Systems, Inc.	1,318	52,720
Verizon Communications, Inc.	1,318	50,044
Total Communications		227,091
Energy - 2.5%
Chevron Corp.	1,318	189,357
Basic Materials - 0.7%
Dow, Inc.	1,318	57,900
Total Common Stocks
(Cost $5,367,322)		5,744,437

	Face Amount
U.S. TREASURY BILLS†† - 20.0%
U.S. Treasury Bills
1.34% due 10/04/22[1,2]	$1,500,000	1,499,900
2.70% due 11/08/22[2,3]	31,000	30,916
Total U.S. Treasury Bills
(Cost $1,530,736)		1,530,816

REPURCHASE AGREEMENTS††,4 - 21.6%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[1]	940,166	940,166
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[1]	361,602	361,602
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[1]	350,899	350,899
Total Repurchase Agreements
(Cost $1,652,667)		1,652,667
Total Investments - 116.5%
(Cost $8,550,725)		$8,927,920
Other Assets & Liabilities, net - (16.5)%		(1,266,391)
Total Net Assets - 100.0%		$7,661,529

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	2	Dec 2022	$287,860	$(9,569)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	Pay	3.63% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	96	$2,748,333	$(161,212)

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements†† (continued)
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	3.46% (SOFR + 0.50%)	At Maturity	11/16/22	228	$6,544,619	$(661,777)
							$9,292,952	$(822,989)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,744,437	$—	$—	$5,744,437
U.S. Treasury Bills	—	1,530,816	—	1,530,816
Repurchase Agreements	—	1,652,667	—	1,652,667
Total Assets	$5,744,437	$3,183,483	$—	$8,927,920

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$9,569	$—	$—	$9,569
Equity Index Swap Agreements**	—	822,989	—	822,989
Total Liabilities	$9,569	$822,989	$—	$832,558

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.9%
Semiconductors - 89.6%
NVIDIA Corp.	3,783	$459,218
Broadcom, Inc.	801	355,652
Texas Instruments, Inc.	2,105	325,812
QUALCOMM, Inc.	2,653	299,736
Intel Corp.	10,383	267,570
Advanced Micro Devices, Inc.*	3,944	249,892
Analog Devices, Inc.	1,662	231,583
Applied Materials, Inc.	2,716	222,522
Micron Technology, Inc.	3,983	199,548
Lam Research Corp.	502	183,732
KLA Corp.	571	172,802
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,481	170,097
Marvell Technology, Inc.	3,764	161,513
Microchip Technology, Inc.	2,614	159,532
NXP Semiconductor N.V.	1,028	151,640
ON Semiconductor Corp.*	2,233	139,183
GLOBALFOUNDRIES, Inc.*,1	2,738	132,382
ASML Holding N.V. — Class G	304	126,266
Monolithic Power Systems, Inc.	294	106,840
Wolfspeed, Inc.*	946	97,779
Skyworks Solutions, Inc.	1,137	96,952
STMicroelectronics N.V. — Class Y1	3,054	94,491
Teradyne, Inc.	1,210	90,932
Entegris, Inc.	1,095	90,907
Qorvo, Inc.*	955	75,837
Lattice Semiconductor Corp.*	1,431	70,420
MKS Instruments, Inc.	743	61,402
Silicon Laboratories, Inc.*	467	57,646
Amkor Technology, Inc.	3,208	54,696
Cirrus Logic, Inc.*	784	53,939
Power Integrations, Inc.	821	52,807
Synaptics, Inc.*	522	51,683
MaxLinear, Inc. — Class A*	1,305	42,569
Ambarella, Inc.*	670	37,641
Semtech Corp.*	1,229	36,145
SiTime Corp.*	414	32,594
Total Semiconductors		5,213,960
Energy-Alternate Sources - 7.1%
Enphase Energy, Inc.*	603	167,315
First Solar, Inc.*	805	106,477
SolarEdge Technologies, Inc.*	370	85,640
SunPower Corp. — Class A*	2,253	51,909
Total Energy-Alternate Sources		411,341
Chemicals - 1.4%
Daqo New Energy Corp. ADR*	1,552	82,380
Electrical Components & Equipment - 1.0%
Universal Display Corp.	602	56,799
Healthcare-Products - 0.8%
Azenta, Inc.	1,077	46,160
Total Common Stocks
(Cost $1,735,621)		5,810,640

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$20,197	20,197
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	7,768	7,768
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	7,538	7,538
Total Repurchase Agreements
(Cost $35,503)		35,503

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund
First American Government Obligations Fund – Class X, 2.78%[4]	118,152	118,152
Total Securities Lending Collateral
(Cost $118,152)		118,152
Total Investments - 102.5%
(Cost $1,889,276)		$5,964,295
Other Assets & Liabilities, net - (2.5)%		(147,649)
Total Net Assets - 100.0%		$5,816,646

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,810,640	$—	$—	$5,810,640
Repurchase Agreements	—	35,503	—	35,503
Securities Lending Collateral	118,152	—	—	118,152
Total Assets	$5,928,792	$35,503	$—	$5,964,295

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Oil & Gas - 67.7%
Exxon Mobil Corp.	18,129	$1,582,843
Chevron Corp.	9,641	1,385,122
ConocoPhillips	9,273	948,999
EOG Resources, Inc.	5,993	669,598
Occidental Petroleum Corp.	10,369	637,175
Marathon Petroleum Corp.	6,147	610,582
Pioneer Natural Resources Co.	2,749	595,241
Valero Energy Corp.	5,138	548,995
Phillips 66	6,426	518,707
Devon Energy Corp.	8,503	511,285
Hess Corp.	4,368	476,068
Continental Resources, Inc.	6,282	419,700
Diamondback Energy, Inc.	3,162	380,895
Petroleo Brasileiro S.A. ADR	30,235	373,100
Coterra Energy, Inc. — Class A	14,248	372,158
BP plc ADR	11,712	334,378
Texas Pacific Land Corp.	182	323,456
Marathon Oil Corp.	13,975	315,556
Equities Corp.	7,631	310,963
HF Sinclair Corp.	5,565	299,620
Chesapeake Energy Corp.	2,990	281,688
Ovintiv, Inc.	6,082	279,772
Shell plc ADR	5,542	275,770
APA Corp.	8,050	275,230
Suncor Energy, Inc.	8,828	248,508
Canadian Natural Resources Ltd.	4,497	209,425
Chord Energy Corp.	1,510	206,523
Range Resources Corp.	8,050	203,343
Equinor ASA ADR	5,826	192,899
PDC Energy, Inc.	3,322	191,978
Matador Resources Co.	3,921	191,815
Murphy Oil Corp.	5,424	190,762
PBF Energy, Inc. — Class A*	5,253	184,695
Civitas Resources, Inc.	3,126	179,401
Denbury, Inc.*	2,058	177,523
SM Energy Co.	4,497	169,132
Comstock Resources, Inc.*	9,717	168,007
Magnolia Oil & Gas Corp. — Class A	8,449	167,375
Valaris Ltd.*	3,236	158,370
Helmerich & Payne, Inc.	4,199	155,237
CNX Resources Corp.*	9,148	142,068
CVR Energy, Inc.	4,755	137,800
California Resources Corp.	3,538	135,965
Patterson-UTI Energy, Inc.	10,453	122,091
Northern Oil and Gas, Inc.	4,346	119,124
Callon Petroleum Co.*	3,328	116,513
Delek US Holdings, Inc.	4,264	115,725
Noble Corporation plc*	3,803	112,493
Talos Energy, Inc.*	5,528	92,041
Laredo Petroleum, Inc.*	1,301	81,768
Total Oil & Gas		16,897,482
Pipelines - 12.3%
Cheniere Energy, Inc.	3,446	571,726
Kinder Morgan, Inc.	30,544	508,252
Williams Companies, Inc.	16,794	480,812
ONEOK, Inc.	7,358	377,024
Targa Resources Corp.	4,882	294,580
Enbridge, Inc.	6,939	257,437
New Fortress Energy, Inc.	5,267	230,220
DT Midstream, Inc.	3,576	185,559
TC Energy Corp.	4,453	179,411
Total Pipelines		3,085,021
Energy-Alternate Sources - 7.1%
Enphase Energy, Inc.*	1,825	506,383
First Solar, Inc.*	2,437	322,342
Plug Power, Inc.*	12,052	253,212
SolarEdge Technologies, Inc.*	1,082	250,440
Sunrun, Inc.*	6,445	177,818
Archaea Energy, Inc.*	6,653	119,820
Green Plains, Inc.*	3,398	98,780
TPI Composites, Inc.*	4,168	47,015
Total Energy-Alternate Sources		1,775,810
Oil & Gas Services - 6.8%
Schlumberger N.V.	16,412	589,191
Halliburton Co.	15,223	374,790
Baker Hughes Co.	17,443	365,605
NOV, Inc.	13,050	211,149
ChampionX Corp.	8,261	161,668
Total Oil & Gas Services		1,702,403
Coal - 1.7%
Peabody Energy Corp.*	6,827	169,446
Consol Energy, Inc.	2,004	128,897
Arch Resources, Inc.	1,006	119,312
Total Coal		417,655
Retail - 1.3%
Murphy USA, Inc.	784	215,530
World Fuel Services Corp.	4,335	101,612
Total Retail		317,142
Mining - 0.8%
Cameco Corp.	8,011	212,372
Electric - 0.6%
Ameresco, Inc. — Class A*	2,302	153,037
Machinery-Diversified - 0.6%
Cactus, Inc. — Class A	3,606	138,579
Electrical Components & Equipment - 0.5%
EnerSys	2,173	126,403
Total Common Stocks
(Cost $14,027,144)		24,825,904

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 1.1%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$151,845	$151,845
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	58,402	58,402
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	56,674	56,674
Total Repurchase Agreements
(Cost $266,921)		266,921
Total Investments - 100.5%
(Cost $14,294,065)		$25,092,825
Other Assets & Liabilities, net - (0.5)%		(116,239)
Total Net Assets - 100.0%		$24,976,586

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,825,904	$—	$—	$24,825,904
Repurchase Agreements	—	266,921	—	266,921
Total Assets	$24,825,904	$266,921	$—	$25,092,825

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 67.6%
Schlumberger N.V.	19,296	$692,726
Halliburton Co.	17,896	440,599
Baker Hughes Co.	20,509	429,869
NOV, Inc.	15,350	248,363
ChampionX Corp.	9,711	190,044
Weatherford International plc*	4,898	158,156
Liberty Energy, Inc. — Class A*	11,444	145,110
Expro Group Holdings N.V.*	8,946	113,972
NOW, Inc.*	10,025	100,751
Tidewater, Inc.*	4,441	96,370
Archrock, Inc.	14,767	94,804
ProPetro Holding Corp.*	10,899	87,737
US Silica Holdings, Inc.*	7,587	83,078
Oceaneering International, Inc.*	10,359	82,458
Core Laboratories N.V.	5,802	78,211
Bristow Group, Inc.*	3,267	76,742
Dril-Quip, Inc.*	3,913	76,382
National Energy Services Reunited Corp.*	11,773	69,932
Solaris Oilfield Infrastructure, Inc. — Class A	6,838	64,004
DMC Global, Inc.*	3,243	51,823
Total Oil & Gas Services		3,381,131
Oil & Gas - 14.6%
Valaris Ltd.*	3,803	186,119
Helmerich & Payne, Inc.	4,937	182,521
Patterson-UTI Energy, Inc.	12,288	143,524
Noble Corporation plc*	4,471	132,252
Nabors Industries Ltd.*	878	89,073
Total Oil & Gas		733,489
Energy-Alternate Sources - 9.0%
SolarEdge Technologies, Inc.*	1,037	240,024
Sunrun, Inc.*	7,577	209,049
Total Energy-Alternate Sources		449,073
Machinery-Diversified - 3.3%
Cactus, Inc. — Class A	4,240	162,943
Metal Fabricate & Hardware - 2.6%
Tenaris S.A. ADR	5,078	131,216
Distribution & Wholesale - 1.4%
MRC Global, Inc.*	9,415	67,694
Retail - 1.0%
Aspen Aerogels, Inc.*	5,561	51,272
Total Common Stocks
(Cost $3,468,874)		4,976,818

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$27,045	27,045
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	10,402	10,402
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	10,094	10,094
Total Repurchase Agreements
(Cost $47,541)		47,541
Total Investments - 100.5%
(Cost $3,516,415)		$5,024,359
Other Assets & Liabilities, net - (0.5)%		(23,890)
Total Net Assets - 100.0%		$5,000,469

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,976,818	$—	$—	$4,976,818
Repurchase Agreements	—	47,541	—	47,541
Total Assets	$4,976,818	$47,541	$—	$5,024,359

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 28.8%
Consumer, Non-cyclical - 12.8%
Nestle S.A. ADR	200	$21,522
Roche Holding AG ADR	410	16,654
Novartis AG ADR	165	12,542
AstraZeneca plc ADR	226	12,394
Novo Nordisk A/S ADR	119	11,856
Unilever plc ADR	191	8,373
Diageo plc ADR	41	6,962
Sanofi ADR	168	6,387
L'Oreal S.A. ADR	89	5,672
British American Tobacco plc ADR	150	5,325
GSK plc ADR	146	4,297
Reckitt Benckiser Group plc ADR	267	3,548
RELX plc ADR	143	3,476
Bayer AG ADR	286	3,306
EssilorLuxottica S.A. ADR	44	2,986
Anheuser-Busch InBev S.A. ADR	65	2,936
Adyen N.V. ADR*	207	2,592
Total Consumer, Non-cyclical		130,828
Financial - 2.9%
HSBC Holdings plc ADR	293	7,639
Allianz SE ADR	299	4,668
Zurich Insurance Group AG ADR	109	4,336
BNP Paribas S.A. ADR	165	3,485
UBS Group AG	234	3,395
AXA S.A. ADR	144	3,136
Banco Santander S.A. ADR	1,229	2,851
Total Financial		29,510
Energy - 2.8%
Shell plc ADR	265	13,187
TotalEnergies SE ADR	191	8,885
BP plc ADR	229	6,538
Total Energy		28,610
Basic Materials - 2.4%
Linde plc	36	9,705
Air Liquide S.A. ADR	191	4,340
Rio Tinto plc ADR	77	4,240
Glencore plc ADR	396	4,150
BASF SE ADR	267	2,563
Total Basic Materials		24,998
Consumer, Cyclical - 2.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	95	11,163
Cie Financiere Richemont S.A. ADR	382	3,577
Hermes International ADR	26	3,060
Mercedes-Benz Group AG ADR	230	2,896
Kering S.A. ADR	53	2,340
Total Consumer, Cyclical		23,036
Industrial - 2.2%
Siemens AG ADR	109	5,336
Schneider Electric SE ADR	208	4,680
Airbus SE ADR	171	3,671
Vinci S.A. ADR	165	3,316
ABB Ltd. ADR	116	2,977
Deutsche Post AG ADR	72	2,164
Total Industrial		22,144
Technology - 1.8%
ASML Holding N.V. — Class G	30	12,460
SAP SE ADR	79	6,419
Total Technology		18,879
Utilities - 0.9%
Iberdrola S.A. ADR	105	3,907
National Grid plc ADR	53	2,731
Enel SpA ADR	570	2,314
Total Utilities		8,952
Communications - 0.7%
Deutsche Telekom AG ADR	252	4,299
Prosus N.V. ADR	317	3,306
Total Communications		7,605
Total Common Stocks
(Cost $282,252)		294,562

MUTUAL FUNDS† - 43.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	23,237	222,841
Guggenheim Strategy Fund II1	9,255	221,846
Total Mutual Funds
(Cost $458,891)		444,687

	Face Amount
U.S. TREASURY BILLS†† - 15.7%
U.S. Treasury Bills
2.70% due 11/08/22[2,3]	$161,000	160,564
Total U.S. Treasury Bills
(Cost $160,533)		160,564

REPURCHASE AGREEMENTS††,4 - 11.8%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	68,428	68,428
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	26,319	26,319
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	25,539	25,539
Total Repurchase Agreements
(Cost $120,286)		120,286
Total Investments - 99.8%
(Cost $1,021,962)		$1,020,099
Other Assets & Liabilities, net - 0.2%		1,786
Total Net Assets - 100.0%		$1,021,885

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	8	Dec 2022	$985,450	$(35,890)

Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	30	Dec 2022	968,245	(83,766)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$294,562	$—	$—	$294,562
Mutual Funds	444,687	—	—	444,687
U.S. Treasury Bills	—	160,564	—	160,564
Repurchase Agreements	—	120,286	—	120,286
Total Assets	$739,249	$280,850	$—	$1,020,099

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$35,890	—	—	$35,890
Equity Futures Contracts**	83,766	—	—	83,766
Total Liabilities	$119,656	$—	$—	$119,656

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$465,394	$–	$(230,000)	$(5,419)	$(8,129)	$221,846	9,255	$5,107
Guggenheim Ultra Short Duration Fund — Institutional Class	465,216	–	(230,000)	(5,181)	(7,194)	222,841	23,237	3,885
	$930,610	$–	$(460,000)	$(10,600)	$(15,323)	$444,687		$8,992

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
REITS - 27.8%
American Tower Corp. — Class A	578	$124,097
Prologis, Inc.	1,046	106,274
Crown Castle, Inc.	683	98,728
Public Storage	321	93,992
Equinix, Inc.	165	93,859
Realty Income Corp.	1,331	77,464
SBA Communications Corp.	254	72,301
VICI Properties, Inc.	2,324	69,371
Simon Property Group, Inc.	769	69,018
Welltower, Inc.	1,070	68,822
AvalonBay Communities, Inc.	361	66,493
Digital Realty Trust, Inc.	664	65,855
Equity Residential	970	65,203
Alexandria Real Estate Equities, Inc.	452	63,366
Extra Space Storage, Inc.	364	62,866
Invitation Homes, Inc.	1,719	58,051
Weyerhaeuser Co.	2,012	57,463
Mid-America Apartment Communities, Inc.	365	56,601
Sun Communities, Inc.	394	53,320
Duke Realty Corp.	1,099	52,972
Essex Property Trust, Inc.	217	52,564
Ventas, Inc.	1,243	49,931
UDR, Inc.	1,141	47,591
Camden Property Trust	397	47,422
WP Carey, Inc.	647	45,161
Healthpeak Properties, Inc.	1,927	44,167
American Homes 4 Rent — Class A	1,345	44,129
Boston Properties, Inc.	586	43,932
Gaming and Leisure Properties, Inc.	993	43,930
STORE Capital Corp.	1,398	43,799
Equity LifeStyle Properties, Inc.	695	43,674
Host Hotels & Resorts, Inc.	2,720	43,194
Kimco Realty Corp.	2,320	42,711
Life Storage, Inc.	362	40,095
Regency Centers Corp.	718	38,664
CubeSmart	960	38,458
Lamar Advertising Co. — Class A	453	37,368
Rexford Industrial Realty, Inc.	702	36,504
Healthcare Realty Trust, Inc.	1,722	35,904
Federal Realty Investment Trust	394	35,507
Omega Healthcare Investors, Inc.	1,174	34,621
National Retail Properties, Inc.	859	34,240
Medical Properties Trust, Inc.	2,762	32,757
Americold Realty Trust, Inc.	1,313	32,300
Agree Realty Corp.	461	31,154
First Industrial Realty Trust, Inc.	682	30,560
Brixmor Property Group, Inc.	1,595	29,460
Spirit Realty Capital, Inc.	783	28,313
Kilroy Realty Corp.	660	27,793
Vornado Realty Trust	1,154	26,727
AGNC Investment Corp.	2,887	24,308
Independence Realty Trust, Inc.	1,451	24,275
SL Green Realty Corp.	517	20,763
Park Hotels & Resorts, Inc.	1,716	19,322
Total REITS		2,727,414
Banks - 25.2%
JPMorgan Chase & Co.	2,152	224,884
Bank of America Corp.	6,598	199,260
Wells Fargo & Co.	3,988	160,397
Morgan Stanley	1,903	150,356
Goldman Sachs Group, Inc.	456	133,631
Citigroup, Inc.	2,710	112,926
PNC Financial Services Group, Inc.	686	102,502
Truist Financial Corp.	2,280	99,271
U.S. Bancorp	2,432	98,058
M&T Bank Corp.	432	76,170
Bank of New York Mellon Corp.	1,869	71,994
First Republic Bank	483	63,056
Fifth Third Bancorp	1,918	61,299
State Street Corp.	983	59,776
Huntington Bancshares, Inc.	4,434	58,440
ICICI Bank Ltd. ADR	2,743	57,521
Regions Financial Corp.	2,825	56,698
SVB Financial Group*	167	56,075
Citizens Financial Group, Inc.	1,578	54,220
Northern Trust Corp.	629	53,817
HDFC Bank Ltd. ADR	919	53,688
Royal Bank of Canada	580	52,223
KeyCorp	3,106	49,758
First Horizon Corp.	2,106	48,227
Bank of Nova Scotia	1,000	47,570
East West Bancorp, Inc.	592	39,747
Comerica, Inc.	556	39,532
Signature Bank	261	39,411
Webster Financial Corp.	825	37,290
Zions Bancorp North America	695	35,348
Western Alliance Bancorporation	526	34,579
Synovus Financial Corp.	813	30,496
Silvergate Capital Corp. — Class A*	256	19,290
Total Banks		2,477,510
Insurance - 22.8%
Berkshire Hathaway, Inc. — Class B*	1,216	324,696
Marsh & McLennan Companies, Inc.	750	111,967
Progressive Corp.	934	108,540
Chubb Ltd.	585	106,400
Aon plc — Class A	380	101,791
MetLife, Inc.	1,505	91,474
Travelers Companies, Inc.	537	82,268
Arthur J Gallagher & Co.	471	80,645
Allstate Corp.	635	79,076
Aflac, Inc.	1,402	78,792
American International Group, Inc.	1,631	77,440
Prudential Financial, Inc.	844	72,398
Willis Towers Watson plc	338	67,918
Hartford Financial Services Group, Inc.	953	59,029
Principal Financial Group, Inc.	773	55,772
RenaissanceRe Holdings Ltd.	394	55,314
Brown & Brown, Inc.	910	55,037
Markel Corp.*	48	52,043
Cincinnati Financial Corp.	561	50,249

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Insurance - 22.8% (continued)
Alleghany Corp.*	56	$47,005
Loews Corp.	901	44,906
American Financial Group, Inc.	359	44,132
Globe Life, Inc.	436	43,469
Fidelity National Financial, Inc.	1,125	40,725
Equitable Holdings, Inc.	1,537	40,500
Reinsurance Group of America, Inc. — Class A	321	40,385
Unum Group	993	38,528
Assurant, Inc.	256	37,189
Lincoln National Corp.	792	34,777
Old Republic International Corp.	1,626	34,032
Voya Financial, Inc.	538	32,549
First American Financial Corp.	602	27,752
MGIC Investment Corp.	2,015	25,832
Total Insurance		2,242,630
Diversified Financial Services - 16.1%
Charles Schwab Corp.	2,192	157,539
American Express Co.	950	128,164
BlackRock, Inc. — Class A	209	115,008
CME Group, Inc. — Class A	578	102,381
Intercontinental Exchange, Inc.	1,019	92,067
Capital One Financial Corp.	817	75,303
Nasdaq, Inc.	1,221	69,206
Ameriprise Financial, Inc.	274	69,034
Discover Financial Services	706	64,190
Apollo Global Management, Inc.	1,374	63,891
T. Rowe Price Group, Inc.	583	61,221
Raymond James Financial, Inc.	610	60,280
LPL Financial Holdings, Inc.	262	57,242
Cboe Global Markets, Inc.	412	48,356
Synchrony Financial	1,661	46,824
Coinbase Global, Inc. — Class A*,1	716	46,175
Tradeweb Markets, Inc. — Class A	806	45,475
Franklin Resources, Inc.	1,894	40,759
Ally Financial, Inc.	1,322	36,791
Jefferies Financial Group, Inc.	1,144	33,748
Invesco Ltd.	2,218	30,387
Stifel Financial Corp.	566	29,381
SoFi Technologies, Inc.*	5,207	25,410
SLM Corp.	1,748	24,455
OneMain Holdings, Inc.	785	23,173
Evercore, Inc. — Class A	281	23,112
Upstart Holdings, Inc.*,1	743	15,447
Total Diversified Financial Services		1,585,019
Private Equity - 3.4%
Blackstone, Inc. — Class A	1,518	127,056
KKR & Company, Inc. — Class A	1,789	76,927
Ares Management Corp. — Class A	837	51,852
Brookfield Asset Management, Inc. — Class A	1,091	44,611
Carlyle Group, Inc.	1,446	37,365
Total Private Equity		337,811
Commercial Services - 2.5%
S&P Global, Inc.	425	129,774
Moody's Corp.	349	84,846
MarketAxess Holdings, Inc.	168	37,378
Total Commercial Services		251,998
Software - 0.8%
MSCI, Inc. — Class A	180	75,922
Media - 0.5%
FactSet Research Systems, Inc.	129	51,614
Savings & Loans - 0.3%
New York Community Bancorp, Inc.	3,005	25,633
Total Common Stocks
(Cost $6,141,002)		9,775,551

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$48,913	48,913
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	18,812	18,812
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	18,256	18,256
Total Repurchase Agreements
(Cost $85,981)		85,981

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[4]	44,698	44,698
Total Securities Lending Collateral
(Cost $44,698)		44,698
Total Investments - 100.8%
(Cost $6,271,681)		$9,906,230
Other Assets & Liabilities, net - (0.8)%		(74,367)
Total Net Assets - 100.0%		$9,831,863

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,775,551	$—	$—	$9,775,551
Repurchase Agreements	—	85,981	—	85,981
Securities Lending Collateral	44,698	—	—	44,698
Total Assets	$9,820,249	$85,981	$—	$9,906,230

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MUTUAL FUNDS† - 24.1%
Guggenheim Variable Insurance Strategy Fund III[1]	134,486	$3,228,999
Guggenheim Strategy Fund III[1]	89,107	2,140,348
Guggenheim Strategy Fund II1	4,552	109,116
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	69,755
Total Mutual Funds
(Cost $5,738,109)		5,548,218

	Face Amount
U.S. TREASURY BILLS†† - 7.7%
U.S. Treasury Bills
2.70% due 11/08/22[2,3]	$1,764,000	1,759,222
Total U.S. Treasury Bills
(Cost $1,758,880)		1,759,222

REPURCHASE AGREEMENTS††,4 - 66.4%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	8,689,356	8,689,356
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	3,342,060	3,342,060
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	3,243,138	3,243,138
Total Repurchase Agreements
(Cost $15,274,554)		15,274,554
Total Investments - 98.2%
(Cost $22,771,543)		$22,581,994
Other Assets & Liabilities, net - 1.8%		406,602
Total Net Assets - 100.0%		$22,988,596

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	14	Dec 2022	$420,140	$36,751
Russell 2000 Index Mini Futures Contracts	3	Dec 2022	250,380	(260)
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2022	220,610	(322)
Dow Jones Industrial Average Index Mini Futures Contracts	2	Dec 2022	287,860	(413)
S&P 500 Index Mini Futures Contracts	2	Dec 2022	359,725	(678)
FTSE 100 Index Futures Contracts	1	Dec 2022	76,396	(824)
			$1,615,111	$34,254

Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	6	Dec 2022	$658,747	$8,066
Euro - OATS Futures Contracts	4	Dec 2022	517,495	3,743
			$1,176,242	$11,809

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	31	Dec 2022	$759,035	$(4,614)

Commodity Futures Contracts Purchased†
Red Spring Wheat Futures Contracts	5	Dec 2022	$245,937	$13,833
Corn Futures Contracts	8	Dec 2022	271,200	12,635
Euro - Mill Wheat Futures Contracts	6	Dec 2022	104,896	4,062
Gasoline RBOB Futures Contracts	4	Nov 2022	382,906	973
Sugar #11 Futures Contracts	14	Jun 2023	258,877	(1,403)
Live Cattle Futures Contracts	6	Dec 2022	352,800	(1,792)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
NY Harbor ULSD Futures Contracts	3	Oct 2022	$408,139	$(1,902)
Sugar #11 Futures Contracts	15	Apr 2023	284,088	(4,181)
Natural Gas Futures Contracts	5	Dec 2022	362,900	(4,383)
WTI Crude Futures Contracts	2	Oct 2022	159,400	(4,385)
Soybean Oil Futures Contracts	5	Dec 2022	183,990	(7,759)
Low Sulphur Gas Oil Futures Contracts	4	Dec 2022	360,300	(10,924)
LME Nickel Futures Contracts	1	Nov 2022	126,330	(12,379)
Soybean Futures Contracts	4	Nov 2022	273,200	(13,200)
Brent Crude Futures Contracts	2	Oct 2022	170,700	(15,621)
ECX Emission Futures Contracts	1	Dec 2022	65,402	(15,949)
Cotton #2 Futures Contracts	3	Dec 2022	128,010	(26,334)
Natural Gas Futures Contracts	3	Oct 2022	203,850	(33,188)
			$4,342,925	$(121,897)

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	23	Dec 2022	$1,472,920	$92,709
Swiss Franc Futures Contracts	24	Dec 2022	3,063,450	86,322
Euro FX Futures Contracts	32	Dec 2022	3,941,800	75,166
Canadian Dollar Futures Contracts	15	Dec 2022	1,086,150	48,298
Japanese Yen Futures Contracts	26	Dec 2022	2,263,950	3,663
British Pound Futures Contracts	2	Dec 2022	139,700	(6,048)
			$11,967,970	$300,110

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 2 Year Note Futures Contracts	38	Dec 2022	$7,801,875	$90,319
U.S. Treasury 5 Year Note Futures Contracts	19	Dec 2022	2,041,461	56,570
Euro - Bund Futures Contracts	13	Dec 2022	1,762,638	32,453
Canadian Government 10 Year Bond Futures Contracts	26	Dec 2022	2,320,447	27,592
U.S. Treasury 10 Year Note Futures Contracts	19	Dec 2022	2,129,187	22,549
Euro - Bobl Futures Contracts	10	Dec 2022	1,171,714	21,812
Euro - Schatz Futures Contracts	27	Dec 2022	2,833,505	15,114
Australian Government 3 Year Bond Futures Contracts	17	Dec 2022	1,159,867	10,339
U.S. Treasury Long Bond Futures Contracts	8	Dec 2022	1,012,250	6,174
U.S. Treasury Ultra Long Bond Futures Contracts	6	Dec 2022	819,938	5,865
Long Gilt Futures Contracts	4	Dec 2022	429,495	1,305
Australian Government 10 Year Bond Futures Contracts	3	Dec 2022	224,832	(492)
			$23,707,209	$289,600

Commodity Futures Contracts Sold Short†
Gold 100 oz. Futures Contracts	6	Dec 2022	$1,001,880	$57,482
Lean Hogs Futures Contracts	14	Dec 2022	427,840	32,312
Silver Futures Contracts	4	Dec 2022	380,200	27,523
Live Cattle Futures Contracts	22	Apr 2023	1,358,500	24,007
Gasoline RBOB Futures Contracts	4	Dec 2022	375,463	13,514
Cocoa Futures Contracts	16	Dec 2022	374,720	13,311
CME Random Length Lumber Futures Contracts	1	Nov 2022	46,717	10,376
LME Primary Aluminum Futures Contracts	6	Nov 2022	322,988	10,269
Copper Futures Contracts	2	Dec 2022	169,900	9,419
Canadian Canola (WCE) Futures Contracts	2	Nov 2022	24,620	5,804
Euro - Rapeseed Futures Contracts	3	Jan 2023	93,612	5,464
Natural Gas Futures Contracts	5	Nov 2022	354,150	4,487
LME Tin Futures Contracts	1	Nov 2022	103,425	3,723
Low Sulphur Gas Oil Futures Contracts	3	Nov 2022	282,375	2,545
LME Zinc Futures Contracts	2	Nov 2022	150,050	2,113
Cattle Feeder Futures Contracts	4	Jan 2023	350,950	1,430
Oat Futures Contracts	4	Dec 2022	77,650	1,021
LME Lead Futures Contracts	2	Nov 2022	95,643	586
Sugar #11 Futures Contracts	4	Feb 2023	79,072	141

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Platinum Futures Contracts	1	Jan 2023	$42,870	$(3)
SGX Iron Ore 62% Futures Contracts	8	Nov 2022	75,320	(416)
Gasoline RBOB Futures Contracts	1	Oct 2022	99,624	(2,686)
			$6,287,569	$222,422

Equity Futures Contracts Sold Short†
MSCI EAFE Index Futures Contracts	4	Dec 2022	$332,320	$29,299
DAX Index Futures Contracts	1	Dec 2022	293,835	27,445
FTSE Taiwan Index Futures Contracts	5	Oct 2022	232,550	13,355
FTSE/JSE TOP 40 Index Futures Contracts††	11	Dec 2022	344,097	11,182
SPI 200 Index Futures Contracts	2	Dec 2022	207,478	10,320
CAC 40 10 Euro Index Futures Contracts	5	Oct 2022	278,864	9,740
Euro STOXX 50 Index Futures Contracts	3	Dec 2022	96,266	9,476
IBEX 35 Index Futures Contracts††	1	Oct 2022	71,263	7,468
OMX Stockholm 30 Index Futures Contracts††	2	Oct 2022	32,235	2,428
S&P/TSX 60 IX Index Futures Contracts	1	Dec 2022	161,636	2,113
Amsterdam Index Futures Contracts	1	Oct 2022	124,120	125
CBOE Volatility Index Futures Contracts	1	Mar 2023	30,150	(65)
CBOE Volatility Index Futures Contracts	4	Feb 2023	121,040	(531)
CBOE Volatility Index Futures Contracts	14	Jan 2023	429,380	(9,467)
			$2,755,234	$112,888

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,548,218	$—	$—	$5,548,218
U.S. Treasury Bills	—	1,759,222	—	1,759,222
Repurchase Agreements	—	15,274,554	—	15,274,554
Currency Futures Contracts**	306,158	—	—	306,158
Interest Rate Futures Contracts**	293,835	8,066	—	301,901
Commodity Futures Contracts**	257,030	—	—	257,030
Equity Futures Contracts**	138,624	21,078	—	159,702
Total Assets	$6,543,865	$17,062,920	$—	$23,606,785

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$156,505	$—	$—	$156,505
Equity Futures Contracts**	12,560	—	—	12,560
Currency Futures Contracts**	10,662	—	—	10,662
Interest Rate Futures Contracts**	492	—	—	492
Total Liabilities	$180,219	$—	$—	$180,219

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$113,258	$–	$–	$–	$(4,142)	$109,116	4,552	$1,822
Guggenheim Strategy Fund III	2,230,346	–	–	–	(89,998)	2,140,348	89,107	36,569
Guggenheim Ultra Short Duration Fund — Institutional Class	72,155	–	–	–	(2,400)	69,755	7,274	902
Guggenheim Variable Insurance Strategy Fund III	3,356,761	–	–	–	(127,762)	3,228,999	134,486	53,181
	$5,772,520	$–	$–	$–	$(224,302)	$5,548,218		$92,474

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MUTUAL FUNDS† - 12.8%
Guggenheim Strategy Fund II1	19,093	$457,657
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,947	431,046
Total Mutual Funds
(Cost $902,682)		888,703

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 46.1%
U.S. Treasury Bonds
3.00% due 08/15/52	$3,700,000	3,192,984
Total U.S. Government Securities
(Cost $3,434,560)		3,192,984

FEDERAL AGENCY DISCOUNT NOTES†† - 14.5%
Farmer Mac
2.60% due 10/03/22[2]	1,000,000	999,920
Total Federal Agency Discount Notes
(Cost $999,856)		999,920

FEDERAL AGENCY NOTES†† - 4.3%
Fannie Mae
2.00% due 10/05/22	300,000	299,974
Total Federal Agency Notes
(Cost $299,987)		299,974

U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
2.70% due 11/08/22[2,3]	132,000	131,642
Total U.S. Treasury Bills
(Cost $131,617)		131,642

REPURCHASE AGREEMENTS††,4 - 30.7%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	1,210,742	1,210,742
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	465,670	465,670
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	451,887	451,887
Total Repurchase Agreements
(Cost $2,128,299)		2,128,299
Total Investments - 110.3%
(Cost $7,897,001)		$7,641,522
Other Assets & Liabilities, net - (10.3)%		(711,854)
Total Net Assets - 100.0%		$6,929,668

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	42	Dec 2022	$5,739,563	$(135,446)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$888,703	$—	$—	$888,703
U.S. Government Securities	—	3,192,984	—	3,192,984
Federal Agency Discount Notes	—	999,920	—	999,920
Federal Agency Notes	—	299,974	—	299,974
U.S. Treasury Bills	—	131,642	—	131,642
Repurchase Agreements	—	2,128,299	—	2,128,299
Total Assets	$888,703	$6,752,819	$—	$7,641,522

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$135,446	$—	$—	$135,446

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,430,596	$–	$(950,000)	$(1,511)	$(21,428)	$457,657	19,093	$9,092
Guggenheim Ultra Short Duration Fund — Institutional Class	2,151,720	–	(1,700,000)	(6,288)	(14,386)	431,046	44,947	6,470
	$3,582,316	$–	$(2,650,000)	$(7,799)	$(35,814)	$888,703		$15,562

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.3%
Pharmaceuticals - 32.0%
Johnson & Johnson	3,491	$570,290
Eli Lilly & Co.	1,514	489,552
AbbVie, Inc.	3,093	415,112
Pfizer, Inc.	9,483	414,976
Merck & Company, Inc.	4,719	406,400
Bristol-Myers Squibb Co.	4,837	343,862
CVS Health Corp.	3,144	299,843
Cigna Corp.	894	248,058
Zoetis, Inc.	1,476	218,876
Becton Dickinson and Co.	913	203,444
McKesson Corp.	550	186,928
AstraZeneca plc ADR	3,151	172,801
Dexcom, Inc.*	1,796	144,650
AmerisourceBergen Corp. — Class A	1,038	140,473
GSK plc ADR	4,214	124,018
Cardinal Health, Inc.	1,731	115,423
Novartis AG ADR	1,474	112,039
Jazz Pharmaceuticals plc*	750	99,968
Perrigo Company plc	2,723	97,102
Neurocrine Biosciences, Inc.*	830	88,154
Viatris, Inc.	9,702	82,661
Elanco Animal Health, Inc.*	4,922	61,082
Bausch Health Companies, Inc.*	6,165	42,477
Total Pharmaceuticals		5,078,189
Healthcare-Products - 29.6%
Thermo Fisher Scientific, Inc.	725	367,713
Danaher Corp.	1,384	357,473
Abbott Laboratories	3,519	340,498
Medtronic plc	3,318	267,929
Stryker Corp.	1,117	226,237
Intuitive Surgical, Inc.*	1,110	208,058
Boston Scientific Corp.*	5,058	195,896
Edwards Lifesciences Corp.*	2,211	182,695
ResMed, Inc.	691	150,845
Baxter International, Inc.	2,549	137,289
IDEXX Laboratories, Inc.*	412	134,230
Zimmer Biomet Holdings, Inc.	1,184	123,787
Insulet Corp.*	480	110,112
Hologic, Inc.*	1,667	107,555
West Pharmaceutical Services, Inc.	426	104,830
Waters Corp.*	384	103,500
STERIS plc	604	100,433
PerkinElmer, Inc.	824	99,152
Align Technology, Inc.*	477	98,791
Cooper Companies, Inc.	346	91,309
Avantor, Inc.*	4,468	87,573
Shockwave Medical, Inc.*	311	86,480
ABIOMED, Inc.*	351	86,227
Bio-Techne Corp.	294	83,496
Repligen Corp.*	426	79,709
Henry Schein, Inc.*	1,184	77,872
Teleflex, Inc.	386	77,764
Bruker Corp.	1,396	74,072
Masimo Corp.*	506	71,427
Dentsply Sirona, Inc.	2,201	62,398
Envista Holdings Corp.*	1,813	59,485
Exact Sciences Corp.*	1,827	59,359
Inspire Medical Systems, Inc.*	325	57,645
QuidelOrtho Corp.*	769	54,968
Natera, Inc.*	1,185	51,927
Tandem Diabetes Care, Inc.*	932	44,596
10X Genomics, Inc. — Class A*	1,551	44,172
Nevro Corp.*	743	34,624
Total Healthcare-Products		4,702,126
Biotechnology - 18.1%
Amgen, Inc.	1,286	289,864
Vertex Pharmaceuticals, Inc.*	819	237,133
Gilead Sciences, Inc.	3,837	236,704
Regeneron Pharmaceuticals, Inc.*	337	232,149
Biogen, Inc.*	725	193,575
Moderna, Inc.*	1,448	171,226
Illumina, Inc.*	755	144,046
Royalty Pharma plc — Class A	3,271	131,429
Seagen, Inc.*	953	130,399
Alnylam Pharmaceuticals, Inc.*	644	128,903
BioNTech SE ADR	793	106,960
BioMarin Pharmaceutical, Inc.*	1,236	104,776
Incyte Corp.*	1,538	102,492
Horizon Therapeutics plc*	1,631	100,943
Biohaven Pharmaceutical Holding Company Ltd.*	604	91,307
Sarepta Therapeutics, Inc.*	751	83,016
United Therapeutics Corp.*	395	82,705
Apellis Pharmaceuticals, Inc.*	1,126	76,906
Guardant Health, Inc.*	1,149	61,851
Intellia Therapeutics, Inc.*	951	53,218
Mirati Therapeutics, Inc.*	713	49,796
Fate Therapeutics, Inc.*	1,627	36,461
Novavax, Inc.*	1,373	24,989
Total Biotechnology		2,870,848
Healthcare-Services - 16.6%
UnitedHealth Group, Inc.	1,168	589,887
Elevance Health, Inc.	612	277,995
Humana, Inc.	452	219,306
HCA Healthcare, Inc.	1,004	184,525
Centene Corp.*	2,189	170,326
IQVIA Holdings, Inc.*	802	145,274
Molina Healthcare, Inc.*	358	118,083
Laboratory Corporation of America Holdings	541	110,802
Quest Diagnostics, Inc.	830	101,833
ICON plc*	510	93,728
Catalent, Inc.*	1,194	86,398
Charles River Laboratories International, Inc.*	423	83,246
DaVita, Inc.*	873	72,258
Universal Health Services, Inc. — Class B	737	64,989
Oak Street Health, Inc.*	2,565	62,894
Tenet Healthcare Corp.*	1,154	59,523
Encompass Health Corp.	1,210	54,728
Syneos Health, Inc.*	1,128	53,185
Teladoc Health, Inc.*	1,919	48,647
Amedisys, Inc.*	450	43,555
Total Healthcare-Services		2,641,182
Electronics - 1.8%
Agilent Technologies, Inc.	1,281	155,705

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Electronics - 1.8% (continued)
Mettler-Toledo International, Inc.*	115	$124,674
Total Electronics		280,379
Software - 1.2%
Veeva Systems, Inc. — Class A*	816	134,542
Doximity, Inc. — Class A*	2,102	63,522
Total Software		198,064
Total Common Stocks
(Cost $7,854,773)		15,770,788

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$74,554	74,554
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	28,674	28,674
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	27,826	27,826
Total Repurchase Agreements
(Cost $131,054)		131,054
Total Investments - 100.1%
(Cost $7,985,827)		$15,901,842
Other Assets & Liabilities, net - (0.1)%		(19,056)
Total Net Assets - 100.0%		$15,882,786

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,770,788	$—	$—	$15,770,788
Repurchase Agreements	—	131,054	—	131,054
Total Assets	$15,770,788	$131,054	$—	$15,901,842

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
EXCHANGE-TRADED FUNDS†- 7.9%
iShares iBoxx High Yield Corporate Bond ETF	1,556	$111,083
SPDR Bloomberg High Yield Bond ETF[1]	1,245	109,373
Total Exchange-Traded Funds
(Cost $263,173)		220,456

MUTUAL FUNDS† - 39.1%
Guggenheim Strategy Fund II2	23,000	551,301
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	57,301	549,514
Total Mutual Funds
(Cost $1,124,043)		1,100,815

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES††- 7.1%
Freddie Mac
2.55% due 10/04/22[3]	$200,000	199,958
Total Federal Agency Discount Notes
(Cost $199,958)		199,958

FEDERAL AGENCY NOTES††- 5.3%
Fannie Mae
2.00% due 10/05/22	150,000	149,986
Total Federal Agency Notes
(Cost $149,994)		149,986

U.S. TREASURY BILLS††- 1.2%
U.S. Treasury Bills
2.70% due 11/08/22[3,4]	34,000	33,908
Total U.S. Treasury Bills
(Cost $33,901)		33,908

REPURCHASE AGREEMENTS††,5- 30.0%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	479,546	479,546
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	184,441	184,441
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	178,982	178,982
Total Repurchase Agreements
(Cost $842,969)		842,969

	Shares
SECURITIES LENDING COLLATERAL†,6- 2.5%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[7]	71,460	71,460
Total Securities Lending Collateral
(Cost $71,460)		71,460
Total Investments - 93.1%
(Cost $2,685,498)		$2,619,552
Other Assets & Liabilities, net - 6.9%		193,925
Total Net Assets - 100.0%		$2,813,477

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	19	Dec 2022	$2,041,461	$(63,811)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	$2,600,000	$(108,436)	$(110,129)	$1,693

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	3.48% (Federal Funds Rate + 0.40%)	At Maturity	10/28/22	86	$6,140	$23
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	192	16,878	(1,740)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notational Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements†† (continued)
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	3.48% (Federal Funds Rate + 0.40%)	At Maturity	11/17/22	364	$25,972	$(3,416)
							$48,990	$(5,133)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2022.

CDX.NA.HY.39.V1 — Credit Default Swap North American High Yield Series 37 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$220,456	$—	$—	$220,456
Mutual Funds	1,100,815	—	—	1,100,815
Federal Agency Discount Notes	—	199,958	—	199,958
Federal Agency Notes	—	149,986	—	149,986
U.S. Treasury Bills	—	33,908	—	33,908
Repurchase Agreements	—	842,969	—	842,969
Securities Lending Collateral	71,460	—	—	71,460
Credit Default Swap Agreements**	—	1,693	—	1,693
Credit Index Swap Agreements**	—	23	—	23
Total Assets	$1,392,731	$1,228,537	$—	$2,621,268

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$63,811	$—	$—	$63,811
Credit Index Swap Agreements**	—	5,156	—	5,156
Total Liabilities	$63,811	$5,156	$—	$68,967

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,232,538	$700,000	$(1,345,000)	$(15,806)	$(20,431)	$551,301	23,000	$13,844
Guggenheim Ultra Short Duration Fund — Institutional Class	1,169,480	800,000	(1,380,000)	(21,582)	(18,384)	549,514	57,301	11,485
	$2,402,018	$1,500,000	$(2,725,000)	$(37,388)	$(38,815)	$1,100,815		$25,329

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Internet - 56.4%
Alphabet, Inc. — Class A*	3,761	$359,740
Amazon.com, Inc.*	3,019	341,147
Meta Platforms, Inc. — Class A*	1,373	186,289
Netflix, Inc.*	478	112,540
Airbnb, Inc. — Class A*	789	82,877
Booking Holdings, Inc.*	49	80,517
Twitter, Inc.*	1,816	79,613
Uber Technologies, Inc.*	2,728	72,292
Alibaba Group Holding Ltd. ADR*	880	70,391
Baidu, Inc. ADR*	446	52,401
Pinduoduo, Inc. ADR*	786	49,188
Shopify, Inc. — Class A*	1,795	48,357
JD.com, Inc. ADR	945	47,534
Sea Ltd. ADR*	845	47,362
MercadoLibre, Inc.*	57	47,184
VeriSign, Inc.*	259	44,988
eBay, Inc.	1,204	44,319
DoorDash, Inc. — Class A*	846	41,835
Trip.com Group Ltd. ADR*	1,526	41,675
Pinterest, Inc. — Class A*	1,762	41,055
Wix.com Ltd.*	509	39,819
Snap, Inc. — Class A*	3,953	38,818
Expedia Group, Inc.*	413	38,694
Etsy, Inc.*	371	37,148
Chewy, Inc. — Class A*,1	1,192	36,618
Match Group, Inc.*	735	35,096
Spotify Technology S.A.*	406	35,038
GoDaddy, Inc. — Class A*	488	34,589
Coupang, Inc.*	2,026	33,773
Okta, Inc.*	540	30,710
F5, Inc.*	210	30,393
Roku, Inc.*	479	27,016
Zillow Group, Inc. — Class C*	870	24,891
Zillow Group, Inc. — Class A*	863	24,708
IAC, Inc.*	391	21,654
Lyft, Inc. — Class A*	1,519	20,005
Bumble, Inc. — Class A*	902	19,384
Ziff Davis, Inc.*	268	18,353
TripAdvisor, Inc.*	812	17,929
Wayfair, Inc. — Class A*	491	15,982
Revolve Group, Inc.*	564	12,233
Overstock.com, Inc.*	436	10,617
Stitch Fix, Inc. — Class A*	1,534	6,059
Total Internet		2,500,831
Software - 29.4%
Salesforce, Inc.*	856	123,127
Adobe, Inc.*	376	103,475
Activision Blizzard, Inc.	1,089	80,956
Snowflake, Inc. — Class A*	450	76,482
Workday, Inc. — Class A*	424	64,541
Electronic Arts, Inc.	507	58,665
Datadog, Inc. — Class A*	611	54,245
Veeva Systems, Inc. — Class A*	322	53,091
Zoom Video Communications, Inc. — Class A*	654	48,128
ROBLOX Corp. — Class A*	1,246	44,657
ZoomInfo Technologies, Inc. — Class A*	1,031	42,951
Take-Two Interactive Software, Inc.*	393	42,837
Cloudflare, Inc. — Class A*	770	42,589
Citrix Systems, Inc.*,††	382	39,728
Twilio, Inc. — Class A*	549	37,958
Akamai Technologies, Inc.*	456	36,626
NetEase, Inc. ADR	472	35,683
HubSpot, Inc.*	130	35,116
MongoDB, Inc.*	175	34,748
DocuSign, Inc.*	611	32,670
Bilibili, Inc. ADR*,1	1,895	29,031
Dropbox, Inc. — Class A*	1,391	28,821
Five9, Inc.*	301	22,569
Nutanix, Inc. — Class A*	1,079	22,476
Smartsheet, Inc. — Class A*	638	21,922
Coupa Software, Inc.*	359	21,109
New Relic, Inc.*	353	20,255
Box, Inc. — Class A*	790	19,268
DigitalOcean Holdings, Inc.*	508	18,374
Fastly, Inc. — Class A*	1,260	11,542
Total Software		1,303,640
Telecommunications - 7.3%
Cisco Systems, Inc.	3,276	131,040
Motorola Solutions, Inc.	282	63,159
Arista Networks, Inc.*	540	60,961
Juniper Networks, Inc.	1,153	30,116
Ciena Corp.*	632	25,552
CommScope Holding Company, Inc.*	1,413	13,014
Total Telecommunications		323,842
Commercial Services - 4.8%
PayPal Holdings, Inc.*	1,198	103,112
CoStar Group, Inc.*	776	54,048
Paylocity Holding Corp.*	160	38,653
Chegg, Inc.*	813	17,130
Total Commercial Services		212,943
Entertainment - 0.6%
DraftKings, Inc. — Class A*	1,737	26,298
Computers - 0.5%
Lumentum Holdings, Inc.*	317	21,737
Healthcare-Services - 0.4%
Teladoc Health, Inc.*	758	19,215
Real Estate - 0.2%
Redfin Corp.*	1,233	7,201
Total Common Stocks
(Cost $3,162,599)		4,415,707

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$23,681	$23,681
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	9,108	9,108
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	8,839	8,839
Total Repurchase Agreements
(Cost $41,628)		41,628

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[4]	28,232	28,232
Total Securities Lending Collateral
(Cost $28,232)		28,232
Total Investments - 101.1%
(Cost $3,232,459)		$4,485,567
Other Assets & Liabilities, net - (1.1)%		(48,642)
Total Net Assets - 100.0%		$4,436,925

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,375,979	$39,728	$—	$4,415,707
Repurchase Agreements	—	41,628	—	41,628
Securities Lending Collateral	28,232	—	—	28,232
Total Assets	$4,404,211	$81,356	$—	$4,485,567

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 25.8%
Freddie Mac
2.28% due 10/03/22[1]	$1,000,000	$999,874
2.55% due 10/04/22[1]	300,000	299,936
Total Federal Agency Discount Notes
(Cost $1,299,810)		1,299,810

FEDERAL AGENCY NOTES†† - 12.0%
Fannie Mae
2.00% due 10/05/22	600,000	599,947
Total Federal Agency Notes
(Cost $599,940)		599,947

U.S. TREASURY BILLS†† - 3.4%
U.S. Treasury Bills
1.34% due 10/04/22[1,2]	170,000	169,989
Total U.S. Treasury Bills
(Cost $169,980)		169,989

REPURCHASE AGREEMENTS††,3 - 51.9%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[2]	1,487,140	1,487,140
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[2]	571,977	571,977
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[2]	555,046	555,046
Total Repurchase Agreements
(Cost $2,614,163)		2,614,163
Total Investments - 93.1%
(Cost $4,683,893)		$4,683,909
Other Assets & Liabilities, net - 6.9%		349,388
Total Net Assets - 100.0%		$5,033,297

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	Receive	3.23% (Federal Funds Rate + 0.15%)	At Maturity	11/17/22	290	$8,335,514	$721,692
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	3.21% (SOFR + 0.25%)	At Maturity	11/16/22	59	1,707,806	230,328

							$10,043,320	$952,020

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$1,299,810	$—	$1,299,810
Federal Agency Notes	—	599,947	—	599,947
U.S. Treasury Bills	—	169,989	—	169,989
Repurchase Agreements	—	2,614,163	—	2,614,163
Equity Index Swap Agreements**	—	952,020	—	952,020
Total Assets	$—	$5,635,929	$—	$5,635,929

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$656,701	$–	$(646,733)	$(1,006)	$8,962	$–	–	$–
Guggenheim Ultra Short Duration Fund — Institutional Class	671,291	–	(661,355)	(6,457)	3,479	–	–	2,407
	$1,327,992	$–	$(1,308,088)	$(7,463)	$12,441	$–		$2,407

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MUTUAL FUNDS† - 41.0%
Guggenheim Strategy Fund II1	45,576	$1,092,448
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	113,687	1,090,258
Total Mutual Funds
(Cost $2,251,259)		2,182,706

	Face Amount
FEDERAL AGENCY NOTES†† - 27.2%
Fannie Mae
2.00% due 10/05/22	$1,350,000	1,349,881
Federal Farm Credit Bank
3.01% (SOFR + 0.05%, Rate Floor: 0.00%) due 02/17/23◊	100,000	100,023
Total Federal Agency Notes
(Cost $1,449,806)		1,449,904

FEDERAL AGENCY DISCOUNT NOTES†† - 18.8%
Freddie Mac
2.55% due 10/04/22[2]	1,000,000	999,788
Total Federal Agency Discount Notes
(Cost $999,788)		999,788

U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
2.70% due 11/08/22[2,3]	73,000	72,802
Total U.S. Treasury Bills
(Cost $72,788)		72,802

REPURCHASE AGREEMENTS†† - 96.8%
Individual Repurchase Agreements[4]
Barclays Capital, Inc. issued 09/30/22 at 2.00% due 10/03/22 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 08/15/52 as collateral, with a value of $2,371,883) to be reupurchased at $2,325,763	2,325,375	2,325,375
Mizuho Securities USA LLC issued 09/30/22 at 2.85% due 10/03/22 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 08/15/52 as collateral, with a value of $2,281,094) to be repurchased at $2,236,898	2,236,367	2,236,367
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	337,992	337,992
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	129,997	129,997
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	126,149	126,149
Total Repurchase Agreements
(Cost $5,155,880)		5,155,880
Total Investments - 185.1%
(Cost $9,929,521)		$9,861,080

U.S. GOVERNMENT SECURITIES SOLD SHORT† - (89.1)%
U.S. Treasury Bonds
3.00% due 08/15/52††	5,500,000	(4,746,328)
Total Securities Sold Short - (89.1)%
(Proceeds $5,321,506)		$(4,746,328)
Other Assets & Liabilities, net - 4.0%		211,427
Total Net Assets - 100.0%		$5,326,179

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	5	Dec 2022	$683,281	$62,889

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[4]	All or a portion of this security is pledged as short security collateral at September 30, 2022.
[5]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,182,706	$—	$—	$2,182,706
Federal Agency Notes	—	1,449,904	—	1,449,904
Federal Agency Discount Notes	—	999,788	—	999,788
U.S. Treasury Bills	—	72,802	—	72,802
Repurchase Agreements	—	5,155,880	—	5,155,880
Interest Rate Futures Contracts**	62,889	—	—	62,889
Total Assets	$2,245,595	$7,678,374	$—	$9,923,969

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$4,746,328	$—	$4,746,328

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,334,993	$1,000,000	$(1,200,000)	$(15,843)	$(26,702)	$1,092,448	45,576	$18,295
Guggenheim Ultra Short Duration Fund — Institutional Class	1,329,112	–	(200,000)	(912)	(37,942)	1,090,258	113,687	14,113
	$2,664,105	$1,000,000	$(1,400,000)	$(16,755)	$(64,644)	$2,182,706		$32,408

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MUTUAL FUNDS† - 9.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,280	$31,454
Guggenheim Strategy Fund II1	822	19,697
Total Mutual Funds
(Cost $52,024)		51,151

	Face Amount
FEDERAL AGENCY NOTES††- 10.7%
Fannie Mae
2.00% due 10/05/22	$60,000	59,995
Total Federal Agency Notes
(Cost $59,993)		59,995

FEDERAL AGENCY DISCOUNT NOTES†† - 8.9% (continued)
Farmer Mac
2.00% due 10/03/22[2]	50,000	49,996
Total Federal Agency Discount Notes
(Cost $49,994)		49,996

REPURCHASE AGREEMENTS††,3- 64.6%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[4]	206,351	206,351
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[4]	79,366	79,366
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[4]	77,017	77,017
Total Repurchase Agreements
(Cost $362,734)		362,734
Total Investments - 93.3%
(Cost $524,745)		$523,876
Other Assets & Liabilities, net - 6.7%		37,456
Total Net Assets - 100.0%		$561,332

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	3.18% (Federal Funds Rate + 0.10%)	At Maturity	11/17/22	224	$492,740	$51,504
Barclays Bank plc	S&P MidCap 400 Index	Receive	3.16% (SOFR + 0.20%)	At Maturity	11/16/22	23	51,215	9,267
BNP Paribas	S&P MidCap 400 Index	Receive	3.13% (Federal Funds Rate + 0.05%)	At Maturity	11/17/22	6	12,194	2,436
							$556,149	$63,207

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$51,151	$—	$—	$51,151
Federal Agency Notes	—	59,995	—	59,995
Federal Agency Discount Notes	—	49,996	—	49,996
Repurchase Agreements	—	362,734	—	362,734
Equity Index Swap Agreements**	—	63,207	—	63,207
Total Assets	$51,151	$535,932	$—	$587,083

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,445	$–	$–	$–	$(748)	$19,697	822	$329
Guggenheim Ultra Short Duration Fund — Institutional Class	22,515	10,021	–	–	(1,082)	31,454	3,280	404
	$42,960	$10,021	$–	$–	$(1,830)	$51,151		$733

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MUTUAL FUNDS† - 3.6%
Guggenheim Strategy Fund II1	10,880	$260,785
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,830	218,936
Total Mutual Funds
(Cost $495,910)		479,721

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 52.7%
Farmer Mac
2.60% due 10/03/22[2]	$3,000,000	2,999,760
2.00% due 10/03/22[2]	449,000	448,964
Freddie Mac
2.28% due 10/03/22[2]	3,000,000	2,999,620
Federal Home Loan Bank
2.95% due 10/06/22[2]	500,000	499,795
Total Federal Agency Discount Notes
(Cost $6,947,932)		6,948,139

FEDERAL AGENCY NOTES†† - 13.6%
Fannie Mae
2.00% due 10/05/22	1,800,000	1,799,842
Total Federal Agency Notes
(Cost $1,799,798)		1,799,842

REPURCHASE AGREEMENTS††,3 - 23.1%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[4]	1,729,079	1,729,079
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[4]	665,031	665,031
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[4]	645,346	645,346
Total Repurchase Agreements
(Cost $3,039,456)		3,039,456
Total Investments - 93.0%
(Cost $12,283,096)		$12,267,158
Other Assets & Liabilities, net - 7.0%		917,420
Total Net Assets - 100.0%		$13,184,578

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	3.33% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	717	$7,864,236	$796,607
BNP Paribas	NASDAQ-100 Index	Receive	3.33% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	287	3,151,413	776,209
Barclays Bank plc	NASDAQ-100 Index	Receive	3.31% (SOFR + 0.35%)	At Maturity	11/16/22	201	2,210,634	264,409
							$13,226,283	$1,837,225

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$479,721	$—	$—	$479,721
Federal Agency Discount Notes	—	6,948,139	—	6,948,139
Federal Agency Notes	—	1,799,842	—	1,799,842
Repurchase Agreements	—	3,039,456	—	3,039,456
Equity Index Swap Agreements**	—	1,837,225	—	1,837,225
Total Assets	$479,721	$13,624,662	$—	$14,104,383

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$131,337	$200,000	$(60,000)	$(796)	$(9,756)	$260,785	10,880	$4,519
Guggenheim Ultra Short Duration Fund — Institutional Class	330,143	200,000	(300,000)	(3,977)	(7,230)	218,936	22,830	3,575
	$461,480	$400,000	$(360,000)	$(4,773)	$(16,986)	$479,721		$8,094

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MUTUAL FUNDS† - 5.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$64,851
Guggenheim Strategy Fund II1	2,575	61,717
Total Mutual Funds
(Cost $128,417)		126,568

	Face Amount
FEDERAL AGENCY NOTES†† - 13.8%
Fannie Mae
2.00% due 10/05/22	$330,000	329,971
Total Federal Agency Notes
(Cost $329,963)		329,971

FEDERAL AGENCY DISCOUNT NOTES†† - 8.3%
Freddie Mac
2.55% due 10/04/22[2]	200,000	199,958
Total Federal Agency Discount Notes
(Cost $199,958)		199,958

REPURCHASE AGREEMENTS††,3 - 74.7%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[4]	1,018,762	1,018,762
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[4]	391,831	391,831
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[4]	380,233	380,233
Total Repurchase Agreements
(Cost $1,790,826)		1,790,826
Total Investments - 102.1%
(Cost $2,449,164)		$2,447,323
Other Assets & Liabilities, net - (2.1)%		(51,303)
Total Net Assets - 100.0%		$2,396,020

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	3.03% (Federal Funds Rate - 0.05%)	At Maturity	11/17/22	1,036	$1,724,394	$133,644
Barclays Bank plc	Russell 2000 Index	Receive	2.46% (SOFR - 0.50%)	At Maturity	11/16/22	367	611,723	62,922
BNP Paribas	Russell 2000 Index	Receive	2.88% (Federal Funds Rate - 0.20%)	At Maturity	11/17/22	29	48,427	10,483
							$2,384,544	$207,049

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$126,568	$—	$—	$126,568
Federal Agency Notes	—	329,971	—	329,971
Federal Agency Discount Notes	—	199,958	—	199,958
Repurchase Agreements	—	1,790,826	—	1,790,826
Equity Index Swap Agreements**	—	207,049	—	207,049
Total Assets	$126,568	$2,527,804	$—	$2,654,372

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$64,060	$–	$–	$–	$(2,343)	$61,717	2,575	$1,030
Guggenheim Ultra Short Duration Fund — Institutional Class	67,082	–	–	–	(2,231)	64,851	6,762	839
	$131,142	$–	$–	$–	$(4,574)	$126,568		$1,869

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MUTUAL FUNDS† - 9.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	60,526	$580,444
Guggenheim Strategy Fund II1	14,382	344,737
Total Mutual Funds
(Cost $954,123)		925,181

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 49.6%
Freddie Mac
2.28% due 10/03/22[2]	$4,000,000	3,999,493
2.55% due 10/04/22[2]	1,000,000	999,788
Total Federal Agency Discount Notes
(Cost $4,999,281)		4,999,281

FEDERAL AGENCY NOTES†† - 11.9%
Fannie Mae
2.00% due 10/05/22	1,200,000	1,199,894
Total Federal Agency Notes
(Cost $1,199,876)		1,199,894

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
1.34% due 10/04/22[2,3]	90,000	89,994
Total U.S. Treasury Bills
(Cost $89,990)		89,994

REPURCHASE AGREEMENTS††,4 - 27.2%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[3]	1,557,696	1,557,696
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[3]	599,114	599,114
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[3]	581,380	581,380
Total Repurchase Agreements
(Cost $2,738,190)		2,738,190
Total Investments - 98.7%
(Cost $9,981,460)		$9,952,540
Other Assets & Liabilities, net - 1.3%		127,821
Total Net Assets - 100.0%		$10,080,361

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	3.43% (Federal Funds Rate + 0.35%)	At Maturity	11/17/22	2,425	$8,696,075	$700,267
Barclays Bank plc	S&P 500 Index	Receive	3.26% (SOFR + 0.30%)	At Maturity	11/16/22	338	1,212,875	198,851
BNP Paribas	S&P 500 Index	Receive	3.28% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	56	200,497	48,143

							$10,109,447	$947,261

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$925,181	$—	$—	$925,181
Federal Agency Discount Notes	—	4,999,281	—	4,999,281
Federal Agency Notes	—	1,199,894	—	1,199,894
U.S. Treasury Bills	—	89,994	—	89,994
Repurchase Agreements	—	2,738,190	—	2,738,190
Equity Index Swap Agreements**	—	947,261	—	947,261
Total Assets	$925,181	$9,974,620	$—	$10,899,801

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$357,825	$–	$–	$–	$(13,088)	$344,737	14,382	$5,763
Guggenheim Ultra Short Duration Fund — Institutional Class	350,417	250,000	–	–	(19,973)	580,444	60,526	7,434
	$708,242	$250,000	$–	$–	$(33,061)	$925,181		$13,197

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 30.6%
U.S. Treasury Bills
2.70% due 11/08/22[1,2]	$263,000	$262,288
Total U.S. Treasury Bills
(Cost $262,237)		262,288

FEDERAL AGENCY NOTES†† - 22.2%
Fannie Mae
2.00% due 10/05/22	190,000	189,983
Total Federal Agency Notes
(Cost $189,982)		189,983

FEDERAL AGENCY DISCOUNT NOTES†† - 11.7%
Freddie Mac
2.55% due 10/04/22[2]	100,000	99,979
Total Federal Agency Discount Notes
(Cost $99,979)		99,979

REPURCHASE AGREEMENTS††,3 - 38.2%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	185,907	185,907
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	71,503	71,503
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	69,386	69,386
Total Repurchase Agreements
(Cost $326,796)		326,796
Total Investments - 102.7%
(Cost $878,994)		$879,046
Other Assets & Liabilities, net - (2.7)%		(23,348)
Total Net Assets - 100.0%		$855,698

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	20	Dec 2022	$1,741,500	$(27,674)

Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	13	Dec 2022	1,685,775	(91,043)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$262,288	$—	$262,288
Federal Agency Notes	—	189,983	—	189,983
Federal Agency Discount Notes	—	99,979	—	99,979
Repurchase Agreements	—	326,796	—	326,796
Total Assets	$—	$879,046	$—	$879,046

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$27,674	$—	$—	$27,674
Equity Futures Contracts**	91,043	—	—	91,043
Total Liabilities	$118,717	$—	$—	$118,717

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Retail - 19.0%
McDonald's Corp.	504	$116,293
Starbucks Corp.	1,078	90,832
Chipotle Mexican Grill, Inc. — Class A*	38	57,105
Yum! Brands, Inc.	470	49,980
Restaurant Brands International, Inc.	821	43,661
Darden Restaurants, Inc.	290	36,633
Yum China Holdings, Inc.	685	32,421
Domino's Pizza, Inc.	94	29,159
Texas Roadhouse, Inc. — Class A	257	22,426
Wendy's Co.	961	17,961
Wingstop, Inc.	136	17,057
Papa John's International, Inc.	194	13,582
Cracker Barrel Old Country Store, Inc.	135	12,498
Shake Shack, Inc. — Class A*	273	12,279
Bloomin' Brands, Inc.	619	11,346
Jack in the Box, Inc.	152	11,259
Cheesecake Factory, Inc.	375	10,980
Dave & Buster's Entertainment, Inc.*	333	10,333
Brinker International, Inc.*	367	9,168
Total Retail		604,973
Media - 18.0%
Walt Disney Co.*	1,190	112,253
Comcast Corp. — Class A	3,333	97,757
Charter Communications, Inc. — Class A*	202	61,277
Warner Bros Discovery, Inc.*	4,098	47,127
Fox Corp. — Class A	1,177	36,110
Paramount Global — Class B	1,577	30,026
Liberty Broadband Corp. — Class C*	372	27,453
News Corp. — Class A	1,736	26,231
Nexstar Media Group, Inc. — Class A	134	22,358
World Wrestling Entertainment, Inc. — Class A	310	21,753
DISH Network Corp. — Class A*	1,566	21,658
TEGNA, Inc.	957	19,791
New York Times Co. — Class A	684	19,665
Cable One, Inc.	22	18,767
Altice USA, Inc. — Class A*	1,940	11,310
Total Media		573,536
Internet - 12.8%
Netflix, Inc.*	413	97,237
Airbnb, Inc. — Class A*	683	71,742
Booking Holdings, Inc.*	42	69,015
Sea Ltd. ADR*	787	44,111
Trip.com Group Ltd. ADR*	1,302	35,558
Expedia Group, Inc.*	358	33,541
Spotify Technology S.A.*	360	31,068
Roku, Inc.*	414	23,349
Total Internet		405,621
Lodging - 10.6%
Marriott International, Inc. — Class A	424	59,419
Hilton Worldwide Holdings, Inc.	427	51,505
Las Vegas Sands Corp.*	1,340	50,277
MGM Resorts International	1,003	29,809
Hyatt Hotels Corp. — Class A*	325	26,312
Wynn Resorts Ltd.*	403	25,401
Choice Hotels International, Inc.	208	22,780
Wyndham Hotels & Resorts, Inc.	343	21,043
Boyd Gaming Corp.	412	19,632
Hilton Grand Vacations, Inc.*	501	16,478
Travel + Leisure Co.	415	14,160
Total Lodging		336,816
Entertainment - 9.9%
Live Nation Entertainment, Inc.*	470	35,739
Warner Music Group Corp. — Class A	1,280	29,709
Vail Resorts, Inc.	124	26,739
Churchill Downs, Inc.	129	23,755
DraftKings, Inc. — Class A*	1,503	22,755
Caesars Entertainment, Inc.*	627	20,227
Marriott Vacations Worldwide Corp.	156	19,010
AMC Entertainment Holdings, Inc. — Class A*,1	2,707	18,868
Penn Entertainment, Inc.*	662	18,212
Light & Wonder, Inc. — Class A*	408	17,495
Red Rock Resorts, Inc. — Class A	481	16,479
Madison Square Garden Sports Corp. — Class A*	116	15,853
International Game Technology plc	983	15,531
SeaWorld Entertainment, Inc.*	329	14,973
Cinemark Holdings, Inc.*	875	10,596
Six Flags Entertainment Corp.*	560	9,912
Total Entertainment		315,853
Software - 7.9%
Activision Blizzard, Inc.	943	70,103
Electronic Arts, Inc.	439	50,797
ROBLOX Corp. — Class A*	1,079	38,671
Take-Two Interactive Software, Inc.*	341	37,169
NetEase, Inc. ADR	411	31,072
Bilibili, Inc. ADR*,1	1,580	24,205
Total Software		252,017
Leisure Time - 6.7%
Norwegian Cruise Line Holdings Ltd.*	3,806	43,236
Royal Caribbean Cruises Ltd.*	696	26,378
Carnival Corp.*	3,249	22,841
Polaris, Inc.	218	20,852
Brunswick Corp.	301	19,700
Harley-Davidson, Inc.	564	19,672
Planet Fitness, Inc. — Class A*	337	19,431
Topgolf Callaway Brands Corp.*	848	16,333
YETI Holdings, Inc.*	448	12,777
Peloton Interactive, Inc. — Class A*	1,703	11,802
Total Leisure Time		213,022

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Agriculture - 6.4%
Philip Morris International, Inc.	1,201	$99,695
Altria Group, Inc.	1,886	76,157
British American Tobacco plc ADR	733	26,021
Total Agriculture		201,873
Beverages - 5.8%
Constellation Brands, Inc. — Class A	264	60,636
Brown-Forman Corp. — Class B	765	50,926
Molson Coors Beverage Co. — Class B	619	29,706
Anheuser-Busch InBev S.A. ADR	556	25,109
Boston Beer Company, Inc. — Class A*	57	18,448
Total Beverages		184,825
Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	389	26,227
Mattel, Inc.*	1,162	22,008
Total Toys, Games & Hobbies		48,235
Food Service - 0.8%
Aramark	782	24,398
Total Common Stocks
(Cost $2,073,888)		3,161,169

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.3%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$24,269	24,269
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	9,335	9,335
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	9,058	9,058
Total Repurchase Agreements
(Cost $42,662)		42,662

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[4]	33,381	33,381
Total Securities Lending Collateral
(Cost $33,381)		33,381
Total Investments - 101.7%
(Cost $2,149,931)		$3,237,212
Other Assets & Liabilities, net - (1.7)%		(52,821)
Total Net Assets - 100.0%		$3,184,391

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,161,169	$—	$—	$3,161,169
Repurchase Agreements	—	42,662	—	42,662
Securities Lending Collateral	33,381	—	—	33,381
Total Assets	$3,194,550	$42,662	$—	$3,237,212

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 90.4%
Consumer, Non-cyclical - 25.0%
Johnson & Johnson[1]	1,275	$208,284
Bristol-Myers Squibb Co.[1]	2,599	184,763
CVS Health Corp.	1,776	169,377
Amgen, Inc.[1]	732	164,993
AbbVie, Inc.[1]	1,218	163,468
Conagra Brands, Inc.[1]	4,866	158,778
John B Sanfilippo & Son, Inc.[1]	2,088	158,124
Mondelez International, Inc. — Class A1	2,873	157,527
Colgate-Palmolive Co.[1]	2,199	154,480
Avery Dennison Corp.[1]	902	146,756
Procter & Gamble Co.	1,131	142,789
Archer-Daniels-Midland Co.[1]	1,724	138,696
Ironwood Pharmaceuticals, Inc. — Class A*	12,800	132,608
Philip Morris International, Inc.[1]	1,557	129,247
Perdoceo Education Corp.*	12,337	127,071
Tyson Foods, Inc. — Class A1	1,898	125,135
Eli Lilly & Co.	376	121,579
Post Holdings, Inc.*	1,463	119,834
Altria Group, Inc.[1]	2,917	117,788
Pilgrim's Pride Corp.*,1	5,042	116,067
Becton Dickinson and Co.	502	111,861
Henry Schein, Inc.*	1,667	109,638
Hershey Co.	477	105,164
Varex Imaging Corp.*	4,886	103,290
United Therapeutics Corp.*,1	472	98,827
Integra LifeSciences Holdings Corp.*,1	2,299	97,386
Hologic, Inc.*	1,432	92,392
Merck & Company, Inc.[1]	1,071	92,234
Prestige Consumer Healthcare, Inc.*,1	1,743	86,854
Ingredion, Inc.	1,053	84,788
Regeneron Pharmaceuticals, Inc.*,1	123	84,731
Keurig Dr Pepper, Inc.[1]	2,157	77,264
Vertex Pharmaceuticals, Inc.*	262	75,859
Reynolds Consumer Products, Inc.	2,908	75,637
USANA Health Sciences, Inc.*	1,278	71,632
Medtronic plc	857	69,203
Universal Corp.	1,384	63,719
SpartanNash Co.	2,065	59,926
Global Payments, Inc.	544	58,779
Abbott Laboratories	596	57,669
Amphastar Pharmaceuticals, Inc.*	1,791	50,327
Pfizer, Inc.[1]	1,117	48,880
Eagle Pharmaceuticals, Inc.*,1	1,835	48,481
Vanda Pharmaceuticals, Inc.*	4,574	45,191
Innoviva, Inc.*	3,829	44,455
Globus Medical, Inc. — Class A*,1	745	44,380
Kimberly-Clark Corp.[1]	332	37,363
Alarm.com Holdings, Inc.*	535	34,700
PayPal Holdings, Inc.*	390	33,567
Viatris, Inc.	3,909	33,305
EVERTEC, Inc.[1]	1,053	33,012
Quest Diagnostics, Inc.	261	32,022
MGP Ingredients, Inc.	301	31,954
Bio-Rad Laboratories, Inc. — Class A*	70	29,200
Sotera Health Co.*	3,528	24,061
Total Consumer, Non-cyclical		5,185,115
Industrial - 13.6%
Arrow Electronics, Inc.*	1,655	152,574
Standex International Corp.	1,755	143,296
OSI Systems, Inc.*	1,951	140,589
AptarGroup, Inc.[1]	1,402	133,232
Snap-on, Inc.[1]	658	132,488
Eagle Materials, Inc.[1]	1,232	132,046
Sonoco Products Co.	2,257	128,040
Keysight Technologies, Inc.*	744	117,076
Barnes Group, Inc.	4,029	116,358
Vishay Intertechnology, Inc.[1]	6,501	115,653
Westrock Co.	3,699	114,262
Graco, Inc.[1]	1,894	113,545
Parker-Hannifin Corp.	464	112,432
Donaldson Company, Inc.	2,184	107,038
EMCOR Group, Inc.[1]	877	101,276
Albany International Corp. — Class A1	1,182	93,177
Sturm Ruger & Company, Inc.[1]	1,805	91,676
Energizer Holdings, Inc.[1]	3,313	83,289
Timken Co.	1,346	79,468
Lennox International, Inc.[1]	330	73,481
Agilent Technologies, Inc.	547	66,488
Packaging Corporation of America[1]	471	52,888
Fortive Corp.[1]	892	52,004
Huntington Ingalls Industries, Inc.	228	50,502
EnPro Industries, Inc.	525	44,614
Dorian LPG Ltd.	3,170	43,017
Sanmina Corp.*	890	41,011
Mueller Industries, Inc.[1]	635	37,744
TTM Technologies, Inc.*	2,768	36,482
Louisiana-Pacific Corp.[1]	698	35,731
TopBuild Corp.*	212	34,933
Insteel Industries, Inc.	1,255	33,295
Total Industrial		2,809,705
Financial - 12.8%
Associated Banc-Corp.	8,391	168,491
S&T Bancorp, Inc.	5,631	165,044
Bank of Hawaii Corp.	2,157	164,191
Preferred Bank/Los Angeles CA	2,492	162,553
Renasant Corp.	5,125	160,310
BankUnited, Inc.[1]	4,657	159,130
Eagle Bancorp, Inc.	3,529	158,170
STORE Capital Corp. REIT	4,495	140,828
Global Net Lease, Inc. REIT	12,091	128,769
National Bank Holdings Corp. — Class A	3,264	120,735
Everest Re Group Ltd.	422	110,750
Loews Corp.	2,195	109,399
SEI Investments Co.	2,046	100,356
Apartment Income REIT Corp.[1]	2,503	96,666
Office Properties Income Trust REIT	5,860	82,333
Central Pacific Financial Corp.	3,200	66,208

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 90.4% (continued)
Financial - 12.8% (continued)
Stewart Information Services Corp.	1,437	$62,710
Enstar Group Ltd.*	352	59,696
NMI Holdings, Inc. — Class A*	2,916	59,399
Trustmark Corp.	1,719	52,653
Marcus & Millichap, Inc.	1,599	52,415
First BanCorp[1]	3,522	48,181
Hilltop Holdings, Inc.	1,902	47,265
PotlatchDeltic Corp. REIT[1]	1,140	46,786
Pathward Financial, Inc.	1,342	44,232
PennyMac Financial Services, Inc.[1]	1,002	42,986
Visa, Inc. — Class A	195	34,642
Total Financial		2,644,898
Technology - 8.5%
SS&C Technologies Holdings, Inc.	3,004	143,441
Texas Instruments, Inc.[1]	892	138,064
Diodes, Inc.*	1,967	127,678
Apple, Inc.	841	116,226
Genpact Ltd.	2,504	109,600
Cirrus Logic, Inc.*,1	1,507	103,681
Rambus, Inc.*,1	3,468	88,156
Microsoft Corp.	376	87,570
Fiserv, Inc.*,1	845	79,067
Accenture plc — Class A	284	73,073
Analog Devices, Inc.	497	69,252
IPG Photonics Corp.*	785	66,215
NetApp, Inc.[1]	1,033	63,891
Microchip Technology, Inc.[1]	859	52,425
NetScout Systems, Inc.*,1	1,579	49,455
Hewlett Packard Enterprise Co.	3,793	45,440
NXP Semiconductor N.V.	303	44,695
CSG Systems International, Inc.	794	41,987
ACI Worldwide, Inc.*,1	1,992	41,633
Amkor Technology, Inc.	2,396	40,852
Synaptics, Inc.*	365	36,139
Fidelity National Information Services, Inc.	471	35,593
Lumentum Holdings, Inc.*	516	35,382
Lam Research Corp.[1]	90	32,940
Intuit, Inc.	77	29,824
Total Technology		1,752,279
Energy - 7.1%
Exxon Mobil Corp.[1]	1,944	169,731
Chevron Corp.	1,124	161,485
Phillips 66[1]	1,714	138,354
Kinder Morgan, Inc.[1]	8,296	138,045
Marathon Petroleum Corp.	1,296	128,732
Antero Midstream Corp.[1]	13,581	124,674
DT Midstream, Inc.[1]	2,042	105,959
HF Sinclair Corp.[1]	1,946	104,773
Valero Energy Corp.	840	89,754
Targa Resources Corp.	1,242	74,942
Williams Companies, Inc.[1]	2,306	66,021
ONEOK, Inc.	1,112	56,979
Equitrans Midstream Corp.[1]	6,483	48,493
SunCoke Energy, Inc.	6,485	37,678
Par Pacific Holdings, Inc.*	1,835	30,112
Total Energy		1,475,732
Utilities - 6.7%
Avista Corp.	3,265	120,968
Chesapeake Utilities Corp.[1]	1,046	120,698
Duke Energy Corp.	1,292	120,182
Portland General Electric Co.[1]	2,754	119,689
PPL Corp.[1]	4,582	116,154
WEC Energy Group, Inc.[1]	1,290	115,365
NiSource, Inc.	4,454	112,196
MGE Energy, Inc.	1,701	111,636
UGI Corp.[1]	3,431	110,924
Otter Tail Corp.[1]	1,343	82,621
NorthWestern Corp.[1]	1,674	82,495
IDACORP, Inc.[1]	785	77,723
National Fuel Gas Co.	723	44,501
California Water Service Group[1]	837	44,102
Total Utilities		1,379,254
Communications - 6.3%
Alphabet, Inc. — Class C*,1	1,977	190,089
Meta Platforms, Inc. — Class A*,1	1,087	147,484
Verizon Communications, Inc.[1]	3,872	147,020
VeriSign, Inc.*	806	140,002
T-Mobile US, Inc.*,1	980	131,487
Amazon.com, Inc.*,1	975	110,175
InterDigital, Inc.	2,551	103,111
Viavi Solutions, Inc.*,1	6,800	88,740
Cisco Systems, Inc.	1,866	74,640
Gogo, Inc.*,1	5,361	64,975
F5, Inc.*	322	46,603
NETGEAR, Inc.*	1,855	37,174
Shutterstock, Inc.	605	30,353
Total Communications		1,311,853
Consumer, Cyclical - 5.7%
Home Depot, Inc.[1]	666	183,776
McDonald's Corp.[1]	713	164,518
Brunswick Corp.[1]	1,660	108,647
Starbucks Corp.	1,070	90,158
Methode Electronics, Inc.	2,412	89,606
Haverty Furniture Companies, Inc.	3,132	77,987
Boyd Gaming Corp.[1]	1,551	73,905
Allison Transmission Holdings, Inc.	1,711	57,763
G-III Apparel Group Ltd.*	3,457	51,682
Papa John's International, Inc.	626	43,826
GMS, Inc.*	1,032	41,290
Tesla, Inc.*,1	138	36,605
Tapestry, Inc.	1,207	34,315
Deckers Outdoor Corp.*,1	100	31,261
Tempur Sealy International, Inc.[1]	1,230	29,692
Thor Industries, Inc.[1]	424	29,672
Target Corp.	198	29,381
Total Consumer, Cyclical		1,174,084
Basic Materials - 4.7%
Balchem Corp.[1]	1,041	126,565
Minerals Technologies, Inc.[1]	2,540	125,501
Air Products and Chemicals, Inc.	509	118,460
Eastman Chemical Co.[1]	1,605	114,035
Steel Dynamics, Inc.	1,246	88,404
FMC Corp.	721	76,210

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 90.4% (continued)
Basic Materials - 4.7% (continued)
NewMarket Corp.[1]	241	$72,500
LyondellBasell Industries N.V. — Class A1	914	68,806
Nucor Corp.[1]	569	60,877
Ingevity Corp.*,1	785	47,594
Huntsman Corp.[1]	1,708	41,914
Westlake Corp.	359	31,190
Total Basic Materials		972,056
Total Common Stocks
(Cost $20,559,702)		18,704,976

MONEY MARKET FUND†† - 2.7%
Invesco Short-Term Investment Trust Treasury Obligations Portfolio – Institutional Class, 0.00%,2	561,126	561,126
Total Money Market Fund
(Cost $561,126)		561,126
Total Investments - 93.1%
(Cost $21,120,828)		$19,266,102
Other Assets & Liabilities, net - 6.9%		1,437,158
Total Net Assets - 100.0%		$20,703,260

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	3.48% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	$8,794,135	$(904,231)

Goldman Sachs International	GS Equity Custom Basket	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	8,900,017	(917,966)

						$17,694,152	$(1,822,197)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	2.78% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	$9,983,412	$1,898,628
Goldman Sachs International	GS Equity Custom Basket	Receive	2.88% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	9,879,822	1,880,802
						$19,863,234	$3,779,430

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Vertex Pharmaceuticals, Inc.	124	0.40%	$12,252
Bristol-Myers Squibb Co.	1,237	0.99%	11,795
AbbVie, Inc.	579	0.87%	9,242
Regeneron Pharmaceuticals, Inc.	58	0.45%	8,737
Amphastar Pharmaceuticals, Inc.	852	0.27%	7,390
Merck & Company, Inc.	509	0.49%	6,346
Eli Lilly & Co.	179	0.65%	2,283
Prestige Consumer Healthcare, Inc.	830	0.46%	2,063
Keurig Dr Pepper, Inc.	1,027	0.41%	(244)
Globus Medical, Inc. — Class A	354	0.24%	(414)
MGP Ingredients, Inc.	143	0.17%	(523)
Alarm.com Holdings, Inc.	255	0.19%	(1,091)
Varex Imaging Corp.	2,326	0.55%	(1,265)
PayPal Holdings, Inc.	185	0.18%	(1,449)
Hershey Co.	227	0.56%	(1,479)
Archer-Daniels-Midland Co.	820	0.74%	(1,574)
Quest Diagnostics, Inc.	124	0.17%	(1,641)
Innoviva, Inc.	1,823	0.24%	(1,712)
Hologic, Inc.	682	0.49%	(1,839)
Abbott Laboratories	283	0.31%	(1,942)
Universal Corp.	659	0.34%	(2,180)
Medtronic plc	408	0.37%	(2,224)
Ironwood Pharmaceuticals, Inc. — Class A	6,092	0.71%	(2,404)
Perdoceo Education Corp.	5,872	0.68%	(2,571)
Reynolds Consumer Products, Inc.	1,384	0.40%	(2,822)
Viatris, Inc.	1,861	0.18%	(3,328)
Pfizer, Inc.	531	0.26%	(3,451)
Kimberly-Clark Corp.	158	0.20%	(3,459)
Altria Group, Inc.	1,388	0.63%	(3,581)
SpartanNash Co.	983	0.32%	(3,770)
CVS Health Corp.	845	0.91%	(4,402)
Ingredion, Inc.	501	0.45%	(4,547)
Bio-Rad Laboratories, Inc. — Class A	33	0.15%	(4,620)
United Therapeutics Corp.	224	0.53%	(4,640)
Post Holdings, Inc.	696	0.64%	(4,893)
Henry Schein, Inc.	793	0.59%	(5,109)
Conagra Brands, Inc.	2,316	0.85%	(5,188)
Global Payments, Inc.	259	0.31%	(5,422)
EVERTEC, Inc.	501	0.18%	(6,475)
John B Sanfilippo & Son, Inc.	994	0.85%	(6,675)
Johnson & Johnson	607	1.11%	(6,845)
Avery Dennison Corp.	429	0.78%	(7,093)
Amgen, Inc.	348	0.88%	(7,165)
Becton Dickinson and Co.	239	0.60%	(8,171)
Mondelez International, Inc. — Class A	1,367	0.84%	(11,147)
Colgate-Palmolive Co.	1,046	0.83%	(11,340)
Vanda Pharmaceuticals, Inc.	2,177	0.24%	(12,005)
Philip Morris International, Inc.	741	0.69%	(12,308)
Eagle Pharmaceuticals, Inc.	873	0.26%	(13,968)
Integra LifeSciences Holdings Corp.	1,094	0.52%	(14,522)
Procter & Gamble Co.	538	0.76%	(14,644)
Pilgrim's Pride Corp.	2,400	0.62%	(14,980)
Sotera Health Co.	1,679	0.13%	(15,481)
USANA Health Sciences, Inc.	608	0.38%	(19,234)
Tyson Foods, Inc. — Class A	903	0.67%	(20,595)
Total Consumer, Non-cyclical			(226,324)
Technology
Apple, Inc.	400	0.62%	33,825
Microsoft Corp.	179	0.47%	18,043
Rambus, Inc.	1,651	0.47%	7,852
NetApp, Inc.	492	0.34%	4,279
CSG Systems International, Inc.	378	0.22%	2,930
NetScout Systems, Inc.	751	0.26%	187
Genpact Ltd.	1,192	0.59%	(1,326)
IPG Photonics Corp.	374	0.35%	(1,669)
Intuit, Inc.	37	0.16%	(1,675)
Amkor Technology, Inc.	1,140	0.22%	(1,783)
Hewlett Packard Enterprise Co.	1,805	0.24%	(2,244)
Synaptics, Inc.	174	0.19%	(2,278)
Analog Devices, Inc.	236	0.37%	(2,427)
Lumentum Holdings, Inc.	245	0.19%	(2,527)
Accenture plc — Class A	135	0.39%	(3,257)
Fidelity National Information Services, Inc.	224	0.19%	(3,346)
Diodes, Inc.	936	0.68%	(3,385)
NXP Semiconductor N.V.	144	0.24%	(4,265)
Microchip Technology, Inc.	409	0.28%	(4,968)
Fiserv, Inc.	402	0.42%	(5,256)
Lam Research Corp.	43	0.18%	(5,546)
ACI Worldwide, Inc.	948	0.22%	(5,817)
Cirrus Logic, Inc.	717	0.55%	(9,524)
Texas Instruments, Inc.	424	0.74%	(12,033)
SS&C Technologies Holdings, Inc.	1,430	0.77%	(17,368)
Total Technology			(23,587)
Industrial
Mueller Industries, Inc.	302	0.20%	5,127
Keysight Technologies, Inc.	354	0.63%	3,813
Dorian LPG Ltd.	1,509	0.23%	1,151
EMCOR Group, Inc.	417	0.54%	(104)
Sanmina Corp.	423	0.22%	(471)
Vishay Intertechnology, Inc.	3,094	0.62%	(930)
Huntington Ingalls Industries, Inc.	108	0.27%	(1,108)
TopBuild Corp.	100	0.19%	(1,611)
TTM Technologies, Inc.	1,317	0.20%	(2,373)
Agilent Technologies, Inc.	260	0.36%	(2,482)
Louisiana-Pacific Corp.	332	0.19%	(2,704)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Fortive Corp.	424	0.28%	$(2,902)
Donaldson Company, Inc.	1,039	0.57%	(3,105)
Timken Co.	640	0.42%	(3,188)
Lennox International, Inc.	157	0.39%	(3,263)
EnPro Industries, Inc.	249	0.24%	(3,378)
Snap-on, Inc.	313	0.71%	(3,977)
Packaging Corporation of America	224	0.28%	(5,584)
Insteel Industries, Inc.	597	0.18%	(6,069)
Graco, Inc.	901	0.61%	(6,237)
Parker-Hannifin Corp.	220	0.60%	(6,545)
Arrow Electronics, Inc.	788	0.82%	(6,831)
OSI Systems, Inc.	929	0.75%	(7,166)
Albany International Corp. — Class A	562	0.50%	(7,188)
Energizer Holdings, Inc.	1,577	0.45%	(7,469)
Standex International Corp.	835	0.77%	(7,546)
AptarGroup, Inc.	667	0.71%	(7,752)
Sonoco Products Co.	1,074	0.68%	(8,014)
Barnes Group, Inc.	1,917	0.62%	(9,517)
Eagle Materials, Inc.	586	0.71%	(10,167)
Sturm Ruger & Company, Inc.	859	0.49%	(15,772)
Westrock Co.	1,761	0.61%	(16,102)
Total Industrial			(149,464)
Basic Materials
FMC Corp.	343	0.41%	(728)
Ingevity Corp.	373	0.25%	(965)
NewMarket Corp.	115	0.39%	(1,067)
Westlake Corp.	171	0.17%	(1,624)
Nucor Corp.	271	0.33%	(1,927)
Steel Dynamics, Inc.	593	0.47%	(3,557)
Air Products and Chemicals, Inc.	242	0.63%	(4,389)
Balchem Corp.	495	0.68%	(5,465)
Huntsman Corp.	813	0.22%	(7,250)
LyondellBasell Industries N.V. — Class A	435	0.37%	(8,259)
Eastman Chemical Co.	763	0.61%	(17,027)
Minerals Technologies, Inc.	1,209	0.67%	(19,427)
Total Basic Materials			(71,685)
Consumer, Cyclical
Deckers Outdoor Corp.	47	0.17%	1,891
Thor Industries, Inc.	202	0.16%	(1,403)
Starbucks Corp.	509	0.48%	(1,498)
Allison Transmission Holdings, Inc.	814	0.31%	(1,815)
Target Corp.	94	0.16%	(2,090)
Tempur Sealy International, Inc.	585	0.16%	(2,121)
GMS, Inc.	491	0.22%	(2,405)
Tapestry, Inc.	574	0.18%	(3,147)
Papa John's International, Inc.	298	0.23%	(3,402)
Boyd Gaming Corp.	738	0.40%	(5,636)
Haverty Furniture Companies, Inc.	1,491	0.42%	(5,751)
Home Depot, Inc.	317	0.98%	(5,892)
Methode Electronics, Inc.	1,148	0.48%	(6,121)
G-III Apparel Group Ltd.	1,645	0.28%	(9,536)
Brunswick Corp.	790	0.58%	(9,786)
McDonald's Corp.	339	0.88%	(10,421)
Total Consumer, Cyclical			(69,133)
Communications
Alphabet, Inc. — Class C	633	0.68%	16,548
Viavi Solutions, Inc.	3,236	0.47%	2,269
T-Mobile US, Inc.	466	0.70%	443
F5, Inc.	153	0.25%	(1,789)
Shutterstock, Inc.	288	0.16%	(2,908)
Cisco Systems, Inc.	888	0.40%	(4,399)
VeriSign, Inc.	384	0.75%	(4,839)
NETGEAR, Inc.	883	0.20%	(4,899)
Amazon.com, Inc.	464	0.59%	(5,803)
Meta Platforms, Inc. — Class A	442	0.67%	(10,756)
Gogo, Inc.	2,552	0.35%	(15,039)
Verizon Communications, Inc.	1,843	0.79%	(23,071)
InterDigital, Inc.	1,214	0.55%	(29,333)
Total Communications			(83,576)
Energy
HF Sinclair Corp.	926	0.56%	3,752
Marathon Petroleum Corp.	617	0.69%	1,024
Equitrans Midstream Corp.	3,086	0.26%	128
Par Pacific Holdings, Inc.	873	0.16%	(1,445)
Valero Energy Corp.	400	0.48%	(2,074)
DT Midstream, Inc.	972	0.57%	(3,963)
ONEOK, Inc.	529	0.30%	(4,648)
Targa Resources Corp.	591	0.40%	(4,653)
Kinder Morgan, Inc.	3,949	0.74%	(4,777)
Antero Midstream Corp.	6,464	0.67%	(5,355)
Williams Companies, Inc.	1,097	0.35%	(6,080)
Exxon Mobil Corp.	925	0.91%	(6,195)
Phillips 66	816	0.74%	(6,801)
SunCoke Energy, Inc.	3,087	0.20%	(8,385)
Chevron Corp.	535	0.86%	(9,710)
Total Energy			(59,182)
Financial
STORE Capital Corp.	2,139	0.75%	8,683
S&T Bancorp, Inc.	2,680	0.88%	2,847
NMI Holdings, Inc. — Class A	1,388	0.32%	2,477
Everest Re Group Ltd.	201	0.59%	1,869
Trustmark Corp.	818	0.28%	26
Associated Banc-Corp.	3,994	0.90%	(510)
Bank of Hawaii Corp.	1,026	0.88%	(1,685)
PennyMac Financial Services, Inc.	477	0.23%	(2,121)
First BanCorp	1,676	0.26%	(2,430)
Visa, Inc. — Class A	92	0.18%	(2,804)
Preferred Bank/Los Angeles CA	1,186	0.87%	(2,968)
Marcus & Millichap, Inc.	761	0.28%	(3,289)
Hilltop Holdings, Inc.	905	0.25%	(3,362)
Renasant Corp.	2,439	0.86%	(5,460)
Apartment Income REIT Corp.	1,191	0.52%	(5,651)
PotlatchDeltic Corp.	542	0.25%	(6,364)
Loews Corp.	1,044	0.58%	(6,370)
National Bank Holdings Corp. — Class A	1,553	0.65%	(6,949)
Enstar Group Ltd.	167	0.32%	(8,338)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Central Pacific Financial Corp.	1,523	0.35%	$(9,191)
Stewart Information Services Corp.	684	0.34%	(9,863)
Pathward Financial, Inc.	639	0.24%	(9,979)
BankUnited, Inc.	2,217	0.85%	(10,620)
Eagle Bancorp, Inc.	1,680	0.85%	(11,272)
SEI Investments Co.	2,159	1.19%	(15,085)
Office Properties Income Trust	2,789	0.44%	(18,604)
Global Net Lease, Inc.	5,755	0.69%	(21,211)
Total Financial			(148,224)
Utilities
National Fuel Gas Co.	344	0.24%	3,112
IDACORP, Inc.	373	0.41%	2,404
Otter Tail Corp.	639	0.44%	(847)
Chesapeake Utilities Corp.	498	0.65%	(2,544)
California Water Service Group	398	0.24%	(3,397)
Avista Corp.	1,554	0.65%	(5,784)
PPL Corp.	2,181	0.62%	(8,490)
MGE Energy, Inc.	809	0.60%	(8,551)
NorthWestern Corp.	796	0.44%	(8,972)
Portland General Electric Co.	1,311	0.64%	(9,152)
WEC Energy Group, Inc.	614	0.62%	(9,186)
Duke Energy Corp.	615	0.64%	(10,198)
NiSource, Inc.	2,120	0.60%	(10,586)
UGI Corp.	1,633	0.59%	(14,609)
Total Utilities			(86,800)
Total GS Equity Long Custom Basket			$(917,966)

GS EQUITY SHORT CUSTOM BASKET

Consumer, Non-cyclical
TransUnion	2,157	(1.34)%	73,291
ASGN, Inc.	1,332	(1.22)%	39,457
Equifax, Inc.	436	(0.76)%	33,947
Verisk Analytics, Inc. — Class A	728	(1.26)%	21,653
Dun & Bradstreet Holdings, Inc.	3,041	(0.38)%	20,068
ABM Industries, Inc.	2,790	(1.08)%	19,751
McCormick & Company, Inc.	1,143	(0.82)%	19,470
Patterson Companies, Inc.	2,448	(0.60)%	16,083
Cintas Corp.	325	(1.28)%	11,996
CoStar Group, Inc.	553	(0.39)%	10,474
FTI Consulting, Inc.	402	(0.67)%	7,840
Elevance Health, Inc.	136	(0.63)%	3,920
Quanta Services, Inc.	538	(0.69)%	2,014
Driven Brands Holdings, Inc.	2,938	(0.83)%	1,040
Robert Half International, Inc.	884	(0.68)%	673
Viad Corp.	1,390	(0.44)%	(1,723)
Total Consumer, Non-cyclical			279,954
Financial
Howard Hughes Corp.	1,615	(0.91)%	57,789
Signature Bank	519	(0.79)%	50,175
Equinix, Inc.	171	(0.98)%	41,702
Western Alliance Bancorporation	1,195	(0.80)%	40,077
Welltower, Inc.	1,734	(1.13)%	39,136
Crown Castle, Inc.	778	(1.14)%	35,430
Americold Realty Trust, Inc.	2,751	(0.68)%	35,204
Outfront Media, Inc.	3,615	(0.56)%	34,505
Sun Communities, Inc.	720	(0.99)%	32,818
Invitation Homes, Inc.	4,222	(1.44)%	32,121
Rexford Industrial Realty, Inc.	2,319	(1.22)%	31,292
State Street Corp.	1,007	(0.62)%	29,344
Kite Realty Group Trust	6,479	(1.13)%	28,661
Realty Income Corp.	2,275	(1.34)%	28,331
Bank of America Corp.	3,039	(0.93)%	23,451
Northern Trust Corp.	961	(0.83)%	22,550
Digital Realty Trust, Inc.	674	(0.68)%	21,234
SBA Communications Corp.	253	(0.73)%	20,445
KKR & Company, Inc. — Class A	1,472	(0.64)%	19,430
Ares Management Corp. — Class A	1,167	(0.73)%	19,052
Apollo Global Management, Inc.	1,574	(0.74)%	17,389
Ryman Hospitality Properties, Inc.	1,063	(0.79)%	17,339
First Republic Bank	526	(0.70)%	16,986
BlackRock, Inc. — Class A	136	(0.76)%	16,598
Kennedy-Wilson Holdings, Inc.	2,199	(0.34)%	16,171
Invesco Ltd.	5,345	(0.74)%	14,885
Iron Mountain, Inc.	2,019	(0.90)%	14,206
Xenia Hotels & Resorts, Inc.	3,665	(0.51)%	13,845
Marsh & McLennan Companies, Inc.	847	(1.28)%	12,860
American Tower Corp. — Class A	326	(0.71)%	12,552
SLM Corp.	3,934	(0.56)%	12,237
Equitable Holdings, Inc.	4,014	(1.07)%	12,085
Rayonier, Inc.	1,054	(0.32)%	11,203
EastGroup Properties, Inc.	471	(0.69)%	10,448
Ventas, Inc.	1,260	(0.51)%	10,447
Morgan Stanley	2,094	(1.67)%	10,092
Popular, Inc.	1,251	(0.91)%	10,086
Camden Property Trust	575	(0.70)%	9,989
NexPoint Residential Trust, Inc.	642	(0.30)%	9,329
CBRE Group, Inc. — Class A	882	(0.60)%	9,192
Extra Space Storage, Inc.	288	(0.50)%	9,071
Intercontinental Exchange, Inc.	785	(0.72)%	8,837
UDR, Inc.	1,766	(0.75)%	8,679
Alexandria Real Estate Equities, Inc.	611	(0.87)%	8,239
Public Storage	181	(0.54)%	8,019
Wells Fargo & Co.	1,938	(0.79)%	7,912
Progressive Corp.	675	(0.79)%	6,492
Life Storage, Inc.	298	(0.33)%	5,928
Mid-America Apartment Communities, Inc.	397	(0.62)%	5,676

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
KeyCorp	3,185	(0.52)%	$4,992
Comerica, Inc.	1,299	(0.93)%	4,741
Assurant, Inc.	319	(0.47)%	4,495
JPMorgan Chase & Co.	474	(0.50)%	4,241
American Homes 4 Rent — Class A	1,071	(0.36)%	3,952
Chubb Ltd.	209	(0.38)%	2,415
American Financial Group, Inc.	292	(0.36)%	1,784
Allstate Corp.	696	(0.88)%	(167)
Charles Schwab Corp.	914	(0.66)%	(419)
Cullen/Frost Bankers, Inc.	526	(0.70)%	(467)
Fulton Financial Corp.	6,457	(1.03)%	(1,943)
Arthur J Gallagher & Co.	424	(0.73)%	(3,599)
LPL Financial Holdings, Inc.	306	(0.68)%	(11,327)
Total Financial			978,237
Consumer, Cyclical
MillerKnoll, Inc.	3,381	(0.53)%	73,102
American Airlines Group, Inc.	5,455	(0.66)%	28,866
Healthcare Services Group, Inc.	4,205	(0.51)%	20,787
CarMax, Inc.	512	(0.34)%	18,457
Copart, Inc.	1,360	(1.46)%	15,526
Southwest Airlines Co.	1,656	(0.52)%	13,562
Hilton Worldwide Holdings, Inc.	606	(0.74)%	13,083
Dana, Inc.	3,807	(0.44)%	11,936
Hanesbrands, Inc.	6,716	(0.47)%	11,484
Delta Air Lines, Inc.	2,314	(0.66)%	10,221
Lear Corp.	447	(0.54)%	7,837
Planet Fitness, Inc. — Class A	500	(0.29)%	7,416
Fastenal Co.	1,125	(0.52)%	5,304
United Airlines Holdings, Inc.	867	(0.29)%	5,126
Chipotle Mexican Grill, Inc. — Class A	32	(0.49)%	5,040
Genuine Parts Co.	1,001	(1.51)%	3,019
Floor & Decor Holdings, Inc. — Class A	652	(0.46)%	2,991
WESCO International, Inc.	505	(0.61)%	(175)
Las Vegas Sands Corp.	1,384	(0.53)%	(1,981)
Royal Caribbean Cruises Ltd.	909	(0.35)%	(2,116)
Total Consumer, Cyclical			249,485
Energy
Baker Hughes Co.	3,639	(0.77)%	27,368
Helmerich & Payne, Inc.	1,671	(0.63)%	19,625
Halliburton Co.	2,150	(0.54)%	12,754
Hess Corp.	827	(0.91)%	4,794
ChampionX Corp.	2,389	(0.47)%	4,192
Equities Corp.	838	(0.35)%	4,034
Continental Resources, Inc.	700	(0.47)%	960
Valaris Ltd.	947	(0.47)%	623
Schlumberger N.V.	2,618	(0.95)%	124
Marathon Oil Corp.	4,230	(0.97)%	(2,517)
EOG Resources, Inc.	1,042	(1.18)%	(8,641)
Total Energy			63,316
Industrial
Stanley Black & Decker, Inc.	862	(0.66)%	47,084
Jacobs Solutions, Inc.	1,061	(1.17)%	27,745
Stericycle, Inc.	799	(0.34)%	25,612
Boeing Co.	524	(0.64)%	21,186
CSX Corp.	2,765	(0.75)%	15,656
Old Dominion Freight Line, Inc.	320	(0.81)%	14,684
Trimble, Inc.	1,756	(0.96)%	12,520
MSA Safety, Inc.	721	(0.80)%	11,314
Waste Management, Inc.	780	(1.26)%	9,979
Union Pacific Corp.	292	(0.58)%	9,799
Eaton Corporation plc	1,122	(1.51)%	7,502
Norfolk Southern Corp.	174	(0.37)%	6,998
Howmet Aerospace, Inc.	2,394	(0.75)%	4,466
CH Robinson Worldwide, Inc.	341	(0.33)%	4,327
Caterpillar, Inc.	249	(0.41)%	4,021
Exponent, Inc.	940	(0.83)%	2,683
TransDigm Group, Inc.	59	(0.31)%	821
Casella Waste Systems, Inc. — Class A	1,403	(1.08)%	(12,548)
Total Industrial			213,849
Utilities
Public Service Enterprise Group, Inc.	2,408	(1.37)%	26,504
Dominion Energy, Inc.	1,868	(1.31)%	26,316
Total Utilities			52,820
Technology
Roper Technologies, Inc.	259	(0.94)%	17,945
Paychex, Inc.	848	(0.96)%	10,778
Synopsys, Inc.	178	(0.55)%	4,245
Veeva Systems, Inc. — Class A	276	(0.46)%	3,180
Total Technology			36,148
Communications
Paramount Global — Class B	2,367	(0.46)%	9,456
Uber Technologies, Inc.	1,918	(0.51)%	(2,463)
Total Communications			6,993
Total GS Equity Short Custom Basket			$1,880,802

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Vertex Pharmaceuticals, Inc.	124	0.41%	$12,313
Bristol-Myers Squibb Co.	1,237	1.00%	11,789
AbbVie, Inc.	579	0.88%	9,239
Regeneron Pharmaceuticals, Inc.	58	0.45%	8,723
Amphastar Pharmaceuticals, Inc.	852	0.27%	7,400
Merck & Company, Inc.	509	0.50%	6,330
Eli Lilly & Co.	179	0.66%	2,265
Prestige Consumer Healthcare, Inc.	830	0.47%	2,066
Keurig Dr Pepper, Inc.	1,027	0.42%	(268)
Globus Medical, Inc. — Class A	354	0.24%	(428)
MGP Ingredients, Inc.	143	0.17%	(492)
Alarm.com Holdings, Inc.	255	0.19%	(1,107)
PayPal Holdings, Inc.	185	0.18%	(1,419)
Varex Imaging Corp.	2,326	0.56%	(1,484)
Archer-Daniels-Midland Co.	820	0.75%	(1,496)
Hershey Co.	227	0.57%	(1,530)
Innoviva, Inc.	1,823	0.24%	(1,595)
Quest Diagnostics, Inc.	124	0.17%	(1,643)
Abbott Laboratories	283	0.31%	(1,815)
Hologic, Inc.	682	0.50%	(1,859)
Universal Corp.	659	0.35%	(2,168)
Medtronic plc	408	0.37%	(2,242)
Ironwood Pharmaceuticals, Inc. — Class A	6,092	0.72%	(2,262)
Perdoceo Education Corp.	5,872	0.69%	(2,516)
Reynolds Consumer Products, Inc.	1,384	0.41%	(2,831)
Viatris, Inc.	1,861	0.18%	(3,289)
Pfizer, Inc.	531	0.26%	(3,425)
Kimberly-Clark Corp.	158	0.20%	(3,466)
Altria Group, Inc.	1,388	0.64%	(3,566)
SpartanNash Co.	983	0.32%	(3,839)
CVS Health Corp.	845	0.92%	(4,389)
Bio-Rad Laboratories, Inc. — Class A	33	0.16%	(4,550)
United Therapeutics Corp.	224	0.53%	(4,586)
Ingredion, Inc.	501	0.46%	(4,588)
Henry Schein, Inc.	793	0.59%	(5,239)
Conagra Brands, Inc.	2,316	0.86%	(5,253)
Post Holdings, Inc.	696	0.65%	(5,326)
Global Payments, Inc.	259	0.32%	(5,426)
EVERTEC, Inc.	501	0.18%	(6,452)
John B Sanfilippo & Son, Inc.	994	0.86%	(6,699)
Johnson & Johnson	607	1.13%	(6,828)
Amgen, Inc.	348	0.89%	(7,035)
Avery Dennison Corp.	429	0.79%	(7,175)
Becton Dickinson and Co.	239	0.61%	(8,330)
Mondelez International, Inc. — Class A	1,367	0.85%	(11,073)
Colgate-Palmolive Co.	1,046	0.84%	(11,456)
Vanda Pharmaceuticals, Inc.	2,177	0.24%	(11,988)
Philip Morris International, Inc.	741	0.70%	(12,257)
Eagle Pharmaceuticals, Inc.	873	0.26%	(13,716)
Integra LifeSciences Holdings Corp.	1,094	0.53%	(14,331)
Procter & Gamble Co.	538	0.77%	(14,685)
Pilgrim's Pride Corp.	2,400	0.63%	(15,114)
Sotera Health Co.	1,679	0.13%	(15,560)
USANA Health Sciences, Inc.	608	0.39%	(19,183)
Tyson Foods, Inc. — Class A	903	0.68%	(20,664)
Total Consumer, Non-cyclical			(226,518)
Technology
Apple, Inc.	400	0.63%	34,423
Microsoft Corp.	179	0.47%	20,787
Rambus, Inc.	1,651	0.48%	7,879
NetApp, Inc.	492	0.35%	4,272
CSG Systems International, Inc.	378	0.23%	2,979
NetScout Systems, Inc.	751	0.27%	601
Genpact Ltd.	1,192	0.59%	(1,200)
Intuit, Inc.	37	0.16%	(1,709)
IPG Photonics Corp.	374	0.36%	(1,819)
Amkor Technology, Inc.	1,140	0.22%	(1,992)
Hewlett Packard Enterprise Co.	1,805	0.25%	(2,274)
Synaptics, Inc.	174	0.20%	(2,372)
Analog Devices, Inc.	236	0.37%	(2,465)
Lumentum Holdings, Inc.	245	0.19%	(2,592)
Accenture plc — Class A	135	0.39%	(3,269)
Fidelity National Information Services, Inc.	224	0.19%	(3,308)
Diodes, Inc.	936	0.69%	(3,366)
NXP Semiconductor N.V.	144	0.24%	(4,358)
Microchip Technology, Inc.	409	0.28%	(5,036)
Fiserv, Inc.	402	0.43%	(5,240)
Lam Research Corp.	43	0.18%	(5,473)
ACI Worldwide, Inc.	948	0.23%	(5,870)
Cirrus Logic, Inc.	717	0.56%	(9,342)
Texas Instruments, Inc.	424	0.75%	(12,060)
SS&C Technologies Holdings, Inc.	1,430	0.78%	(17,542)
Total Technology			(20,346)
Industrial
Mueller Industries, Inc.	302	0.20%	5,092
Keysight Technologies, Inc.	354	0.63%	3,811
Dorian LPG Ltd.	1,509	0.23%	1,162
EMCOR Group, Inc.	417	0.55%	(157)
Sanmina Corp.	423	0.22%	(613)
Vishay Intertechnology, Inc.	3,094	0.63%	(858)
Huntington Ingalls Industries, Inc.	108	0.27%	(1,147)
TopBuild Corp.	100	0.19%	(1,552)
TTM Technologies, Inc.	1,317	0.20%	(2,450)
Agilent Technologies, Inc.	260	0.36%	(2,452)
Louisiana-Pacific Corp.	332	0.19%	(2,689)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Fortive Corp.	424	0.28%	$(2,911)
Timken Co.	640	0.43%	(3,227)
Donaldson Company, Inc.	1,039	0.58%	(3,297)
EnPro Industries, Inc.	249	0.24%	(3,338)
Lennox International, Inc.	157	0.40%	(3,344)
Snap-on, Inc.	313	0.72%	(3,930)
Packaging Corporation of America	224	0.29%	(5,553)
Insteel Industries, Inc.	597	0.18%	(6,380)
Parker-Hannifin Corp.	220	0.61%	(6,409)
Graco, Inc.	901	0.61%	(6,433)
Arrow Electronics, Inc.	788	0.83%	(6,991)
OSI Systems, Inc.	929	0.76%	(7,068)
Albany International Corp. — Class A	562	0.50%	(7,144)
Energizer Holdings, Inc.	1,577	0.45%	(7,282)
Standex International Corp.	835	0.78%	(7,399)
AptarGroup, Inc.	667	0.72%	(7,687)
Sonoco Products Co.	1,074	0.69%	(8,118)
Barnes Group, Inc.	1,917	0.63%	(9,418)
Eagle Materials, Inc.	586	0.71%	(10,202)
Sturm Ruger & Company, Inc.	859	0.50%	(15,635)
Westrock Co.	1,761	0.62%	(16,509)
Total Industrial			(150,128)
Basic Materials
Ingevity Corp.	373	0.26%	(875)
FMC Corp.	343	0.41%	(947)
NewMarket Corp.	115	0.39%	(1,149)
Westlake Corp.	171	0.17%	(1,741)
Nucor Corp.	271	0.33%	(1,984)
Steel Dynamics, Inc.	593	0.48%	(3,628)
Air Products and Chemicals, Inc.	242	0.64%	(4,605)
Balchem Corp.	495	0.68%	(5,502)
Huntsman Corp.	813	0.23%	(7,171)
LyondellBasell Industries N.V. — Class A	435	0.37%	(8,240)
Eastman Chemical Co.	763	0.62%	(17,288)
Minerals Technologies, Inc.	1,209	0.68%	(19,559)
Total Basic Materials			(72,689)
Consumer, Cyclical
Deckers Outdoor Corp.	47	0.17%	1,878
Thor Industries, Inc.	202	0.16%	(1,415)
Starbucks Corp.	509	0.49%	(1,532)
Allison Transmission Holdings, Inc.	814	0.31%	(1,783)
Target Corp.	94	0.16%	(1,999)
Tempur Sealy International, Inc.	585	0.16%	(2,147)
GMS, Inc.	491	0.22%	(2,478)
Tapestry, Inc.	574	0.19%	(3,155)
Papa John's International, Inc.	298	0.24%	(3,509)
Haverty Furniture Companies, Inc.	1,491	0.42%	(5,729)
Boyd Gaming Corp.	738	0.40%	(5,750)
Home Depot, Inc.	317	0.99%	(5,863)
Methode Electronics, Inc.	1,148	0.48%	(6,111)
G-III Apparel Group Ltd.	1,645	0.28%	(9,479)
Brunswick Corp.	790	0.59%	(10,003)
McDonald's Corp.	339	0.89%	(10,469)
Total Consumer, Cyclical			(69,544)
Communications
Alphabet, Inc. — Class C	633	0.69%	15,118
Viavi Solutions, Inc.	3,236	0.48%	2,483
T-Mobile US, Inc.	466	0.71%	508
F5, Inc.	153	0.25%	(1,808)
Shutterstock, Inc.	288	0.16%	(2,892)
Cisco Systems, Inc.	888	0.40%	(4,383)
NETGEAR, Inc.	883	0.20%	(4,806)
VeriSign, Inc.	384	0.76%	(4,995)
Amazon.com, Inc.	464	0.60%	(5,747)
Meta Platforms, Inc. — Class A	442	0.68%	(10,780)
Gogo, Inc.	2,552	0.35%	(14,822)
Verizon Communications, Inc.	1,843	0.80%	(23,013)
InterDigital, Inc.	1,214	0.56%	(29,252)
Total Communications			(84,389)
Energy
HF Sinclair Corp.	926	0.57%	3,622
Marathon Petroleum Corp.	617	0.70%	959
Equitrans Midstream Corp.	3,086	0.26%	297
Par Pacific Holdings, Inc.	873	0.16%	(1,438)
Valero Energy Corp.	400	0.49%	(2,153)
DT Midstream, Inc.	972	0.57%	(3,969)
Targa Resources Corp.	591	0.41%	(4,600)
ONEOK, Inc.	529	0.31%	(4,689)
Kinder Morgan, Inc.	3,949	0.75%	(4,856)
Antero Midstream Corp.	6,464	0.67%	(5,524)
Williams Companies, Inc.	1,097	0.36%	(6,015)
Exxon Mobil Corp.	925	0.92%	(6,173)
Phillips 66	816	0.75%	(6,868)
SunCoke Energy, Inc.	3,087	0.20%	(8,391)
Chevron Corp.	535	0.87%	(9,686)
Total Energy			(59,484)
Financial
STORE Capital Corp.	2,139	0.76%	8,562
S&T Bancorp, Inc.	2,680	0.89%	2,900
NMI Holdings, Inc. — Class A	1,388	0.32%	2,407
Everest Re Group Ltd.	201	0.60%	1,895
Trustmark Corp.	818	0.28%	19
Associated Banc-Corp.	3,994	0.91%	(644)
Bank of Hawaii Corp.	1,026	0.89%	(1,663)
PennyMac Financial Services, Inc.	477	0.23%	(2,180)
First BanCorp	1,676	0.26%	(2,466)
Visa, Inc. — Class A	92	0.19%	(2,765)
Preferred Bank/Los Angeles CA	1,186	0.88%	(3,035)
Marcus & Millichap, Inc.	761	0.28%	(3,287)
Hilltop Holdings, Inc.	905	0.26%	(3,357)
Renasant Corp.	2,439	0.87%	(5,431)
Apartment Income REIT Corp.	1,191	0.52%	(5,647)
PotlatchDeltic Corp.	542	0.25%	(6,305)
Loews Corp.	1,044	0.59%	(6,477)
National Bank Holdings Corp. — Class A	1,553	0.65%	(7,236)
Enstar Group Ltd.	167	0.32%	(8,277)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Central Pacific Financial Corp.	1,523	0.36%	$(9,157)
Stewart Information Services Corp.	684	0.34%	(9,844)
Pathward Financial, Inc.	639	0.24%	(9,911)
BankUnited, Inc.	2,217	0.86%	(10,623)
Eagle Bancorp, Inc.	1,680	0.86%	(11,247)
Office Properties Income Trust	2,789	0.45%	(18,610)
Global Net Lease, Inc.	5,755	0.70%	(21,295)
Total Financial			(133,674)
Utilities
National Fuel Gas Co.	344	0.24%	3,133
IDACORP, Inc.	373	0.42%	2,441
Otter Tail Corp.	639	0.45%	(817)
Chesapeake Utilities Corp.	498	0.65%	(2,467)
California Water Service Group	398	0.24%	(3,386)
Avista Corp.	1,554	0.65%	(5,788)
PPL Corp.	2,181	0.63%	(8,522)
MGE Energy, Inc.	809	0.60%	(8,527)
NorthWestern Corp.	796	0.45%	(8,952)
WEC Energy Group, Inc.	614	0.62%	(9,230)
Portland General Electric Co.	1,311	0.65%	(9,366)
Duke Energy Corp.	615	0.65%	(10,279)
NiSource, Inc.	2,120	0.61%	(10,894)
UGI Corp.	1,633	0.60%	(14,805)
Total Utilities			(87,459)
Total MS Equity Long Custom Basket			$(904,231)

MS EQUITY SHORT CUSTOM BASKET

Consumer, Non-cyclical
TransUnion	2,157	(1.22)%	73,643
ASGN, Inc.	1,332	(1.21)%	39,250
Equifax, Inc.	436	(0.75)%	34,007
Verisk Analytics, Inc. — Class A	728	(1.24)%	21,945
Dun & Bradstreet Holdings, Inc.	3,041	(0.38)%	20,320
ABM Industries, Inc.	2,790	(1.07)%	19,767
McCormick & Company, Inc.	1,143	(0.82)%	19,349
Patterson Companies, Inc.	2,448	(0.59)%	16,300
Cintas Corp.	325	(1.26)%	12,514
CoStar Group, Inc.	553	(0.39)%	10,452
FTI Consulting, Inc.	402	(0.67)%	7,850
Elevance Health, Inc.	136	(0.62)%	3,976
Quanta Services, Inc.	538	(0.69)%	1,941
Driven Brands Holdings, Inc.	2,938	(0.82)%	1,049
Robert Half International, Inc.	884	(0.68)%	755
Viad Corp.	1,390	(0.44)%	(1,650)
Total Consumer, Non-cyclical			281,468
Financial
Howard Hughes Corp.	1,615	(0.90)%	57,881
Signature Bank	519	(0.78)%	50,248
Equinix, Inc.	171	(0.97)%	41,964
Western Alliance Bancorporation	1,195	(0.79)%	40,045
Welltower, Inc.	1,734	(1.12)%	39,083
Crown Castle, Inc.	778	(1.13)%	35,919
Americold Realty Trust, Inc.	2,751	(0.68)%	35,352
Outfront Media, Inc.	3,615	(0.55)%	34,467
Sun Communities, Inc.	720	(0.98)%	32,777
Invitation Homes, Inc.	4,222	(1.43)%	32,146
Rexford Industrial Realty, Inc.	2,319	(1.21)%	30,816
State Street Corp.	1,007	(0.61)%	29,319
Kite Realty Group Trust	6,479	(1.12)%	28,575
Realty Income Corp.	2,275	(1.33)%	28,172
Bank of America Corp.	3,039	(0.92)%	23,429
Northern Trust Corp.	961	(0.82)%	23,061
Digital Realty Trust, Inc.	674	(0.67)%	21,299
SBA Communications Corp.	253	(0.72)%	20,504
Goldman Sachs Group, Inc.	918	(2.69)%	20,204
KKR & Company, Inc. — Class A	1,472	(0.63)%	19,261
Ares Management Corp. — Class A	1,167	(0.72)%	19,058
Ryman Hospitality Properties, Inc.	1,063	(0.78)%	17,361
Apollo Global Management, Inc.	1,574	(0.73)%	17,337
First Republic Bank	526	(0.69)%	17,028
BlackRock, Inc. — Class A	136	(0.75)%	16,622
Kennedy-Wilson Holdings, Inc.	2,199	(0.34)%	16,187
Invesco Ltd.	5,345	(0.73)%	15,061
Iron Mountain, Inc.	2,019	(0.89)%	14,194
Xenia Hotels & Resorts, Inc.	3,665	(0.51)%	13,365
Marsh & McLennan Companies, Inc.	847	(1.27)%	13,141
Equitable Holdings, Inc.	4,014	(1.06)%	12,622
American Tower Corp. — Class A	326	(0.70)%	12,545
SLM Corp.	3,934	(0.55)%	12,140
Rayonier, Inc.	1,054	(0.32)%	11,101
Ventas, Inc.	1,260	(0.51)%	10,703
EastGroup Properties, Inc.	471	(0.68)%	10,353
Popular, Inc.	1,251	(0.90)%	10,114
Camden Property Trust	575	(0.69)%	9,905
CBRE Group, Inc. — Class A	882	(0.60)%	9,826
NexPoint Residential Trust, Inc.	642	(0.30)%	9,333
Extra Space Storage, Inc.	288	(0.50)%	9,161
Intercontinental Exchange, Inc.	785	(0.71)%	8,909
Alexandria Real Estate Equities, Inc.	611	(0.86)%	8,617
UDR, Inc.	1,766	(0.74)%	8,489
Wells Fargo & Co.	1,938	(0.78)%	7,938
Public Storage	181	(0.53)%	7,816
Progressive Corp.	675	(0.79)%	6,666
Life Storage, Inc.	298	(0.33)%	5,941
Mid-America Apartment Communities, Inc.	397	(0.62)%	5,672

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
KeyCorp	3,185	(0.51)%	$5,128
Comerica, Inc.	1,299	(0.93)%	4,697
Assurant, Inc.	319	(0.46)%	4,467
JPMorgan Chase & Co.	474	(0.50)%	4,293
American Homes 4 Rent — Class A	1,071	(0.35)%	3,845
Chubb Ltd.	209	(0.38)%	2,342
American Financial Group, Inc.	292	(0.36)%	1,781
Allstate Corp.	696	(0.87)%	(33)
Charles Schwab Corp.	914	(0.66)%	(260)
Cullen/Frost Bankers, Inc.	526	(0.70)%	(458)
Fulton Financial Corp.	6,457	(1.02)%	(2,180)
Arthur J Gallagher & Co.	424	(0.73)%	(3,742)
LPL Financial Holdings, Inc.	306	(0.67)%	(11,438)
Total Financial			990,169
Consumer, Cyclical
MillerKnoll, Inc.	3,381	(0.53)%	73,098
American Airlines Group, Inc.	5,455	(0.66)%	28,769
Healthcare Services Group, Inc.	4,205	(0.51)%	20,558
CarMax, Inc.	512	(0.34)%	18,343
Copart, Inc.	1,360	(1.45)%	16,503
Southwest Airlines Co.	1,656	(0.51)%	13,561
Hilton Worldwide Holdings, Inc.	606	(0.73)%	13,069
Hanesbrands, Inc.	6,716	(0.47)%	11,924
Dana, Inc.	3,807	(0.44)%	11,718
Delta Air Lines, Inc.	2,314	(0.65)%	10,219
Lear Corp.	447	(0.54)%	8,092
Planet Fitness, Inc. — Class A	500	(0.29)%	7,624
Fastenal Co.	1,125	(0.52)%	5,384
United Airlines Holdings, Inc.	867	(0.28)%	5,117
Chipotle Mexican Grill, Inc. — Class A	32	(0.48)%	4,952
Genuine Parts Co.	1,001	(1.50)%	3,055
Floor & Decor Holdings, Inc. — Class A	652	(0.46)%	2,950
WESCO International, Inc.	505	(0.60)%	(385)
Las Vegas Sands Corp.	1,384	(0.52)%	(2,007)
Royal Caribbean Cruises Ltd.	909	(0.35)%	(2,074)
Total Consumer, Cyclical			250,470
Energy
Baker Hughes Co.	3,639	(0.76)%	27,380
Helmerich & Payne, Inc.	1,671	(0.62)%	19,594
Halliburton Co.	2,150	(0.53)%	12,925
Hess Corp.	827	(0.90)%	4,667
ChampionX Corp.	2,389	(0.47)%	4,362
Equities Corp.	838	(0.34)%	3,990
Continental Resources, Inc.	700	(0.47)%	901
Valaris Ltd.	947	(0.46)%	769
Schlumberger N.V.	2,618	(0.94)%	224
Marathon Oil Corp.	4,230	(0.96)%	(2,408)
EOG Resources, Inc.	1,042	(1.17)%	(8,132)
Total Energy			64,272
Industrial
Stanley Black & Decker, Inc.	862	(0.65)%	47,193
Jacobs Solutions, Inc.	1,061	(1.15)%	27,656
Stericycle, Inc.	799	(0.34)%	25,626
Boeing Co.	524	(0.64)%	21,361
CSX Corp.	2,765	(0.74)%	15,798
Old Dominion Freight Line, Inc.	320	(0.80)%	14,880
Trimble, Inc.	1,756	(0.95)%	13,357
MSA Safety, Inc.	721	(0.79)%	11,306
Waste Management, Inc.	780	(1.25)%	10,274
Union Pacific Corp.	292	(0.57)%	9,843
Eaton Corporation plc	1,122	(1.50)%	8,396
Norfolk Southern Corp.	174	(0.37)%	7,026
Howmet Aerospace, Inc.	2,394	(0.74)%	4,604
CH Robinson Worldwide, Inc.	341	(0.33)%	4,453
Caterpillar, Inc.	249	(0.41)%	3,981
Exponent, Inc.	940	(0.83)%	2,707
TransDigm Group, Inc.	59	(0.31)%	813
Casella Waste Systems, Inc. — Class A	1,403	(1.07)%	(12,571)
Total Industrial			216,703
Utilities
Dominion Energy, Inc.	1,868	(1.29)%	26,372
Public Service Enterprise Group, Inc.	2,408	(1.36)%	25,851
Total Utilities			52,223
Technology
Roper Technologies, Inc.	259	(0.93)%	17,896
Paychex, Inc.	848	(0.95)%	10,923
Synopsys, Inc.	178	(0.54)%	4,325
Veeva Systems, Inc. — Class A	276	(0.46)%	3,253
Total Technology			36,397
Communications
Paramount Global — Class B	2,367	(0.45)%	9,449
Uber Technologies, Inc.	1,918	(0.51)%	(2,523)
Total Communications			6,926
Total MS Equity Short Custom Basket			$1,898,628

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[2]	Rate indicated is the 7-day yield as of September 30, 2022.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,704,976	$–	$–	$18,704,976
Money Market Fund	–	561,126	–	561,126
Equity Custom Basket Swap Agreements**	–	3,779,430	–	3,779,430
Total Assets	$18,704,976	$4,340,556	$–	$23,045,532

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$–	$1,822,197	$–	$1,822,197

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 84.8%
Financial - 20.4%
First Horizon Corp.	905	$20,725
Alleghany Corp.*	23	19,305
East West Bancorp, Inc.	238	15,979
Life Storage, Inc. REIT	142	15,728
Rexford Industrial Realty, Inc. REIT	288	14,976
American Financial Group, Inc.	118	14,506
Cullen/Frost Bankers, Inc.	108	14,280
Reinsurance Group of America, Inc. — Class A	113	14,217
STORE Capital Corp. REIT	448	14,036
Healthcare Realty Trust, Inc. REIT	642	13,386
Webster Financial Corp.	296	13,379
Annaly Capital Management, Inc. REIT	726	12,458
Unum Group	317	12,300
Jones Lang LaSalle, Inc.*	81	12,237
Commerce Bancshares, Inc.	184	12,173
Lamar Advertising Co. — Class A REIT	147	12,126
Medical Properties Trust, Inc. REIT	1,010	11,979
National Retail Properties, Inc. REIT	299	11,918
Omega Healthcare Investors, Inc. REIT	395	11,649
Interactive Brokers Group, Inc. — Class A	173	11,057
EastGroup Properties, Inc. REIT	73	10,537
Pinnacle Financial Partners, Inc.	129	10,462
RenaissanceRe Holdings Ltd.	74	10,389
Prosperity Bancshares, Inc.	154	10,269
Old Republic International Corp.	484	10,130
Apartment Income REIT Corp. REIT	260	10,041
First Industrial Realty Trust, Inc. REIT	223	9,993
Voya Financial, Inc.	165	9,982
Brixmor Property Group, Inc. REIT	505	9,327
Stifel Financial Corp.	179	9,292
Jefferies Financial Group, Inc.	314	9,263
Kinsale Capital Group, Inc.	36	9,195
Synovus Financial Corp.	245	9,190
Glacier Bancorp, Inc.	187	9,187
First Financial Bankshares, Inc.	219	9,161
Western Union Co.	650	8,775
SEI Investments Co.	174	8,535
Wintrust Financial Corp.	102	8,318
Spirit Realty Capital, Inc. REIT	230	8,317
Selective Insurance Group, Inc.	102	8,303
Old National Bancorp	494	8,136
United Bankshares, Inc.	227	8,115
First American Financial Corp.	176	8,114
Cadence Bank	308	7,826
Primerica, Inc.	63	7,777
Hanover Insurance Group, Inc.	60	7,688
Valley National Bancorp	709	7,657
Kilroy Realty Corp. REIT	177	7,453
Rayonier, Inc. REIT	247	7,403
Bank OZK	187	7,398
Home BancShares, Inc.	322	7,248
Affiliated Managers Group, Inc.	64	7,158
RLI Corp.	68	6,962
FNB Corp.	591	6,856
New York Community Bancorp, Inc.	786	6,704
Hancock Whitney Corp.	145	6,642
MGIC Investment Corp.	512	6,564
Kite Realty Group Trust REIT	369	6,354
Essent Group Ltd.	182	6,346
Independence Realty Trust, Inc. REIT	374	6,257
Umpqua Holdings Corp.	366	6,255
UMB Financial Corp.	73	6,153
National Storage Affiliates Trust REIT	144	5,988
Cousins Properties, Inc. REIT	255	5,954
SLM Corp.	424	5,932
Physicians Realty Trust REIT	382	5,745
PotlatchDeltic Corp. REIT	136	5,581
Douglas Emmett, Inc. REIT	296	5,307
Brighthouse Financial, Inc.*	121	5,254
Bank of Hawaii Corp.	68	5,176
Sabra Health Care REIT, Inc. REIT	389	5,104
Associated Banc-Corp.	253	5,080
Evercore, Inc. — Class A	61	5,017
Texas Capital Bancshares, Inc.*	84	4,959
Cathay General Bancorp	125	4,808
Highwoods Properties, Inc. REIT	177	4,772
Federated Hermes, Inc. — Class B	143	4,736
Janus Henderson Group plc	223	4,529
EPR Properties REIT	126	4,518
PacWest Bancorp	199	4,497
Kemper Corp.	108	4,456
Fulton Financial Corp.	282	4,456
Corporate Office Properties Trust REIT	190	4,414
SL Green Realty Corp. REIT	108	4,337
Park Hotels & Resorts, Inc. REIT	379	4,268
International Bancshares Corp.	89	3,783
CNO Financial Group, Inc.	193	3,468
Washington Federal, Inc.	110	3,298
Pebblebrook Hotel Trust REIT	222	3,221
JBG SMITH Properties REIT	168	3,121
Macerich Co. REIT	362	2,874
Navient Corp.	187	2,747
Bread Financial Holdings, Inc.	84	2,642
Total Financial		764,188
Industrial - 16.8%
Carlisle Companies, Inc.	87	24,396
Hubbell, Inc.	90	20,070
Graco, Inc.	285	17,086
AECOM	235	16,067
Regal Rexnord Corp.	112	15,720
Builders FirstSource, Inc.*	263	15,496
Toro Co.	176	15,220
Jabil, Inc.	232	13,389

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 84.8% (continued)
Industrial - 16.8% (continued)
Knight-Swift Transportation Holdings, Inc.	271	$13,260
Axon Enterprise, Inc.*	114	13,195
Owens Corning	162	12,735
Lincoln Electric Holdings, Inc.	98	12,321
Cognex Corp.	292	12,103
Lennox International, Inc.	54	12,024
Middleby Corp.*	91	11,663
Tetra Tech, Inc.	90	11,568
Chart Industries, Inc.*	60	11,061
AptarGroup, Inc.	110	10,453
Donaldson Company, Inc.	208	10,194
AGCO Corp.	104	10,002
Arrow Electronics, Inc.*	108	9,957
Valmont Industries, Inc.	36	9,670
EMCOR Group, Inc.	83	9,585
MDU Resources Group, Inc.	343	9,381
Clean Harbors, Inc.*	85	9,348
Sonoco Products Co.	164	9,304
ITT, Inc.	139	9,082
TopBuild Corp.*	55	9,063
Curtiss-Wright Corp.	65	9,046
nVent Electric plc	281	8,882
Landstar System, Inc.	61	8,807
Acuity Brands, Inc.	55	8,661
XPO Logistics, Inc.*	194	8,637
Saia, Inc.*	45	8,550
National Instruments Corp.	223	8,416
Littelfuse, Inc.	42	8,345
Trex Company, Inc.*	186	8,173
Woodward, Inc.	101	8,106
Oshkosh Corp.	110	7,732
Coherent Corp.*	219	7,632
Hexcel Corp.	142	7,344
Crane Holdings Co.	80	7,003
Novanta, Inc.*	60	6,939
Universal Display Corp.	73	6,887
Eagle Materials, Inc.	64	6,859
MSA Safety, Inc.	62	6,775
Timken Co.	113	6,672
Stericycle, Inc.*	155	6,527
Ryder System, Inc.	86	6,492
Louisiana-Pacific Corp.	125	6,399
Kirby Corp.*	101	6,138
MasTec, Inc.*	96	6,096
Fluor Corp.*	240	5,974
Silgan Holdings, Inc.	141	5,927
Watts Water Technologies, Inc. — Class A	46	5,784
Avnet, Inc.	160	5,779
TD SYNNEX Corp.	71	5,765
Simpson Manufacturing Company, Inc.	73	5,723
Flowserve Corp.	220	5,346
GATX Corp.	60	5,109
Dycom Industries, Inc.*	50	4,776
Vontier Corp.	266	4,445
Belden, Inc.	73	4,381
EnerSys	69	4,014
Mercury Systems, Inc.*	97	3,938
Vishay Intertechnology, Inc.	220	3,914
Werner Enterprises, Inc.	99	3,722
Enovis Corp.*	80	3,686
Terex Corp.	114	3,390
Kennametal, Inc.	137	2,820
Energizer Holdings, Inc.	112	2,816
Greif, Inc. — Class A	45	2,681
Esab Corp.	77	2,569
Vicor Corp.*	37	2,188
Worthington Industries, Inc.	51	1,945
Total Industrial		631,223
Consumer, Non-cyclical - 14.5%
Darling Ingredients, Inc.*	270	17,860
Neurocrine Biosciences, Inc.*	161	17,100
Shockwave Medical, Inc.*	61	16,962
Paylocity Holding Corp.*	69	16,669
Repligen Corp.*	87	16,279
United Therapeutics Corp.*	77	16,122
Service Corporation International	266	15,359
Jazz Pharmaceuticals plc*	106	14,129
Penumbra, Inc.*	64	12,134
Acadia Healthcare Company, Inc.*	153	11,962
H&R Block, Inc.	269	11,443
Masimo Corp.*	81	11,434
Performance Food Group Co.*	261	11,210
Chemed Corp.	25	10,914
FTI Consulting, Inc.*	58	9,611
HealthEquity, Inc.*	142	9,538
WEX, Inc.*	74	9,394
Tenet Healthcare Corp.*	182	9,388
Halozyme Therapeutics, Inc.*	232	9,174
Envista Holdings Corp.*	275	9,023
Bruker Corp.	170	9,020
Ingredion, Inc.	110	8,857
Exelixis, Inc.*	543	8,514
LHC Group, Inc.*	52	8,510
Option Care Health, Inc.*	261	8,213
Syneos Health, Inc.*	173	8,157
Perrigo Company plc	227	8,095
Flowers Foods, Inc.	325	8,024
Globus Medical, Inc. — Class A*	130	7,744
ASGN, Inc.*	85	7,681
Encompass Health Corp.	168	7,599
Post Holdings, Inc.*	92	7,536
Avis Budget Group, Inc.*	49	7,275
GXO Logistics, Inc.*	200	7,012
Medpace Holdings, Inc.*	42	6,601
Omnicell, Inc.*	75	6,527
QuidelOrtho Corp.*	91	6,505
Haemonetics Corp.*	87	6,441
Celsius Holdings, Inc.*	68	6,166
Insperity, Inc.	60	6,125
Euronet Worldwide, Inc.*	79	5,985
Inari Medical, Inc.*	81	5,884
Arrowhead Pharmaceuticals, Inc.*	178	5,883
STAAR Surgical Co.*	81	5,715
ManpowerGroup, Inc.	87	5,628
Azenta, Inc.	126	5,400
Amedisys, Inc.*	55	5,323

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 84.8% (continued)
Consumer, Non-cyclical - 14.5% (continued)
Boston Beer Company, Inc. — Class A*	16	$5,178
Integra LifeSciences Holdings Corp.*	122	5,168
Tandem Diabetes Care, Inc.*	108	5,168
ICU Medical, Inc.*	34	5,120
Neogen Corp.*	364	5,085
Sprouts Farmers Market, Inc.*	181	5,023
Grocery Outlet Holding Corp.*	149	4,960
Lancaster Colony Corp.	33	4,959
BellRing Brands, Inc.*	228	4,699
Progyny, Inc.*	126	4,670
LivaNova plc*	90	4,569
Grand Canyon Education, Inc.*	54	4,442
R1 RCM, Inc.*	231	4,280
Brink's Co.	80	3,875
Helen of Troy Ltd.*	40	3,858
NuVasive, Inc.*	88	3,855
Coty, Inc. — Class A*	608	3,843
Graham Holdings Co. — Class B	7	3,766
Patterson Companies, Inc.	146	3,507
Coca-Cola Consolidated, Inc.	8	3,294
Sabre Corp.*	553	2,848
John Wiley & Sons, Inc. — Class A	72	2,704
Pilgrim's Pride Corp.*	77	1,773
Sotera Health Co.*	167	1,139
Total Consumer, Non-cyclical		543,908
Consumer, Cyclical - 12.4%
BJ's Wholesale Club Holdings, Inc.*	228	16,601
Watsco, Inc.	56	14,418
Deckers Outdoor Corp.*	45	14,067
Williams-Sonoma, Inc.	116	13,671
Five Below, Inc.*	94	12,941
Casey's General Stores, Inc.	63	12,759
Lear Corp.	100	11,969
Mattel, Inc.*	596	11,288
GameStop Corp. — Class A*	426	10,705
Churchill Downs, Inc.	56	10,312
Dick's Sporting Goods, Inc.	96	10,045
Murphy USA, Inc.	36	9,897
Lithia Motors, Inc. — Class A	46	9,869
Texas Roadhouse, Inc. — Class A	113	9,860
Gentex Corp.	396	9,441
Wyndham Hotels & Resorts, Inc.	152	9,325
Polaris, Inc.	94	8,991
Capri Holdings Ltd.*	233	8,957
RH*	34	8,366
Brunswick Corp.	125	8,181
Marriott Vacations Worldwide Corp.	66	8,043
Harley-Davidson, Inc.	224	7,813
Toll Brothers, Inc.	180	7,560
Leggett & Platt, Inc.	224	7,441
Penn Entertainment, Inc.*	267	7,345
Skechers USA, Inc. — Class A*	227	7,200
IAA, Inc.*	225	7,166
Crocs, Inc.*	104	7,141
Macy's, Inc.	455	7,130
Tempur Sealy International, Inc.	290	7,001
Light & Wonder, Inc. — Class A*	159	6,818
AutoNation, Inc.*	65	6,621
Boyd Gaming Corp.	137	6,528
Thor Industries, Inc.	92	6,438
Univar Solutions, Inc.*	281	6,390
Wingstop, Inc.	50	6,271
MSC Industrial Direct Company, Inc. — Class A	80	5,825
Fox Factory Holding Corp.*	71	5,615
Kohl's Corp.	217	5,458
Choice Hotels International, Inc.	49	5,367
Wendy's Co.	287	5,364
PVH Corp.	113	5,062
Ollie's Bargain Outlet Holdings, Inc.*	98	5,057
Visteon Corp.*	47	4,985
Goodyear Tire & Rubber Co.*	477	4,813
Travel + Leisure Co.	141	4,811
FirstCash Holdings, Inc.	64	4,694
Topgolf Callaway Brands Corp.*	234	4,507
Taylor Morrison Home Corp. — Class A*	192	4,477
Adient plc*	160	4,440
Carter's, Inc.	66	4,325
Foot Locker, Inc.	135	4,203
YETI Holdings, Inc.*	145	4,136
Hanesbrands, Inc.	588	4,092
Victoria's Secret & Co.*	140	4,077
Columbia Sportswear Co.	60	4,038
Papa John's International, Inc.	54	3,780
KB Home	142	3,681
JetBlue Airways Corp.*	546	3,620
Cracker Barrel Old Country Store, Inc.	38	3,518
Nordstrom, Inc.	190	3,179
Gap, Inc.	360	2,956
Scotts Miracle-Gro Co. — Class A	68	2,907
Nu Skin Enterprises, Inc. — Class A	85	2,836
Dana, Inc.	215	2,457
Under Armour, Inc. — Class A*	318	2,115
Under Armour, Inc. — Class C*	337	2,009
MillerKnoll, Inc.	128	1,997
Total Consumer, Cyclical		464,970
Technology - 6.7%
Wolfspeed, Inc.*	208	21,499
Fair Isaac Corp.*	43	17,716
Manhattan Associates, Inc.*	106	14,101
Genpact Ltd.	285	12,475
Dynatrace, Inc.*	339	11,801
Aspen Technology, Inc.*	49	11,672
Lattice Semiconductor Corp.*	232	11,417
CACI International, Inc. — Class A*	39	10,181
KBR, Inc.	234	10,114
Science Applications International Corp.	94	8,312
ExlService Holdings, Inc.*	56	8,252
Qualys, Inc.*	59	8,224

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 84.8% (continued)
Technology - 6.7% (continued)
Concentrix Corp.	72	$8,037
Lumentum Holdings, Inc.*	116	7,954
MKS Instruments, Inc.	96	7,933
Silicon Laboratories, Inc.*	58	7,159
Synaptics, Inc.*	67	6,634
Cirrus Logic, Inc.*	94	6,467
Power Integrations, Inc.	96	6,175
Maximus, Inc.	102	5,903
Teradata Corp.*	173	5,373
IPG Photonics Corp.*	56	4,724
MACOM Technology Solutions Holdings, Inc.*	86	4,454
NCR Corp.*	231	4,391
Envestnet, Inc.*	93	4,129
CommVault Systems, Inc.*	76	4,031
ACI Worldwide, Inc.*	192	4,013
Blackbaud, Inc.*	75	3,305
Semtech Corp.*	107	3,147
Amkor Technology, Inc.	169	2,881
Kyndryl Holdings, Inc.*	344	2,845
Xerox Holdings Corp.	189	2,472
SiTime Corp.*	27	2,126
Total Technology		249,917
Energy - 4.3%
Targa Resources Corp.	382	23,050
First Solar, Inc.*	167	22,089
HF Sinclair Corp.	245	13,191
Southwestern Energy Co.*	1,879	11,499
NOV, Inc.	662	10,711
Range Resources Corp.	418	10,559
Sunrun, Inc.*	358	9,877
PDC Energy, Inc.	162	9,362
Matador Resources Co.	189	9,246
Murphy Oil Corp.	246	8,652
DT Midstream, Inc.	163	8,458
ChampionX Corp.	342	6,693
Equitrans Midstream Corp.	730	5,460
Antero Midstream Corp.	565	5,187
CNX Resources Corp.*	319	4,954
SunPower Corp. — Class A*	144	3,318
Total Energy		162,306
Basic Materials - 4.3%
Steel Dynamics, Inc.	292	20,717
RPM International, Inc.	217	18,078
Reliance Steel & Aluminum Co.	102	17,790
Cleveland-Cliffs, Inc.*	872	11,746
Royal Gold, Inc.	111	10,414
Alcoa Corp.	303	10,199
Olin Corp.	228	9,777
Ashland, Inc.	84	7,978
Valvoline, Inc.	298	7,551
United States Steel Corp.	400	7,248
Commercial Metals Co.	203	7,202
Chemours Co.	262	6,458
Cabot Corp.	95	6,070
Sensient Technologies Corp.	71	4,923
Avient Corp.	144	4,363
MP Materials Corp.*	156	4,259
Ingevity Corp.*	60	3,638
NewMarket Corp.	12	3,610
Total Basic Materials		162,021
Utilities - 3.4%
Essential Utilities, Inc.	402	16,635
OGE Energy Corp.	338	12,323
UGI Corp.	353	11,412
National Fuel Gas Co.	154	9,479
IDACORP, Inc.	85	8,416
Black Hills Corp.	110	7,450
Southwest Gas Holdings, Inc.	104	7,254
PNM Resources, Inc.	145	6,631
Portland General Electric Co.	150	6,519
Ormat Technologies, Inc.	75	6,465
Hawaiian Electric Industries, Inc.	185	6,412
ONE Gas, Inc.	91	6,406
New Jersey Resources Corp.	162	6,269
Spire, Inc.	88	5,485
ALLETE, Inc.	96	4,805
NorthWestern Corp.	95	4,682
Total Utilities		126,643
Communications - 2.0%
Ciena Corp.*	252	10,188
Iridium Communications, Inc.*	214	9,495
Frontier Communications Parent, Inc.*	377	8,833
New York Times Co. — Class A	279	8,021
TEGNA, Inc.	376	7,776
Cable One, Inc.	8	6,824
Calix, Inc.*	96	5,870
Ziff Davis, Inc.*	80	5,478
World Wrestling Entertainment, Inc. — Class A	73	5,123
TripAdvisor, Inc.*	176	3,886
Viasat, Inc.*	127	3,839
Total Communications		75,333
Total Common Stocks
(Cost $2,974,103)		3,180,509

MUTUAL FUNDS† - 6.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	15,965	153,106
Guggenheim Strategy Fund II1	3,259	78,107
Total Mutual Funds
(Cost $231,938)		231,213

Face Amount
U.S. TREASURY BILLS†† - 6.2%
U.S. Treasury Bills
1.34% due 10/04/22[2,3]	$220,000	219,985

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 6.2% (continued)
2.70% due 11/08/22[3,4]	$14,000	$13,962
Total U.S. Treasury Bills
(Cost $233,934)		233,947

REPURCHASE AGREEMENTS††,5 - 9.3%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[2]	197,569	197,569
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[2]	75,988	75,988
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[2]	73,739	73,739
Total Repurchase Agreements
(Cost $347,296)		347,296
Total Investments - 106.5%
(Cost $3,787,271)		$3,992,965
Other Assets & Liabilities, net - (6.5)%		(241,969)
Total Net Assets - 100.0%		$3,750,995

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2022	$220,780	$(29,781)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	3.48% (Federal Funds Rate + 0.40%)	At Maturity	11/17/22	77	$169,958	$(4,435)
BNP Paribas	S&P MidCap 400 Index	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	96	210,911	(42,146)
Barclays Bank plc	S&P MidCap 400 Index	Pay	3.31% (SOFR + 0.35%)	At Maturity	11/16/22	829	1,826,295	(330,459)
							$2,207,164	$(377,040)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,180,509	$—	$—	$3,180,509
Mutual Funds	231,213	—	—	231,213
U.S. Treasury Bills	—	233,947	—	233,947
Repurchase Agreements	—	347,296	—	347,296
Total Assets	$3,411,722	$581,243	$—	$3,992,965

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$29,781	$—	$—	$29,781
Equity Index Swap Agreements**	—	377,040	—	377,040
Total Liabilities	$29,781	$377,040	$—	$406,821

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$306,899	$–	$(225,000)	$2,149	$(5,941)	$78,107	3,259	$1,622
Guggenheim Ultra Short Duration Fund — Institutional Class	158,374	–	–	–	(5,268)	153,106	15,965	1,980
	$465,273	$–	$(225,000)	$2,149	$(11,209)	$231,213		$3,602

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 32.0%
Consumer, Non-cyclical - 8.6%
MoneyGram International, Inc.*,1	56,066	$583,086
LHC Group, Inc.*	3,315	542,533
Covetrus, Inc.*	25,878	540,332
Nielsen Holdings plc	19,404	537,879
Signify Health, Inc. — Class A*,1	16,246	473,571
ChemoCentryx, Inc.*	7,790	402,432
Biohaven Pharmaceutical Holding Company Ltd.*,1	2,149	324,864
Global Blood Therapeutics, Inc.*	4,028	274,307
Forma Therapeutics Holdings, Inc.*	13,532	269,963
Evo Payments, Inc. — Class A*	8,002	266,467
Aerie Pharmaceuticals, Inc.*	13,347	201,940
Meridian Bioscience, Inc.*	6,348	200,152
Total Consumer, Non-cyclical		4,617,526
Technology - 7.1%
Citrix Systems, Inc.*,††	7,942	825,968
Activision Blizzard, Inc.[1]	8,420	625,943
1Life Healthcare, Inc.*	30,852	529,112
VMware, Inc. — Class A1	4,176	444,577
Tower Semiconductor Ltd.*,1	9,649	423,977
Ping Identity Holding Corp.*	14,192	398,369
ironSource Ltd. — Class A*	101,611	349,542
Change Healthcare, Inc.	7,491	205,927
Total Technology		3,803,415
Financial - 4.9%
First Horizon Corp.[1]	27,253	624,094
Alleghany Corp.*	640	537,197
STORE Capital Corp. REIT	12,930	405,097
Duke Realty Corp. REIT	7,586	365,645
Cowen, Inc. — Class A1	5,587	215,882
Flagstar Bancorp, Inc.[1]	5,468	182,631
Umpqua Holdings Corp.	9,435	161,244
Bluerock Residential Growth REIT, Inc.	5,787	154,802
Total Financial		2,646,592
Communications - 4.4%
Switch, Inc. — Class A	21,521	725,043
TEGNA, Inc.	28,718	593,888
Sierra Wireless, Inc.*	13,309	405,126
ChannelAdvisor Corp.*	17,865	404,821
Twitter, Inc.*	5,781	253,439
Total Communications		2,382,317
Consumer, Cyclical - 2.5%
Tenneco, Inc. — Class A*	34,941	607,624
Spirit Airlines, Inc.*,1	25,986	489,056
iRobot Corp.*,1	4,511	254,105
Total Consumer, Cyclical		1,350,785
Basic Materials - 1.6%
Rogers Corp.*,1	2,615	632,516
Yamana Gold, Inc.	56,345	255,243
Total Basic Materials		887,759
Utilities - 1.1%
South Jersey Industries, Inc.	18,108	605,169
Industrial - 1.0%
Atlas Air Worldwide Holdings, Inc.*	5,349	511,204
Energy - 0.8%
Shell Midstream Partners, LP	16,990	268,612
Infrastructure and Energy Alternatives, Inc.*	11,516	155,927
Total Energy		424,539
Total Common Stocks
(Cost $17,826,294)		17,229,306

MASTER LIMITED PARTNERSHIPS† - 0.0%
Energy - 0.0%
Energy Transfer, LP	1	10
Total Master Limited Partnerships
(Cost $7)		10

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	41,807	–
Alexion Pharmaceuticals, Inc.*	32,749	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 17.7%
Guggenheim Strategy Fund II2	108,001	2,588,788
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	257,937	2,473,614
Guggenheim Strategy Fund III[2]	99,249	2,383,958
Guggenheim Variable Insurance Strategy Fund III[2]	86,555	2,078,187
Total Mutual Funds
(Cost $9,906,756)		9,524,547

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
CLOSED-END FUNDS† - 5.6%
Invesco Senior Income Trust	26,014	$96,774
Nuveen Credit Strategies Income Fund	18,630	95,199
BlackRock Resources & Commodities Strategy Trust	10,694	92,931
Tri-Continental Corp.[3]	3,632	92,834
Adams Diversified Equity Fund, Inc.	6,249	91,048
Nuveen New York AMT-Free Quality Municipal Income Fund	9,162	89,971
Aberdeen Total Dynamic Dividend Fund	12,536	89,507
Gabelli Dividend & Income Trust	4,734	88,621
Royce Micro-Capital Trust, Inc.	11,096	87,991
Virtus Convertible & Income Fund II	29,797	84,028
BlackRock California Municipal Income Trust[3]	7,787	80,050
General American Investors Company, Inc.	2,206	74,673
Nuveen Real Asset Income and Growth Fund	6,424	71,628
Nuveen Floating Rate Income Opportunity Fund	8,494	68,462
MFS Municipal Income Trust	13,326	64,498
BlackRock MuniYield Fund, Inc.	6,254	62,165
BNY Mellon High Yield Strategies Fund	29,347	61,922
Apollo Senior Floating Rate Fund, Inc.	4,933	61,712
DWS Municipal Income Trust	6,928	57,641
Pioneer Municipal High Income Fund Trust[3]	6,831	56,083
Pioneer Municipal High Income Advantage Fund, Inc.	7,403	55,893
PGIM High Yield Bond Fund, Inc.	4,752	54,838
BlackRock MuniHoldings New York Quality Fund, Inc.	5,441	53,322
Eaton Vance California Municipal Bond Fund	5,775	49,145
First Trust Dynamic Europe Equity Income Fund[3]	4,661	44,466
LMP Capital and Income Fund, Inc.	3,923	44,212
Ellsworth Growth and Income Fund Ltd.	5,096	40,819
Western Asset Managed Municipals Fund, Inc.	4,076	39,537
abrdn Global Dynamic Dividend	4,310	36,420
Eaton Vance New York Municipal Bond Fund	4,039	34,130
Invesco Trust for Investment Grade New York Municipals	3,457	33,049
Voya Infrastructure Industrials and Materials Fund	3,660	32,354
Nuveen Short Duration Credit Opportunities Fund	2,381	28,167
Bancroft Fund Ltd.	1,601	26,769
Invesco Pennsylvania Value Municipal Income Trust	2,764	26,678
Nuveen Ohio Quality Municipal Income Fund	2,156	25,333
Nuveen New York Quality Municipal Income Fund	2,378	24,898
BlackRock MuniYield New York Quality Fund, Inc.	2,591	24,433
Apollo Tactical Income Fund, Inc.	2,021	23,807
Gabelli Healthcare & WellnessRx Trust	2,496	23,712
Federated Hermes Premier Municipal Income Fund	2,120	21,921
Eaton Vance California Municipal Income Trust	2,206	21,178
MFS High Income Municipal Trust	6,102	20,564
First Trust High Income Long/Short Fund	1,844	19,989
Nuveen New Jersey Quality Municipal Income Fund	1,726	19,003
BNY Mellon Municipal Income, Inc.	3,083	18,529
Nuveen Pennsylvania Quality Municipal Income Fund	1,598	17,530
Morgan Stanley Emerging Markets Debt Fund, Inc.	2,621	16,145
Neuberger Berman California Municipal Fund, Inc.[3]	1,493	15,677
MFS High Yield Municipal Trust	4,996	15,038
Western Asset Municipal Partners Fund, Inc.	1,275	14,280
Swiss Helvetia Fund, Inc.	1,797	12,202
Neuberger Berman New York Municipal Fund, Inc.[3]	1,298	12,007
abrdn Japan Equity Fund, Inc.	2,269	11,390
Herzfeld Caribbean Basin Fund, Inc.	2,932	10,644
Tortoise Power and Energy Infrastructure Fund, Inc.	735	9,180
Western Asset Intermediate Muni Fund, Inc.	1,085	7,975
DWS Strategic Municipal Income Trust	957	7,570
Mexico Fund, Inc.	566	7,375
New Germany Fund, Inc.	1,043	7,259
First Trust/abrdn Emerging Opp	750	6,701
MFS Intermediate Income Trust	2,293	6,443
Nuveen New York Municipal Value Fund	783	6,389
MFS Investment Grade Municipal Trust	945	6,360
Putnam Premier Income Trust	1,776	6,358
Insight Select Income Fund	413	6,348
Tekla Life Sciences Investors	464	6,338
Nuveen Select Maturities Municipal Fund	713	6,317
Eaton Vance Floating-Rate Income Trust	555	6,305
Nuveen AMT-Free Municipal Value Fund	480	6,302
Source Capital, Inc.	180	6,300
Saba Capital Income & Opportunities Fund	796	6,296
Nuveen Municipal Income Fund, Inc.	722	6,274
Nuveen Floating Rate Income Fund/Closed-end Fund	773	6,269
Tekla Healthcare Opportunities Fund	345	6,251
Western Asset Municipal High Income Fund, Inc.	1,002	6,212
KKR Income Opportunities Fund	542	6,201
Invesco Bond Fund	429	6,182
Nuveen Massachusetts Quality Municipal Income Fund	581	6,176
Western Asset High Income Opportunity Fund, Inc.	1,678	6,175
Western Asset Investment Grade Income Fund, Inc.	551	6,166
MFS Charter Income Trust	1,033	6,146
MFS Multimarket Income Trust	1,449	6,129
BlackRock Municipal Income Fund, Inc.	564	6,125
Eaton Vance Municipal Bond Fund	632	6,118
BlackRock Floating Rate Income Strategies Fund, Inc.	555	6,111
BNY Mellon Strategic Municipals, Inc.	1,005	6,110
Western Asset Global High Income Fund, Inc.	927	6,081

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
CLOSED-END FUNDS† - 5.6% (continued)
Allspring Income Opportunities	980	$6,076
BlackRock MuniVest Fund, Inc.	915	6,076
AllianceBernstein National Municipal Income Fund, Inc.	585	6,061
Invesco Quality Municipal Income Trust	663	6,053
Pioneer High Income Fund, Inc.	936	6,047
Nuveen California Quality Municipal Income Fund	551	6,045
BlackRock MuniYield Quality Fund III, Inc.	579	6,039
BlackRock Municipal Income Trust II	603	6,030
PGIM Global High Yield Fund, Inc.	569	6,020
Franklin Limited Duration Income Trust	972	6,007
Pioneer Diversified High Income Fund, Inc.	582	6,001
BlackRock MuniYield Quality Fund, Inc.	543	6,000
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,491	5,994
Nuveen Quality Municipal Income Fund	544	5,984
Credit Suisse High Yield Bond Fund	3,398	5,980
Miller/Howard High Dividend Fund	658	5,968
Nuveen Preferred & Income Securities Fund	908	5,965
Western Asset Inflation - Linked Securities & Income Fund	666	5,961
BlackRock Municipal Income Trust	625	5,956
BlackRock MuniVest Fund II, Inc.	590	5,953
Barings Global Short Duration High Yield Fund	487	5,951
BlackRock New York Municipal Income Trust	608	5,946
Invesco California Value Municipal Income Trust	661	5,942
Sprott Focus Trust, Inc.	862	5,939
Nuveen AMT-Free Quality Municipal Income Fund	559	5,925
Invesco High Income Trust II	606	5,921
Western Asset Inflation-Linked Opportunities & Income Fund	652	5,914
BlackRock MuniHoldings Fund, Inc.	525	5,906
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	774	5,898
First Trust Aberdeen Global Opportunity Income Fund	1,080	5,897
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,041	5,892
Nuveen Georgia Quality Municipal Income Fund	616	5,883
Nuveen Municipal Credit Income Fund	517	5,878
Nuveen Global High Income Fund	556	5,860
DTF Tax-Free Income 2028 Term Fund, Inc.	527	5,850
Western Asset Emerging Markets Debt Fund, Inc.	731	5,833
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	733	5,810
Delaware Investments Dividend & Income Fund, Inc.	780	5,671
Principal Real Estate Income Fund	510	5,630
Virtus Convertible & Income Fund	1,730	5,536
Virtus Total Return Fund, Inc.	879	5,476
Gabelli Global Small and Mid Capital Value Trust	547	5,213
Korea Fund, Inc.	254	4,879
Nuveen New York Select Tax-Free Income Portfolio	364	4,037
Royce Global Value Trust, Inc.	473	3,793
European Equity Fund, Inc.	473	2,937
New Ireland Fund, Inc.	127	834
Total Closed-End Funds
(Cost $3,537,686)		3,014,826

	Face Amount
U.S. TREASURY BILLS†† - 10.8%
U.S. Treasury Bills
2.30% due 10/04/22[4]	$3,700,000	3,699,752
2.70% due 11/08/22[4,5]	2,151,000	2,145,173
Total U.S. Treasury Bills
(Cost $5,844,022)		5,844,925

REPURCHASE AGREEMENTS††,6 - 29.5%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[1]	9,063,409	9,063,409
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[1]	3,485,927	3,485,927
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[1]	3,382,746	3,382,746
Total Repurchase Agreements
(Cost $15,932,082)		15,932,082

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[8]	101,801	101,801
Total Securities Lending Collateral
(Cost $101,801)		101,801
Total Investments - 95.8%
(Cost $53,148,648)		$51,647,497

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS SOLD SHORT† - (3.0)%
Consumer, Cyclical - 0.0%
DraftKings, Inc. — Class A*	1	(15)
Consumer, Non-cyclical - 0.0%
QuidelOrtho Corp.*	1	(71)
Industrial - (0.1)%
Coherent Corp.*	1	(35)
MasTec, Inc.*	555	(35,242)
Total Industrial		(35,277)
Basic Materials - (0.5)%
Gold Fields Ltd. ADR	33,807	(273,499)
Technology - (1.1)%
Broadcom, Inc.	526	(233,590)
Unity Software, Inc.*	11,065	(352,531)
Total Technology		(586,121)
Financial - (1.3)%
Raymond James Financial, Inc.	1	(99)
Columbia Banking System, Inc.	5,673	(163,893)
New York Community Bancorp, Inc.	21,955	(187,276)
Prologis, Inc.	3,603	(366,065)
Total Financial		(717,333)
Total Common Stocks Sold Short
(Proceeds $1,991,676)		(1,612,316)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.5)%
Financial - (1.3)% (continued)
iShares Mortgage Real Estate ETF	17	(356)
iShares Latin America 40 ETF	20	(474)
SPDR Gold Shares — Class D	6	(928)
iShares U.S. Real Estate ETF	30	(2,442)
Utilities Select Sector SPDR Fund	39	(2,555)
SPDR S&P Biotech ETF*	34	(2,697)
Energy Select Sector SPDR Fund	48	(3,457)
iShares Preferred & Income Securities ETF	129	(4,086)
iShares iBoxx $ Investment Grade Corporate Bond ETF	74	$(7,581)
iShares TIPS Bond ETF*	101	(10,595)
VanEck Gold Miners ETF	482	(11,626)
iShares Core High Dividend ETF	180	(16,432)
Health Care Select Sector SPDR Fund	238	(28,824)
iShares 7-10 Year Treasury Bond ETF	606	(58,170)
iShares Russell 1000 Growth ETF	358	(75,323)
iShares Agency Bond ETF	1,016	(108,204)
iShares Floating Rate Bond ETF	2,175	(109,337)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	2,503	(119,944)
SPDR Bloomberg Convertible Securities ETF	2,285	(144,641)
iShares Russell 2000 Index ETF	891	(146,944)
iShares National Muni Bond ETF	1,465	(150,280)
iShares Russell 1000 Value ETF	1,409	(191,610)
SPDR S&P 500 ETF Trust	644	(230,024)
SPDR Nuveen Bloomberg Municipal Bond ETF	5,973	(262,752)
Schwab U.S. Aggregate Bond ETF	7,259	(328,905)
iShares MSCI EAFE ETF	6,781	(379,804)
Invesco Senior Loan ETF	23,806	(480,643)
iShares iBoxx High Yield Corporate Bond ETF	8,687	(620,165)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,073,410)		(3,498,799)
Total Securities Sold Short - (9.5)%
(Proceeds $6,065,086)		$(5,111,115)
Other Assets & Liabilities, net - 13.7%		7,398,702
Total Net Assets - 100.0%		$53,935,084

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	89	Dec 2022	$2,670,890	$246,875
CBOE Volatility Index Futures Contracts	3	Nov 2022	93,060	10,565
Dow Jones Industrial Average Index Mini Futures Contracts	14	Dec 2022	2,015,020	(2,945)
NASDAQ-100 Index Mini Futures Contracts	5	Dec 2022	1,103,050	(36,426)
Russell 2000 Index Mini Futures Contracts	15	Dec 2022	1,251,900	(38,656)
S&P 500 Index Mini Futures Contracts	8	Dec 2022	1,438,900	(43,246)
			$8,572,820	$136,167

Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts	16	Dec 2022	$2,069,979	$10,515
Long Gilt Futures Contracts††	2	Dec 2022	214,748	6,345

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased† (continued)
Euro - BTP Italian Government Bond Futures Contracts††	24	Dec 2022	$2,634,990	$(6,517)
			$4,919,717	$10,343

Currency Futures Contracts Purchased†
British Pound Futures Contracts	24	Dec 2022	$1,676,400	$43,942
Japanese Yen Futures Contracts	10	Dec 2022	870,750	(7,176)
Canadian Dollar Futures Contracts	11	Dec 2022	796,510	(9,320)
New Zealand Dollar Futures Contracts	39	Dec 2022	2,183,220	(132,545)
			$5,526,880	$(105,099)

Commodity Futures Contracts Purchased†
Hard Red Winter Wheat Futures Contracts	4	Dec 2022	$198,450	$19,013
Gasoline RBOB Futures Contracts	12	Nov 2022	1,148,717	18,113
Soybean Oil Futures Contracts	4	Dec 2022	147,192	11,076
Soybean Meal Futures Contracts	11	Dec 2022	443,300	8,277
CBOE Volatility Index Futures Contracts	2	Oct 2022	62,700	(5)
Soybean Futures Contracts	4	Nov 2022	273,200	(677)
NY Harbor ULSD Futures Contracts	1	Oct 2022	136,046	(939)
WTI Crude Futures Contracts	1	Oct 2022	79,700	(2,453)
Gasoline RBOB Futures Contracts	1	Oct 2022	99,624	(3,770)
Sugar #11 Futures Contracts	39	Jun 2023	721,157	(6,293)
Brent Crude Futures Contracts	1	Oct 2022	85,350	(7,811)
Sugar #11 Futures Contracts	43	Apr 2023	814,385	(13,373)
Natural Gas Futures Contracts	13	Dec 2022	943,540	(14,593)
Lean Hogs Futures Contracts	6	Dec 2022	183,360	(16,865)
Coffee 'C' Futures Contracts	3	Dec 2022	248,569	(20,837)
LME Nickel Futures Contracts	1	Nov 2022	126,330	(23,341)
Natural Gas Futures Contracts	3	Oct 2022	203,850	(33,188)
Low Sulphur Gas Oil Futures Contracts	12	Dec 2022	1,080,900	(40,214)
Live Cattle Futures Contracts	47	Dec 2022	2,763,600	(69,850)
			$9,759,970	$(197,730)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	70	Dec 2022	$8,935,063	$314,208
Australian Dollar Futures Contracts	26	Dec 2022	1,665,040	108,107
Euro FX Futures Contracts	5	Dec 2022	615,906	3,676
			$11,216,009	$425,991

Commodity Futures Contracts Sold Short†
Live Cattle Futures Contracts	61	Apr 2023	$3,766,750	$99,578
Gasoline RBOB Futures Contracts	13	Dec 2022	1,220,255	43,920
Gold 100 oz. Futures Contracts	5	Dec 2022	834,900	38,824
Low Sulphur Gas Oil Futures Contracts	10	Nov 2022	941,250	35,543
Silver Futures Contracts	3	Dec 2022	285,150	28,176
Sugar #11 Futures Contracts	66	Feb 2023	1,304,688	21,592
Cocoa Futures Contracts	23	Dec 2022	538,660	21,392
Copper Futures Contracts	3	Dec 2022	254,850	19,648
LME Primary Aluminum Futures Contracts	7	Nov 2022	376,819	15,423
Natural Gas Futures Contracts	13	Nov 2022	920,790	15,177
Cattle Feeder Futures Contracts	20	Jan 2023	1,754,750	7,152
LME Zinc Futures Contracts	2	Nov 2022	150,050	6,325
Corn Futures Contracts	1	Dec 2022	33,900	(353)
LME Lead Futures Contracts	8	Nov 2022	382,570	(2,775)
Wheat Futures Contracts	4	Dec 2022	184,650	(21,412)
			$12,950,032	$328,210

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	77	Dec 2022	$6,872,092	$85,362
U.S. Treasury 10 Year Note Futures Contracts	30	Dec 2022	3,361,875	67,801
U.S. Treasury Ultra Long Bond Futures Contracts	2	Dec 2022	273,312	591
Euro - 30 year Bond Futures Contracts	2	Dec 2022	287,014	413
Australian Government 10 Year Bond Futures Contracts	3	Dec 2022	224,832	(492)
U.S. Treasury Long Bond Futures Contracts	3	Dec 2022	379,594	(505)
			$11,398,719	$153,170

Equity Futures Contracts Sold Short†
DAX Index Futures Contracts	1	Dec 2022	$293,835	$35,438
SPI 200 Index Futures Contracts	5	Dec 2022	518,695	28,966
Euro STOXX 50 Index Futures Contracts	7	Dec 2022	224,620	25,394
IBEX 35 Index Futures Contracts††	4	Oct 2022	285,053	25,326
CAC 40 10 Euro Index Futures Contracts	5	Oct 2022	278,864	18,554
OMX Stockholm 30 Index Futures Contracts††	14	Oct 2022	225,644	17,091
FTSE MIB Index Futures Contracts	2	Dec 2022	199,010	15,631
S&P/TSX 60 IX Index Futures Contracts	2	Dec 2022	323,271	13,320
Amsterdam Index Futures Contracts	1	Oct 2022	124,120	10,652
CBOE Volatility Index Futures Contracts	9	Mar 2023	271,350	(583)
CBOE Volatility Index Futures Contracts	26	Feb 2023	786,760	(2,896)
CBOE Volatility Index Futures Contracts	87	Jan 2023	2,668,290	(57,652)
			$6,199,512	$129,241

Custom Basket Swap Agreement

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	3.48% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	$5,469,964	$(632,944)

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	5,470,080	(656,000)

Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	5,217,376	(662,299)

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	3.48% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	5,217,402	(665,550)
						$21,374,822	$(2,616,793)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	2.78% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	$5,408,240	$1,373,055
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	2.86% (Federal Funds Rate - 0.22%)	At Maturity	05/06/24	$5,380,903	$1,355,008
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	2.78% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	3,279,081	633,341
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	2.88% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	3,214,938	625,619
						$17,283,162	$3,987,023

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Gaming and Leisure Properties, Inc.	6,388	5.16%	$19,737
CareTrust REIT, Inc.	14,117	4.67%	(3,236)
Ryman Hospitality Properties, Inc.	4,464	6.01%	(4,941)
AvalonBay Communities, Inc.	2,075	6.99%	(7,397)
Agree Realty Corp.	4,245	5.24%	(9,182)
InvenTrust Properties Corp.	4,281	1.67%	(11,113)
SBA Communications Corp.	374	1.95%	(14,602)
Equity Residential	5,761	7.08%	(17,235)
Brixmor Property Group, Inc.	7,756	2.62%	(18,393)
American Tower Corp. — Class A	473	1.86%	(18,959)
Healthcare Realty Trust, Inc.	5,405	2.06%	(19,200)
Crown Castle, Inc.	712	1.88%	(19,726)
Boston Properties, Inc.	1,439	1.97%	(20,899)
Four Corners Property Trust, Inc.	9,999	4.42%	(27,208)
Piedmont Office Realty Trust, Inc. — Class A	9,986	1.93%	(27,487)
Sun Communities, Inc.	3,401	8.41%	(32,477)
Alexandria Real Estate Equities, Inc.	2,186	5.60%	(35,865)
Cousins Properties, Inc.	4,323	1.85%	(36,908)
Ventas, Inc.	6,306	4.63%	(36,931)
NETSTREIT Corp.	15,815	5.15%	(46,388)
SITE Centers Corp.	16,594	3.25%	(47,799)
Rexford Industrial Realty, Inc.	5,023	4.78%	(48,785)
Xenia Hotels & Resorts, Inc.	18,437	4.65%	(67,497)
National Storage Affiliates Trust	8,119	6.17%	(80,454)
Total Financial			(632,944)
Total MS Equity Market Neutral Long Custom Basket			$(632,944)

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Office Properties Income Trust	15,246	(3.96)%	163,870
Douglas Emmett, Inc.	13,856	(4.59)%	160,352
Broadstone Net Lease, Inc.	16,428	(4.72)%	152,631
Washington Real Estate Investment Trust	14,389	(4.67)%	78,535
Phillips Edison & Company, Inc.	15,807	(8.20)%	77,959
Realty Income Corp.	7,441	(8.01)%	71,550
Necessity Retail REIT, Inc.	25,707	(2.79)%	69,534
STAG Industrial, Inc.	9,747	(5.12)%	62,191
Host Hotels & Resorts, Inc.	25,579	(7.51)%	51,035
Essex Property Trust, Inc.	1,345	(6.02)%	45,108
Apple Hospitality REIT, Inc.	19,028	(4.95)%	44,769
Mid-America Apartment Communities, Inc.	1,593	(4.57)%	44,190
Equity Commonwealth	12,410	(5.59)%	39,956
Camden Property Trust	1,237	(2.73)%	39,255
Omega Healthcare Investors, Inc.	5,190	(2.83)%	36,793
Apartment Income REIT Corp.	3,898	(2.78)%	35,068
Public Storage	814	(4.41)%	25,327
LTC Properties, Inc.	1,250	(0.87)%	6,846
Extra Space Storage, Inc.	1,524	(4.87)%	3,032
Total Financial			1,208,001
Exchange Traded Funds
Vanguard Real Estate ETF	7,290	(10.81)%	165,054
Total MS Equity Market Neutral Short Custom Basket			$1,373,055

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Gaming and Leisure Properties, Inc.	6,388	5.17%	$19,708
CareTrust REIT, Inc.	14,117	4.67%	(3,386)
Ryman Hospitality Properties, Inc.	4,464	6.01%	(4,256)
AvalonBay Communities, Inc.	2,075	6.99%	(7,628)
InvenTrust Properties Corp.	4,421	1.72%	(9,886)
Agree Realty Corp.	4,245	5.24%	(10,213)
SBA Communications Corp.	374	1.95%	(14,478)
Equity Residential	5,761	7.08%	(17,567)
Brixmor Property Group, Inc.	7,756	2.62%	(18,353)
American Tower Corp. — Class A	473	1.86%	(18,988)
Healthcare Realty Trust, Inc.	5,405	2.06%	(19,109)
Crown Castle, Inc.	712	1.88%	(19,581)
Boston Properties, Inc.	1,439	1.97%	(21,328)
Piedmont Office Realty Trust, Inc. — Class A	9,986	1.93%	(25,785)
Four Corners Property Trust, Inc.	9,999	4.42%	(27,150)
Alexandria Real Estate Equities, Inc.	2,186	5.60%	(35,606)
Cousins Properties, Inc.	4,323	1.85%	(36,734)
Ventas, Inc.	6,306	4.63%	(36,821)
SITE Centers Corp.	16,326	3.20%	(44,571)
NETSTREIT Corp.	15,815	5.15%	(46,158)
Rexford Industrial Realty, Inc.	5,023	4.77%	(48,906)
Sun Communities, Inc.	3,401	8.41%	(61,017)
Xenia Hotels & Resorts, Inc.	18,437	4.65%	(67,524)
National Storage Affiliates Trust	8,119	6.17%	(80,663)
Total Financial			(656,000)
Total GS Equity Market Neutral Long Custom Basket			$(656,000)

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Office Properties Income Trust	15,246	(3.97)%	164,927
Douglas Emmett, Inc.	13,856	(4.62)%	161,055
Broadstone Net Lease, Inc.	16,428	(4.74)%	148,974
Washington Real Estate Investment Trust	14,389	(4.70)%	77,858
Phillips Edison & Company, Inc.	15,807	(8.24)%	75,747
Realty Income Corp.	7,441	(8.05)%	71,386
Necessity Retail REIT, Inc.	25,707	(2.81)%	69,716
STAG Industrial, Inc.	9,747	(5.15)%	61,802
Host Hotels & Resorts, Inc.	25,579	(7.55)%	51,298
Mid-America Apartment Communities, Inc.	1,593	(4.59)%	44,282
Essex Property Trust, Inc.	1,345	(6.05)%	43,644
Equity Commonwealth	12,410	(5.62)%	40,060
Camden Property Trust	1,237	(2.75)%	39,257
Apple Hospitality REIT, Inc.	19,028	(4.97)%	37,510
Apartment Income REIT Corp.	3,898	(2.80)%	34,992
Omega Healthcare Investors, Inc.	4,263	(2.34)%	30,874
Public Storage	814	(4.43)%	25,387
LTC Properties, Inc.	1,250	(0.87)%	6,838
Extra Space Storage, Inc.	1,524	(4.89)%	3,043
Total Financial			1,188,650
Exchange Traded Funds
Vanguard Real Estate ETF	7,290	(10.86)%	166,358
Total GS Equity Market Neutral Short Custom Basket			$1,355,008

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Regeneron Pharmaceuticals, Inc.	52	0.72%	$7,824
Bristol-Myers Squibb Co.	863	1.20%	6,210
Vertex Pharmaceuticals, Inc.	78	0.43%	5,569
Amphastar Pharmaceuticals, Inc.	576	0.31%	3,702
AbbVie, Inc.	376	0.97%	3,410
Merck & Company, Inc.	311	0.51%	1,414
Eli Lilly & Co.	73	0.45%	931
Archer-Daniels-Midland Co.	557	0.86%	784
Prestige Consumer Healthcare, Inc.	873	0.83%	556
Globus Medical, Inc. — Class A	201	0.23%	(132)
Innoviva, Inc.	1,758	0.39%	(586)
Varex Imaging Corp.	2,232	0.90%	(632)
Medtronic plc	194	0.30%	(1,058)
Hain Celestial Group, Inc.	642	0.21%	(1,152)
Quest Diagnostics, Inc.	94	0.22%	(1,276)
Universal Corp.	409	0.36%	(1,353)
CVS Health Corp.	417	0.76%	(2,172)
Global Payments, Inc.	121	0.25%	(2,533)
Viatris, Inc.	1,595	0.26%	(2,820)
Altria Group, Inc.	985	0.76%	(2,837)
Conagra Brands, Inc.	1,741	1.09%	(2,867)
SpartanNash Co.	911	0.51%	(3,084)
United Therapeutics Corp.	190	0.76%	(3,414)
Reynolds Consumer Products, Inc.	1,679	0.84%	(3,423)
Quanex Building Products Corp.	775	0.27%	(3,481)
Hologic, Inc.	888	1.10%	(3,539)
Johnson & Johnson	365	1.14%	(3,661)
Ingredion, Inc.	395	0.61%	(3,760)
Perdoceo Education Corp.	4,881	0.96%	(3,870)
John B Sanfilippo & Son, Inc.	750	1.09%	(3,887)
Ironwood Pharmaceuticals, Inc. — Class A	5,618	1.12%	(3,998)
Post Holdings, Inc.	597	0.94%	(4,197)
EVERTEC, Inc.	393	0.24%	(5,062)
Amgen, Inc.	245	1.06%	(5,389)
Avery Dennison Corp.	314	0.98%	(6,538)
Colgate-Palmolive Co.	763	1.03%	(7,957)
Philip Morris International, Inc.	505	0.80%	(8,091)
Mondelez International, Inc. — Class A	987	1.04%	(9,305)
Sotera Health Co.	1,082	0.14%	(9,976)
Integra LifeSciences Holdings Corp.	831	0.67%	(10,308)
Vanda Pharmaceuticals, Inc.	2,306	0.44%	(10,874)
Pilgrim's Pride Corp.	1,905	0.84%	(10,956)
Eagle Pharmaceuticals, Inc.	832	0.42%	(11,185)
Tyson Foods, Inc. — Class A	708	0.89%	(14,289)
USANA Health Sciences, Inc.	810	0.87%	(19,895)
Total Consumer, Non-cyclical			(159,154)
Technology
Rambus, Inc.	1,168	0.57%	5,235
NetApp, Inc.	274	0.32%	1,995
CSG Systems International, Inc.	241	0.24%	1,871
IPG Photonics Corp.	244	0.39%	(1,089)
Amkor Technology, Inc.	741	0.24%	(1,159)
Synaptics, Inc.	107	0.20%	(1,401)
Hewlett Packard Enterprise Co.	1,185	0.27%	(1,473)
Lumentum Holdings, Inc.	157	0.21%	(1,620)
Fiserv, Inc.	141	0.25%	(1,654)
Diodes, Inc.	710	0.88%	(2,567)
ACI Worldwide, Inc.	804	0.32%	(4,324)
Cirrus Logic, Inc.	531	0.70%	(7,053)
Texas Instruments, Inc.	289	0.86%	(7,821)
SS&C Technologies Holdings, Inc.	1,085	0.99%	(12,712)
Total Technology			(33,772)
Basic Materials
FMC Corp.	127	0.26%	(268)
NewMarket Corp.	91	0.52%	(405)
Ingevity Corp.	260	0.30%	(863)
Westlake Corp.	137	0.23%	(1,301)
American Vanguard Corp.	809	0.29%	(1,760)
Nucor Corp.	185	0.38%	(1,902)
Steel Dynamics, Inc.	447	0.61%	(2,966)
Balchem Corp.	318	0.74%	(3,506)
Mercer International, Inc.	956	0.23%	(3,619)
AdvanSix, Inc.	505	0.31%	(5,013)
Huntsman Corp.	629	0.30%	(5,107)
LyondellBasell Industries N.V. — Class A	344	0.50%	(6,491)
Eastman Chemical Co.	575	0.78%	(12,704)
Minerals Technologies, Inc.	919	0.87%	(15,293)
Total Basic Materials			(61,198)
Industrial
Vishay Intertechnology, Inc.	2,291	0.78%	3,052
Dorian LPG Ltd.	1,118	0.29%	628
EMCOR Group, Inc.	232	0.51%	(58)
Sanmina Corp.	347	0.31%	(386)
EnPro Industries, Inc.	309	0.50%	(773)
Agilent Technologies, Inc.	92	0.21%	(878)
Lennox International, Inc.	47	0.20%	(977)
TTM Technologies, Inc.	1,044	0.26%	(1,881)
Arrow Electronics, Inc.	229	0.40%	(1,985)
Louisiana-Pacific Corp.	282	0.28%	(1,998)
Timken Co.	512	0.58%	(2,550)
Packaging Corporation of America	126	0.27%	(2,733)
Snap-on, Inc.	235	0.91%	(3,010)
AptarGroup, Inc.	389	0.71%	(3,882)
Insteel Industries, Inc.	460	0.23%	(4,142)
Energizer Holdings, Inc.	1,127	0.54%	(4,791)
OSI Systems, Inc.	690	0.95%	(5,607)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Albany International Corp. — Class A	473	0.71%	$(5,666)
Sonoco Products Co.	815	0.89%	(6,081)
Standex International Corp.	620	0.97%	(6,259)
Knowles Corp.	1,463	0.34%	(7,579)
Eagle Materials, Inc.	445	0.91%	(7,783)
Barnes Group, Inc.	1,901	1.05%	(8,963)
Westrock Co.	1,329	0.79%	(12,152)
Sturm Ruger & Company, Inc.	835	0.81%	(15,534)
Total Industrial			(101,988)
Consumer, Cyclical
Papa John's International, Inc.	147	0.20%	(1,678)
GMS, Inc.	406	0.31%	(1,989)
Allison Transmission Holdings, Inc.	903	0.58%	(2,688)
McDonald's Corp.	105	0.46%	(2,937)
Home Depot, Inc.	170	0.90%	(3,170)
Methode Electronics, Inc.	877	0.62%	(3,934)
Boyd Gaming Corp.	545	0.50%	(4,098)
Haverty Furniture Companies, Inc.	1,219	0.58%	(4,642)
Brunswick Corp.	600	0.75%	(7,362)
G-III Apparel Group Ltd.	1,573	0.45%	(8,613)
Total Consumer, Cyclical			(41,111)
Communications
Viavi Solutions, Inc.	2,887	0.72%	(99)
T-Mobile US, Inc.	333	0.86%	(509)
Alphabet, Inc. — Class C	232	0.43%	(2,071)
VeriSign, Inc.	182	0.61%	(2,293)
Cisco Systems, Inc.	509	0.39%	(2,521)
Meta Platforms, Inc. — Class A	289	0.75%	(5,883)
Gogo, Inc.	1,787	0.42%	(10,696)
Verizon Communications, Inc.	1,247	0.91%	(16,588)
InterDigital, Inc.	898	0.70%	(21,899)
Total Communications			(62,559)
Energy
HF Sinclair Corp.	745	0.77%	888
Marathon Petroleum Corp.	449	0.85%	745
Equitrans Midstream Corp.	2,739	0.39%	(183)
REX American Resources Corp.	597	0.32%	(611)
CVR Energy, Inc.	462	0.26%	(1,302)
Valero Energy Corp.	326	0.67%	(1,690)
ONEOK, Inc.	242	0.24%	(2,126)
Phillips 66	574	0.89%	(2,940)
Williams Companies, Inc.	678	0.37%	(3,055)
Targa Resources Corp.	413	0.48%	(3,252)
DT Midstream, Inc.	893	0.89%	(3,596)
Kinder Morgan, Inc.	2,925	0.93%	(3,954)
Exxon Mobil Corp.	374	0.63%	(4,348)
Antero Midstream Corp.	4,906	0.86%	(5,395)
Chevron Corp.	335	0.92%	(6,191)
SunCoke Energy, Inc.	2,748	0.31%	(7,021)
Total Energy			(44,031)
Financial
S&T Bancorp, Inc.	2,034	1.14%	1,915
NMI Holdings, Inc. — Class A	751	0.29%	1,264
Everest Re Group Ltd.	82	0.41%	568
Associated Banc-Corp.	3,031	1.17%	336
Getty Realty Corp.	932	0.48%	(17)
Bank of Hawaii Corp.	231	0.34%	(379)
PennyMac Financial Services, Inc.	320	0.26%	(1,422)
Preferred Bank/Los Angeles CA	733	0.92%	(2,136)
Marcus & Millichap, Inc.	537	0.34%	(2,594)
Hilltop Holdings, Inc.	846	0.40%	(3,045)
Renasant Corp.	1,851	1.11%	(3,996)
Pathward Financial, Inc.	380	0.24%	(5,250)
National Bank Holdings Corp. — Class A	1,168	0.83%	(5,899)
Central Pacific Financial Corp.	1,228	0.49%	(6,515)
BankUnited, Inc.	1,682	1.10%	(6,654)
Highwoods Properties, Inc.	738	0.38%	(7,474)
Stewart Information Services Corp.	543	0.45%	(7,545)
Eagle Bancorp, Inc.	1,275	1.10%	(9,934)
Global Net Lease, Inc.	4,277	0.87%	(15,390)
Office Properties Income Trust	2,379	0.64%	(15,471)
Total Financial			(89,638)
Utilities
Otter Tail Corp.	417	0.49%	(1,152)
Chesapeake Utilities Corp.	330	0.73%	(2,040)
Avista Corp.	1,179	0.84%	(4,388)
PPL Corp.	1,629	0.79%	(6,183)
MGE Energy, Inc.	614	0.77%	(6,411)
Duke Energy Corp.	439	0.78%	(7,280)
NorthWestern Corp.	682	0.64%	(7,302)
WEC Energy Group, Inc.	455	0.78%	(7,438)
Portland General Electric Co.	995	0.83%	(7,661)
NiSource, Inc.	1,594	0.77%	(7,959)
UGI Corp.	1,239	0.77%	(11,034)
Total Utilities			(68,848)
Total GS Long/Short Equity Long Custom Basket			$(662,299)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
TransUnion	799	(1.48)%	$24,490
Equifax, Inc.	198	(1.06)%	14,770
ASGN, Inc.	442	(1.24)%	11,552
Viad Corp.	873	(0.86)%	10,088
Verisk Analytics, Inc. — Class A	275	(1.46)%	8,564
CoStar Group, Inc.	356	(0.77)%	6,558
ABM Industries, Inc.	1,046	(1.24)%	5,985
Patterson Companies, Inc.	930	(0.69)%	5,522
Cintas Corp.	124	(1.50)%	4,577
Quanta Services, Inc.	210	(0.83)%	1,280
FTI Consulting, Inc.	77	(0.40)%	1,273
Driven Brands Holdings, Inc.	1,194	(1.04)%	773
Robert Half International, Inc.	188	(0.45)%	143
Total Consumer, Non-cyclical			95,575
Financial
Howard Hughes Corp.	613	(1.06)%	18,871
Signature Bank	219	(1.03)%	18,247
Welltower, Inc.	757	(1.51)%	17,349
Equinix, Inc.	82	(1.45)%	15,696
Outfront Media, Inc.	1,529	(0.72)%	14,710
Sun Communities, Inc.	278	(1.17)%	13,055
Western Alliance Bancorporation	481	(0.98)%	12,988
Americold Realty Trust, Inc.	1,281	(0.98)%	12,224
State Street Corp.	410	(0.78)%	11,339
Kite Realty Group Trust	2,662	(1.43)%	11,184
Crown Castle, Inc.	304	(1.37)%	11,028
Rexford Industrial Realty, Inc.	831	(1.34)%	10,985
Invitation Homes, Inc.	1,563	(1.64)%	10,977
KKR & Company, Inc. — Class A	774	(1.04)%	8,808
Digital Realty Trust, Inc.	337	(1.04)%	8,588
Apollo Global Management, Inc.	740	(1.07)%	8,095
Realty Income Corp.	578	(1.05)%	8,094
Ares Management Corp. — Class A	494	(0.95)%	7,996
Ryman Hospitality Properties, Inc.	505	(1.16)%	7,282
BlackRock, Inc. — Class A	59	(1.01)%	7,201
Bank of America Corp.	994	(0.93)%	6,663
Invesco Ltd.	2,391	(1.02)%	6,659
SBA Communications Corp.	123	(1.09)%	5,803
American Tower Corp. — Class A	149	(1.00)%	5,436
Iron Mountain, Inc.	1,037	(1.42)%	5,351
Equitable Holdings, Inc.	1,764	(1.45)%	5,311
Kennedy-Wilson Holdings, Inc.	753	(0.36)%	5,188
Extra Space Storage, Inc.	156	(0.84)%	4,914
First Republic Bank	156	(0.63)%	4,573
Ventas, Inc.	526	(0.66)%	4,361
Northern Trust Corp.	315	(0.84)%	4,337
SLM Corp.	820	(0.36)%	4,331
Xenia Hotels & Resorts, Inc.	920	(0.39)%	4,078
Independence Realty Trust, Inc.	981	(0.51)%	3,743
Public Storage	76	(0.69)%	3,671
Marsh & McLennan Companies, Inc.	225	(1.04)%	3,433
Alexandria Real Estate Equities, Inc.	245	(1.07)%	3,304
Wells Fargo & Co.	761	(0.95)%	3,063
Life Storage, Inc.	136	(0.47)%	2,705
CBRE Group, Inc. — Class A	259	(0.54)%	2,699
Morgan Stanley	546	(1.34)%	2,687
Intercontinental Exchange, Inc.	218	(0.61)%	2,454
Progressive Corp.	223	(0.81)%	2,145
Popular, Inc.	394	(0.88)%	2,117
Comerica, Inc.	495	(1.09)%	1,813
Assurant, Inc.	99	(0.45)%	1,574
Mid-America Apartment Communities, Inc.	74	(0.36)%	1,058
Allstate Corp.	131	(0.51)%	(32)
Cullen/Frost Bankers, Inc.	147	(0.60)%	(85)
Charles Schwab Corp.	365	(0.82)%	(167)
Arthur J Gallagher & Co.	101	(0.54)%	(598)
LPL Financial Holdings, Inc.	136	(0.92)%	(4,404)
Total Financial			332,902
Consumer, Cyclical
MillerKnoll, Inc.	1,631	(0.79)%	32,694
American Airlines Group, Inc.	2,325	(0.87)%	10,081
Healthcare Services Group, Inc.	1,818	(0.68)%	8,162
CarMax, Inc.	192	(0.39)%	6,358
Copart, Inc.	511	(1.69)%	5,834
Genuine Parts Co.	369	(1.71)%	4,332
Hilton Worldwide Holdings, Inc.	169	(0.63)%	4,020
Dana, Inc.	1,147	(0.41)%	3,720
Live Nation Entertainment, Inc.	219	(0.52)%	3,106
Delta Air Lines, Inc.	836	(0.73)%	2,933
Southwest Airlines Co.	352	(0.34)%	2,829
Lear Corp.	133	(0.50)%	2,332
Tesla, Inc.	39	(0.32)%	1,619
Floor & Decor Holdings, Inc. — Class A	235	(0.51)%	1,328
WESCO International, Inc.	190	(0.71)%	512
Royal Caribbean Cruises Ltd.	342	(0.40)%	(611)
Las Vegas Sands Corp.	616	(0.72)%	(873)
Total Consumer, Cyclical			88,376
Energy
Patterson-UTI Energy, Inc.	1,763	(0.64)%	9,294
Helmerich & Payne, Inc.	713	(0.82)%	6,791
Baker Hughes Co.	1,457	(0.95)%	5,686
Hess Corp.	325	(1.10)%	3,023
NexTier Oilfield Solutions, Inc.	2,135	(0.49)%	2,796
ChampionX Corp.	815	(0.50)%	1,430
Liberty Energy, Inc. — Class A	1,396	(0.55)%	1,420
Continental Resources, Inc.	241	(0.50)%	331
Valaris Ltd.	447	(0.68)%	294
Schlumberger N.V.	1,074	(1.20)%	199
Equities Corp.	406	(0.51)%	(1,973)
EOG Resources, Inc.	407	(1.41)%	(3,375)
Total Energy			25,916
Industrial
Stanley Black & Decker, Inc.	338	(0.79)%	11,750
Stericycle, Inc.	300	(0.39)%	9,617
Boeing Co.	246	(0.93)%	9,181
Jacobs Solutions, Inc.	398	(1.34)%	8,022

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Old Dominion Freight Line, Inc.	125	(0.97)%	$5,178
CSX Corp.	925	(0.77)%	5,019
Waste Management, Inc.	302	(1.50)%	3,863
Union Pacific Corp.	103	(0.62)%	3,456
MSA Safety, Inc.	217	(0.74)%	3,427
Eaton Corporation plc	430	(1.78)%	2,875
CH Robinson Worldwide, Inc.	129	(0.39)%	1,637
Exponent, Inc.	384	(1.05)%	1,343
TransDigm Group, Inc.	23	(0.38)%	320
Casella Waste Systems, Inc. — Class A	516	(1.23)%	(2,819)
Total Industrial			62,869
Utilities
Dominion Energy, Inc.	721	(1.55)%	10,157
Public Service Enterprise Group, Inc.	341	(0.60)%	3,167
Total Utilities			13,324
Technology
MSCI, Inc. — Class A	48	(0.63)%	2,264
Veeva Systems, Inc. — Class A	108	(0.55)%	1,091
Total Technology			3,355
Communications
Paramount Global — Class B	1,184	(0.70)%	4,730
Uber Technologies, Inc.	1,002	(0.83)%	(1,428)
Total Communications			3,302
Total GS Long/Short Equity Short Custom Basket			$625,619

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Regeneron Pharmaceuticals, Inc.	52	0.72%	$7,800
Bristol-Myers Squibb Co.	863	1.20%	6,174
Vertex Pharmaceuticals, Inc.	78	0.43%	5,603
Amphastar Pharmaceuticals, Inc.	576	0.31%	3,698
AbbVie, Inc.	376	0.97%	3,384
Merck & Company, Inc.	311	0.51%	1,396
Eli Lilly & Co.	73	0.45%	924
Archer-Daniels-Midland Co.	557	0.86%	714
Prestige Consumer Healthcare, Inc.	873	0.83%	612
Globus Medical, Inc. — Class A	201	0.23%	(203)
Innoviva, Inc.	1,758	0.39%	(558)
Varex Imaging Corp.	2,232	0.90%	(829)
Medtronic plc	194	0.30%	(1,066)
Hain Celestial Group, Inc.	642	0.21%	(1,193)
Quest Diagnostics, Inc.	94	0.22%	(1,277)
Universal Corp.	409	0.36%	(1,346)
CVS Health Corp.	417	0.76%	(2,166)
Global Payments, Inc.	121	0.25%	(2,535)
Viatris, Inc.	1,595	0.26%	(2,786)
Altria Group, Inc.	985	0.76%	(2,825)
Conagra Brands, Inc.	1,741	1.09%	(2,911)
SpartanNash Co.	911	0.51%	(3,123)
United Therapeutics Corp.	190	0.76%	(3,386)
Reynolds Consumer Products, Inc.	1,679	0.84%	(3,435)
Quanex Building Products Corp.	775	0.27%	(3,469)
Hologic, Inc.	888	1.10%	(3,531)
Johnson & Johnson	365	1.14%	(3,645)
Ingredion, Inc.	395	0.61%	(3,792)
Perdoceo Education Corp.	4,881	0.96%	(3,875)
Ironwood Pharmaceuticals, Inc. — Class A	5,618	1.12%	(3,904)
John B Sanfilippo & Son, Inc.	750	1.09%	(3,912)
Post Holdings, Inc.	597	0.94%	(4,569)
EVERTEC, Inc.	393	0.24%	(5,035)
Amgen, Inc.	245	1.06%	(5,419)
Avery Dennison Corp.	314	0.98%	(6,638)
Colgate-Palmolive Co.	763	1.03%	(8,022)
Philip Morris International, Inc.	505	0.80%	(8,072)
Mondelez International, Inc. — Class A	987	1.04%	(9,326)
Sotera Health Co.	1,082	0.14%	(10,027)
Integra LifeSciences Holdings Corp.	831	0.67%	(10,170)
Vanda Pharmaceuticals, Inc.	2,306	0.44%	(10,869)
Eagle Pharmaceuticals, Inc.	832	0.42%	(10,884)
Pilgrim's Pride Corp.	1,905	0.84%	(11,103)
Tyson Foods, Inc. — Class A	708	0.89%	(14,344)
USANA Health Sciences, Inc.	810	0.87%	(19,907)
Total Consumer, Non-cyclical			(159,847)
Technology
Rambus, Inc.	1,168	0.57%	5,259
NetApp, Inc.	274	0.32%	1,993
CSG Systems International, Inc.	241	0.24%	1,900
IPG Photonics Corp.	244	0.39%	(1,187)
Amkor Technology, Inc.	741	0.24%	(1,295)
Synaptics, Inc.	107	0.20%	(1,458)
Hewlett Packard Enterprise Co.	1,185	0.27%	(1,493)
Fiserv, Inc.	141	0.25%	(1,654)
Lumentum Holdings, Inc.	157	0.21%	(1,661)
Diodes, Inc.	710	0.88%	(2,554)
ACI Worldwide, Inc.	804	0.32%	(4,363)
Cirrus Logic, Inc.	531	0.70%	(6,919)
Texas Instruments, Inc.	289	0.86%	(7,860)
SS&C Technologies Holdings, Inc.	1,085	0.99%	(12,851)
Total Technology			(34,143)
Basic Materials
FMC Corp.	127	0.26%	(324)
NewMarket Corp.	91	0.52%	(464)
Ingevity Corp.	260	0.30%	(837)
Westlake Corp.	137	0.23%	(1,395)
American Vanguard Corp.	809	0.29%	(1,737)
Nucor Corp.	185	0.38%	(1,951)
Steel Dynamics, Inc.	447	0.61%	(3,002)
Balchem Corp.	318	0.74%	(3,499)
Mercer International, Inc.	956	0.23%	(3,627)
AdvanSix, Inc.	505	0.31%	(5,017)
Huntsman Corp.	629	0.30%	(5,047)
LyondellBasell Industries N.V. — Class A	344	0.50%	(6,483)
Eastman Chemical Co.	575	0.78%	(12,930)
Minerals Technologies, Inc.	919	0.87%	(15,367)
Total Basic Materials			(61,680)
Industrial
Vishay Intertechnology, Inc.	2,291	0.78%	3,118
Dorian LPG Ltd.	1,118	0.29%	632
EMCOR Group, Inc.	232	0.51%	(87)
Sanmina Corp.	347	0.31%	(503)
EnPro Industries, Inc.	309	0.50%	(751)
Agilent Technologies, Inc.	92	0.21%	(868)
Lennox International, Inc.	47	0.20%	(1,001)
TTM Technologies, Inc.	1,044	0.26%	(1,942)
Louisiana-Pacific Corp.	282	0.28%	(1,991)
Arrow Electronics, Inc.	229	0.40%	(2,032)
Timken Co.	512	0.58%	(2,582)
Packaging Corporation of America	126	0.27%	(2,719)
Snap-on, Inc.	235	0.91%	(2,979)
AptarGroup, Inc.	389	0.71%	(3,860)
Insteel Industries, Inc.	460	0.23%	(4,403)
Energizer Holdings, Inc.	1,127	0.54%	(4,760)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
OSI Systems, Inc.	690	0.95%	$(5,548)
Albany International Corp. — Class A	473	0.71%	(5,616)
Sonoco Products Co.	815	0.89%	(6,161)
Standex International Corp.	620	0.97%	(6,161)
Knowles Corp.	1,463	0.34%	(7,584)
Eagle Materials, Inc.	445	0.91%	(7,835)
Barnes Group, Inc.	1,901	1.05%	(8,886)
Westrock Co.	1,329	0.79%	(12,459)
Sturm Ruger & Company, Inc.	835	0.81%	(15,225)
Total Industrial			(102,203)
Consumer, Cyclical
Papa John's International, Inc.	147	0.20%	(1,731)
GMS, Inc.	406	0.31%	(2,049)
Allison Transmission Holdings, Inc.	903	0.58%	(2,666)
McDonald's Corp.	105	0.46%	(2,922)
Home Depot, Inc.	170	0.90%	(3,248)
Methode Electronics, Inc.	877	0.62%	(3,939)
Boyd Gaming Corp.	545	0.50%	(4,186)
Haverty Furniture Companies, Inc.	1,219	0.58%	(4,626)
Brunswick Corp.	600	0.75%	(7,533)
G-III Apparel Group Ltd.	1,573	0.45%	(8,557)
Total Consumer, Cyclical			(41,457)
Communications
Viavi Solutions, Inc.	2,887	0.72%	(21)
T-Mobile US, Inc.	333	0.86%	(497)
Alphabet, Inc. — Class C	232	0.43%	(2,063)
VeriSign, Inc.	182	0.61%	(2,368)
Cisco Systems, Inc.	509	0.39%	(2,512)
Meta Platforms, Inc. — Class A	289	0.75%	(5,913)
Gogo, Inc.	1,787	0.42%	(10,574)
Verizon Communications, Inc.	1,247	0.91%	(16,585)
InterDigital, Inc.	898	0.70%	(21,822)
Total Communications			(62,355)
Energy
HF Sinclair Corp.	745	0.77%	739
Marathon Petroleum Corp.	449	0.85%	698
Equitrans Midstream Corp.	2,739	0.39%	(22)
REX American Resources Corp.	597	0.32%	(727)
CVR Energy, Inc.	462	0.26%	(1,378)
Valero Energy Corp.	326	0.67%	(1,755)
ONEOK, Inc.	242	0.24%	(2,145)
Phillips 66	574	0.89%	(2,983)
Williams Companies, Inc.	678	0.37%	(3,076)
Targa Resources Corp.	413	0.48%	(3,214)
DT Midstream, Inc.	893	0.89%	(3,615)
Kinder Morgan, Inc.	2,925	0.93%	(4,008)
Exxon Mobil Corp.	374	0.63%	(4,339)
Antero Midstream Corp.	4,906	0.86%	(5,491)
Chevron Corp.	335	0.92%	(6,216)
SunCoke Energy, Inc.	2,748	0.31%	(7,028)
Total Energy			(44,560)
Financial
S&T Bancorp, Inc.	2,034	1.14%	1,958
NMI Holdings, Inc. — Class A	751	0.29%	1,227
Everest Re Group Ltd.	82	0.41%	574
Associated Banc-Corp.	3,031	1.17%	139
Getty Realty Corp.	932	0.48%	(9)
Bank of Hawaii Corp.	231	0.34%	(374)
PennyMac Financial Services, Inc.	320	0.26%	(1,462)
Preferred Bank/Los Angeles CA	733	0.92%	(2,059)
Marcus & Millichap, Inc.	537	0.34%	(2,587)
Hilltop Holdings, Inc.	846	0.40%	(3,043)
Renasant Corp.	1,851	1.11%	(3,990)
Pathward Financial, Inc.	380	0.24%	(5,230)
National Bank Holdings Corp. — Class A	1,168	0.83%	(6,037)
Central Pacific Financial Corp.	1,228	0.49%	(6,485)
BankUnited, Inc.	1,682	1.10%	(6,721)
Highwoods Properties, Inc.	738	0.38%	(7,417)
Stewart Information Services Corp.	543	0.45%	(7,531)
Eagle Bancorp, Inc.	1,275	1.10%	(9,871)
Global Net Lease, Inc.	4,277	0.87%	(15,431)
Office Properties Income Trust	2,379	0.64%	(15,520)
Total Financial			(89,869)
Utilities
Otter Tail Corp.	417	0.49%	(1,134)
Chesapeake Utilities Corp.	330	0.73%	(1,995)
Avista Corp.	1,179	0.84%	(4,392)
PPL Corp.	1,629	0.79%	(6,189)
MGE Energy, Inc.	614	0.77%	(6,443)
NorthWestern Corp.	682	0.64%	(7,272)
Duke Energy Corp.	439	0.78%	(7,337)
WEC Energy Group, Inc.	455	0.78%	(7,526)
Portland General Electric Co.	995	0.83%	(7,759)
NiSource, Inc.	1,594	0.77%	(8,191)
UGI Corp.	1,239	0.77%	(11,198)
Total Utilities			(69,437)
Total MS Long/Short Equity Long Custom Basket			$(665,550)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
TransUnion	799	(1.42)%	$24,558
Equifax, Inc.	198	(1.01)%	14,813
ASGN, Inc.	442	(1.22)%	11,509
Viad Corp.	873	(0.84)%	10,084
Verisk Analytics, Inc. — Class A	275	(1.43)%	8,591
CoStar Group, Inc.	356	(0.76)%	6,598
ABM Industries, Inc.	1,046	(1.22)%	5,977
Patterson Companies, Inc.	930	(0.68)%	5,565
Cintas Corp.	124	(1.47)%	4,775
FTI Consulting, Inc.	77	(0.39)%	1,275
Quanta Services, Inc.	210	(0.82)%	1,243
Driven Brands Holdings, Inc.	1,194	(1.02)%	751
Robert Half International, Inc.	188	(0.44)%	161
Total Consumer, Non-cyclical			95,900
Financial
Howard Hughes Corp.	613	(1.04)%	18,810
Signature Bank	219	(1.01)%	18,373
Welltower, Inc.	757	(1.48)%	17,322
Equinix, Inc.	82	(1.42)%	15,802
Outfront Media, Inc.	1,529	(0.71)%	14,698
Sun Communities, Inc.	278	(1.15)%	13,105
Western Alliance Bancorporation	481	(0.96)%	12,987
Americold Realty Trust, Inc.	1,281	(0.96)%	12,260
State Street Corp.	410	(0.76)%	11,338
Kite Realty Group Trust	2,662	(1.40)%	11,160
Crown Castle, Inc.	304	(1.34)%	11,033
Invitation Homes, Inc.	1,563	(1.61)%	10,957
Rexford Industrial Realty, Inc.	831	(1.32)%	10,814
KKR & Company, Inc. — Class A	774	(1.01)%	8,753
Digital Realty Trust, Inc.	337	(1.02)%	8,641
Goldman Sachs Group, Inc.	366	(3.27)%	8,204
Apollo Global Management, Inc.	740	(1.05)%	8,041
Realty Income Corp.	578	(1.03)%	8,010
Ares Management Corp. — Class A	494	(0.93)%	7,987
Ryman Hospitality Properties, Inc.	505	(1.13)%	7,272
BlackRock, Inc. — Class A	59	(0.99)%	7,211
Invesco Ltd.	2,391	(1.00)%	6,737
Bank of America Corp.	994	(0.92)%	6,633
SBA Communications Corp.	123	(1.07)%	5,809
Equitable Holdings, Inc.	1,764	(1.42)%	5,547
American Tower Corp. — Class A	149	(0.98)%	5,421
Iron Mountain, Inc.	1,037	(1.39)%	5,385
Kennedy-Wilson Holdings, Inc.	753	(0.36)%	5,182
Extra Space Storage, Inc.	156	(0.82)%	4,962
First Republic Bank	156	(0.62)%	4,587
Ventas, Inc.	526	(0.64)%	4,468
Northern Trust Corp.	315	(0.82)%	4,314
SLM Corp.	820	(0.35)%	4,297
Independence Realty Trust, Inc.	981	(0.50)%	3,759
Xenia Hotels & Resorts, Inc.	920	(0.39)%	3,754
Public Storage	76	(0.68)%	3,681
Marsh & McLennan Companies, Inc.	225	(1.02)%	3,498
Alexandria Real Estate Equities, Inc.	245	(1.05)%	3,455
Wells Fargo & Co.	761	(0.93)%	3,049
CBRE Group, Inc. — Class A	259	(0.53)%	2,885
Life Storage, Inc.	136	(0.46)%	2,712
Intercontinental Exchange, Inc.	218	(0.60)%	2,474
Progressive Corp.	223	(0.79)%	2,202
Popular, Inc.	394	(0.87)%	2,112
Comerica, Inc.	495	(1.07)%	1,797
Assurant, Inc.	99	(0.44)%	1,582
Mid-America Apartment Communities, Inc.	74	(0.35)%	1,057
Allstate Corp.	131	(0.50)%	(6)
Cullen/Frost Bankers, Inc.	147	(0.59)%	(55)
Charles Schwab Corp.	365	(0.80)%	(104)
Arthur J Gallagher & Co.	101	(0.53)%	(611)
LPL Financial Holdings, Inc.	136	(0.91)%	(4,439)
Total Financial			338,922
Consumer, Cyclical
MillerKnoll, Inc.	1,631	(0.78)%	32,683
American Airlines Group, Inc.	2,325	(0.85)%	10,008
Healthcare Services Group, Inc.	1,818	(0.67)%	8,074
CarMax, Inc.	192	(0.39)%	6,314
Copart, Inc.	511	(1.66)%	6,201
Genuine Parts Co.	369	(1.68)%	4,430
Hilton Worldwide Holdings, Inc.	169	(0.62)%	4,054
Dana, Inc.	1,147	(0.40)%	3,635
Live Nation Entertainment, Inc.	219	(0.51)%	3,078
Delta Air Lines, Inc.	836	(0.72)%	2,951
Southwest Airlines Co.	352	(0.33)%	2,840
Lear Corp.	133	(0.49)%	2,408
Tesla, Inc.	39	(0.32)%	1,619
Floor & Decor Holdings, Inc. — Class A	235	(0.50)%	1,358
WESCO International, Inc.	190	(0.69)%	491
Royal Caribbean Cruises Ltd.	342	(0.40)%	(578)
Las Vegas Sands Corp.	616	(0.70)%	(892)
Total Consumer, Cyclical			88,674
Energy
Patterson-UTI Energy, Inc.	1,763	(0.63)%	9,183
Helmerich & Payne, Inc.	713	(0.80)%	6,807
Baker Hughes Co.	1,457	(0.93)%	5,723
Hess Corp.	325	(1.08)%	2,998
NexTier Oilfield Solutions, Inc.	2,135	(0.48)%	2,910
Liberty Energy, Inc. — Class A	1,396	(0.54)%	1,524
ChampionX Corp.	815	(0.49)%	1,488
Valaris Ltd.	447	(0.67)%	363
Continental Resources, Inc.	241	(0.49)%	310
Schlumberger N.V.	1,074	(1.18)%	239
Equities Corp.	406	(0.50)%	(1,931)
EOG Resources, Inc.	407	(1.39)%	(3,176)
Total Energy			26,438
Industrial
Stanley Black & Decker, Inc.	338	(0.78)%	11,796

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Stericycle, Inc.	300	(0.39)%	$9,622
Boeing Co.	246	(0.91)%	9,248
Jacobs Solutions, Inc.	398	(1.32)%	7,961
Old Dominion Freight Line, Inc.	125	(0.95)%	5,236
CSX Corp.	925	(0.75)%	5,070
Waste Management, Inc.	302	(1.48)%	3,978
Union Pacific Corp.	103	(0.61)%	3,472
MSA Safety, Inc.	217	(0.72)%	3,425
Eaton Corporation plc	430	(1.75)%	3,218
CH Robinson Worldwide, Inc.	129	(0.38)%	1,685
Exponent, Inc.	384	(1.03)%	1,357
TransDigm Group, Inc.	23	(0.37)%	317
Casella Waste Systems, Inc. — Class A	516	(1.20)%	(2,834)
Total Industrial			63,551
Utilities
Dominion Energy, Inc.	721	(1.52)%	10,163
Public Service Enterprise Group, Inc.	341	(0.58)%	3,118
Total Utilities			13,280
Technology
MSCI, Inc. — Class A	48	(0.62)%	2,211
Veeva Systems, Inc. — Class A	108	(0.54)%	1,114
Total Technology			3,326
Communications
Paramount Global — Class B	1,184	(0.69)%	4,726
Uber Technologies, Inc.	1,002	(0.81)%	(1,476)
Total Communications			3,250
Total MS Long/Short Equity Short Custom Basket			$633,341

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security and equity custom basket swap collateral at September 30, 2022.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$16,403,338	$825,968	$—		$17,229,306
Master Limited Partnerships	10	—	—		10
Rights	—	—	—	*	—
Mutual Funds	9,524,547	—	—		9,524,547
Closed-End Funds	3,014,826	—	—		3,014,826
U.S. Treasury Bills	—	5,844,925	—		5,844,925
Repurchase Agreements	—	15,932,082	—		15,932,082
Securities Lending Collateral	101,801	—	—		101,801
Currency Futures Contracts**	469,933	—	—		469,933
Equity Futures Contracts**	405,395	42,417	—		447,812
Commodity Futures Contracts**	409,229	—	—		409,229
Interest Rate Futures Contracts**	164,682	6,345	—		171,027
Equity Custom Basket Swap Agreements**	—	3,987,023	—		3,987,023
Total Assets	$30,493,761	$26,638,760	$—		$57,132,521

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$1,612,316	$—	$—	$1,612,316
Exchange-Traded Funds Sold Short	3,498,799	—	—	3,498,799
Commodity Futures Contracts**	278,749	—	—	278,749
Equity Futures Contracts**	182,404	—	—	182,404
Currency Futures Contracts**	149,041	—	—	149,041
Interest Rate Futures Contracts**	997	6,517	—	7,514
Equity Custom Basket Swap Agreements**	—	2,616,793	—	2,616,793
Total Liabilities	$5,722,306	$2,623,310	$—	$8,345,616

*	Includes securities with a market value of $0
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,687,069	$–	$–	$–	$(98,281)	$2,588,788	108,001	$43,223
Guggenheim Strategy Fund III	2,484,199	–	–	–	(100,241)	2,383,958	99,249	40,732
Guggenheim Ultra Short Duration Fund — Institutional Class	2,558,734	–	–	–	(85,120)	2,473,614	257,937	31,988
Guggenheim Variable Insurance Strategy Fund III	2,160,414	–	–	–	(82,227)	2,078,187	86,555	34,227
	$9,890,416	$–	$–	$–	$(365,869)	$9,524,547		$150,170

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 78.8%
Technology - 36.0%
Apple, Inc.	29,007	$4,008,767
Microsoft Corp.	13,461	3,135,067
NVIDIA Corp.	6,325	767,792
Broadcom, Inc.	1,213	538,584
Texas Instruments, Inc.	2,736	423,478
Adobe, Inc.*	1,401	385,555
QUALCOMM, Inc.	3,363	379,952
Intuit, Inc.	845	327,285
Intel Corp.	12,296	316,868
Advanced Micro Devices, Inc.*	4,834	306,282
Analog Devices, Inc.	1,540	214,583
Applied Materials, Inc.	2,576	211,052
Fiserv, Inc.*	1,915	179,187
Activision Blizzard, Inc.	2,343	174,179
Micron Technology, Inc.	3,303	165,480
Lam Research Corp.	410	150,060
Synopsys, Inc.*	458	139,924
Cadence Design Systems, Inc.*	820	134,013
KLA Corp.	425	128,618
Paychex, Inc.	1,078	120,962
Autodesk, Inc.*	646	120,673
Fortinet, Inc.*	2,361	115,996
NXP Semiconductor N.V.	786	115,943
Marvell Technology, Inc.	2,553	109,549
ASML Holding N.V. — Class G	258	107,160
Crowdstrike Holdings, Inc. — Class A*	643	105,973
Microchip Technology, Inc.	1,654	100,944
Electronic Arts, Inc.	833	96,386
Workday, Inc. — Class A*	602	91,636
Atlassian Corporation plc — Class A*	434	91,396
Cognizant Technology Solutions Corp. — Class A	1,551	89,090
Datadog, Inc. — Class A*	871	77,327
Zscaler, Inc.*	425	69,857
ANSYS, Inc.*	261	57,864
Zoom Video Communications, Inc. — Class A*	752	55,340
Skyworks Solutions, Inc.	480	40,930
NetEase, Inc. ADR	486	36,742
Splunk, Inc.*	487	36,622
DocuSign, Inc.*	599	32,028
Total Technology		13,759,144
Communications - 20.8%
Amazon.com, Inc.*	18,388	2,077,844
Alphabet, Inc. — Class C*	11,124	1,069,573
Alphabet, Inc. — Class A*	10,823	1,035,220
Meta Platforms, Inc. — Class A*	6,164	836,332
T-Mobile US, Inc.*	3,755	503,808
Cisco Systems, Inc.	12,400	496,000
Comcast Corp. — Class A	13,188	386,804
Netflix, Inc.*	1,332	313,606
Booking Holdings, Inc.*	119	195,542
Palo Alto Networks, Inc.*	895	146,592
Charter Communications, Inc. — Class A*	481	145,912
Airbnb, Inc. — Class A*	1,195	125,523
MercadoLibre, Inc.*	151	124,995
Pinduoduo, Inc. ADR*	1,402	87,737
JD.com, Inc. ADR	1,511	76,003
Sirius XM Holdings, Inc.[1]	11,662	66,590
Baidu, Inc. ADR*	545	64,032
eBay, Inc.	1,645	60,552
VeriSign, Inc.*	321	55,758
Match Group, Inc.*	847	40,444
Okta, Inc.*	452	25,705
Total Communications		7,934,572
Consumer, Non-cyclical - 10.6%
PepsiCo, Inc.	4,132	674,590
Amgen, Inc.	1,602	361,091
PayPal Holdings, Inc.*	3,463	298,061
Automatic Data Processing, Inc.	1,244	281,380
Gilead Sciences, Inc.	3,753	231,522
Mondelez International, Inc. — Class A	4,104	225,022
Vertex Pharmaceuticals, Inc.*	768	222,367
Regeneron Pharmaceuticals, Inc.*	321	221,127
Intuitive Surgical, Inc.*	1,069	200,373
Keurig Dr Pepper, Inc.	4,241	151,913
Moderna, Inc.*	1,171	138,471
Monster Beverage Corp.*	1,578	137,223
Kraft Heinz Co.	3,670	122,395
Cintas Corp.	306	118,786
Biogen, Inc.*	435	116,145
AstraZeneca plc ADR	1,772	97,177
Dexcom, Inc.*	1,176	94,715
Illumina, Inc.*	471	89,862
IDEXX Laboratories, Inc.*	249	81,124
Verisk Analytics, Inc. — Class A	470	80,149
Seagen, Inc.*	552	75,530
Align Technology, Inc.*	234	48,464
Total Consumer, Non-cyclical		4,067,487
Consumer, Cyclical - 8.8%
Tesla, Inc.*	5,610	1,488,053
Costco Wholesale Corp.	1,326	626,230
Starbucks Corp.	3,436	289,517
Marriott International, Inc. — Class A	972	136,216
O'Reilly Automotive, Inc.*	190	133,637
Lululemon Athletica, Inc.*	366	102,319
Dollar Tree, Inc.*	671	91,323
Ross Stores, Inc.	1,048	88,315
PACCAR, Inc.	1,041	87,121
Walgreens Boots Alliance, Inc.	2,588	81,263
Fastenal Co.	1,721	79,235
Copart, Inc.*	712	75,757
Lucid Group, Inc.*	5,024	70,185
Total Consumer, Cyclical		3,349,171
Industrial - 1.5%
Honeywell International, Inc.	2,017	336,778
CSX Corp.	6,412	170,816
Old Dominion Freight Line, Inc.	335	83,338
Total Industrial		590,932
Utilities - 1.1%
American Electric Power Company, Inc.	1,538	132,960
Exelon Corp.	2,975	111,443
Xcel Energy, Inc.	1,638	104,832
Constellation Energy Corp.	978	81,360
Total Utilities		430,595
Total Common Stocks
(Cost $30,811,427)		30,131,901

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 38.9%
U.S. Treasury Bills
1.34% due 10/04/22[2,3]	$6,715,000	6,714,549
1.78% due 10/04/22[3]	4,000,000	3,999,732
2.35% due 10/04/22[3]	2,500,000	2,499,832
2.70% due 11/08/22[3,4]	1,636,000	1,631,568
Total U.S. Treasury Bills
(Cost $14,844,389)		14,845,681
REPURCHASE AGREEMENTS††,5 - 31.4%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[2]	6,836,641	6,836,641
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[2]	2,629,477	2,629,477
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[2]	2,551,647	2,551,647
Total Repurchase Agreements
(Cost $12,017,765)		12,017,765

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[7]	49,026	49,026
Total Securities Lending Collateral
(Cost $49,026)		49,026
Total Investments - 149.2%
(Cost $57,722,607)		$57,044,373
Other Assets & Liabilities, net - (49.2)%		(18,809,798)
Total Net Assets - 100.0%		$38,234,575

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	78	Dec 2022	$17,207,580	$(2,007,304)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	3.63% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	262	$2,878,496	$(128,681)
BNP Paribas	NASDAQ-100 Index	Pay	3.73% (Federal Funds Rate + 0.65%)	At Maturity	11/17/22	545	5,981,903	(682,099)
Barclays Bank plc	NASDAQ-100 Index	Pay	3.46% (SOFR + 0.50%)	At Maturity	11/16/22	1,824	20,008,268	(1,771,879)
							$28,868,667	$(2,582,659)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,131,901	$—	$—	$30,131,901
U.S. Treasury Bills	—	14,845,681	—	14,845,681
Repurchase Agreements	—	12,017,765	—	12,017,765
Securities Lending Collateral	49,026	—	—	49,026
Total Assets	$30,180,927	$26,863,446	$—	$57,044,373

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,007,304	$—	$—	$2,007,304
Equity Index Swap Agreements**	—	2,582,659	—	2,582,659
Total Liabilities	$2,007,304	$2,582,659	$—	$4,589,963

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 58.4%
Technology - 26.7%
Apple, Inc.	38,114	$5,267,355
Microsoft Corp.	17,688	4,119,535
NVIDIA Corp.	8,311	1,008,872
Broadcom, Inc.	1,593	707,308
Texas Instruments, Inc.	3,595	556,434
Adobe, Inc.*	1,841	506,643
QUALCOMM, Inc.	4,419	499,259
Intuit, Inc.	1,110	429,925
Intel Corp.	16,156	416,340
Advanced Micro Devices, Inc.*	6,352	402,463
Analog Devices, Inc.	2,024	282,024
Applied Materials, Inc.	3,385	277,333
Fiserv, Inc.*	2,517	235,516
Activision Blizzard, Inc.	3,078	228,819
Micron Technology, Inc.	4,341	217,484
Lam Research Corp.	539	197,274
Synopsys, Inc.*	602	183,917
Cadence Design Systems, Inc.*	1,078	176,178
KLA Corp.	558	168,868
Paychex, Inc.	1,416	158,889
Autodesk, Inc.*	849	158,593
NXP Semiconductor N.V.	1,034	152,525
Fortinet, Inc.*	3,103	152,450
Marvell Technology, Inc.	3,355	143,963
ASML Holding N.V. — Class G	339	140,804
Crowdstrike Holdings, Inc. — Class A*	845	139,264
Microchip Technology, Inc.	2,174	132,679
Electronic Arts, Inc.	1,094	126,587
Workday, Inc. — Class A*	791	120,406
Atlassian Corporation plc — Class A*	571	120,247
Cognizant Technology Solutions Corp. — Class A	2,037	117,005
Datadog, Inc. — Class A*	1,144	101,564
Zscaler, Inc.*	558	91,719
ANSYS, Inc.*	343	76,043
Zoom Video Communications, Inc. — Class A*	988	72,707
Skyworks Solutions, Inc.	632	53,891
NetEase, Inc. ADR	639	48,308
Splunk, Inc.*	640	48,128
DocuSign, Inc.*	787	42,081
Total Technology		18,079,400
Communications - 15.4%
Amazon.com, Inc.*	24,162	2,730,306
Alphabet, Inc. — Class C*	14,617	1,405,425
Alphabet, Inc. — Class A*	14,221	1,360,239
Meta Platforms, Inc. — Class A*	8,099	1,098,872
T-Mobile US, Inc.*	4,934	661,995
Cisco Systems, Inc.	16,294	651,760
Comcast Corp. — Class A	17,328	508,230
Netflix, Inc.*	1,750	412,020
Booking Holdings, Inc.*	156	256,341
Palo Alto Networks, Inc.*	1,176	192,617
Charter Communications, Inc. — Class A*	632	191,717
Airbnb, Inc. — Class A*	1,571	165,018
MercadoLibre, Inc.*	198	163,900
Pinduoduo, Inc. ADR*	1,842	115,272
JD.com, Inc. ADR	1,986	99,896
Sirius XM Holdings, Inc.[1]	15,323	87,494
Baidu, Inc. ADR*	716	84,123
eBay, Inc.	2,162	79,583
VeriSign, Inc.*	422	73,301
Match Group, Inc.*	1,113	53,146
Okta, Inc.*	593	33,724
Total Communications		10,424,979
Consumer, Non-cyclical - 7.9%
PepsiCo, Inc.	5,430	886,502
Amgen, Inc.	2,105	474,467
PayPal Holdings, Inc.*	4,550	391,618
Automatic Data Processing, Inc.	1,635	369,821
Gilead Sciences, Inc.	4,932	304,255
Mondelez International, Inc. — Class A	5,393	295,698
Vertex Pharmaceuticals, Inc.*	1,009	292,146
Regeneron Pharmaceuticals, Inc.*	422	290,703
Intuitive Surgical, Inc.*	1,406	263,541
Keurig Dr Pepper, Inc.	5,572	199,589
Moderna, Inc.*	1,539	181,987
Monster Beverage Corp.*	2,073	180,268
Kraft Heinz Co.	4,822	160,814
Cintas Corp.	402	156,052
Biogen, Inc.*	571	152,457
AstraZeneca plc ADR	2,329	127,723
Dexcom, Inc.*	1,545	124,434
Illumina, Inc.*	619	118,099
IDEXX Laboratories, Inc.*	328	106,862
Verisk Analytics, Inc. — Class A	618	105,388
Seagen, Inc.*	726	99,338
Align Technology, Inc.*	307	63,583
Total Consumer, Non-cyclical		5,345,345
Consumer, Cyclical - 6.5%
Tesla, Inc.*	7,371	1,955,158
Costco Wholesale Corp.	1,743	823,167
Starbucks Corp.	4,515	380,434
Marriott International, Inc. — Class A	1,277	178,959
O'Reilly Automotive, Inc.*	250	175,838
Lululemon Athletica, Inc.*	481	134,468
Dollar Tree, Inc.*	881	119,904
Ross Stores, Inc.	1,377	116,040
PACCAR, Inc.	1,368	114,488
Walgreens Boots Alliance, Inc.	3,401	106,791
Fastenal Co.	2,261	104,096
Copart, Inc.*	935	99,484
Lucid Group, Inc.*	6,602	92,230
Total Consumer, Cyclical		4,401,057
Industrial - 1.1%
Honeywell International, Inc.	2,651	442,637
CSX Corp.	8,425	224,442
Old Dominion Freight Line, Inc.	440	109,459
Total Industrial		776,538
Utilities - 0.8%
American Electric Power Company, Inc.	2,022	174,802
Exelon Corp.	3,909	146,431
Xcel Energy, Inc.	2,153	137,792

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 58.4% (continued)
Utilities - 0.8% (continued)
Constellation Energy Corp.	1,286	$106,982
Total Utilities		566,007
Total Common Stocks
(Cost $24,208,669)		39,593,326

MUTUAL FUNDS† - 34.7%
Guggenheim Strategy Fund II2	514,018	12,321,021
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,166,612	11,187,806
Total Mutual Funds
(Cost $24,310,666)		23,508,827

	Face Amount
U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
2.70% due 11/08/22[3,4]	$1,318,000	1,314,430
2.35% due 10/04/22[4,5]	500,000	499,966
1.34% due 10/04/22[4]	170,000	169,989
Total U.S. Treasury Bills
(Cost $1,984,056)		1,984,385

REPURCHASE AGREEMENTS††,6 - 4.3%

J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[5]	1,659,682	1,659,682
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[5]	638,340	638,340
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[5]	619,445	619,445
Total Repurchase Agreements
(Cost $2,917,467)		2,917,467

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[8]	58,572	58,572
Total Securities Lending Collateral
(Cost $58,572)		58,572
Total Investments - 100.4%
(Cost $53,479,430)		$68,062,577
Other Assets & Liabilities, net - (0.4)%		(283,044)
Total Net Assets - 100.0%		$67,779,533

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	57	Dec 2022	$12,574,770	$(1,872,865)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	3.73% (Federal Funds Rate + 0.65%)	At Maturity	11/17/22	125	$1,374,889	$(125,814)
Goldman Sachs International	NASDAQ-100 Index	Pay	3.63% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	634	6,951,685	(260,619)
Barclays Bank plc	NASDAQ-100 Index	Pay	3.46% (SOFR + 0.50%)	At Maturity	11/16/22	673	7,389,063	(693,228)
							$15,715,637	$(1,079,661)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,593,326	$—	$—	$39,593,326
Mutual Funds	23,508,827	—	—	23,508,827
U.S. Treasury Bills	—	1,984,385	—	1,984,385
Repurchase Agreements	—	2,917,467	—	2,917,467
Securities Lending Collateral	58,572	—	—	58,572
Total Assets	$63,160,725	$4,901,852	$—	$68,062,577

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,872,865	$—	$—	$1,872,865
Equity Index Swap Agreements**	—	1,079,661	—	1,079,661
Total Liabilities	$1,872,865	$1,079,661	$—	$2,952,526

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$17,866,840	$–	$(5,000,000)	$(95,309)	$(450,510)	$12,321,021	514,018	$226,899
Guggenheim Ultra Short Duration Fund — Institutional Class	$8,572,788	$3,000,000	$–	$–	$(384,982)	$11,187,806	1,166,612	$144,051
	$26,439,628	$3,000,000	$(5,000,000)	$(95,309)	$(835,492)	$23,508,827		$370,950

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 42.7%
Technology - 9.6%
Apple, Inc.	3,232	$446,662
Microsoft Corp.	1,596	371,708
NVIDIA Corp.	535	64,944
Broadcom, Inc.	86	38,185
Accenture plc — Class A	136	34,993
Salesforce, Inc.*	212	30,494
Texas Instruments, Inc.	195	30,182
Adobe, Inc.*	100	27,520
QUALCOMM, Inc.	240	27,115
Intuit, Inc.	60	23,239
International Business Machines Corp.	193	22,930
Intel Corp.	877	22,600
Advanced Micro Devices, Inc.*	346	21,923
Oracle Corp.	325	19,848
ServiceNow, Inc.*	44	16,615
Analog Devices, Inc.	111	15,467
Applied Materials, Inc.	186	15,239
Fiserv, Inc.*	137	12,819
Micron Technology, Inc.	235	11,773
Activision Blizzard, Inc.	152	11,300
Lam Research Corp.	30	10,980
Synopsys, Inc.*	33	10,082
Fidelity National Information Services, Inc.	132	9,975
Cadence Design Systems, Inc.*	58	9,479
KLA Corp.	31	9,382
Autodesk, Inc.*	46	8,593
NXP Semiconductor N.V.	57	8,408
Roper Technologies, Inc.	23	8,272
Paychex, Inc.	69	7,742
MSCI, Inc. — Class A	18	7,592
Microchip Technology, Inc.	117	7,140
Fortinet, Inc.*	139	6,829
Electronic Arts, Inc.	57	6,595
Cognizant Technology Solutions Corp. — Class A	111	6,376
ON Semiconductor Corp.*	93	5,797
HP, Inc.	195	4,859
EPAM Systems, Inc.*	13	4,709
ANSYS, Inc.*	18	3,991
Broadridge Financial Solutions, Inc.	26	3,752
Monolithic Power Systems, Inc.	10	3,634
Paycom Software, Inc.*	11	3,630
Take-Two Interactive Software, Inc.*	33	3,597
Hewlett Packard Enterprise Co.	277	3,318
Citrix Systems, Inc.*,††	31	3,224
Tyler Technologies, Inc.*	9	3,128
Jack Henry & Associates, Inc.	17	3,099
NetApp, Inc.	47	2,907
Skyworks Solutions, Inc.	34	2,899
Zebra Technologies Corp. — Class A*	11	2,882
Akamai Technologies, Inc.*	35	2,811
Leidos Holdings, Inc.	29	2,537
Teradyne, Inc.	33	2,480
PTC, Inc.*	23	2,406
Seagate Technology Holdings plc	42	2,236
Western Digital Corp.*	68	2,213
Ceridian HCM Holding, Inc.*	32	1,788
Qorvo, Inc.*	22	1,747
DXC Technology Co.*	49	1,200
Total Technology		1,457,845
Consumer, Non-cyclical - 9.6%
UnitedHealth Group, Inc.	200	101,008
Johnson & Johnson	562	91,808
Procter & Gamble Co.	512	64,640
Eli Lilly & Co.	169	54,646
Pfizer, Inc.	1,200	52,512
AbbVie, Inc.	378	50,731
PepsiCo, Inc.	296	48,325
Coca-Cola Co.	832	46,609
Merck & Company, Inc.	541	46,591
Thermo Fisher Scientific, Inc.	84	42,604
Abbott Laboratories	375	36,285
Danaher Corp.	140	36,161
Bristol-Myers Squibb Co.	456	32,417
Philip Morris International, Inc.	332	27,559
CVS Health Corp.	282	26,894
Amgen, Inc.	115	25,921
Elevance Health, Inc.	52	23,620
Medtronic plc	283	22,852
S&P Global, Inc.	73	22,291
PayPal Holdings, Inc.*	248	21,345
Automatic Data Processing, Inc.	89	20,131
Cigna Corp.	65	18,036
Gilead Sciences, Inc.	268	16,533
Regeneron Pharmaceuticals, Inc.*	24	16,533
Mondelez International, Inc. — Class A	294	16,120
Vertex Pharmaceuticals, Inc.*	55	15,925
Altria Group, Inc.	385	15,546
Zoetis, Inc.	100	14,829
Stryker Corp.	72	14,583
Intuitive Surgical, Inc.*	77	14,433
Becton Dickinson and Co.	61	13,593
Humana, Inc.	27	13,100
Colgate-Palmolive Co.	179	12,575
Boston Scientific Corp.*	305	11,813
Edwards Lifesciences Corp.*	133	10,990
Estee Lauder Companies, Inc. — Class A	50	10,795
McKesson Corp.	31	10,536
General Mills, Inc.	127	9,730
Archer-Daniels-Midland Co.	119	9,574
Centene Corp.*	122	9,493
Corteva, Inc.	155	8,858
Biogen, Inc.*	32	8,544
HCA Healthcare, Inc.	46	8,454
Moderna, Inc.*	71	8,396
Moody's Corp.	34	8,266
Kimberly-Clark Corp.	73	8,215
Constellation Brands, Inc. — Class A	35	8,039
Sysco Corp.	109	7,707
Hershey Co.	33	7,276
IQVIA Holdings, Inc.*	40	7,246
Monster Beverage Corp.*	83	7,218
Cintas Corp.	18	6,987

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Consumer, Non-cyclical - 9.6% (continued)
Dexcom, Inc.*	85	$6,846
ResMed, Inc.	31	6,767
Keurig Dr Pepper, Inc.	182	6,519
Illumina, Inc.*	34	6,487
Global Payments, Inc.	60	6,483
Kroger Co.	139	6,081
CoStar Group, Inc.*	85	5,920
IDEXX Laboratories, Inc.*	18	5,864
Baxter International, Inc.	108	5,817
Verisk Analytics, Inc. — Class A	34	5,798
Kraft Heinz Co.	170	5,670
Gartner, Inc.*	18	4,980
Zimmer Biomet Holdings, Inc.	45	4,705
AmerisourceBergen Corp. — Class A	33	4,466
Equifax, Inc.	26	4,457
Tyson Foods, Inc. — Class A	63	4,154
United Rentals, Inc.*	15	4,052
Molina Healthcare, Inc.*	12	3,958
Quanta Services, Inc.	31	3,949
West Pharmaceutical Services, Inc.	16	3,937
Cardinal Health, Inc.	59	3,934
Laboratory Corporation of America Holdings	19	3,891
Kellogg Co.	55	3,831
McCormick & Company, Inc.	53	3,777
Church & Dwight Company, Inc.	52	3,715
STERIS plc	22	3,658
Waters Corp.*	13	3,504
Hologic, Inc.*	53	3,419
Conagra Brands, Inc.	103	3,361
Clorox Co.	26	3,338
Align Technology, Inc.*	16	3,314
PerkinElmer, Inc.	27	3,249
Quest Diagnostics, Inc.	26	3,190
J M Smucker Co.	23	3,160
Avery Dennison Corp.	18	2,929
Catalent, Inc.*	40	2,894
FleetCor Technologies, Inc.*	16	2,819
Hormel Foods Corp.	62	2,817
ABIOMED, Inc.*	11	2,702
Brown-Forman Corp. — Class B	40	2,663
Cooper Companies, Inc.	10	2,639
Incyte Corp.*	39	2,599
Lamb Weston Holdings, Inc.	31	2,399
Bio-Techne Corp.	8	2,272
Teleflex, Inc.	11	2,216
Viatris, Inc.	259	2,207
Charles River Laboratories International, Inc.*	11	2,165
Nielsen Holdings plc	78	2,162
Bio-Rad Laboratories, Inc. — Class A*	5	2,085
Campbell Soup Co.	43	2,026
Henry Schein, Inc.*	30	1,973
Molson Coors Beverage Co. — Class B	40	1,919
MarketAxess Holdings, Inc.	8	1,780
Robert Half International, Inc.	23	1,760
Rollins, Inc.	49	1,699
Dentsply Sirona, Inc.	46	1,304
Organon & Co.	54	1,264
Universal Health Services, Inc. — Class B	14	1,235
DaVita, Inc.*	13	1,076
Total Consumer, Non-cyclical		1,454,748
Financial - 6.4%
Berkshire Hathaway, Inc. — Class B*	386	103,070
JPMorgan Chase & Co.	627	65,522
Visa, Inc. — Class A	349	62,000
Mastercard, Inc. — Class A	183	52,034
Bank of America Corp.	1,496	45,179
Wells Fargo & Co.	810	32,578
Charles Schwab Corp.	326	23,430
Morgan Stanley	286	22,597
Goldman Sachs Group, Inc.	74	21,686
American Tower Corp. — Class A REIT	100	21,470
BlackRock, Inc. — Class A	32	17,609
American Express Co.	128	17,268
Citigroup, Inc.	414	17,251
Chubb Ltd.	90	16,369
Prologis, Inc. REIT	158	16,053
Marsh & McLennan Companies, Inc.	106	15,825
Progressive Corp.	125	14,526
CME Group, Inc. — Class A	77	13,639
Crown Castle, Inc. REIT	92	13,299
PNC Financial Services Group, Inc.	87	13,000
Truist Financial Corp.	284	12,365
Aon plc — Class A	45	12,054
U.S. Bancorp	289	11,653
Equinix, Inc. REIT	20	11,377
Intercontinental Exchange, Inc.	120	10,842
Public Storage REIT	34	9,956
MetLife, Inc.	143	8,692
Travelers Companies, Inc.	51	7,813
American International Group, Inc.	163	7,739
Arthur J Gallagher & Co.	45	7,705
Realty Income Corp. REIT	132	7,682
Capital One Financial Corp.	83	7,650
Allstate Corp.	58	7,223
Aflac, Inc.	123	6,913
Prudential Financial, Inc.	80	6,862
SBA Communications Corp. REIT	23	6,547
M&T Bank Corp.	37	6,524
Welltower, Inc. REIT	98	6,303
Simon Property Group, Inc. REIT	70	6,283
Digital Realty Trust, Inc. REIT	62	6,149
VICI Properties, Inc. REIT	206	6,149
Bank of New York Mellon Corp.	158	6,086
Ameriprise Financial, Inc.	24	6,047
AvalonBay Communities, Inc. REIT	31	5,710
Discover Financial Services	58	5,273
T. Rowe Price Group, Inc.	49	5,145
First Republic Bank	39	5,091
Extra Space Storage, Inc. REIT	29	5,009
Equity Residential REIT	73	4,907
State Street Corp.	79	4,804
Fifth Third Bancorp	146	4,666
CBRE Group, Inc. — Class A*	69	4,658

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Financial - 6.4% (continued)
Alexandria Real Estate Equities, Inc. REIT	33	$4,626
Willis Towers Watson plc	23	4,622
Weyerhaeuser Co. REIT	158	4,512
SVB Financial Group*	13	4,365
Hartford Financial Services Group, Inc.	70	4,336
Invitation Homes, Inc. REIT	124	4,188
Raymond James Financial, Inc.	42	4,150
Nasdaq, Inc.	73	4,138
Huntington Bancshares, Inc.	308	4,059
Regions Financial Corp.	200	4,014
Duke Realty Corp. REIT	82	3,952
Northern Trust Corp.	45	3,850
Mid-America Apartment Communities, Inc. REIT	24	3,722
Citizens Financial Group, Inc.	106	3,642
Principal Financial Group, Inc.	49	3,535
Ventas, Inc. REIT	85	3,414
Essex Property Trust, Inc. REIT	14	3,391
KeyCorp	200	3,204
Cincinnati Financial Corp.	34	3,045
Brown & Brown, Inc.	50	3,024
W R Berkley Corp.	45	2,906
Synchrony Financial	103	2,904
Iron Mountain, Inc. REIT	63	2,770
UDR, Inc. REIT	66	2,753
Camden Property Trust REIT	23	2,747
Cboe Global Markets, Inc.	23	2,700
Healthpeak Properties, Inc. REIT	116	2,659
Host Hotels & Resorts, Inc. REIT	153	2,430
Kimco Realty Corp. REIT	131	2,412
Everest Re Group Ltd.	9	2,362
Boston Properties, Inc. REIT	31	2,324
Loews Corp.	43	2,143
Comerica, Inc.	28	1,991
Signature Bank	13	1,963
Globe Life, Inc.	19	1,894
Regency Centers Corp. REIT	33	1,777
Assurant, Inc.	12	1,743
Zions Bancorp North America	32	1,628
Lincoln National Corp.	33	1,449
Federal Realty Investment Trust REIT	16	1,442
Invesco Ltd.	96	1,315
Franklin Resources, Inc.	61	1,313
Vornado Realty Trust REIT	34	787
Total Financial		962,483
Communications - 5.3%
Amazon.com, Inc.*	1,898	214,474
Alphabet, Inc. — Class A*	1,282	122,623
Alphabet, Inc. — Class C*	1,146	110,188
Meta Platforms, Inc. — Class A*	487	66,076
Walt Disney Co.*	389	36,694
Cisco Systems, Inc.	886	35,440
Verizon Communications, Inc.	897	34,059
Comcast Corp. — Class A	941	27,600
AT&T, Inc.	1,526	23,409
Netflix, Inc.*	95	22,367
T-Mobile US, Inc.*	129	17,308
Booking Holdings, Inc.*	9	14,789
Motorola Solutions, Inc.	36	8,063
Charter Communications, Inc. — Class A*	24	7,280
Twitter, Inc.*	143	6,269
Arista Networks, Inc.*	53	5,983
Warner Bros Discovery, Inc.*	472	5,428
Corning, Inc.	164	4,760
CDW Corp.	29	4,526
eBay, Inc.	117	4,307
FactSet Research Systems, Inc.	9	3,601
VeriSign, Inc.*	20	3,474
Expedia Group, Inc.*	33	3,092
Match Group, Inc.*	60	2,865
Omnicom Group, Inc.	44	2,776
Etsy, Inc.*	27	2,704
NortonLifeLock, Inc.	127	2,558
Interpublic Group of Companies, Inc.	84	2,150
Paramount Global — Class B	109	2,075
Fox Corp. — Class A	65	1,994
F5, Inc.*	13	1,881
Juniper Networks, Inc.	68	1,776
Lumen Technologies, Inc.	204	1,485
News Corp. — Class A	82	1,239
Fox Corp. — Class B	31	884
DISH Network Corp. — Class A*	54	747
News Corp. — Class B	26	401
Total Communications		807,345
Consumer, Cyclical - 4.3%
Tesla, Inc.*	569	150,927
Home Depot, Inc.	220	60,707
Costco Wholesale Corp.	94	44,393
Walmart, Inc.	305	39,559
McDonald's Corp.	157	36,226
Lowe's Companies, Inc.	136	25,542
NIKE, Inc. — Class B	269	22,359
Starbucks Corp.	245	20,644
TJX Companies, Inc.	251	15,592
Target Corp.	99	14,691
Dollar General Corp.	49	11,753
Chipotle Mexican Grill, Inc. — Class A*	7	10,519
General Motors Co.	312	10,012
O'Reilly Automotive, Inc.*	14	9,847
Ford Motor Co.	845	9,464
AutoZone, Inc.*	4	8,568
Marriott International, Inc. — Class A	58	8,128
Hilton Worldwide Holdings, Inc.	59	7,117
Yum! Brands, Inc.	62	6,593
Ross Stores, Inc.	75	6,320
Cummins, Inc.	31	6,309
Dollar Tree, Inc.*	46	6,261
PACCAR, Inc.	74	6,193
Fastenal Co.	124	5,709
WW Grainger, Inc.	10	4,892
Walgreens Boots Alliance, Inc.	153	4,804
Copart, Inc.*	45	4,788
Genuine Parts Co.	31	4,629
Aptiv plc*	58	4,536
DR Horton, Inc.	67	4,513
Tractor Supply Co.	24	4,461
Ulta Beauty, Inc.*	11	4,413
Lennar Corp. — Class A	54	4,026
NVR, Inc.*	1	3,987
Southwest Airlines Co.*	127	3,917
Delta Air Lines, Inc.*	138	3,872

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Consumer, Cyclical - 4.3% (continued)
Darden Restaurants, Inc.	26	$3,284
Best Buy Company, Inc.	44	2,787
LKQ Corp.	56	2,640
Las Vegas Sands Corp.*	70	2,626
Pool Corp.	8	2,546
Domino's Pizza, Inc.	8	2,482
Live Nation Entertainment, Inc.*	31	2,357
United Airlines Holdings, Inc.*	71	2,310
CarMax, Inc.*	34	2,245
VF Corp.	71	2,124
MGM Resorts International	70	2,080
Advance Auto Parts, Inc.	13	2,032
Hasbro, Inc.	28	1,888
PulteGroup, Inc.	50	1,875
Royal Caribbean Cruises Ltd.*	47	1,781
American Airlines Group, Inc.*	139	1,673
Whirlpool Corp.	12	1,618
BorgWarner, Inc.	51	1,602
Bath & Body Works, Inc.	49	1,597
Tapestry, Inc.	54	1,535
Caesars Entertainment, Inc.*	46	1,484
Carnival Corp.*	211	1,483
Wynn Resorts Ltd.*	23	1,450
Newell Brands, Inc.	81	1,125
Alaska Air Group, Inc.*	27	1,057
Norwegian Cruise Line Holdings Ltd.*	90	1,023
Ralph Lauren Corp. — Class A	11	934
Total Consumer, Cyclical		647,909
Industrial - 3.3%
Union Pacific Corp.	134	26,106
Raytheon Technologies Corp.	315	25,786
United Parcel Service, Inc. — Class B	157	25,362
Honeywell International, Inc.	144	24,044
Deere & Co.	60	20,033
Lockheed Martin Corp.	51	19,701
Caterpillar, Inc.	112	18,377
Northrop Grumman Corp.	32	15,050
Boeing Co.*	120	14,530
General Electric Co.	234	14,487
3M Co.	118	13,039
Waste Management, Inc.	80	12,817
CSX Corp.	458	12,201
Eaton Corporation plc	85	11,336
Illinois Tool Works, Inc.	60	10,839
Norfolk Southern Corp.	51	10,692
General Dynamics Corp.	48	10,184
Emerson Electric Co.	126	9,226
Amphenol Corp. — Class A	128	8,571
L3Harris Technologies, Inc.	41	8,521
Agilent Technologies, Inc.	64	7,779
FedEx Corp.	52	7,720
TE Connectivity Ltd.	68	7,504
Trane Technologies plc	50	7,240
Johnson Controls International plc	147	7,235
Parker-Hannifin Corp.	28	6,785
Carrier Global Corp.	180	6,401
Republic Services, Inc. — Class A	44	5,986
Keysight Technologies, Inc.*	38	5,980
Otis Worldwide Corp.	91	5,806
TransDigm Group, Inc.	11	5,773
AMETEK, Inc.	49	5,557
Mettler-Toledo International, Inc.*	5	5,421
Rockwell Automation, Inc.	24	5,163
Old Dominion Freight Line, Inc.	19	4,727
Vulcan Materials Co.	29	4,574
Fortive Corp.	76	4,431
Martin Marietta Materials, Inc.	13	4,187
Ingersoll Rand, Inc.	86	3,720
Teledyne Technologies, Inc.*	11	3,712
Dover Corp.	30	3,497
Amcor plc	321	3,444
Xylem, Inc.	39	3,407
IDEX Corp.	17	3,398
Ball Corp.	67	3,238
Westinghouse Air Brake Technologies Corp.	39	3,173
Expeditors International of Washington, Inc.	35	3,091
Jacobs Solutions, Inc.	27	2,929
Trimble, Inc.*	53	2,876
J.B. Hunt Transport Services, Inc.	18	2,816
Garmin Ltd.	34	2,730
Textron, Inc.	46	2,680
CH Robinson Worldwide, Inc.	26	2,504
Generac Holdings, Inc.*	14	2,494
Stanley Black & Decker, Inc.	33	2,482
Howmet Aerospace, Inc.	79	2,443
Snap-on, Inc.	12	2,416
Nordson Corp.	11	2,335
Masco Corp.	49	2,288
Packaging Corporation of America	20	2,246
Huntington Ingalls Industries, Inc.	8	1,772
Allegion plc	19	1,704
Westrock Co.	54	1,668
Fortune Brands Home & Security, Inc.	28	1,503
Pentair plc	36	1,462
Sealed Air Corp.	32	1,424
A O Smith Corp.	28	1,360
Mohawk Industries, Inc.*	11	1,003
Total Industrial		494,986
Energy - 2.0%
Exxon Mobil Corp.	890	77,706
Chevron Corp.	385	55,313
ConocoPhillips	273	27,939
EOG Resources, Inc.	125	13,966
Pioneer Natural Resources Co.	51	11,043
Schlumberger N.V.	302	10,842
Marathon Petroleum Corp.	107	10,628
Occidental Petroleum Corp.	160	9,832
Valero Energy Corp.	84	8,975
Devon Energy Corp.	139	8,358
Enphase Energy, Inc.*	30	8,324
Phillips 66	103	8,314
Williams Companies, Inc.	261	7,473
Kinder Morgan, Inc.	424	7,055
Hess Corp.	60	6,540
ONEOK, Inc.	96	4,919
Halliburton Co.	193	4,751
Diamondback Energy, Inc.	38	4,578

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Energy - 2.0% (continued)
Baker Hughes Co.	217	$4,548
Coterra Energy, Inc. — Class A	170	4,441
Marathon Oil Corp.	145	3,274
Equities Corp.	79	3,219
SolarEdge Technologies, Inc.*	13	3,009
APA Corp.	70	2,393
Total Energy		307,440
Utilities - 1.3%
NextEra Energy, Inc.	420	32,932
Southern Co.	229	15,572
Duke Energy Corp.	164	15,255
Dominion Energy, Inc.	179	12,371
Sempra Energy	67	10,046
American Electric Power Company, Inc.	110	9,509
Exelon Corp.	212	7,942
Xcel Energy, Inc.	117	7,488
Consolidated Edison, Inc.	75	6,432
Public Service Enterprise Group, Inc.	107	6,017
WEC Energy Group, Inc.	67	5,992
Eversource Energy	75	5,847
Constellation Energy Corp.	70	5,823
American Water Works Company, Inc.	39	5,077
DTE Energy Co.	42	4,832
Edison International	81	4,583
Ameren Corp.	56	4,511
Entergy Corp.	44	4,428
FirstEnergy Corp.	116	4,292
PG&E Corp.*	341	4,262
PPL Corp.	157	3,980
CenterPoint Energy, Inc.	136	3,832
CMS Energy Corp.	62	3,611
AES Corp.	143	3,232
Atmos Energy Corp.	30	3,055
Evergy, Inc.	49	2,911
Alliant Energy Corp.	54	2,861
NiSource, Inc.	88	2,217
NRG Energy, Inc.	51	1,952
Pinnacle West Capital Corp.	24	1,548
Total Utilities		202,410
Basic Materials - 0.9%
Linde plc	106	28,577
Air Products and Chemicals, Inc.	47	10,938
Sherwin-Williams Co.	50	10,238
Freeport-McMoRan, Inc.	305	8,336
Ecolab, Inc.	53	7,654
Newmont Corp.	169	7,103
Dow, Inc.	154	6,765
Albemarle Corp.	25	6,611
Nucor Corp.	56	5,991
PPG Industries, Inc.	50	5,535
DuPont de Nemours, Inc.	108	5,443
International Flavors & Fragrances, Inc.	55	4,996
LyondellBasell Industries N.V. — Class A	55	4,140
CF Industries Holdings, Inc.	43	4,139
Mosaic Co.	73	3,528
FMC Corp.	27	2,854
International Paper Co.	77	2,441
Celanese Corp. — Class A	22	1,987
Eastman Chemical Co.	26	1,847
Total Basic Materials		129,123
Total Common Stocks
(Cost $4,620,165)		6,464,289

MUTUAL FUNDS† - 37.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	306,854	2,942,726
Guggenheim Strategy Fund II1	116,588	2,794,625
Total Mutual Funds
(Cost $5,911,090)		5,737,351

	Face Amount
U.S. TREASURY BILLS†† - 10.4%
U.S. Treasury Bills
1.34% due 10/04/22[2,3]	$881,000	880,941
2.35% due 10/04/22[3]	500,000	499,966
2.70% due 11/08/22[3,4]	202,000	201,453
Total U.S. Treasury Bills
(Cost $1,582,213)		1,582,360

REPURCHASE AGREEMENTS††,5 - 46.5%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[2]	4,011,867	4,011,867
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[2]	1,543,026	1,543,026
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[2]	1,497,354	1,497,354
Total Repurchase Agreements
(Cost $7,052,247)		7,052,247
Total Investments - 137.5%
(Cost $19,165,715)		$20,836,247
Other Assets & Liabilities, net - (37.5)%		(5,680,875)
Total Net Assets - 100.0%		$15,155,372

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	3.68% (Federal Funds Rate + 0.60%)	At Maturity	11/17/22	340	$1,220,387	$(293,035)
Goldman Sachs International	S&P 500 Index	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	2,046	7,337,876	(370,258)
Barclays Bank plc	S&P 500 Index	Pay	3.41% (SOFR + 0.45%)	At Maturity	11/16/22	2,144	7,686,696	(1,273,449)
							$16,244,959	$(1,936,742)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,461,065	$3,224	$—	$6,464,289
Mutual Funds	5,737,351	—	—	5,737,351
U.S. Treasury Bills	—	1,582,360	—	1,582,360
Repurchase Agreements	—	7,052,247	—	7,052,247
Total Assets	$12,198,416	$8,637,831	$—	$20,836,247

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,936,742	$—	$1,936,742

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,008,187	$400,000	$(2,500,000)	$(2,225)	$(111,337)	$2,794,625	116,588	$49,662
Guggenheim Ultra Short Duration Fund — Institutional Class	3,156,914	400,000	(500,000)	(14,995)	(99,193)	2,942,726	306,854	43,610
	$8,165,101	$800,000	$(3,000,000)	$(17,220)	$(210,530)	$5,737,351		$93,272

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 95.7%
Mining - 95.7%
Freeport-McMoRan, Inc.	47,270	$1,291,889
Newmont Corp.	30,401	1,277,754
Barrick Gold Corp.	74,903	1,160,997
Franco-Nevada Corp.	8,751	1,045,569
Agnico Eagle Mines Ltd.	22,816	963,520
Wheaton Precious Metals Corp.	26,283	850,518
Gold Fields Ltd. ADR	72,859	589,429
Sibanye Stillwater Ltd. ADR	60,749	566,181
Royal Gold, Inc.	5,872	550,911
AngloGold Ashanti Ltd. ADR	38,679	534,544
Kinross Gold Corp.	136,019	511,431
Yamana Gold, Inc.	101,765	460,995
Pan American Silver Corp.	25,870	410,816
SSR Mining, Inc.	27,201	400,127
B2Gold Corp.	123,316	397,078
Alamos Gold, Inc. — Class A	51,074	378,458
Hecla Mining Co.	80,378	316,689
First Majestic Silver Corp.	40,524	308,793
Osisko Gold Royalties Ltd.	30,089	306,306
Novagold Resources, Inc.*	60,823	285,260
Harmony Gold Mining Company Ltd. ADR	113,881	276,731
Sandstorm Gold Ltd.	48,041	248,372
MAG Silver Corp.*	19,452	242,761
Eldorado Gold Corp.*	39,545	238,456
Equinox Gold Corp.*	64,692	236,126
Coeur Mining, Inc.*	67,809	231,907
Seabridge Gold, Inc.*	17,708	210,194
Fortuna Silver Mines, Inc.*	76,954	193,924
SilverCrest Metals, Inc.*	35,036	193,749
Endeavour Silver Corp.*	55,317	167,057
IAMGOLD Corp.*	133,448	142,789
Silvercorp Metals, Inc.	60,635	141,280
Gatos Silver, Inc.*	35,534	95,231
Total Mining		15,225,842
Total Common Stocks
(Cost $10,316,620)		15,225,842
EXCHANGE-TRADED FUNDS† - 3.8%
VanEck Junior Gold Miners ETF	20,590	606,581
Total Exchange-Traded Funds
(Cost $495,045)		606,581

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.6%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$143,236	143,236
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	55,091	55,091
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	53,460	53,460
Total Repurchase Agreements
(Cost $251,787)		251,787
Total Investments - 101.1%
(Cost $11,063,452)		$16,084,210
Other Assets & Liabilities, net - (1.1)%		(179,880)
Total Net Assets - 100.0%		$15,904,330

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,225,842	$—	$—	$15,225,842
Exchange-Traded Funds	606,581	—	—	606,581
Repurchase Agreements	—	251,787	—	251,787
Total Assets	$15,832,423	$251,787	$—	$16,084,210

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
REITS - 92.6%
REITs-Diversified - 23.8%
American Tower Corp. — Class A	748	$160,596
Crown Castle, Inc.	892	128,939
Equinix, Inc.	214	121,732
SBA Communications Corp.	330	93,935
VICI Properties, Inc.	3,022	90,207
Digital Realty Trust, Inc.	866	85,890
Weyerhaeuser Co.	2,615	74,684
Duke Realty Corp.	1,417	68,299
WP Carey, Inc.	845	58,981
Gaming and Leisure Properties, Inc.	1,280	56,627
Lamar Advertising Co. — Class A	572	47,184
Rayonier, Inc.	1,140	34,166
Rithm Capital Corp.	3,999	29,273
PotlatchDeltic Corp.	676	27,743
LXP Industrial Trust	2,931	26,848
EPR Properties	737	26,429
Outfront Media, Inc.	1,630	24,760
Broadstone Net Lease, Inc.	1,588	24,662
Washington Real Estate Investment Trust	1,170	20,545
Uniti Group, Inc.	2,825	19,634
Total REITs-Diversified		1,221,134
REITs-Apartments - 12.4%
AvalonBay Communities, Inc.	467	86,017
Equity Residential	1,250	84,025
Invitation Homes, Inc.	2,216	74,834
Mid-America Apartment Communities, Inc.	473	73,348
Essex Property Trust, Inc.	280	67,824
Camden Property Trust	514	61,397
UDR, Inc.	1,472	61,397
American Homes 4 Rent — Class A	1,734	56,893
Apartment Income REIT Corp.	1,071	41,362
Independence Realty Trust, Inc.	1,873	31,335
Total REITs-Apartments		638,432
REITs-Health Care - 8.8%
Welltower, Inc.	1,379	88,697
Ventas, Inc.	1,604	64,433
Healthpeak Properties, Inc.	2,506	57,438
Healthcare Realty Trust, Inc.	2,222	46,329
Omega Healthcare Investors, Inc.	1,514	44,648
Medical Properties Trust, Inc.	3,589	42,566
Physicians Realty Trust	2,051	30,847
Sabra Health Care REIT, Inc.	2,224	29,179
National Health Investors, Inc.	475	26,852
CareTrust REIT, Inc.	1,215	22,004
Total REITs-Health Care		452,993
REITs-Office Property - 8.5%
Alexandria Real Estate Equities, Inc.	584	81,871
Boston Properties, Inc.	759	56,902
Kilroy Realty Corp.	859	36,172
Vornado Realty Trust	1,488	34,462
Cousins Properties, Inc.	1,303	30,425
Douglas Emmett, Inc.	1,626	29,154
Equity Commonwealth	1,154	28,111
Highwoods Properties, Inc.	1,035	27,904
Corporate Office Properties Trust	1,163	27,016
SL Green Realty Corp.	652	26,184
JBG SMITH Properties	1,278	23,745
Hudson Pacific Properties, Inc.	1,795	19,655
Brandywine Realty Trust	2,557	17,260
Total REITs-Office Property		438,861
REITs-Warehouse/Industries - 7.9%
Prologis, Inc.	1,350	137,160
Rexford Industrial Realty, Inc.	915	47,580
EastGroup Properties, Inc.	292	42,147
Americold Realty Trust, Inc.	1,694	41,672
First Industrial Realty Trust, Inc.	890	39,881
STAG Industrial, Inc.	1,352	38,437
Terreno Realty Corp.	613	32,483
Innovative Industrial Properties, Inc.	312	27,612
Total REITs-Warehouse/Industries		406,972
REITs-Storage - 7.8%
Public Storage	416	121,809
Extra Space Storage, Inc.	472	81,519
Iron Mountain, Inc.	1,296	56,985
Life Storage, Inc.	469	51,946
CubeSmart	1,237	49,554
National Storage Affiliates Trust	882	36,674
Total REITs-Storage		398,487
REITs-Shopping Centers - 6.1%
Kimco Realty Corp.	2,993	55,101
Regency Centers Corp.	938	50,511
Federal Realty Investment Trust	509	45,871
Brixmor Property Group, Inc.	2,058	38,011
Kite Realty Group Trust	1,873	32,253
Phillips Edison & Company, Inc.	1,114	31,248
SITE Centers Corp.	2,251	24,108
Retail Opportunity Investments Corp.	1,522	20,943
Acadia Realty Trust	1,358	17,138
Total REITs-Shopping Centers		315,184
REITs-Single Tenant - 5.9%
Realty Income Corp.	1,718	99,988
STORE Capital Corp.	1,803	56,488
National Retail Properties, Inc.	1,118	44,563
Agree Realty Corp.	581	39,264
Spirit Realty Capital, Inc.	1,021	36,919
Essential Properties Realty Trust, Inc.	1,423	27,677
Total REITs-Single Tenant		304,899
REITs-Hotels - 4.2%
Host Hotels & Resorts, Inc.	3,536	56,152
Ryman Hospitality Properties, Inc.	462	33,999
Apple Hospitality REIT, Inc.	2,126	29,892
Park Hotels & Resorts, Inc.	2,212	24,907
Sunstone Hotel Investors, Inc.	2,447	23,051
Pebblebrook Hotel Trust	1,512	21,939

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
REITS - 92.6% (continued)
REITs-Hotels - 4.2% (continued)
RLJ Lodging Trust	2,040	$20,645
Total REITs-Hotels		210,585
REITs-Mortgage - 2.6%
Starwood Property Trust, Inc.	2,055	37,442
Blackstone Mortgage Trust, Inc. — Class A	1,366	31,882
AGNC Investment Corp.	3,749	31,567
Arbor Realty Trust, Inc.	1,990	22,885
Chimera Investment Corp.	2,985	15,582
Total REITs-Mortgage		139,358
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	509	68,883
Equity LifeStyle Properties, Inc.	906	56,933
Total REITs-Manufactured Homes		125,816
REITs-Regional Malls - 2.2%
Simon Property Group, Inc.	1,003	90,019
Macerich Co.	2,634	20,914
Total REITs-Regional Malls		110,933
Total REITS		4,763,654
Real Estate - 4.3%
Real Estate Management/Services - 3.8%
CBRE Group, Inc. — Class A*	1,124	75,881
Jones Lang LaSalle, Inc.*	302	45,623
Cushman & Wakefield plc*	2,160	24,732
eXp World Holdings, Inc.	1,884	21,120
Anywhere Real Estate, Inc.*	1,904	15,441
Redfin Corp.*	2,015	11,768
Total Real Estate Management/Services		194,565
Real Estate Operations/Development - 0.5%
Howard Hughes Corp.*	494	27,363
Total Real Estate		221,928
Internet - 1.6%
E-Commerce/Services - 1.6%
Zillow Group, Inc. — Class C*	1,421	40,655
Zillow Group, Inc. — Class A*	1,410	40,368
Total E-Commerce/Services		81,023
Total Internet		81,023
Diversified Financial Services - 0.5%
Finance-Commercial - 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	832	24,902
Telecommunications - 0.4%
Telecom Services - 0.4%
DigitalBridge Group, Inc.	1,696	21,217
Total Common Stocks
(Cost $2,960,721)		5,112,724

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$15,574	15,574
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	5,990	5,990
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	5,812	5,812
Total Repurchase Agreements
(Cost $27,376)		27,376
Total Investments - 99.9%
(Cost $2,988,097)		$5,140,100
Other Assets & Liabilities, net - (0.1)%		2,151
Total Net Assets - 100.0%		$5,142,251

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,112,724	$—	$—	$5,112,724
Repurchase Agreements	—	27,376	—	27,376
Total Assets	$5,112,724	$27,376	$—	$5,140,100

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.7%
Retail - 65.7%
Walmart, Inc.	1,555	$201,684
Home Depot, Inc.	627	173,014
Costco Wholesale Corp.	303	143,098
Lowe's Companies, Inc.	710	133,345
TJX Companies, Inc.	1,707	106,039
Target Corp.	670	99,421
Dollar General Corp.	392	94,025
O'Reilly Automotive, Inc.*	121	85,105
AutoZone, Inc.*	38	81,393
Dollar Tree, Inc.*	513	69,819
Ross Stores, Inc.	790	66,573
Walgreens Boots Alliance, Inc.	2,008	63,051
Genuine Parts Co.	383	57,190
Tractor Supply Co.	305	56,693
Ulta Beauty, Inc.*	138	55,364
Best Buy Company, Inc.	702	44,465
BJ's Wholesale Club Holdings, Inc.*	538	39,172
Advance Auto Parts, Inc.	238	37,209
CarMax, Inc.*	540	35,651
Five Below, Inc.*	257	35,381
Dick's Sporting Goods, Inc.	334	34,950
GameStop Corp. — Class A*,1	1,315	33,046
Williams-Sonoma, Inc.	274	32,291
Bath & Body Works, Inc.	982	32,013
Floor & Decor Holdings, Inc. — Class A*	454	31,898
Murphy USA, Inc.	116	31,890
Burlington Stores, Inc.*	272	30,434
RH*	120	29,528
AutoNation, Inc.*	285	29,033
Lithia Motors, Inc. — Class A	133	28,535
Macy's, Inc.	1,574	24,665
Academy Sports & Outdoors, Inc.	524	22,102
Asbury Automotive Group, Inc.*	146	22,061
Ollie's Bargain Outlet Holdings, Inc.*	424	21,878
Gap, Inc.	2,483	20,386
Foot Locker, Inc.	636	19,799
Signet Jewelers Ltd.	345	19,731
Nordstrom, Inc.	1,169	19,557
Victoria's Secret & Co.*	629	18,317
American Eagle Outfitters, Inc.*	1,719	16,726
Kohl's Corp.	462	11,619
Abercrombie & Fitch Co. — Class A*	720	11,196
Carvana Co.*	399	8,100
Bed Bath & Beyond, Inc.*,1	1,215	7,399
Big Lots, Inc.	460	7,181
Total Retail		2,242,027
Internet - 30.9%
Amazon.com, Inc.*	3,213	363,069
Booking Holdings, Inc.*	57	93,663
Alibaba Group Holding Ltd. ADR*	939	75,111
eBay, Inc.	1,427	52,528
Pinduoduo, Inc. ADR*	837	52,379
JD.com, Inc. ADR	1,009	50,753
MercadoLibre, Inc.*	61	50,495
DoorDash, Inc. — Class A*	1,002	49,549
Expedia Group, Inc.*	486	45,533
Trip.com Group Ltd. ADR*	1,643	44,870
Etsy, Inc.*	438	43,857
Chewy, Inc. — Class A*,1	1,412	43,377
Coupang, Inc.*	2,184	36,407
Wayfair, Inc. — Class A*	581	18,911
Revolve Group, Inc.*	668	14,489
Overstock.com, Inc.*	515	12,540
Stitch Fix, Inc. — Class A*	1,817	7,177
Total Internet		1,054,708
Distribution & Wholesale - 2.6%
Pool Corp.	139	44,231
LKQ Corp.	927	43,708
Total Distribution & Wholesale		87,939
Apparel - 0.5%
Urban Outfitters, Inc.*	834	16,388
Total Common Stocks
(Cost $2,292,662)		3,401,062

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$17,335	17,335
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	6,668	6,668
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	6,470	6,470
Total Repurchase Agreements
(Cost $30,473)		30,473

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[4]	29,505	29,505
Total Securities Lending Collateral
(Cost $29,505)		29,505
Total Investments - 101.5%
(Cost $2,352,640)		$3,461,040
Other Assets & Liabilities, net - (1.5)%		(50,873)
Total Net Assets - 100.0%		$3,410,167

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,401,062	$—	$—	$3,401,062
Repurchase Agreements	—	30,473	—	30,473
Securities Lending Collateral	29,505	—	—	29,505
Total Assets	$3,430,567	$30,473	$—	$3,461,040

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4%
Consumer, Non-cyclical - 12.7%
Shockwave Medical, Inc.*	35	$8,352
Biohaven Pharmaceutical Holding Company Ltd.*	43	6,500
Karuna Therapeutics, Inc.*	20	4,499
Apellis Pharmaceuticals, Inc.*	63	4,303
HealthEquity, Inc.*	56	3,762
Halozyme Therapeutics, Inc.*	92	3,638
Inspire Medical Systems, Inc.*	19	3,370
Celsius Holdings, Inc.*	37	3,355
Option Care Health, Inc.*	105	3,304
LHC Group, Inc.*	20	3,273
Lantheus Holdings, Inc.*	46	3,235
AMN Healthcare Services, Inc.*	29	3,073
Global Blood Therapeutics, Inc.*	44	2,996
ASGN, Inc.*	33	2,982
Intra-Cellular Therapies, Inc.*	62	2,885
Ensign Group, Inc.	36	2,862
Intellia Therapeutics, Inc.*	51	2,854
Medpace Holdings, Inc.*	17	2,672
Cytokinetics, Inc.*	55	2,665
Blueprint Medicines Corp.*	40	2,636
Omnicell, Inc.*	30	2,611
Insperity, Inc.	25	2,552
Haemonetics Corp.*	34	2,517
iRhythm Technologies, Inc.*	20	2,506
Alkermes plc*	110	2,456
Inari Medical, Inc.*	33	2,397
PTC Therapeutics, Inc.*	47	2,359
Axonics, Inc.*	33	2,325
Arrowhead Pharmaceuticals, Inc.*	70	2,314
Triton International Ltd.	42	2,299
STAAR Surgical Co.*	32	2,258
ChemoCentryx, Inc.*	43	2,221
Merit Medical Systems, Inc.*	38	2,147
Alarm.com Holdings, Inc.*	33	2,140
Hostess Brands, Inc.*	92	2,138
Denali Therapeutics, Inc.*	67	2,056
Beam Therapeutics, Inc.*	43	2,049
Sprouts Farmers Market, Inc.*	73	2,026
Lancaster Colony Corp.	13	1,954
Amicus Therapeutics, Inc.*	187	1,952
Simply Good Foods Co.*	61	1,951
Progyny, Inc.*	51	1,890
R1 RCM, Inc.*	102	1,890
API Group Corp.*	140	1,858
BellRing Brands, Inc.*	89	1,834
LivaNova plc*	36	1,828
StoneCo Ltd. — Class A*	187	1,782
TriNet Group, Inc.*	25	1,781
Chegg, Inc.*	84	1,770
Herc Holdings, Inc.	17	1,766
Insmed, Inc.*	81	1,745
ABM Industries, Inc.	45	1,720
Prestige Consumer Healthcare, Inc.*	34	1,694
Korn Ferry	36	1,690
Alight, Inc. — Class A*	229	1,679
Glaukos Corp.*	31	1,650
Graham Holdings Co. — Class B	3	1,614
Pacira BioSciences, Inc.*	30	1,596
BioCryst Pharmaceuticals, Inc.*	126	1,588
WD-40 Co.	9	1,582
Select Medical Holdings Corp.	70	1,547
Helen of Troy Ltd.*	16	1,543
NuVasive, Inc.*	35	1,533
CONMED Corp.	19	1,523
Covetrus, Inc.*	72	1,503
Brink's Co.	31	1,502
Corcept Therapeutics, Inc.*	58	1,487
Arvinas, Inc.*	33	1,468
Prothena Corporation plc*	24	1,455
Cal-Maine Foods, Inc.	26	1,445
TreeHouse Foods, Inc.*	34	1,442
IVERIC bio, Inc.*	79	1,417
Patterson Companies, Inc.	59	1,417
CBIZ, Inc.*	33	1,412
AbCellera Biologics, Inc.*	140	1,385
Sage Therapeutics, Inc.*	35	1,371
Integer Holdings Corp.*	22	1,369
Primo Water Corp.	107	1,343
United Natural Foods, Inc.*	39	1,340
Twist Bioscience Corp.*	38	1,339
Herbalife Nutrition Ltd.*	67	1,333
ACADIA Pharmaceuticals, Inc.*	81	1,325
Edgewell Personal Care Co.	35	1,309
ICF International, Inc.	12	1,308
Revance Therapeutics, Inc.*	48	1,296
J & J Snack Foods Corp.	10	1,295
EVERTEC, Inc.	41	1,285
Fate Therapeutics, Inc.*	56	1,255
elf Beauty, Inc.*	33	1,241
Coca-Cola Consolidated, Inc.	3	1,235
AtriCure, Inc.*	31	1,212
Owens & Minor, Inc.	50	1,205
Prometheus Biosciences, Inc.*	20	1,180
Relay Therapeutics, Inc.*	52	1,163
Stride, Inc.*	27	1,135
Cytek Biosciences, Inc.*	77	1,133
Sabre Corp.*	220	1,133
Embecta Corp.	39	1,123
Nevro Corp.*	24	1,118
Supernus Pharmaceuticals, Inc.*	33	1,117
Adtalem Global Education, Inc.*	30	1,094
John Wiley & Sons, Inc. — Class A	29	1,089
Cassava Sciences, Inc.*	26	1,087
Evo Payments, Inc. — Class A*	32	1,066
Verve Therapeutics, Inc.*	31	1,065
Agios Pharmaceuticals, Inc.*	37	1,046
Cerevel Therapeutics Holdings, Inc.*	37	1,046
Silk Road Medical, Inc.*	23	1,035
Myriad Genetics, Inc.*	54	1,030
Neogen Corp.*	73	1,020
Xencor, Inc.*	39	1,013
Travere Therapeutics, Inc.*	41	1,010
REVOLUTION Medicines, Inc.*	50	986
Recursion Pharmaceuticals, Inc. — Class A*	92	979
Iovance Biotherapeutics, Inc.*	102	977
Krystal Biotech, Inc.*	14	976

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Consumer, Non-cyclical - 12.7% (continued)
Ironwood Pharmaceuticals, Inc. — Class A*	93	$964
Monro, Inc.	22	956
MGP Ingredients, Inc.	9	956
Cano Health, Inc.*	110	954
Addus HomeCare Corp.*	10	952
Vir Biotechnology, Inc.*	49	945
Huron Consulting Group, Inc.*	14	928
Pediatrix Medical Group, Inc.*	56	925
Central Garden & Pet Co. — Class A*	27	922
Strategic Education, Inc.	15	921
AdaptHealth Corp.*	49	920
Arcus Biosciences, Inc.*	35	916
Meridian Bioscience, Inc.*	29	914
Inter Parfums, Inc.	12	906
ModivCare, Inc.*	9	897
ZipRecruiter, Inc. — Class A*	54	891
Payoneer Global, Inc.*	147	889
Pacific Biosciences of California, Inc.*	153	888
TransMedics Group, Inc.*	21	877
Celldex Therapeutics, Inc.*	31	871
Vaxcyte, Inc.*	36	864
Ligand Pharmaceuticals, Inc. — Class B*	10	861
Hain Celestial Group, Inc.*	51	861
Lyell Immunopharma, Inc.*	117	858
Vector Group Ltd.	97	855
Axsome Therapeutics, Inc.*	19	848
Syndax Pharmaceuticals, Inc.*	35	841
Dynavax Technologies Corp.*	80	835
Catalyst Pharmaceuticals, Inc.*	65	834
Textainer Group Holdings Ltd.	31	833
CorVel Corp.*	6	831
Kforce, Inc.	14	821
Coursera, Inc.*	76	819
LiveRamp Holdings, Inc.*	45	817
Veracyte, Inc.*	49	813
Marathon Digital Holdings, Inc.*,1	75	803
Beauty Health Co.*	68	802
Harmony Biosciences Holdings, Inc.*	18	797
Ingles Markets, Inc. — Class A	10	792
Avid Bioservices, Inc.*	41	784
Weis Markets, Inc.	11	784
Laureate Education, Inc. — Class A	73	770
FibroGen, Inc.*	59	768
B&G Foods, Inc.	46	759
Medifast, Inc.	7	759
Remitly Global, Inc.*	67	745
Vericel Corp.*	32	742
Universal Corp.	16	737
Multiplan Corp.*	256	732
Amphastar Pharmaceuticals, Inc.*	26	731
NeoGenomics, Inc.*	84	723
Emergent BioSolutions, Inc.*	34	714
REGENXBIO, Inc.*	27	714
Cross Country Healthcare, Inc.*	25	709
Crinetics Pharmaceuticals, Inc.*	36	707
Bridgebio Pharma, Inc.*	71	706
PROCEPT BioRobotics Corp.*	17	705
Relmada Therapeutics, Inc.*	19	703
CoreCivic, Inc.*	79	698
ImmunoGen, Inc.*	146	698
Avanos Medical, Inc.*	32	697
SpartanNash Co.	24	696
Zentalis Pharmaceuticals, Inc.*	32	693
SpringWorks Therapeutics, Inc.*	24	685
Aurinia Pharmaceuticals, Inc.*	91	684
US Physical Therapy, Inc.	9	684
Andersons, Inc.	22	683
Utz Brands, Inc.	45	680
Amylyx Pharmaceuticals, Inc.*	24	676
Enanta Pharmaceuticals, Inc.*	13	674
EQRx, Inc.*	136	673
RadNet, Inc.*	33	671
Chinook Therapeutics, Inc.*	34	668
Chefs' Warehouse, Inc.*	23	666
MoneyGram International, Inc.*	64	666
LeMaitre Vascular, Inc.	13	659
Akero Therapeutics, Inc.*	19	647
Aclaris Therapeutics, Inc.*	41	645
Cogent Biosciences, Inc.*	43	642
Riot Blockchain, Inc.*,1	91	638
Surgery Partners, Inc.*	27	632
Rent-A-Center, Inc.	36	630
Green Dot Corp. — Class A*	33	626
National Beverage Corp.	16	617
GEO Group, Inc.*	80	616
SunOpta, Inc.*	66	601
CareDx, Inc.*	35	596
Beyond Meat, Inc.*,1	42	595
Udemy, Inc.*	49	592
Kura Oncology, Inc.*	43	587
Madrigal Pharmaceuticals, Inc.*	9	585
Allogene Therapeutics, Inc.*	54	583
Editas Medicine, Inc.*	47	575
Deciphera Pharmaceuticals, Inc.*	31	574
Fulgent Genetics, Inc.*	15	572
Geron Corp.*	244	571
Kymera Therapeutics, Inc.*	26	566
Legalzoom.com, Inc.*	66	566
Krispy Kreme, Inc.	49	565
American Well Corp. — Class A*	155	556
Paragon 28, Inc.*	31	552
Varex Imaging Corp.*	26	550
DocGo, Inc.*	55	546
Adaptive Biotechnologies Corp.*	76	541
Avidity Biosciences, Inc.*	33	539
Brookdale Senior Living, Inc. — Class A*	126	538
TG Therapeutics, Inc.*	90	533
Ventyx Biosciences, Inc.*	15	524
BioLife Solutions, Inc.*	23	523
MannKind Corp.*	169	522
OPKO Health, Inc.*	274	518
Gossamer Bio, Inc.*	43	515
First Advantage Corp.*	40	513
AngioDynamics, Inc.*	25	511
Heska Corp.*	7	510
PROG Holdings, Inc.*	34	509
Treace Medical Concepts, Inc.*	23	508
Veru, Inc.*	44	507

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Consumer, Non-cyclical - 12.7% (continued)
National Healthcare Corp.	8	$507
Cutera, Inc.*	11	502
SP Plus Corp.*	16	501
Innoviva, Inc.*	43	499
Forma Therapeutics Holdings, Inc.*	25	499
23andMe Holding Co. — Class A*	174	498
Fresh Del Monte Produce, Inc.	21	488
Hanger, Inc.*	26	487
Aerie Pharmaceuticals, Inc.*	32	484
Deluxe Corp.	29	483
Morphic Holding, Inc.*	17	481
Coherus Biosciences, Inc.*	50	481
Rocket Pharmaceuticals, Inc.*	30	479
Reata Pharmaceuticals, Inc. — Class A*	19	478
Anavex Life Sciences Corp.*	46	475
Perdoceo Education Corp.*	46	474
Replimune Group, Inc.*	27	466
OrthoPediatrics Corp.*	10	461
CinCor Pharma, Inc.*	14	459
Arcutis Biotherapeutics, Inc.*	24	459
Accolade, Inc.*	40	457
John B Sanfilippo & Son, Inc.	6	454
USANA Health Sciences, Inc.*	8	448
Theravance Biopharma, Inc.*	44	446
CRA International, Inc.	5	444
Viad Corp.*	14	442
Clover Health Investments Corp.*	258	439
RAPT Therapeutics, Inc.*	18	433
Butterfly Network, Inc.*	90	423
Cerus Corp.*	117	421
Vivint Smart Home, Inc.*	64	421
TrueBlue, Inc.*	22	420
Alphatec Holdings, Inc.*	48	420
Castle Biosciences, Inc.*	16	417
Repay Holdings Corp.*	59	417
Keros Therapeutics, Inc.*	11	414
Senseonics Holdings, Inc.*	311	411
Sorrento Therapeutics, Inc.*	258	405
SI-BONE, Inc.*	23	402
Quanex Building Products Corp.	22	399
Oscar Health, Inc. — Class A*	80	399
Mersana Therapeutics, Inc.*	59	399
National Research Corp. — Class A	10	398
Resources Connection, Inc.	22	398
Alector, Inc.*	42	397
Sangamo Therapeutics, Inc.*	81	397
NanoString Technologies, Inc.*	31	396
Nektar Therapeutics*	123	394
Nurix Therapeutics, Inc.*	30	391
Mission Produce, Inc.*	27	390
Caribou Biosciences, Inc.*	37	390
Barrett Business Services, Inc.	5	390
Inogen, Inc.*	16	388
Point Biopharma Global, Inc.*	50	387
DICE Therapeutics, Inc.*	19	385
Design Therapeutics, Inc.*	23	385
Invitae Corp.*	156	384
MaxCyte, Inc.*	59	384
Pulmonx Corp.*	23	383
Calavo Growers, Inc.	12	381
Transcat, Inc.*	5	378
Vanda Pharmaceuticals, Inc.*	38	375
Arcellx, Inc.*	20	375
Agenus, Inc.*	183	375
Cardiovascular Systems, Inc.*	27	374
Collegium Pharmaceutical, Inc.*	23	369
CTI BioPharma Corp.*	63	367
ViewRay, Inc.*	100	364
2seventy bio, Inc.*	25	364
Franklin Covey Co.*	8	363
Bionano Genomics, Inc.*	198	362
Duckhorn Portfolio, Inc.*	25	361
Y-mAbs Therapeutics, Inc.*	25	361
Paya Holdings, Inc.*	59	361
Sana Biotechnology, Inc.*	60	360
Artivion, Inc.*	26	360
Inhibrx, Inc.*	20	359
Ideaya Biosciences, Inc.*	24	358
AnaptysBio, Inc.*	14	357
NGM Biopharmaceuticals, Inc.*	27	353
Viridian Therapeutics, Inc.*	17	349
Erasca, Inc.*	44	343
Ennis, Inc.	17	342
Heidrick & Struggles International, Inc.	13	338
Tootsie Roll Industries, Inc.	10	333
SIGA Technologies, Inc.	32	330
Kelly Services, Inc. — Class A	24	326
LifeStance Health Group, Inc.*	49	324
Axogen, Inc.*	27	322
Nano-X Imaging Ltd.*	28	321
Day One Biopharmaceuticals, Inc.*	16	320
Hackett Group, Inc.	18	319
2U, Inc.*	51	319
Benson Hill, Inc.*	116	318
Paysafe Ltd.*	228	315
ACCO Brands Corp.	64	314
Cass Information Systems, Inc.	9	312
Seres Therapeutics, Inc.*	48	308
ADMA Biologics, Inc.*	126	306
iTeos Therapeutics, Inc.*	16	305
Bluebird Bio, Inc.*	48	304
I3 Verticals, Inc. — Class A*	15	300
PMV Pharmaceuticals, Inc.*	25	298
Atea Pharmaceuticals, Inc.*	52	296
Heron Therapeutics, Inc.*	70	295
Cimpress plc*	12	294
SomaLogic, Inc.*	101	293
Nkarta, Inc.*	22	290
Carriage Services, Inc. — Class A	9	289
ANI Pharmaceuticals, Inc.*	9	289
Esperion Therapeutics, Inc.*	43	288
Forrester Research, Inc.*	8	288
Karyopharm Therapeutics, Inc.*	52	284
CareMax, Inc.*	40	284
V2X, Inc.*	8	283
Sterling Check Corp.*	16	282
Cara Therapeutics, Inc.*	30	281
Kezar Life Sciences, Inc.*	32	276
Surmodics, Inc.*	9	274
ImmunityBio, Inc.*,1	55	273
Agiliti, Inc.*	19	272

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Consumer, Non-cyclical - 12.7% (continued)
Imago Biosciences, Inc.*	18	$271
Seer, Inc.*	35	271
Adicet Bio, Inc.*	19	270
Kiniksa Pharmaceuticals Ltd. — Class A*	21	270
Arlo Technologies, Inc.*	58	269
Dyne Therapeutics, Inc.*	21	267
Protagonist Therapeutics, Inc.*	31	261
European Wax Center, Inc. — Class A	14	258
Ocugen, Inc.*	145	258
Inovio Pharmaceuticals, Inc.*	149	257
Cullinan Oncology, Inc.*	20	256
C4 Therapeutics, Inc.*	29	254
Quanterix Corp.*	23	253
Central Garden & Pet Co.*	7	252
Orthofix Medical, Inc.*	13	248
KalVista Pharmaceuticals, Inc.*	17	247
Tricida, Inc.*	23	241
Vital Farms, Inc.*	20	239
Kinnate Biopharma, Inc.*	20	239
BrightView Holdings, Inc.*	30	238
Anika Therapeutics, Inc.*	10	238
Intercept Pharmaceuticals, Inc.*	17	237
Arcturus Therapeutics Holdings, Inc.*	16	237
Atara Biotherapeutics, Inc.*	62	234
Custom Truck One Source, Inc.*	40	233
Albireo Pharma, Inc.*	12	232
Mirum Pharmaceuticals, Inc.*	11	231
Instil Bio, Inc.*	47	227
Cue Health, Inc.*	73	220
MiMedx Group, Inc.*	76	218
Aura Biosciences, Inc.*	12	217
Vita Coco Company, Inc.*	19	216
Ocular Therapeutix, Inc.*	52	216
Nuvalent, Inc. — Class A*	11	214
Turning Point Brands, Inc.	10	212
Eiger BioPharmaceuticals, Inc.*	28	211
Tarsus Pharmaceuticals, Inc.*	12	205
Aaron's Company, Inc.	21	204
Inotiv, Inc.*	12	202
Seneca Foods Corp. — Class A*	4	202
Tejon Ranch Co.*	14	202
Affimed N.V.*	96	198
Edgewise Therapeutics, Inc.*	20	197
Evolus, Inc.*	24	193
Stoke Therapeutics, Inc.*	15	193
Core Scientific, Inc.*	148	192
Vera Therapeutics, Inc.*	9	192
OraSure Technologies, Inc.*	50	190
Pennant Group, Inc.*	18	187
Fulcrum Therapeutics, Inc.*	23	186
Phibro Animal Health Corp. — Class A	14	186
Eagle Pharmaceuticals, Inc.*	7	185
Vaxart, Inc.*	84	183
Community Health Systems, Inc.*	85	183
Kodiak Sciences, Inc.*	23	178
Phathom Pharmaceuticals, Inc.*	16	177
Nuvation Bio, Inc.*	79	177
Liquidia Corp.*	32	174
ShotSpotter, Inc.*	6	173
Provention Bio, Inc.*	38	171
Utah Medical Products, Inc.	2	171
Quantum-Si, Inc.*	62	171
Generation Bio Co.*	32	170
MeiraGTx Holdings plc*	20	168
RxSight, Inc.*	14	168
Sutro Biopharma, Inc.*	30	167
Allovir, Inc.*	21	166
Tattooed Chef, Inc.*	33	164
Janux Therapeutics, Inc.*	12	162
4D Molecular Therapeutics, Inc.*	20	161
Landec Corp.*	18	160
IGM Biosciences, Inc.*	7	159
Rallybio Corp.*	11	159
Joint Corp.*	10	157
Monte Rosa Therapeutics, Inc.*	19	155
Alta Equipment Group, Inc.	14	154
Honest Company, Inc.*	44	154
HilleVax, Inc.*	9	154
Bioxcel Therapeutics, Inc.*	13	154
Organogenesis Holdings, Inc.*	47	152
Immunovant, Inc.*	27	151
iRadimed Corp.	5	150
Bioventus, Inc. — Class A*	21	147
WW International, Inc.*	37	145
Precigen, Inc.*	68	144
ALX Oncology Holdings, Inc.*	15	144
EyePoint Pharmaceuticals, Inc.*	18	142
MacroGenics, Inc.*	41	142
Amneal Pharmaceuticals, Inc.*	70	141
Aadi Bioscience, Inc.*	10	141
Xeris Biopharma Holdings, Inc.*	90	140
Arbutus Biopharma Corp.*	73	139
Century Therapeutics, Inc.*	14	138
Zimvie, Inc.*	14	138
Rigel Pharmaceuticals, Inc.*	117	138
Bright Health Group, Inc.*	131	137
SeaSpine Holdings Corp.*	24	136
Zynex, Inc.	15	136
BRC, Inc. — Class A*	17	131
PetIQ, Inc.*	19	131
Akoya Biosciences, Inc.*	11	129
Vicarious Surgical, Inc.*	37	124
Foghorn Therapeutics, Inc.*	14	120
Universal Technical Institute, Inc.*	22	120
American Public Education, Inc.*	13	119
Willdan Group, Inc.*	8	119
Lexicon Pharmaceuticals, Inc.*	49	118
Village Super Market, Inc. — Class A	6	116
Tango Therapeutics, Inc.*	32	116
Information Services Group, Inc.	24	114
Alico, Inc.	4	113
Absci Corp.*	36	113
Chimerix, Inc.*	57	110
Invivyd, Inc.*	35	110
Berkeley Lights, Inc.*	38	109
Whole Earth Brands, Inc.*	28	108
Celularity, Inc.*	46	106
PFSweb, Inc.*	11	103

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Consumer, Non-cyclical - 12.7% (continued)
22nd Century Group, Inc.*	110	$102
Tactile Systems Technology, Inc.*	13	101
Aerovate Therapeutics, Inc.*	6	100
Outlook Therapeutics, Inc.*	80	98
HF Foods Group, Inc.*	25	97
Singular Genomics Systems, Inc.*	38	95
AppHarvest, Inc.*	48	94
Sema4 Holdings Corp.*	107	94
Kronos Bio, Inc.*	28	94
VBI Vaccines, Inc.*	131	92
Spire Global, Inc.*	85	92
Bakkt Holdings, Inc.*	39	89
Moneylion, Inc.*	98	88
Distribution Solutions Group, Inc.*	3	85
Alpine Immune Sciences, Inc.*	11	79
Tyra Biosciences, Inc.*	9	79
P3 Health Partners, Inc.*	17	78
Innovage Holding Corp.*	13	76
Nature's Sunshine Products, Inc.*	9	74
Beachbody Company, Inc.*	71	72
Rent the Runway, Inc. — Class A*	32	70
Theseus Pharmaceuticals, Inc.*	12	70
Athira Pharma, Inc.*	23	68
Jounce Therapeutics, Inc.*	29	68
Nautilus Biotechnology, Inc.*	32	68
Science 37 Holdings, Inc.*	42	68
StoneMor, Inc.*	19	65
Natural Grocers by Vitamin Cottage, Inc.	6	65
Quad/Graphics, Inc.*	24	61
Vintage Wine Estates, Inc.*	22	61
Oncology Institute, Inc.*	13	60
Praxis Precision Medicines, Inc.*	26	59
Tenaya Therapeutics, Inc.*	19	55
PepGen, Inc.*	6	54
Priority Technology Holdings, Inc.*	12	54
AN2 Therapeutics, Inc.*	3	52
AirSculpt Technologies, Inc.	8	51
ATI Physical Therapy, Inc.*	51	51
Icosavax, Inc.*	15	47
Aveanna Healthcare Holdings, Inc.*	30	45
Thorne HealthTech, Inc.*	9	43
Bird Global, Inc. — Class A*	116	41
Talaris Therapeutics, Inc.*	15	39
Humacyte, Inc.*	12	39
Local Bounti Corp.*	13	37
Pardes Biosciences, Inc.*	19	35
Babylon Holdings Ltd. — Class A*	74	35
Cipher Mining, Inc.*	26	33
MarketWise, Inc.*	12	27
CompoSecure, Inc.*	5	25
Enochian Biosciences, Inc.*	13	24
GreenLight Biosciences Holdings PBC*	10	23
VistaGen Therapeutics, Inc.*	132	20
Greenidge Generation Holdings, Inc.*	9	18
Wejo Group Ltd.*	16	17
Alpha Teknova, Inc.*	4	13
Owlet, Inc.*	11	12
Gelesis Holdings, Inc.*	7	8
Boxed, Inc.*	8	7
Tenon Medical, Inc.*	2	3
Leafly Holdings, Inc.*	3	2
Total Consumer, Non-cyclical		378,039
Financial - 11.5%
SouthState Corp.	51	4,035
Kinsale Capital Group, Inc.	15	3,831
Glacier Bancorp, Inc.	75	3,685
First Financial Bankshares, Inc.	88	3,681
Agree Realty Corp. REIT	53	3,582
STAG Industrial, Inc. REIT	122	3,468
Old National Bancorp	199	3,278
Selective Insurance Group, Inc.	40	3,256
Valley National Bancorp	292	3,154
United Bankshares, Inc.	88	3,146
Cadence Bank	123	3,125
Home BancShares, Inc.	129	2,904
ServisFirst Bancshares, Inc.	34	2,720
Blackstone Mortgage Trust, Inc. — Class A REIT	115	2,684
RLI Corp.	26	2,662
Hancock Whitney Corp.	58	2,657
Terreno Realty Corp. REIT	50	2,650
Ryman Hospitality Properties, Inc. REIT	36	2,649
Houlihan Lokey, Inc.	34	2,563
Kite Realty Group Trust REIT	148	2,549
UMB Financial Corp.	30	2,529
Independence Realty Trust, Inc. REIT	150	2,510
First Interstate BancSystem, Inc. — Class A	62	2,502
Essent Group Ltd.	71	2,476
United Community Banks, Inc.	72	2,383
Independent Bank Corp.	31	2,310
Physicians Realty Trust REIT	153	2,301
CVB Financial Corp.	90	2,279
Phillips Edison & Company, Inc. REIT	78	2,188
PotlatchDeltic Corp. REIT	53	2,175
Community Bank System, Inc.	36	2,163
Radian Group, Inc.	110	2,122
Eastern Bankshares, Inc.	105	2,062
Apple Hospitality REIT, Inc.	146	2,053
Sabra Health Care REIT, Inc.	156	2,047
Associated Banc-Corp.	101	2,028
Ameris Bancorp	45	2,012
Texas Capital Bancshares, Inc.*	34	2,007
WSFS Financial Corp.	43	1,998
Pacific Premier Bancorp, Inc.	63	1,951
Mr Cooper Group, Inc.*	48	1,944
Federated Hermes, Inc. — Class B	58	1,921
Cathay General Bancorp	49	1,885
Essential Properties Realty Trust, Inc. REIT	95	1,848

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Financial - 11.5% (continued)
American Equity Investment Life Holding Co.	49	$1,827
BankUnited, Inc.	53	1,811
Simmons First National Corp. — Class A	83	1,809
Corporate Office Properties Trust REIT	76	1,765
Walker & Dunlop, Inc.	21	1,758
Broadstone Net Lease, Inc. REIT	113	1,755
Equity Commonwealth REIT	72	1,754
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	58	1,736
LXP Industrial Trust REIT	187	1,713
First BanCorp	125	1,710
Innovative Industrial Properties, Inc. REIT	19	1,682
Fulton Financial Corp.	106	1,675
National Health Investors, Inc. REIT	29	1,639
Silvergate Capital Corp. — Class A*	21	1,582
Atlantic Union Bankshares Corp.	51	1,549
Trupanion, Inc.*	26	1,545
Columbia Banking System, Inc.	53	1,531
International Bancshares Corp.	36	1,530
First Merchants Corp.	39	1,509
Outfront Media, Inc. REIT	99	1,504
Independent Bank Group, Inc.	24	1,473
Moelis & Co. — Class A	43	1,454
Hamilton Lane, Inc. — Class A	24	1,431
Jackson Financial, Inc. — Class A	51	1,415
SITE Centers Corp. REIT	132	1,414
CNO Financial Group, Inc.	77	1,384
Banner Corp.	23	1,359
Enstar Group Ltd.*	8	1,357
Sunstone Hotel Investors, Inc. REIT	143	1,347
McGrath RentCorp	16	1,342
Palomar Holdings, Inc.*	16	1,340
Axos Financial, Inc.*	39	1,335
First Financial Bancorp	63	1,328
Washington Federal, Inc.	44	1,319
Four Corners Property Trust, Inc. REIT	54	1,306
WesBanco, Inc.	39	1,301
Stock Yards Bancorp, Inc.	19	1,292
Arbor Realty Trust, Inc. REIT	112	1,288
Pebblebrook Hotel Trust REIT	88	1,277
Trustmark Corp.	41	1,256
Park National Corp.	10	1,245
Seacoast Banking Corporation of Florida	41	1,239
Lakeland Financial Corp.	17	1,238
Kennedy-Wilson Holdings, Inc.	80	1,237
Cushman & Wakefield plc*	108	1,236
TowneBank	46	1,234
Focus Financial Partners, Inc. — Class A*	39	1,229
Heartland Financial USA, Inc.	28	1,214
Genworth Financial, Inc. — Class A*	339	1,186
CareTrust REIT, Inc.	65	1,177
Flagstar Bancorp, Inc.	35	1,169
BancFirst Corp.	13	1,163
NMI Holdings, Inc. — Class A*	57	1,161
Macerich Co. REIT	146	1,159
Renasant Corp.	37	1,157
Piper Sandler Cos.	11	1,152
Retail Opportunity Investments Corp. REIT	82	1,128
Uniti Group, Inc. REIT	161	1,119
Northwest Bancshares, Inc.	82	1,108
Artisan Partners Asset Management, Inc. — Class A	41	1,104
Bank of NT Butterfield & Son Ltd.	34	1,104
Navient Corp.	75	1,102
RLJ Lodging Trust REIT	108	1,093
Xenia Hotels & Resorts, Inc. REIT	78	1,076
Bread Financial Holdings, Inc.	34	1,069
PJT Partners, Inc. — Class A	16	1,069
DiamondRock Hospitality Co. REIT	142	1,066
Cohen & Steers, Inc.	17	1,065
NBT Bancorp, Inc.	28	1,063
Sandy Spring Bancorp, Inc.	30	1,058
Enterprise Financial Services Corp.	24	1,057
BRP Group, Inc. — Class A*	40	1,054
Urban Edge Properties REIT	78	1,041
Washington Real Estate Investment Trust REIT	59	1,036
Hope Bancorp, Inc.	79	999
StoneX Group, Inc.*	12	995
Cannae Holdings, Inc.*	48	992
Horace Mann Educators Corp.	28	988
InvenTrust Properties Corp. REIT	46	981
Easterly Government Properties, Inc. REIT	62	978
LTC Properties, Inc. REIT	26	974
Veritex Holdings, Inc.	36	957
Provident Financial Services, Inc.	49	956
Tanger Factory Outlet Centers, Inc. REIT	69	944
Eagle Bancorp, Inc.	21	941
Westamerica BanCorp	18	941
TriCo Bancshares	21	938
FB Financial Corp.	24	917
City Holding Co.	10	887
StepStone Group, Inc. — Class A	36	882
First Bancorp	24	878
Piedmont Office Realty Trust, Inc. — Class A REIT	83	876
Triumph Bancorp, Inc.*	16	870
PRA Group, Inc.*	26	854
Flywire Corp.*	37	850
American Assets Trust, Inc. REIT	33	849
Hilltop Holdings, Inc.	34	845
Bancorp, Inc.*	38	835
Chimera Investment Corp. REIT	157	820
Berkshire Hills Bancorp, Inc.	30	819
Safety Insurance Group, Inc.	10	816
PennyMac Financial Services, Inc.	19	815

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Financial - 11.5% (continued)
Alexander & Baldwin, Inc. REIT	49	$812
First Commonwealth Financial Corp.	63	809
OFG Bancorp	32	804
Virtus Investment Partners, Inc.	5	798
Acadia Realty Trust REIT	63	795
Nelnet, Inc. — Class A	10	792
Paramount Group, Inc. REIT	127	791
Apollo Commercial Real Estate Finance, Inc. REIT	95	788
Stewart Information Services Corp.	18	786
Getty Realty Corp. REIT	29	780
Two Harbors Investment Corp. REIT	234	777
Brandywine Realty Trust REIT	115	776
Newmark Group, Inc. — Class A	96	774
First Busey Corp.	35	769
LendingClub Corp.*	69	762
S&T Bancorp, Inc.	26	762
Global Net Lease, Inc. REIT	71	756
Apartment Investment and Management Co. — Class A REIT	102	745
Southside Bancshares, Inc.	21	743
Compass Diversified Holdings	41	740
National Bank Holdings Corp. — Class A	20	740
St. Joe Co.	23	737
Capitol Federal Financial, Inc.	88	730
PennyMac Mortgage Investment Trust REIT	62	730
NETSTREIT Corp.	41	730
Claros Mortgage Trust, Inc.	62	728
Encore Capital Group, Inc.*	16	728
OceanFirst Financial Corp.	39	727
ProAssurance Corp.	37	722
Cowen, Inc. — Class A	18	696
NexPoint Residential Trust, Inc. REIT	15	693
Ladder Capital Corp. — Class A REIT	77	690
BGC Partners, Inc. — Class A	217	681
German American Bancorp, Inc.	19	678
Centerspace REIT	10	673
Live Oak Bancshares, Inc.	22	673
Lakeland Bancorp, Inc.	42	672
Veris Residential, Inc. REIT*	58	659
Lemonade, Inc.*	31	657
Tompkins Financial Corp.	9	654
Dime Community Bancshares, Inc.	22	644
First Foundation, Inc.	35	635
Pathward Financial, Inc.	19	626
B Riley Financial, Inc.	14	623
Employers Holdings, Inc.	18	621
Customers Bancorp, Inc.*	21	619
Blucora, Inc.*	32	619
Premier Financial Corp.	24	617
Anywhere Real Estate, Inc.*	76	616
Enova International, Inc.*	21	615
Franklin BSP Realty Trust, Inc. REIT[1]	57	614
Heritage Financial Corp.	23	609
AMERISAFE, Inc.	13	607
New York Mortgage Trust, Inc. REIT	258	604
Empire State Realty Trust, Inc. — Class A REIT	91	597
Farmer Mac — Class C	6	595
Brookline Bancorp, Inc.	51	594
Preferred Bank/Los Angeles CA	9	587
Origin Bancorp, Inc.	15	577
ConnectOne Bancorp, Inc.	25	576
Service Properties Trust REIT	111	576
Banc of California, Inc.	36	575
James River Group Holdings Ltd.	25	570
KKR Real Estate Finance Trust, Inc. REIT	35	569
Nicolet Bankshares, Inc.*	8	564
QCR Holdings, Inc.	11	560
Washington Trust Bancorp, Inc.	12	558
Marcus & Millichap, Inc.	17	557
Peoples Bancorp, Inc.	19	550
UMH Properties, Inc. REIT	34	549
MFA Financial, Inc. REIT	70	545
Allegiance Bancshares, Inc.	13	541
Necessity Retail REIT, Inc.	91	535
eXp World Holdings, Inc.	47	527
Community Healthcare Trust, Inc. REIT	16	524
Mercury General Corp.	18	512
1st Source Corp.	11	509
Bluerock Residential Growth REIT, Inc.	19	508
Ready Capital Corp. REIT	50	507
International Money Express, Inc.*	22	501
Hanmi Financial Corp.	21	497
Columbia Financial, Inc.*	23	486
Horizon Bancorp, Inc.	27	485
Radius Global Infrastructure, Inc. — Class A*	51	480
Summit Hotel Properties, Inc. REIT	71	477
Amerant Bancorp, Inc.	19	472
Univest Financial Corp.	20	470
Armada Hoffler Properties, Inc. REIT	45	467
Redwood Trust, Inc. REIT	81	465
Goosehead Insurance, Inc. — Class A*	13	463
CBL & Associates Properties, Inc. REIT	18	461
Heritage Commerce Corp.	40	454
Metropolitan Bank Holding Corp.*	7	451
Broadmark Realty Capital, Inc. REIT	88	450
Office Properties Income Trust REIT	32	450
Community Trust Bancorp, Inc.	11	446
Kearny Financial Corp.	42	446
Ellington Financial, Inc. REIT	39	443
Enact Holdings, Inc.	20	443
Plymouth Industrial REIT, Inc.	26	437

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Financial - 11.5% (continued)
RPT Realty REIT	57	$431
WisdomTree Investments, Inc.	92	431
Northfield Bancorp, Inc.	30	429
Camden National Corp.	10	426
Argo Group International Holdings Ltd.	22	424
iStar, Inc. REIT	45	417
HarborOne Bancorp, Inc.	31	416
First Mid Bancshares, Inc.	13	416
Redfin Corp.*	71	415
BrightSpire Capital, Inc. REIT	65	410
TrustCo Bank Corporation NY	13	408
Compass, Inc. — Class A*	176	408
CrossFirst Bankshares, Inc.*	31	405
Peapack-Gladstone Financial Corp.	12	404
Gladstone Commercial Corp. REIT	26	403
United Fire Group, Inc.	14	402
Cambridge Bancorp	5	399
Gladstone Land Corp. REIT	22	398
Brookfield Business Corp. — Class A	18	398
Safehold, Inc. REIT	15	397
Ambac Financial Group, Inc.*	31	395
Farmland Partners, Inc. REIT	31	393
Universal Health Realty Income Trust REIT	9	389
First Bancshares, Inc.	13	388
Flushing Financial Corp.	20	387
Old Second Bancorp, Inc.	29	378
Central Pacific Financial Corp.	18	372
First Community Bankshares, Inc.	11	352
Stellar Bancorp, Inc.	12	351
Global Medical REIT, Inc. REIT	41	349
HomeStreet, Inc.	12	346
Byline Bancorp, Inc.	17	344
Great Southern Bancorp, Inc.	6	342
National Western Life Group, Inc. — Class A	2	342
Orion Office REIT, Inc. REIT	39	341
ARMOUR Residential REIT, Inc. REIT	70	341
Diamond Hill Investment Group, Inc.	2	330
Midland States Bancorp, Inc.	14	330
Bank of Marin Bancorp	11	329
TPG RE Finance Trust, Inc. REIT	47	329
Brightsphere Investment Group, Inc.	22	328
First Financial Corp.	7	316
Chatham Lodging Trust REIT*	32	316
Ares Commercial Real Estate Corp. REIT	30	313
Urstadt Biddle Properties, Inc. — Class A REIT	20	310
SiriusPoint Ltd.*	62	307
Bank First Corp.	4	306
MBIA, Inc.*	33	304
Business First Bancshares, Inc.	14	301
Saul Centers, Inc. REIT	8	300
Mercantile Bank Corp.	10	297
Equity Bancshares, Inc. — Class A	10	296
Dynex Capital, Inc. REIT	25	291
World Acceptance Corp.*	3	290
City Office REIT, Inc. REIT	29	289
Mid Penn Bancorp, Inc.	10	287
Capital City Bank Group, Inc.	9	280
Coastal Financial Corp.*	7	278
Farmers National Banc Corp.	21	275
AssetMark Financial Holdings, Inc.*	15	274
MidWestOne Financial Group, Inc.	10	273
SmartFinancial, Inc.	11	272
FRP Holdings, Inc.*	5	272
Whitestone REIT — Class B REIT	32	271
Independent Bank Corp.	14	267
Arrow Financial Corp.	9	267
Bar Harbor Bankshares	10	265
EZCORP, Inc. — Class A*	34	262
Capstar Financial Holdings, Inc.	14	259
CNB Financial Corp.	11	259
First of Long Island Corp.	15	259
Carter Bankshares, Inc.*	16	258
Victory Capital Holdings, Inc. — Class A	11	256
Metrocity Bankshares, Inc.	13	255
Invesco Mortgage Capital, Inc. REIT	23	255
Five Star Bancorp	9	255
Southern Missouri Bancorp, Inc.	5	255
Merchants Bancorp	11	254
RE/MAX Holdings, Inc. — Class A	13	246
Seritage Growth Properties REIT*	27	244
Industrial Logistics Properties Trust REIT	44	242
Citizens & Northern Corp.	10	242
Financial Institutions, Inc.	10	241
RMR Group, Inc. — Class A	10	237
Peoples Financial Services Corp.	5	234
Granite Point Mortgage Trust, Inc. REIT	36	232
One Liberty Properties, Inc. REIT	11	231
Bridgewater Bancshares, Inc.*	14	231
Republic Bancorp, Inc. — Class A	6	230
West BanCorp, Inc.	11	229
GCM Grosvenor, Inc. — Class A	29	229
Waterstone Financial, Inc.	14	226
Amalgamated Financial Corp.	10	225
CTO Realty Growth, Inc. REIT	12	225
American National Bankshares, Inc.	7	224
Alerus Financial Corp.	10	221
HomeTrust Bancshares, Inc.	10	221
Summit Financial Group, Inc.	8	216
Farmers & Merchants Bancorp Incorporated/Archbold OH	8	215
Indus Realty Trust, Inc. REIT	4	209
Douglas Elliman, Inc.	51	209
Southern First Bancshares, Inc.*	5	208

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Financial - 11.5% (continued)
Shore Bancshares, Inc.	12	$208
RBB Bancorp	10	208
Civista Bancshares, Inc.	10	208
Guaranty Bancshares, Inc.	6	208
First Internet Bancorp	6	203
Blue Foundry Bancorp*	18	201
Hippo Holdings, Inc.*	11	199
Braemar Hotels & Resorts, Inc. REIT	46	198
Orchid Island Capital, Inc. REIT	24	197
John Marshall Bancorp, Inc.	8	196
Home Bancorp, Inc.	5	195
MVB Financial Corp.	7	195
South Plains Financial, Inc.	7	193
First Bancorp, Inc.	7	193
Esquire Financial Holdings, Inc.	5	188
Oppenheimer Holdings, Inc. — Class A	6	186
Primis Financial Corp.	15	182
ACNB Corp.	6	180
Enterprise Bancorp, Inc.	6	179
Sierra Bancorp	9	178
Universal Insurance Holdings, Inc.	18	177
Perella Weinberg Partners	28	177
Franklin Street Properties Corp. REIT	67	176
Postal Realty Trust, Inc. — Class A REIT	12	176
Tiptree, Inc. — Class A	16	172
AFC Gamma, Inc. REIT	11	168
BCB Bancorp, Inc.	10	168
Hersha Hospitality Trust — Class A REIT	21	168
Orrstown Financial Services, Inc.	7	167
LendingTree, Inc.*	7	167
Macatawa Bank Corp.	18	167
BRT Apartments Corp. REIT	8	162
First Business Financial Services, Inc.	5	162
Diversified Healthcare Trust REIT	161	159
Sculptor Capital Management, Inc.	18	159
BayCom Corp.	9	158
HCI Group, Inc.	4	157
Ashford Hospitality Trust, Inc. REIT*	23	157
Third Coast Bancshares, Inc.*	9	154
FVCBankcorp, Inc.*	8	153
Blue Ridge Bankshares, Inc.	12	153
NerdWallet, Inc. — Class A*	17	151
First Bank/Hamilton NJ	11	150
Red River Bancshares, Inc.	3	148
Parke Bancorp, Inc.	7	147
Northeast Bank	4	147
PCB Bancorp	8	145
PCSB Financial Corp.	8	143
Colony Bankcorp, Inc.	11	143
Provident Bancorp, Inc.	10	143
Regional Management Corp.	5	140
Capital Bancorp, Inc.	6	139
Manning & Napier, Inc. — Class A	11	135
Donegal Group, Inc. — Class A	10	135
Greenlight Capital Re Ltd. — Class A*	18	134
HBT Financial, Inc.	7	127
Unity Bancorp, Inc.	5	126
First Western Financial, Inc.*	5	123
Bankwell Financial Group, Inc.	4	116
Luther Burbank Corp.	10	116
Greene County Bancorp, Inc.	2	115
Silvercrest Asset Management Group, Inc. — Class A	7	114
Pzena Investment Management, Inc. — Class A	11	104
Legacy Housing Corp.*	6	103
Angel Oak Mortgage, Inc. REIT	8	96
Republic First Bancorp, Inc.*	33	93
Stratus Properties, Inc.	4	93
USCB Financial Holdings, Inc.*	7	92
First Guaranty Bancshares, Inc.	4	88
Oportun Financial Corp.*	19	83
NI Holdings, Inc.*	6	80
Atlanticus Holdings Corp.*	3	79
Pioneer Bancorp, Inc.*	8	76
Nexpoint Real Estate Finance, Inc. REIT	5	75
Sterling Bancorp, Inc.*	12	72
eHealth, Inc.*	17	66
Selectquote, Inc.*	91	66
Velocity Financial, Inc.*	6	65
Crawford & Co. — Class A	11	63
Curo Group Holdings Corp.	15	60
Chicago Atlantic Real Estate Finance, Inc.	4	57
Clipper Realty, Inc. REIT	8	56
Offerpad Solutions, Inc.*	46	56
GAMCO Investors, Inc. — Class A	3	51
Trean Insurance Group, Inc.*	15	51
Consumer Portfolio Services, Inc.*	6	44
Doma Holdings, Inc.*	93	41
Root, Inc. — Class A*	5	39
Finance of America Companies, Inc. — Class A*	26	39
SWK Holdings Corp.*	2	34
OppFi, Inc.*	9	21
Sunlight Financial Holdings, Inc.*	16	20
Applied Blockchain, Inc.*	5	9
Cryptyde, Inc.*	12	8
Home Point Capital, Inc.	5	8
Total Financial		343,893
Industrial - 6.5%
Chart Industries, Inc.*	25	4,609
RBC Bearings, Inc.*	19	3,948
EMCOR Group, Inc.	33	3,811
Saia, Inc.*	18	3,420
Exponent, Inc.	34	2,981
UFP Industries, Inc.	40	2,886
Novanta, Inc.*	24	2,776
Applied Industrial Technologies, Inc.	26	2,672
Evoqua Water Technologies Corp.*	80	2,646

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Financial - 11.5% (continued)
Casella Waste Systems, Inc. — Class A*	34	$2,597
Franklin Electric Company, Inc.	31	2,533
Fluor Corp.*	96	2,389
Fabrinet*	25	2,386
Bloom Energy Corp. — Class A*	119	2,379
Comfort Systems USA, Inc.	24	2,336
Simpson Manufacturing Company, Inc.	29	2,274
Watts Water Technologies, Inc. — Class A	18	2,263
Mueller Industries, Inc.	38	2,259
Atkore, Inc.*	28	2,179
Aerojet Rocketdyne Holdings, Inc.*	54	2,159
Zurn Elkay Water Solutions Corp.	84	2,058
GATX Corp.	24	2,044
Advanced Energy Industries, Inc.	25	1,935
Summit Materials, Inc. — Class A*	80	1,917
Dycom Industries, Inc.*	20	1,911
Arcosa, Inc.	33	1,887
Badger Meter, Inc.	20	1,848
Atlas Air Worldwide Holdings, Inc.*	19	1,816
John Bean Technologies Corp.	21	1,806
Sanmina Corp.*	39	1,797
Belden, Inc.	29	1,741
Hillenbrand, Inc.	47	1,726
Golar LNG Ltd.*	68	1,695
Plexus Corp.*	19	1,664
SPX Technologies, Inc.*	30	1,657
Albany International Corp. — Class A	21	1,656
EnerSys	28	1,629
Forward Air Corp.	18	1,625
Werner Enterprises, Inc.	43	1,617
AAON, Inc.	30	1,616
Boise Cascade Co.	27	1,605
Vishay Intertechnology, Inc.	90	1,601
Matson, Inc.	26	1,599
Hub Group, Inc. — Class A*	23	1,587
Cactus, Inc. — Class A	40	1,537
Federal Signal Corp.	40	1,493
Altra Industrial Motion Corp.	44	1,479
Scorpio Tankers, Inc.	33	1,387
Encore Wire Corp.	12	1,386
O-I Glass, Inc.*	106	1,373
Enovix Corp.*	74	1,357
Terex Corp.	45	1,338
Moog, Inc. — Class A	19	1,337
Kadant, Inc.	8	1,335
AeroVironment, Inc.*	16	1,334
Xometry, Inc. — Class A*	23	1,306
Brady Corp. — Class A	31	1,294
Itron, Inc.*	30	1,263
ESCO Technologies, Inc.	17	1,248
ArcBest Corp.	17	1,236
CSW Industrials, Inc.	10	1,198
Trinity Industries, Inc.	56	1,196
EnPro Industries, Inc.	14	1,190
International Seaways, Inc.	33	1,159
Frontdoor, Inc.*	56	1,142
Kennametal, Inc.	55	1,132
Energizer Holdings, Inc.	45	1,131
Materion Corp.	14	1,120
NV5 Global, Inc.*	9	1,114
Helios Technologies, Inc.	22	1,113
Mueller Water Products, Inc. — Class A	106	1,089
Masonite International Corp.*	15	1,069
Greif, Inc. — Class A	17	1,013
Lindsay Corp.	7	1,003
Air Transport Services Group, Inc.*	40	964
Barnes Group, Inc.	33	953
MYR Group, Inc.*	11	932
Frontline Ltd.	85	929
Griffon Corp.	31	915
TTM Technologies, Inc.*	69	909
Vicor Corp.*	15	887
CTS Corp.	21	875
Gibraltar Industries, Inc.*	21	860
Alamo Group, Inc.	7	856
Kratos Defense & Security Solutions, Inc.*	84	853
AAR Corp.*	23	824
PGT Innovations, Inc.*	39	817
Energy Recovery, Inc.*	37	804
Worthington Industries, Inc.	21	801
OSI Systems, Inc.*	11	793
Marten Transport Ltd.	40	766
Granite Construction, Inc.	30	762
Knowles Corp.*	61	742
Tennant Co.	13	735
Joby Aviation, Inc.*,1	169	732
CryoPort, Inc.*	30	731
TriMas Corp.	29	727
Enerpac Tool Group Corp.	40	713
SFL Corporation Ltd.	78	711
Construction Partners, Inc. — Class A*	27	708
DHT Holdings, Inc.	93	703
Mirion Technologies, Inc.*	93	695
Proto Labs, Inc.*	19	692
Hillman Solutions Corp.*	91	686
Standex International Corp.	8	653
Montrose Environmental Group, Inc.*	19	639
AZZ, Inc.	17	621
Golden Ocean Group Ltd.	83	620
Sturm Ruger & Company, Inc.	12	609
FLEX LNG Ltd.	19	602
Benchmark Electronics, Inc.	24	595
Rocket Lab USA, Inc.*	145	590
Primoris Services Corp.	36	585
Napco Security Technologies, Inc.*	20	582
PureCycle Technologies, Inc.*	72	581
Apogee Enterprises, Inc.	15	573
GrafTech International Ltd.	133	573
Greenbrier Companies, Inc.	22	534
Kaman Corp.	19	531
JELD-WEN Holding, Inc.*	58	508
Columbus McKinnon Corp.	19	497
Janus International Group, Inc.*	55	491

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Financial - 11.5% (continued)
American Woodmark Corp.*	11	$482
Li-Cycle Holdings Corp.*	90	479
Astec Industries, Inc.	15	468
TimkenSteel Corp.*	31	465
Ichor Holdings Ltd.*	19	460
Heartland Express, Inc.	32	458
Matthews International Corp. — Class A	20	448
Blink Charging Co.*	25	443
Modine Manufacturing Co.*	34	440
GoPro, Inc. — Class A*	89	439
Sterling Infrastructure, Inc.*	20	429
UFP Technologies, Inc.*	5	429
Mesa Laboratories, Inc.	3	422
Chase Corp.	5	418
Teekay Tankers Ltd. — Class A*	15	413
Myers Industries, Inc.	25	412
MicroVision, Inc.*	112	404
Eagle Bulk Shipping, Inc.	9	389
Triumph Group, Inc.*	43	369
Gorman-Rupp Co.	15	357
Insteel Industries, Inc.	13	345
Nordic American Tankers Ltd.	129	344
Thermon Group Holdings, Inc.*	22	339
Great Lakes Dredge & Dock Corp.*	44	333
Costamare, Inc.	37	331
FARO Technologies, Inc.*	12	329
Heritage-Crystal Clean, Inc.*	11	325
Smith & Wesson Brands, Inc.	31	321
Genco Shipping & Trading Ltd.	25	313
Stoneridge, Inc.*	18	305
LSB Industries, Inc.*	21	299
Argan, Inc.	9	290
Centrus Energy Corp. — Class A*	7	287
Dorian LPG Ltd.	21	285
nLight, Inc.*	30	284
Ryerson Holding Corp.	11	283
Haynes International, Inc.	8	281
Ducommun, Inc.*	7	278
Luxfer Holdings plc	19	275
Kimball Electronics, Inc.*	16	274
CyberOptics Corp.*	5	269
Cadre Holdings, Inc.	11	265
Allied Motion Technologies, Inc.	9	258
Babcock & Wilcox Enterprises, Inc.*	40	255
Pactiv Evergreen, Inc.	29	253
908 Devices, Inc.*	15	247
NuScale Power Corp.*	21	245
Greif, Inc. — Class B	4	243
DXP Enterprises, Inc.*	10	237
Vishay Precision Group, Inc.*	8	237
ESS Tech, Inc.*	55	225
Archer Aviation, Inc. — Class A*	84	219
Ardmore Shipping Corp.*	24	219
CIRCOR International, Inc.*	13	214
AerSale Corp.*	11	204
Covenant Logistics Group, Inc. — Class A	7	201
Harsco Corp.*	53	198
Northwest Pipe Co.*	7	197
National Presto Industries, Inc.	3	195
Identiv, Inc.*	15	188
Manitowoc Company, Inc.*	24	186
Omega Flex, Inc.	2	185
SmartRent, Inc.*	81	184
Comtech Telecommunications Corp.	18	180
Eastman Kodak Co.*	39	179
AMMO, Inc.*	59	173
Tredegar Corp.	18	170
Teekay Corp.*	47	169
IES Holdings, Inc.*	6	166
Tutor Perini Corp.*	29	160
Olympic Steel, Inc.	7	160
Universal Logistics Holdings, Inc.	5	159
Daseke, Inc.*	28	151
Hyster-Yale Materials Handling, Inc.	7	151
Radiant Logistics, Inc.*	26	148
Park Aerospace Corp.	13	144
Caesarstone Ltd.	15	140
Astronics Corp.*	17	133
Charge Enterprises, Inc.*	73	128
Powell Industries, Inc.	6	126
PAM Transportation Services, Inc.*	4	124
Safe Bulkers, Inc.	50	123
Evolv Technologies Holdings, Inc.*	57	121
Concrete Pumping Holdings, Inc.*	18	116
Sarcos Technology and Robotics Corp.*	51	113
Pure Cycle Corp.*	13	109
Latham Group, Inc.*	30	108
Akoustis Technologies, Inc.*	35	104
View, Inc.*	76	102
Ranpak Holdings Corp.*	29	99
Sight Sciences, Inc.*	15	95
Atlas Technical Consultants, Inc.*	12	80
Transphorm, Inc.*	15	75
Turtle Beach Corp.*	10	68
Karat Packaging, Inc.*	4	64
Astra Space, Inc.*	98	60
Hydrofarm Holdings Group, Inc.*	30	58
Berkshire Grey, Inc.*	33	56
Momentus, Inc.*	37	51
NL Industries, Inc.	6	46
Redwire Corp.*	13	31
AEye, Inc.*	18	20
Fathom Digital Manufacturing C*	7	14
Total Industrial		193,714
Consumer, Cyclical - 5.4%
Murphy USA, Inc.	15	4,124
Texas Roadhouse, Inc. — Class A	45	3,927
Crocs, Inc.*	41	2,815
Light & Wonder, Inc. — Class A*	64	2,744
Wingstop, Inc.	20	2,508
Academy Sports & Outdoors, Inc.	56	2,362
Fox Factory Holding Corp.*	29	2,293
Asbury Automotive Group, Inc.*	15	2,266

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Consumer, Cyclical - 5.4% (continued)
Visteon Corp.*	19	$2,015
Hilton Grand Vacations, Inc.*	59	1,941
Goodyear Tire & Rubber Co.*	190	1,917
Beacon Roofing Supply, Inc.*	35	1,915
FirstCash Holdings, Inc.	26	1,907
Skyline Champion Corp.*	36	1,903
Resideo Technologies, Inc.*	98	1,868
Topgolf Callaway Brands Corp.*	95	1,830
Adient plc*	64	1,776
Signet Jewelers Ltd.	31	1,773
Meritage Homes Corp.*	25	1,757
National Vision Holdings, Inc.*	53	1,730
Taylor Morrison Home Corp. — Class A*	74	1,726
LCI Industries	17	1,725
Foot Locker, Inc.	55	1,712
UniFirst Corp.	10	1,682
Papa John's International, Inc.	22	1,540
Dorman Products, Inc.*	18	1,478
Group 1 Automotive, Inc.	10	1,429
Steven Madden Ltd.	53	1,414
Spirit Airlines, Inc.*	74	1,393
Cracker Barrel Old Country Store, Inc.	15	1,389
KB Home	53	1,374
Installed Building Products, Inc.	16	1,296
Kontoor Brands, Inc.	38	1,277
SeaWorld Entertainment, Inc.*	28	1,274
Rush Enterprises, Inc. — Class A	29	1,272
Cavco Industries, Inc.*	6	1,235
Sonos, Inc.*	87	1,209
Luminar Technologies, Inc.*,1	161	1,173
Boot Barn Holdings, Inc.*	20	1,169
Red Rock Resorts, Inc. — Class A	34	1,165
GMS, Inc.*	29	1,160
LGI Homes, Inc.*	14	1,139
Nu Skin Enterprises, Inc. — Class A	34	1,135
Shake Shack, Inc. — Class A*	25	1,124
Winnebago Industries, Inc.	21	1,118
Bloomin' Brands, Inc.	60	1,100
Gentherm, Inc.*	22	1,094
Sweetgreen, Inc. — Class A*	59	1,092
MDC Holdings, Inc.	39	1,069
International Game Technology plc	66	1,043
Jack in the Box, Inc.	14	1,037
Tri Pointe Homes, Inc.*	68	1,028
American Eagle Outfitters, Inc.*	105	1,022
ODP Corp.*	29	1,019
iRobot Corp.*	18	1,014
Dana, Inc.	88	1,006
Acushnet Holdings Corp.	23	1,000
World Fuel Services Corp.	42	984
PriceSmart, Inc.	17	979
Tenneco, Inc. — Class A*	56	974
XPEL, Inc.*	15	967
Cheesecake Factory, Inc.	33	966
Everi Holdings, Inc.*	58	941
Methode Electronics, Inc.	25	929
Vista Outdoor, Inc.*	38	924
Sally Beauty Holdings, Inc.*	73	920
Dave & Buster's Entertainment, Inc.*	29	900
Oxford Industries, Inc.	10	898
Cinemark Holdings, Inc.*	74	896
Veritiv Corp.*	9	880
KAR Auction Services, Inc.*	78	871
Urban Outfitters, Inc.*	43	845
Fisker, Inc.*,1	110	831
Dillard's, Inc. — Class A	3	818
Century Communities, Inc.	19	813
MillerKnoll, Inc.	52	811
Wolverine World Wide, Inc.	52	800
Warby Parker, Inc. — Class A*	57	760
Madison Square Garden Entertainment Corp.*	17	750
Proterra, Inc.*	150	747
HNI Corp.	28	742
Allegiant Travel Co. — Class A*	10	730
Virgin Galactic Holdings, Inc.*	154	725
Brinker International, Inc.*	29	724
TuSimple Holdings, Inc. — Class A*	95	722
Liberty Media Corporation-Liberty Braves — Class C*	26	715
Nikola Corp.*,1	198	697
Malibu Boats, Inc. — Class A*	14	672
Camping World Holdings, Inc. — Class A	26	658
Patrick Industries, Inc.	15	658
La-Z-Boy, Inc.	29	655
M/I Homes, Inc.*	18	652
Dine Brands Global, Inc.	10	636
Buckle, Inc.	20	633
H&E Equipment Services, Inc.	22	623
Clean Energy Fuels Corp.*	115	614
Healthcare Services Group, Inc.	50	605
Designer Brands, Inc. — Class A	39	597
Caleres, Inc.	24	581
Sonic Automotive, Inc. — Class A	13	563
SkyWest, Inc.*	34	553
Lions Gate Entertainment Corp. — Class B*	79	549
Arko Corp.	58	545
Abercrombie & Fitch Co. — Class A*	34	529
American Axle & Manufacturing Holdings, Inc.*	77	526
Wabash National Corp.	33	514
Sleep Number Corp.*	15	507
Monarch Casino & Resort, Inc.*	9	505
indie Semiconductor, Inc. — Class A*	68	498
Bally's Corp.*	25	494
Golden Entertainment, Inc.*	14	489
TravelCenters of America, Inc.*	9	485
Qurate Retail, Inc. — Class A	236	474
Shyft Group, Inc.	23	470
Solid Power, Inc.*	89	468
Franchise Group, Inc.	19	462
Standard Motor Products, Inc.	14	455
IMAX Corp.*	32	452
ScanSource, Inc.*	17	449
G-III Apparel Group Ltd.*	30	448

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Consumer, Cyclical - 5.4% (continued)
Hibbett, Inc.	9	$448
Hawaiian Holdings, Inc.*	34	447
Funko, Inc. — Class A*	22	445
Winmark Corp.	2	433
Titan International, Inc.*	35	425
Douglas Dynamics, Inc.	15	420
MarineMax, Inc.*	14	417
Green Brick Partners, Inc.*	19	406
MRC Global, Inc.*	56	403
Vizio Holding Corp. — Class A*	46	402
Chico's FAS, Inc.*	83	402
Titan Machinery, Inc.*	14	396
RCI Hospitality Holdings, Inc.	6	392
Steelcase, Inc. — Class A	58	378
OneSpaWorld Holdings Ltd.*	45	378
BlueLinx Holdings, Inc.*	6	373
Ruth's Hospitality Group, Inc.	22	371
Sovos Brands, Inc.*	26	370
EVgo, Inc.*,1	46	364
PC Connection, Inc.	8	361
Interface, Inc. — Class A	40	360
BJ's Restaurants, Inc.*	15	358
Denny's Corp.*	38	358
Genesco, Inc.*	9	354
Ermenegildo Zegna N.V.	32	344
A-Mark Precious Metals, Inc.	12	341
Guess?, Inc.	23	337
Bed Bath & Beyond, Inc.*,1	54	329
Bowlero Corp.*	26	320
Ethan Allen Interiors, Inc.	15	317
Accel Entertainment, Inc.*	40	312
Movado Group, Inc.	11	310
Chuy's Holdings, Inc.*	13	301
Sun Country Airlines Holdings, Inc.*	22	299
Lions Gate Entertainment Corp. — Class A*	40	297
Big Lots, Inc.	19	297
Workhorse Group, Inc.*	99	284
Life Time Group Holdings, Inc.*	29	283
Children's Place, Inc.*	9	278
PetMed Express, Inc.	14	273
Clarus Corp.	20	270
Target Hospitality Corp.*	21	265
REV Group, Inc.	24	265
Hyliion Holdings Corp.*	90	258
Shoe Carnival, Inc.	12	257
Portillo's, Inc. — Class A*	13	256
Haverty Furniture Companies, Inc.	10	249
VSE Corp.	7	248
America's Car-Mart, Inc.*	4	244
Frontier Group Holdings, Inc.*	25	243
Global Industrial Co.	9	241
OneWater Marine, Inc. — Class A*	8	241
Sportsman's Warehouse Holdings, Inc.*	29	241
Zumiez, Inc.*	11	237
MasterCraft Boat Holdings, Inc.*	12	226
Marcus Corp.	16	222
Destination XL Group, Inc.*	41	222
Kura Sushi USA, Inc. — Class A*	3	221
Hudson Technologies, Inc.*	29	213
Sonder Holdings, Inc.*	128	212
Microvast Holdings, Inc.*	116	210
Johnson Outdoors, Inc. — Class A	4	205
Tupperware Brands Corp.*	31	203
Xponential Fitness, Inc. — Class A*	11	201
Motorcar Parts of America, Inc.*	13	198
Lordstown Motors Corp. — Class A*	108	198
Liberty Media Corporation-Liberty Braves — Class A*	7	197
Beazer Homes USA, Inc.*	20	193
Rush Enterprises, Inc. — Class B	4	192
Lovesac Co.*	9	184
Rite Aid Corp.*	37	183
Aspen Aerogels, Inc.*	19	175
Miller Industries, Inc.	8	170
Big 5 Sporting Goods Corp.	15	161
Universal Electronics, Inc.*	8	157
Kimball International, Inc. — Class B	25	157
Rush Street Interactive, Inc.*	41	151
Purple Innovation, Inc.*	37	150
Lindblad Expeditions Holdings, Inc.*	22	149
Dream Finders Homes, Inc. — Class A*	14	148
Canoo, Inc.*	78	146
Holley, Inc.*	35	142
LL Flooring Holdings, Inc.*	20	139
GrowGeneration Corp.*	39	136
Forestar Group, Inc.*	12	134
Build-A-Bear Workshop, Inc. — Class A	10	133
Bluegreen Vacations Holding Corp.	8	132
Noodles & Co.*	28	132
Cenntro Electric Group Ltd.*	125	129
Wheels Up Experience, Inc.*	108	124
Velodyne Lidar, Inc.*	131	124
Full House Resorts, Inc.*	22	124
Aeva Technologies, Inc.*	66	123
Snap One Holdings Corp.*	12	122
Weber, Inc. — Class A*	18	118
Century Casinos, Inc.*	18	118
Party City Holdco, Inc.*	74	117
NEOGAMES S.A.*	9	116
El Pollo Loco Holdings, Inc.*	13	116
Vinco Ventures, Inc.*	124	115
Cato Corp. — Class A	12	114
Tilly's, Inc. — Class A	16	111
Fossil Group, Inc.*	32	109
Container Store Group, Inc.*	22	108
Hovnanian Enterprises, Inc. — Class A*	3	107
Hyzon Motors, Inc.*	60	102
First Watch Restaurant Group, Inc.*	7	101
Volta, Inc.*	83	100
Rocky Brands, Inc.	5	100
Blue Bird Corp.*	12	100
ONE Group Hospitality, Inc.*	15	100
Citi Trends, Inc.*	6	93

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Consumer, Cyclical - 5.4% (continued)
Tile Shop Holdings, Inc.	25	$88
PLBY Group, Inc.*	21	85
Weyco Group, Inc.	4	81
F45 Training Holdings, Inc.*	25	77
ThredUp, Inc. — Class A*	40	74
Mullen Automotive, Inc.*	223	73
Superior Group of Companies, Inc.	8	71
Reservoir Media, Inc.*	14	68
Conn's, Inc.*	9	64
Duluth Holdings, Inc. — Class B*	9	63
Traeger, Inc.*	22	62
Lifetime Brands, Inc.	9	61
Aterian, Inc.*,1	41	51
Marine Products Corp.	6	51
Express, Inc.*	44	48
JOANN, Inc.	7	46
Xos, Inc.*	37	44
Lightning eMotors, Inc.*	27	42
Torrid Holdings, Inc.*,1	10	42
Landsea Homes Corp.*	7	33
Cepton, Inc.*	5	10
Total Consumer, Cyclical		162,596
Technology - 4.7%
Qualys, Inc.*	26	3,624
ExlService Holdings, Inc.*	22	3,242
SPS Commerce, Inc.*	25	3,106
Silicon Laboratories, Inc.*	23	2,839
Synaptics, Inc.*	27	2,673
Tenable Holdings, Inc.*	75	2,610
Workiva, Inc.*	32	2,490
Power Integrations, Inc.	38	2,444
Maximus, Inc.	41	2,373
Box, Inc. — Class A*	94	2,293
Blackline, Inc.*	37	2,216
Onto Innovation, Inc.*	34	2,178
1Life Healthcare, Inc.*	122	2,092
Evolent Health, Inc. — Class A*	55	1,976
Varonis Systems, Inc.*	74	1,962
Diodes, Inc.*	30	1,947
Rambus, Inc.*	74	1,881
Sprout Social, Inc. — Class A*	31	1,881
MACOM Technology Solutions Holdings, Inc.*	34	1,761
Insight Enterprises, Inc.*	21	1,731
Super Micro Computer, Inc.*	31	1,707
DigitalOcean Holdings, Inc.*	47	1,700
Rapid7, Inc.*	39	1,673
Envestnet, Inc.*	37	1,643
ACI Worldwide, Inc.*	78	1,630
MaxLinear, Inc. — Class A*	49	1,598
CommVault Systems, Inc.*	30	1,591
Altair Engineering, Inc. — Class A*	35	1,548
Duolingo, Inc.*	16	1,524
Kulicke & Soffa Industries, Inc.	39	1,503
Verra Mobility Corp.*	97	1,491
Ping Identity Holding Corp.*	52	1,460
Verint Systems, Inc.*	43	1,444
NetScout Systems, Inc.*	46	1,441
Ambarella, Inc.*	25	1,405
Blackbaud, Inc.*	31	1,366
Appfolio, Inc. — Class A*	13	1,361
PagerDuty, Inc.*	58	1,338
Axcelis Technologies, Inc.*	22	1,332
FormFactor, Inc.*	52	1,303
Progress Software Corp.	30	1,276
MicroStrategy, Inc. — Class A*,1	6	1,274
Semtech Corp.*	43	1,265
Amkor Technology, Inc.	69	1,176
Allscripts Healthcare Solutions, Inc.*	74	1,127
Impinj, Inc.*	14	1,120
Asana, Inc. — Class A*	50	1,111
CSG Systems International, Inc.	21	1,110
Appian Corp. — Class A*	27	1,102
Xerox Holdings Corp.	78	1,020
KnowBe4, Inc. — Class A*	49	1,020
Apollo Medical Holdings, Inc.*	26	1,014
Xperi Holding Corp.	71	1,004
Privia Health Group, Inc.*	29	988
Clear Secure, Inc. — Class A*	42	960
Schrodinger Incorporated/United States*	37	924
Parsons Corp.*	23	902
Digital Turbine, Inc.*	62	893
SiTime Corp.*	11	866
Cohu, Inc.*	33	851
Phreesia, Inc.*	33	841
Everbridge, Inc.*	27	834
AvidXchange Holdings, Inc.*	99	834
Model N, Inc.*	24	822
E2open Parent Holdings, Inc.*	135	819
Ultra Clean Holdings, Inc.*	31	798
Digi International, Inc.*	23	795
Agilysys, Inc.*	13	720
Fastly, Inc. — Class A*	76	696
PROS Holdings, Inc.*	28	692
3D Systems Corp.*	86	686
Alignment Healthcare, Inc.*	57	675
NextGen Healthcare, Inc.*	38	673
BigCommerce Holdings, Inc.*	43	636
BTRS Holdings, Inc. — Class 1*	68	630
Donnelley Financial Solutions, Inc.*	17	628
Veeco Instruments, Inc.*	34	623
Grid Dynamics Holdings, Inc.*	33	618
Duck Creek Technologies, Inc.*	52	616
Photronics, Inc.*	41	599
Amplitude, Inc. — Class A*	38	588
C3.ai, Inc. — Class A*	47	587
Sumo Logic, Inc.*	77	577
TTEC Holdings, Inc.	13	576
Zuora, Inc. — Class A*	77	568
Matterport, Inc.*	148	561
Avid Technology, Inc.*	24	558
ACV Auctions, Inc. — Class A*	76	546
Simulations Plus, Inc.	11	534
PAR Technology Corp.*	18	532
SMART Global Holdings, Inc.*	33	524
Momentive Global, Inc.*	90	523
Consensus Cloud Solutions, Inc.*	11	520
PowerSchool Holdings, Inc. — Class A*	31	517
Outset Medical, Inc.*	32	510
EngageSmart, Inc.*	24	497
PDF Solutions, Inc.*	20	491

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Technology - 4.7% (continued)
Zeta Global Holdings Corp. — Class A*	74	$489
Olo, Inc. — Class A*	61	482
PubMatic, Inc. — Class A*	28	466
Desktop Metal, Inc. — Class A*	179	464
Alpha & Omega Semiconductor Ltd.*	15	461
Hims & Hers Health, Inc.*	82	458
LivePerson, Inc.*	48	452
Cerence, Inc.*	27	425
N-able, Inc.*	46	425
ACM Research, Inc. — Class A*	33	411
IonQ, Inc.*	81	411
Sapiens International Corporation N.V.	21	403
CEVA, Inc.*	15	393
Vimeo, Inc.*	97	388
Conduent, Inc.*	115	384
Sharecare, Inc.*	199	378
Domo, Inc. — Class B*	21	378
Alkami Technology, Inc.*	24	361
Health Catalyst, Inc.*	37	359
AvePoint, Inc.*	87	349
Yext, Inc.*	77	343
Ebix, Inc.[1]	18	341
Unisys Corp.*	45	340
Telos Corp.*	37	329
American Software, Inc. — Class A	21	322
Corsair Gaming, Inc.*	26	295
Computer Programs and Systems, Inc.*	10	279
Blend Labs, Inc. — Class A*	125	276
ForgeRock, Inc. — Class A*	19	276
Pitney Bowes, Inc.	117	273
Instructure Holdings, Inc.*	12	267
Mitek Systems, Inc.*	29	266
MeridianLink, Inc.*	16	260
8x8, Inc.*	75	259
SolarWinds Corp.*	33	256
ON24, Inc.*	28	246
OneSpan, Inc.*	27	232
Vuzix Corp.*	40	232
HireRight Holdings Corp.*	14	214
Skillz, Inc.*	206	210
Enfusion, Inc. — Class A*	17	210
Cardlytics, Inc.*	22	207
Bandwidth, Inc. — Class A*	16	190
Playstudios, Inc.*	54	188
Integral Ad Science Holding Corp.*	26	188
AXT, Inc.*	28	188
Intapp, Inc.*	10	187
Brightcove, Inc.*	28	176
EverCommerce, Inc.*	16	175
Cvent Holding Corp.*	31	163
Upland Software, Inc.*	20	163
Rackspace Technology, Inc.*	39	159
Rimini Street, Inc.*	33	154
CS Disco, Inc.*	15	150
Velo3D, Inc.*	38	150
Markforged Holding Corp.*	75	148
Atomera, Inc.*	14	142
Cantaloupe, Inc.*	40	139
Inspired Entertainment, Inc.*	15	132
UserTesting, Inc.*	32	125
Porch Group, Inc.*	55	124
Diebold Nixdorf, Inc.*	50	122
Digimarc Corp.*	9	122
Inseego Corp.*	58	120
Veritone, Inc.*	21	118
Convey Health Solutions Holdings, Inc.*	11	116
Benefitfocus, Inc.*	17	108
Weave Communications, Inc.*	21	106
Red Violet, Inc.*	6	104
eGain Corp.*	14	103
Skillsoft Corp.*	55	101
Outbrain, Inc.*	27	99
Pear Therapeutics, Inc.*	46	94
Cerberus Cyber Sentinel Corp.*	31	91
Avaya Holdings Corp.*	57	91
Ouster, Inc.*	93	90
NextNav, Inc.*	33	89
WM Technology, Inc.*	49	79
IBEX Holdings Ltd.*	4	74
Arteris, Inc.*	11	73
SecureWorks Corp. — Class A*	7	56
SkyWater Technology, Inc.*	7	54
Rockley Photonics Holdings Ltd.*	69	49
Latch, Inc.*	48	46
LiveVox Holdings, Inc.*	15	44
Faraday Future Intelligent Electric, Inc.*	67	43
Rigetti Computing, Inc.*	22	41
Nutex Health, Inc.*	26	39
Viant Technology, Inc. — Class A*	9	38
IronNet, Inc.*	44	30
Kaleyra, Inc.*	20	19
Loyalty Ventures, Inc.*	14	17
Total Technology		141,511
Energy - 3.1%
Chord Energy Corp.	28	3,830
Matador Resources Co.	76	3,718
Murphy Oil Corp.	100	3,517
SM Energy Co.	82	3,084
Denbury, Inc.*	34	2,933
Civitas Resources, Inc.	50	2,869
ChampionX Corp.	138	2,701
Helmerich & Payne, Inc.	69	2,551
PBF Energy, Inc. — Class A*	66	2,321
Magnolia Oil & Gas Corp. — Class A	113	2,238
Equitrans Midstream Corp.	279	2,087
Valaris Ltd.*	41	2,007
Peabody Energy Corp.*	80	1,986
CNX Resources Corp.*	127	1,972
California Resources Corp.	51	1,960
Patterson-UTI Energy, Inc.	145	1,694
Array Technologies, Inc.*	102	1,691
Shoals Technologies Group, Inc. — Class A*	76	1,638
Kosmos Energy Ltd.*	306	1,582
Weatherford International plc*	48	1,550
Alpha Metallurgical Resources, Inc.	11	1,505

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Energy - 3.1% (continued)
Consol Energy, Inc.	23	$1,479
Sunnova Energy International, Inc.*	67	1,479
Noble Corporation plc*	50	1,479
Stem, Inc.*	98	1,307
Delek US Holdings, Inc.	48	1,303
SunPower Corp. — Class A*	55	1,267
Liberty Energy, Inc. — Class A*	97	1,230
Northern Oil and Gas, Inc.	44	1,206
Arch Resources, Inc.	10	1,186
Callon Petroleum Co.*	33	1,155
Comstock Resources, Inc.*	62	1,072
Green Plains, Inc.*	36	1,047
Warrior Met Coal, Inc.	35	996
Permian Resources Corp.*	139	945
NexTier Oilfield Solutions, Inc.*	119	881
Brigham Minerals, Inc. — Class A	35	863
FuelCell Energy, Inc.*	250	853
Tellurian, Inc.*	346	827
Montauk Renewables, Inc.*	44	767
NOW, Inc.*	75	754
Talos Energy, Inc.*	45	749
Archaea Energy, Inc.*	40	720
Gulfport Energy Corp.*	8	706
Laredo Petroleum, Inc.*	11	691
Expro Group Holdings N.V.*	53	675
Nabors Industries Ltd.*	6	609
Archrock, Inc.	92	591
CVR Energy, Inc.	20	580
Tidewater, Inc.*	26	564
US Silica Holdings, Inc.*	50	547
Par Pacific Holdings, Inc.*	33	541
Oceaneering International, Inc.*	68	541
ProPetro Holding Corp.*	59	475
Diamond Offshore Drilling, Inc.*	68	451
Dril-Quip, Inc.*	23	449
Borr Drilling Ltd.*	132	438
Ranger Oil Corp. — Class A	13	409
Berry Corp.	54	405
Bristow Group, Inc.*	16	376
W&T Offshore, Inc.*	64	375
Helix Energy Solutions Group, Inc.*	97	374
SandRidge Energy, Inc.*	22	359
Kinetik Holdings, Inc. — Class A	11	358
Earthstone Energy, Inc. — Class A*	29	357
Fluence Energy, Inc.*	24	350
RPC, Inc.	50	346
Select Energy Services, Inc. — Class A*	48	335
SunCoke Energy, Inc.	56	325
REX American Resources Corp.*	11	307
Excelerate Energy, Inc. — Class A	13	304
Gevo, Inc.*	133	303
TETRA Technologies, Inc.*	84	302
Crescent Energy Co. — Class A	22	296
Infrastructure and Energy Alternatives, Inc.*	21	284
TPI Composites, Inc.*	25	282
Vertex Energy, Inc.*	37	230
Energy Vault Holdings, Inc.*	43	227
SilverBow Resources, Inc.*	8	215
DMC Global, Inc.*	13	208
Solaris Oilfield Infrastructure, Inc. — Class A	21	197
Aris Water Solution, Inc. — Class A	15	191
Alto Ingredients, Inc.*	49	178
Sitio Royalties Corp.	8	177
VAALCO Energy, Inc.	40	174
Oil States International, Inc.*	41	159
Amplify Energy Corp.*	24	158
National Energy Services Reunited Corp.*	26	154
Newpark Resources, Inc.*	57	144
NACCO Industries, Inc. — Class A	3	141
Ramaco Resources, Inc.	15	138
ProFrac Holding Corp. — Class A*	9	137
Ring Energy, Inc.*	59	137
Riley Exploration Permian, Inc.	7	133
NextDecade Corp.*	21	127
Aemetis, Inc.*	20	123
Heliogen, Inc.*	61	114
FutureFuel Corp.	18	109
Eneti, Inc.	16	107
HighPeak Energy, Inc.	4	87
Cleanspark, Inc.*	27	86
Empire Petroleum Corp.*	5	66
Battalion Oil Corp.*	2	24
Total Energy		91,245
Communications - 2.1%
Iridium Communications, Inc.*	86	3,816
TEGNA, Inc.	151	3,123
Calix, Inc.*	38	2,323
Ziff Davis, Inc.*	31	2,123
Marqeta, Inc. — Class A*	293	2,086
Viavi Solutions, Inc.*	154	2,010
Yelp, Inc. — Class A*	47	1,594
Cogent Communications Holdings, Inc.	29	1,513
Perficient, Inc.*	23	1,495
DigitalBridge Group, Inc.	110	1,376
CommScope Holding Company, Inc.*	139	1,280
Bumble, Inc. — Class A*	58	1,246
Q2 Holdings, Inc.*	38	1,224
TechTarget, Inc.*	19	1,125
Extreme Networks, Inc.*	85	1,111
Upwork, Inc.*	81	1,103
Cargurus, Inc.*	69	978
Telephone & Data Systems, Inc.	68	945
ADTRAN Holdings, Inc.	48	940
Maxar Technologies, Inc.	49	917
Clearfield, Inc.*	8	837
Harmonic, Inc.*	62	810
InterDigital, Inc.	20	808
Shutterstock, Inc.	16	803
Gray Television, Inc.	55	788
ePlus, Inc.*	18	748
Globalstar, Inc.*	464	738
Credo Technology Group Holding Ltd.*	65	715
Figs, Inc. — Class A*	86	709

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Communications - 2.1% (continued)
Overstock.com, Inc.*	29	$706
Liberty Latin America Ltd. — Class C*	101	621
Infinera Corp.*	128	620
Revolve Group, Inc.*	28	607
iHeartMedia, Inc. — Class A*	82	601
A10 Networks, Inc.	45	597
Magnite, Inc.*	89	585
Scholastic Corp.	19	585
Open Lending Corp. — Class A*	72	579
Planet Labs PBC*	105	570
Shenandoah Telecommunications Co.	33	562
Cars.com, Inc.*	47	540
Sinclair Broadcast Group, Inc. — Class A	27	488
Poshmark, Inc. — Class A*	31	486
EW Scripps Co. — Class A*	40	451
Squarespace, Inc. — Class A*	21	449
WideOpenWest, Inc.*	36	442
ChannelAdvisor Corp.*	19	430
fuboTV, Inc.*	121	430
Anterix, Inc.*	12	429
AMC Networks, Inc. — Class A*	21	426
Gogo, Inc.*	34	412
Thryv Holdings, Inc.*	17	388
NETGEAR, Inc.*	19	381
EchoStar Corp. — Class A*	23	379
Stagwell, Inc.*	53	368
QuinStreet, Inc.*	35	367
HealthStream, Inc.*	16	340
Clear Channel Outdoor Holdings, Inc.*	247	338
Boston Omaha Corp. — Class A*	14	323
Eventbrite, Inc. — Class A*	52	316
ContextLogic, Inc. — Class A*	385	283
Liquidity Services, Inc.*	17	276
ATN International, Inc.	7	270
Tucows, Inc. — Class A*	7	262
United States Cellular Corp.*	10	260
Edgio, Inc.*	93	258
Couchbase, Inc.*	18	257
IDT Corp. — Class B*	10	248
Vacasa, Inc. — Class A*	76	233
Stitch Fix, Inc. — Class A*	55	217
Rover Group, Inc.*	63	210
Consolidated Communications Holdings, Inc.*	50	208
Ooma, Inc.*	16	197
Allbirds, Inc. — Class A*	64	195
Aviat Networks, Inc.*	7	192
OptimizeRx Corp.*	12	178
CarParts.com, Inc.*	34	176
Liberty Latin America Ltd. — Class A*	26	161
Entravision Communications Corp. — Class A	40	159
DHI Group, Inc.*	29	156
Blade Air Mobility, Inc.*	38	153
Gannett Company, Inc.*	98	150
BARK, Inc.*	81	147
Preformed Line Products Co.	2	142
Innovid Corp.*	52	141
Quotient Technology, Inc.*	61	141
MediaAlpha, Inc. — Class A*	16	140
DZS, Inc.*	12	136
Cambium Networks Corp.*	8	135
Vivid Seats, Inc. — Class A	17	130
Groupon, Inc.*	15	119
Advantage Solutions, Inc.*	56	119
RumbleON, Inc. — Class B*	7	118
1-800-Flowers.com, Inc. — Class A*	18	117
Focus Universal, Inc.*	12	113
Ribbon Communications, Inc.*	49	109
Arena Group Holdings, Inc.*	8	105
Cyxtera Technologies, Inc.*	25	102
1stdibs.com, Inc.*	16	101
Cumulus Media, Inc. — Class A*	13	91
EverQuote, Inc. — Class A*	13	89
RealReal, Inc.*	58	87
Ondas Holdings, Inc.*	23	85
Nerdy, Inc.*	37	78
Lands' End, Inc.*	10	77
Casa Systems, Inc.*	24	75
Solo Brands, Inc. — Class A*	15	57
KORE Group Holdings, Inc.*	24	46
Gambling.com Group Ltd.*	6	46
Urban One, Inc.*	8	34
Urban One, Inc.*	6	32
Audacy, Inc.*	81	31
Terran Orbital Corp.*	16	28
Starry Group Holdings, Inc. — Class A*	16	24
AdTheorent Holding Company, Inc.*	11	24
Lulu's Fashion Lounge Holdings, Inc.*	4	19
Inspirato, Inc.*	7	16
aka Brands Holding Corp.*	8	12
Total Communications		61,865
Basic Materials - 1.7%
Livent Corp.*	110	3,371
Rogers Corp.*	13	3,144
Commercial Metals Co.	82	2,909
Balchem Corp.	22	2,675
Cabot Corp.	38	2,428
ATI, Inc.*	84	2,235
HB Fuller Co.	36	2,164
Sensient Technologies Corp.	28	1,941
Avient Corp.	62	1,879
Ingevity Corp.*	26	1,576
Innospec, Inc.	17	1,456
Hecla Mining Co.	363	1,430
Stepan Co.	14	1,311
Quaker Chemical Corp.	9	1,299
Arconic Corp.*	69	1,176
Minerals Technologies, Inc.	22	1,087
Carpenter Technology Corp.	32	997
Tronox Holdings plc — Class A	79	968
Compass Minerals International, Inc.	23	886
Constellium SE*	84	852
Sylvamo Corp.	24	814
Mativ Holdings, Inc.	35	773
Uranium Energy Corp.*	218	763
Novagold Resources, Inc.*	162	760
Kaiser Aluminum Corp.	11	675

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 49.4% (continued)
Basic Materials - 1.7% (continued)
Perimeter Solutions S.A.*	83	$665
Energy Fuels, Inc.*	106	649
Coeur Mining, Inc.*	189	646
Piedmont Lithium, Inc.*	12	642
Resolute Forest Products, Inc.*	31	620
AdvanSix, Inc.	18	578
Lightwave Logic, Inc.*	76	558
Orion Engineered Carbons S.A.	41	547
Schnitzer Steel Industries, Inc. — Class A	18	512
Hawkins, Inc.	13	507
Trinseo plc	24	440
Clearwater Paper Corp.*	11	414
Amyris, Inc.*	133	388
American Vanguard Corp.	20	374
Origin Materials, Inc.*	72	371
Ecovyst, Inc.*	43	363
Intrepid Potash, Inc.*	8	317
Koppers Holdings, Inc.	14	291
Diversey Holdings Ltd.*	53	258
Codexis, Inc.*	41	248
5E Advanced Materials, Inc.*	22	223
Century Aluminum Co.*	35	185
Danimer Scientific, Inc.*	61	180
Ur-Energy, Inc.*	142	155
Kronos Worldwide, Inc.	15	140
Rayonier Advanced Materials, Inc.*	42	132
Dakota Gold Corp.*	34	104
Glatfelter Corp.*	30	93
Unifi, Inc.*	9	86
Ivanhoe Electric Incorporated / US*	10	82
Hycroft Mining Holding Corp.*	102	62
PolyMet Mining Corp.*	20	58
Valhi, Inc.	2	50
Terawulf, Inc.*	14	18
Total Basic Materials		50,525
Utilities - 1.7%
Southwest Gas Holdings, Inc.	45	3,139
Black Hills Corp.	44	2,980
South Jersey Industries, Inc.	83	2,774
Brookfield Infrastructure Corp. — Class A	66	2,686
Ormat Technologies, Inc.	31	2,672
PNM Resources, Inc.	58	2,652
Portland General Electric Co.	60	2,608
ONE Gas, Inc.	36	2,534
New Jersey Resources Corp.	65	2,515
Spire, Inc.	34	2,119
ALLETE, Inc.	39	1,952
American States Water Co.	25	1,949
California Water Service Group	36	1,897
NorthWestern Corp.	37	1,823
Avista Corp.	49	1,816
Clearway Energy, Inc. — Class C	55	1,752
Otter Tail Corp.	28	1,723
MGE Energy, Inc.	25	1,641
Ameresco, Inc. — Class A*	21	1,396
Chesapeake Utilities Corp.	12	1,385
SJW Group	18	1,037
Northwest Natural Holding Co.	23	998
Middlesex Water Co.	12	926
Clearway Energy, Inc. — Class A	24	698
Unitil Corp.	11	511
York Water Co.	10	384
Altus Power, Inc.*	28	308
Artesian Resources Corp. — Class A	6	289
Global Water Resources, Inc.	9	106
FTC Solar, Inc.*	28	83
Via Renewables, Inc.	8	55
Total Utilities		49,408
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	19	248
Diversified - 0.0%
Professional Holding Corp. — Class A*	9	234
Total Common Stocks
(Cost $1,749,409)		1,473,278

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.†††	8	–
UCB †††	39	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 20.9%
Vanguard Russell 2000 ETF	4,679	311,762
iShares Russell 2000 Index ETF[1]	1,889	311,534
Total Exchange-Traded Funds
(Cost $827,474)		623,296

MUTUAL FUNDS† - 21.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	43,160	413,907
Guggenheim Strategy Fund II2	9,842	235,923
Total Mutual Funds
(Cost $667,545)		649,830

	Face Amount
U.S. TREASURY BILLS†† - 7.8%
U.S. Treasury Bills
1.34% due 10/04/22[3,4]	$232,000	231,984
Total U.S. Treasury Bills
(Cost $231,973)		231,984

REPURCHASE AGREEMENTS††,5 - 12.5%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[3]	212,036	212,036
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[3]	81,552	81,552
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[3]	79,138	79,138
Total Repurchase Agreements
(Cost $372,726)		372,726

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 5.1%
Money Market Fund
First American Government Obligations Fund, 2.78%[7]	153,466	$153,466
Total Securities Lending Collateral
(Cost $153,466)		153,466
Total Investments - 117.5%
(Cost $4,002,593)		$3,504,580
Other Assets & Liabilities, net - (17.5)%		(522,327)
Total Net Assets - 100.0%		$2,982,253

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	3.33% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	192	$319,819	$(8,569)
BNP Paribas	Russell 2000 Index	Pay	3.28% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	276	459,415	(73,546)
Barclays Bank plc	Russell 2000 Index	Pay	2.96% (SOFR)	At Maturity	11/16/22	961	1,600,102	(301,939)
							$2,379,336	$(384,054)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,473,278	$—	$—		$1,473,278
Rights	—	—	—	*	—
Exchange-Traded Funds	623,296	—	—		623,296
Mutual Funds	649,830	—	—		649,830
U.S. Treasury Bills	—	231,984	—		231,984
Repurchase Agreements	—	372,726	—		372,726
Securities Lending Collateral	153,466	—	—		153,466
Total Assets	$2,899,870	$604,710	$—		$3,504,580

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$384,054	$—	$384,054

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,224,265	$–	$(975,000)	$(3,455)	$(9,887)	$235,923	9,842	$5,685
Guggenheim Ultra Short Duration Fund — Institutional Class	831,794	800,000	(1,200,000)	(4,612)	(13,275)	413,907	43,160	6,107
	$2,056,059	$800,000	$(2,175,000)	$(8,067)	$(23,162)	$649,830		$11,792

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
RIGHTS†††* - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.	7	$–
UCB	13	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS†- 20.1%
Vanguard Russell 2000 ETF	2,308	153,782
iShares Russell 2000 Index ETF	932	153,705
Total Exchange-Traded Funds
(Cost $408,358)		307,487

FEDERAL AGENCY NOTES††- 20.2%	Face Amount
Fannie Mae
2.00% due 10/05/22	$310,000	309,973
Total Federal Agency Notes
(Cost $309,965)		309,973

FEDERAL AGENCY DISCOUNT NOTES††- 13.1%
Freddie Mac
2.55% due 10/04/22[1]	200,000	199,958
Total Federal Agency Discount Notes
(Cost $199,958)		199,958

U.S. TREASURY BILLS††- 2.5%
U.S. Treasury Bills
2.70% due 11/08/22[1,2]	39,000	38,894
Total U.S. Treasury Bills
(Cost $38,886)		38,894

REPURCHASE AGREEMENTS††,3- 91.0%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[4]	791,908	791,908
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[4]	304,580	304,580
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[4]	295,564	295,564
Total Repurchase Agreements
(Cost $1,392,052)		1,392,052
Total Investments - 146.9%
(Cost $2,349,219)		$2,248,364
Other Assets & Liabilities, net - (46.9)%		(718,008)
Total Net Assets - 100.0%		$1,530,356

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	7	Dec 2022	$584,220	$(46,791)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	3.33% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	872	$1,450,846	$(60,823)
Barclays Bank plc	Russell 2000 Index	Pay	2.96% (SOFR)	At Maturity	11/16/22	227	378,164	(73,197)
BNP Paribas	Russell 2000 Index	Pay	3.28% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	205	341,814	(73,996)
							$2,170,824	$(208,016)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.

plc — Public Limited Company

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	307,487	—	—		307,487
Federal Agency Notes	—	309,973	—		309,973
Federal Agency Discount Notes	—	199,958	—		199,958
U.S. Treasury Bills	—	38,894	—		38,894
Repurchase Agreements	—	1,392,052	—		1,392,052
Total Assets	$307,487	$1,940,877	$—		$2,248,364

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$46,791	$—	$—	$46,791
Equity Index Swap Agreements**	—	208,016	—	208,016
Total Liabilities	$46,791	$208,016	$—	$254,807

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$638,809	$–	$(636,863)	$1,645	$(3,591)	$–	–	$–
Guggenheim Ultra Short Duration Fund — Institutional Class	689,495	–	(686,109)	(246)	(3,140)	–	–	869
	$1,328,304	$–	$(1,322,972)	$1,399	$(6,731)	$–		$869

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 72.6%
Technology - 16.3%
Apple, Inc.	5,080	$702,056
Microsoft Corp.	2,508	584,113
NVIDIA Corp.	843	102,332
Broadcom, Inc.	137	60,829
Accenture plc — Class A	213	54,805
Salesforce, Inc.*	336	48,330
Texas Instruments, Inc.	307	47,518
Adobe, Inc.*	157	43,206
QUALCOMM, Inc.	378	42,706
Intuit, Inc.	96	37,183
International Business Machines Corp.	304	36,118
Intel Corp.	1,381	35,588
Advanced Micro Devices, Inc.*	544	34,468
Oracle Corp.	511	31,207
ServiceNow, Inc.*	68	25,677
Analog Devices, Inc.	175	24,385
Applied Materials, Inc.	292	23,924
Fiserv, Inc.*	215	20,118
Micron Technology, Inc.	371	18,587
Activision Blizzard, Inc.	240	17,842
Lam Research Corp.	46	16,836
Synopsys, Inc.*	51	15,581
Fidelity National Information Services, Inc.	204	15,416
Cadence Design Systems, Inc.*	92	15,036
KLA Corp.	48	14,526
Autodesk, Inc.*	73	13,636
NXP Semiconductor N.V.	89	13,128
Roper Technologies, Inc.	36	12,947
Paychex, Inc.	108	12,119
MSCI, Inc. — Class A	27	11,388
Microchip Technology, Inc.	186	11,352
Fortinet, Inc.*	220	10,809
Electronic Arts, Inc.	89	10,298
Cognizant Technology Solutions Corp. — Class A	175	10,052
ON Semiconductor Corp.*	146	9,100
HP, Inc.	306	7,625
EPAM Systems, Inc.*	20	7,244
ANSYS, Inc.*	29	6,429
Take-Two Interactive Software, Inc.*	53	5,777
Broadridge Financial Solutions, Inc.	39	5,629
Monolithic Power Systems, Inc.	15	5,451
Paycom Software, Inc.*	16	5,280
Hewlett Packard Enterprise Co.	438	5,247
Tyler Technologies, Inc.*	14	4,865
Skyworks Solutions, Inc.	54	4,605
NetApp, Inc.	74	4,577
Jack Henry & Associates, Inc.	25	4,557
Zebra Technologies Corp. — Class A*	17	4,454
Citrix Systems, Inc.*,††	42	4,368
Akamai Technologies, Inc.*	54	4,337
Leidos Holdings, Inc.	46	4,024
Teradyne, Inc.	53	3,983
PTC, Inc.*	36	3,766
Seagate Technology Holdings plc	66	3,513
Western Digital Corp.*	105	3,418
Ceridian HCM Holding, Inc.*	51	2,850
Qorvo, Inc.*	35	2,779
DXC Technology Co.*	78	1,909
Total Technology		2,289,903
Consumer, Non-cyclical - 16.3%
UnitedHealth Group, Inc.	315	159,088
Johnson & Johnson	885	144,574
Procter & Gamble Co.	804	101,505
Eli Lilly & Co.	266	86,011
Pfizer, Inc.	1,888	82,619
AbbVie, Inc.	595	79,855
PepsiCo, Inc.	464	75,753
Merck & Company, Inc.	853	73,460
Coca-Cola Co.	1,310	73,386
Thermo Fisher Scientific, Inc.	132	66,949
Abbott Laboratories	589	56,992
Danaher Corp.	220	56,824
Bristol-Myers Squibb Co.	719	51,114
Philip Morris International, Inc.	522	43,331
CVS Health Corp.	442	42,153
Amgen, Inc.	180	40,572
Elevance Health, Inc.	81	36,793
Medtronic plc	447	36,095
S&P Global, Inc.	115	35,115
PayPal Holdings, Inc.*	389	33,481
Automatic Data Processing, Inc.	140	31,667
Cigna Corp.	103	28,579
Gilead Sciences, Inc.	421	25,972
Mondelez International, Inc. — Class A	461	25,277
Vertex Pharmaceuticals, Inc.*	86	24,900
Regeneron Pharmaceuticals, Inc.*	36	24,799
Altria Group, Inc.	605	24,430
Zoetis, Inc.	158	23,430
Stryker Corp.	113	22,887
Intuitive Surgical, Inc.*	120	22,493
Becton Dickinson and Co.	96	21,392
Humana, Inc.	43	20,863
Colgate-Palmolive Co.	281	19,740
Boston Scientific Corp.*	482	18,668
Edwards Lifesciences Corp.*	208	17,187
Estee Lauder Companies, Inc. — Class A	78	16,840
McKesson Corp.	48	16,314
General Mills, Inc.	201	15,398
Archer-Daniels-Midland Co.	188	15,125
Centene Corp.*	193	15,017
Corteva, Inc.	242	13,830
Moderna, Inc.*	114	13,481
HCA Healthcare, Inc.	73	13,417
Biogen, Inc.*	49	13,083
Moody's Corp.	53	12,885
Kimberly-Clark Corp.	114	12,830
Constellation Brands, Inc. — Class A	54	12,403
Sysco Corp.	171	12,091
Cintas Corp.	30	11,646

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 72.6% (continued)
Consumer, Non-cyclical - 16.3% (continued)
IQVIA Holdings, Inc.*	63	$11,412
Monster Beverage Corp.*	130	11,305
Hershey Co.	49	10,803
ResMed, Inc.	49	10,697
Dexcom, Inc.*	132	10,631
Keurig Dr Pepper, Inc.	286	10,244
Illumina, Inc.*	53	10,112
Global Payments, Inc.	93	10,049
Kroger Co.	219	9,581
CoStar Group, Inc.*	133	9,263
Verisk Analytics, Inc. — Class A	54	9,209
IDEXX Laboratories, Inc.*	28	9,122
Baxter International, Inc.	169	9,102
Kraft Heinz Co.	268	8,938
Gartner, Inc.*	27	7,471
Zimmer Biomet Holdings, Inc.	71	7,423
AmerisourceBergen Corp. — Class A	52	7,037
Equifax, Inc.	41	7,029
Molina Healthcare, Inc.*	20	6,597
United Rentals, Inc.*	24	6,483
Tyson Foods, Inc. — Class A	98	6,461
Quanta Services, Inc.	49	6,242
West Pharmaceutical Services, Inc.	25	6,152
Laboratory Corporation of America Holdings	30	6,144
Cardinal Health, Inc.	92	6,135
McCormick & Company, Inc.	85	6,058
Kellogg Co.	86	5,991
Church & Dwight Company, Inc.	82	5,858
STERIS plc	34	5,653
Hologic, Inc.*	84	5,420
Waters Corp.*	20	5,391
Conagra Brands, Inc.	162	5,286
Clorox Co.	41	5,264
PerkinElmer, Inc.	42	5,054
Align Technology, Inc.*	24	4,971
J M Smucker Co.	36	4,947
Quest Diagnostics, Inc.	39	4,785
Cooper Companies, Inc.	17	4,486
Catalent, Inc.*	61	4,414
Hormel Foods Corp.	97	4,408
FleetCor Technologies, Inc.*	25	4,404
Avery Dennison Corp.	27	4,393
Incyte Corp.*	63	4,198
Brown-Forman Corp. — Class B	61	4,061
ABIOMED, Inc.*	16	3,931
Lamb Weston Holdings, Inc.	48	3,714
Bio-Techne Corp.	13	3,692
Charles River Laboratories International, Inc.*	18	3,542
Viatris, Inc.	408	3,476
Nielsen Holdings plc	121	3,354
Teleflex, Inc.	16	3,223
Campbell Soup Co.	68	3,204
Molson Coors Beverage Co. — Class B	64	3,071
Henry Schein, Inc.*	46	3,025
Bio-Rad Laboratories, Inc. — Class A*	7	2,920
MarketAxess Holdings, Inc.	13	2,892
Robert Half International, Inc.	37	2,830
Rollins, Inc.	78	2,705
Dentsply Sirona, Inc.	72	2,041
Organon & Co.	87	2,036
Universal Health Services, Inc. — Class B	22	1,940
DaVita, Inc.*	19	1,573
Total Consumer, Non-cyclical		2,284,167
Financial - 10.8%
Berkshire Hathaway, Inc. — Class B*	607	162,081
JPMorgan Chase & Co.	986	103,037
Visa, Inc. — Class A	550	97,707
Mastercard, Inc. — Class A	287	81,606
Bank of America Corp.	2,351	71,000
Wells Fargo & Co.	1,276	51,321
Charles Schwab Corp.	514	36,941
Morgan Stanley	450	35,554
American Tower Corp. — Class A REIT	157	33,708
Goldman Sachs Group, Inc.	115	33,701
BlackRock, Inc. — Class A	52	28,614
American Express Co.	202	27,252
Citigroup, Inc.	652	27,169
Chubb Ltd.	141	25,645
Prologis, Inc. REIT	249	25,298
Marsh & McLennan Companies, Inc.	168	25,081
Progressive Corp.	197	22,893
CME Group, Inc. — Class A	121	21,433
Crown Castle, Inc. REIT	146	21,104
PNC Financial Services Group, Inc.	138	20,620
Truist Financial Corp.	446	19,419
Aon plc — Class A	71	19,019
U.S. Bancorp	455	18,346
Equinix, Inc. REIT	31	17,634
Intercontinental Exchange, Inc.	188	16,986
Public Storage REIT	54	15,812
MetLife, Inc.	226	13,736
Travelers Companies, Inc.	80	12,256
Arthur J Gallagher & Co.	71	12,157
American International Group, Inc.	256	12,155
Realty Income Corp. REIT	208	12,106
Capital One Financial Corp.	129	11,890
Allstate Corp.	91	11,332
Aflac, Inc.	194	10,903
Prudential Financial, Inc.	125	10,723
SBA Communications Corp. REIT	37	10,532
M&T Bank Corp.	59	10,403
Welltower, Inc. REIT	157	10,098
Simon Property Group, Inc. REIT	111	9,962
VICI Properties, Inc. REIT	324	9,671
Digital Realty Trust, Inc. REIT	97	9,621
Bank of New York Mellon Corp.	248	9,553
Ameriprise Financial, Inc.	36	9,070
AvalonBay Communities, Inc. REIT	48	8,841

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 72.6% (continued)
Financial - 10.8% (continued)
Discover Financial Services	92	$8,365
T. Rowe Price Group, Inc.	76	7,981
First Republic Bank	61	7,964
Extra Space Storage, Inc. REIT	45	7,772
Equity Residential REIT	115	7,730
State Street Corp.	124	7,540
Willis Towers Watson plc	37	7,435
Fifth Third Bancorp	232	7,415
CBRE Group, Inc. — Class A*	108	7,291
Weyerhaeuser Co. REIT	249	7,111
Alexandria Real Estate Equities, Inc. REIT	50	7,010
Hartford Financial Services Group, Inc.	109	6,751
SVB Financial Group*	20	6,716
Invitation Homes, Inc. REIT	195	6,585
Raymond James Financial, Inc.	66	6,522
Nasdaq, Inc.	114	6,461
Huntington Bancshares, Inc.	485	6,392
Regions Financial Corp.	314	6,302
Duke Realty Corp. REIT	130	6,266
Mid-America Apartment Communities, Inc. REIT	39	6,048
Northern Trust Corp.	70	5,989
Citizens Financial Group, Inc.	168	5,772
Principal Financial Group, Inc.	78	5,628
Essex Property Trust, Inc. REIT	23	5,571
Ventas, Inc. REIT	135	5,423
KeyCorp	314	5,030
Cincinnati Financial Corp.	54	4,837
Brown & Brown, Inc.	79	4,778
Synchrony Financial	163	4,595
W R Berkley Corp.	69	4,456
Iron Mountain, Inc. REIT	98	4,309
Camden Property Trust REIT	36	4,300
UDR, Inc. REIT	103	4,296
Cboe Global Markets, Inc.	36	4,225
Healthpeak Properties, Inc. REIT	182	4,172
Kimco Realty Corp. REIT	209	3,848
Host Hotels & Resorts, Inc. REIT	241	3,827
Everest Re Group Ltd.	14	3,674
Boston Properties, Inc. REIT	48	3,599
Loews Corp.	68	3,389
Signature Bank	21	3,171
Comerica, Inc.	44	3,128
Globe Life, Inc.	31	3,091
Regency Centers Corp. REIT	53	2,854
Assurant, Inc.	19	2,760
Zions Bancorp North America	51	2,594
Lincoln National Corp.	52	2,283
Federal Realty Investment Trust REIT	25	2,253
Invesco Ltd.	154	2,110
Franklin Resources, Inc.	96	2,066
Vornado Realty Trust REIT	55	1,274
Total Financial		1,514,949
Communications - 9.1%
Amazon.com, Inc.*	2,981	336,853
Alphabet, Inc. — Class A*	2,017	192,926
Alphabet, Inc. — Class C*	1,804	173,454
Meta Platforms, Inc. — Class A*	768	104,202
Walt Disney Co.*	613	57,824
Cisco Systems, Inc.	1,393	55,720
Verizon Communications, Inc.	1,413	53,652
Comcast Corp. — Class A	1,482	43,467
AT&T, Inc.	2,397	36,770
Netflix, Inc.*	150	35,316
T-Mobile US, Inc.*	203	27,236
Booking Holdings, Inc.*	14	23,005
Motorola Solutions, Inc.	56	12,542
Charter Communications, Inc. — Class A*	38	11,527
Twitter, Inc.*	227	9,952
Arista Networks, Inc.*	83	9,370
Warner Bros Discovery, Inc.*	744	8,556
Corning, Inc.	256	7,429
CDW Corp.	45	7,023
eBay, Inc.	186	6,847
VeriSign, Inc.*	31	5,385
FactSet Research Systems, Inc.	13	5,201
Expedia Group, Inc.*	51	4,778
Match Group, Inc.*	95	4,536
Omnicom Group, Inc.	70	4,417
Etsy, Inc.*	44	4,406
NortonLifeLock, Inc.	199	4,008
Interpublic Group of Companies, Inc.	132	3,379
Paramount Global — Class B	170	3,237
Fox Corp. — Class A	104	3,191
F5, Inc.*	20	2,895
Juniper Networks, Inc.	109	2,847
Lumen Technologies, Inc.	321	2,337
News Corp. — Class A	130	1,964
Fox Corp. — Class B	47	1,340
DISH Network Corp. — Class A*	84	1,162
News Corp. — Class B	40	617
Total Communications		1,269,371
Consumer, Cyclical - 7.3%
Tesla, Inc.*	896	237,664
Home Depot, Inc.	346	95,475
Costco Wholesale Corp.	150	70,841
Walmart, Inc.	479	62,126
McDonald's Corp.	248	57,224
Lowe's Companies, Inc.	216	40,567
NIKE, Inc. — Class B	426	35,409
Starbucks Corp.	387	32,609
TJX Companies, Inc.	395	24,537
Target Corp.	157	23,297
Dollar General Corp.	77	18,469
General Motors Co.	491	15,756
O'Reilly Automotive, Inc.*	22	15,474
AutoZone, Inc.*	7	14,994
Ford Motor Co.	1,329	14,885
Chipotle Mexican Grill, Inc. — Class A*	9	13,525
Marriott International, Inc. — Class A	94	13,173
Hilton Worldwide Holdings, Inc.	93	11,218
Yum! Brands, Inc.	96	10,209
Ross Stores, Inc.	118	9,944
PACCAR, Inc.	117	9,792
Dollar Tree, Inc.*	71	9,663

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 72.6% (continued)
Consumer, Cyclical - 7.3% (continued)
Cummins, Inc.	47	$9,565
Fastenal Co.	193	8,885
Copart, Inc.*	72	7,661
Walgreens Boots Alliance, Inc.	241	7,567
WW Grainger, Inc.	15	7,338
Genuine Parts Co.	48	7,167
DR Horton, Inc.	106	7,139
Aptiv plc*	91	7,117
Tractor Supply Co.	38	7,063
Ulta Beauty, Inc.*	17	6,820
Lennar Corp. — Class A	86	6,411
Southwest Airlines Co.*	200	6,168
Delta Air Lines, Inc.*	217	6,089
Darden Restaurants, Inc.	41	5,179
Best Buy Company, Inc.	67	4,244
LKQ Corp.	88	4,149
Pool Corp.	13	4,137
Las Vegas Sands Corp.*	110	4,127
NVR, Inc.*	1	3,987
Domino's Pizza, Inc.	12	3,722
Live Nation Entertainment, Inc.*	48	3,650
United Airlines Holdings, Inc.*	110	3,578
CarMax, Inc.*	54	3,565
VF Corp.	112	3,350
MGM Resorts International	110	3,269
Advance Auto Parts, Inc.	20	3,127
Hasbro, Inc.	44	2,966
PulteGroup, Inc.	78	2,925
Royal Caribbean Cruises Ltd.*	74	2,805
American Airlines Group, Inc.*	218	2,625
BorgWarner, Inc.	80	2,512
Bath & Body Works, Inc.	77	2,510
Whirlpool Corp.	18	2,427
Tapestry, Inc.	85	2,417
Caesars Entertainment, Inc.*	73	2,355
Carnival Corp.*	332	2,334
Wynn Resorts Ltd.*	36	2,269
Newell Brands, Inc.	127	1,764
Alaska Air Group, Inc.*	43	1,684
Norwegian Cruise Line Holdings Ltd.*	142	1,613
Ralph Lauren Corp. — Class A	15	1,274
Total Consumer, Cyclical		1,016,405
Industrial - 5.6%
Union Pacific Corp.	210	40,912
Raytheon Technologies Corp.	497	40,684
United Parcel Service, Inc. — Class B	246	39,739
Honeywell International, Inc.	226	37,735
Deere & Co.	94	31,386
Lockheed Martin Corp.	79	30,517
Caterpillar, Inc.	177	29,042
Northrop Grumman Corp.	49	23,046
General Electric Co.	369	22,845
Boeing Co.*	188	22,763
3M Co.	186	20,553
Waste Management, Inc.	127	20,347
CSX Corp.	721	19,208
Eaton Corporation plc	134	17,870
Illinois Tool Works, Inc.	95	17,162
Norfolk Southern Corp.	79	16,562
General Dynamics Corp.	76	16,125
Emerson Electric Co.	199	14,571
Amphenol Corp. — Class A	200	13,392
L3Harris Technologies, Inc.	64	13,301
Agilent Technologies, Inc.	100	12,155
TE Connectivity Ltd.	109	12,029
FedEx Corp.	81	12,026
Johnson Controls International plc	232	11,419
Trane Technologies plc	78	11,295
Parker-Hannifin Corp.	44	10,662
Carrier Global Corp.	283	10,064
Keysight Technologies, Inc.*	61	9,599
Republic Services, Inc. — Class A	69	9,387
Otis Worldwide Corp.	142	9,060
TransDigm Group, Inc.	17	8,922
AMETEK, Inc.	78	8,846
Mettler-Toledo International, Inc.*	8	8,673
Rockwell Automation, Inc.	39	8,389
Old Dominion Freight Line, Inc.	32	7,961
Vulcan Materials Co.	45	7,097
Fortive Corp.	120	6,996
Martin Marietta Materials, Inc.	21	6,764
Ingersoll Rand, Inc.	136	5,883
Dover Corp.	48	5,596
Amcor plc	505	5,419
Teledyne Technologies, Inc.*	16	5,400
Xylem, Inc.	61	5,329
IDEX Corp.	26	5,196
Ball Corp.	106	5,122
Westinghouse Air Brake Technologies Corp.	61	4,962
Expeditors International of Washington, Inc.	55	4,857
Jacobs Solutions, Inc.	44	4,774
J.B. Hunt Transport Services, Inc.	29	4,536
Trimble, Inc.*	83	4,505
Garmin Ltd.	52	4,176
Textron, Inc.	71	4,136
CH Robinson Worldwide, Inc.	42	4,045
Nordson Corp.	19	4,033
Howmet Aerospace, Inc.	124	3,835
Stanley Black & Decker, Inc.	50	3,761
Generac Holdings, Inc.*	21	3,741
Snap-on, Inc.	18	3,624
Packaging Corporation of America	32	3,593
Masco Corp.	76	3,549
Huntington Ingalls Industries, Inc.	13	2,879
Allegion plc	30	2,690
Westrock Co.	85	2,625
Fortune Brands Home & Security, Inc.	44	2,362
Pentair plc	56	2,275
Sealed Air Corp.	49	2,181
A O Smith Corp.	43	2,089

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 72.6% (continued)
Industrial - 5.6% (continued)
Mohawk Industries, Inc.*	18	$1,641
Total Industrial		777,918
Energy - 3.4%
Exxon Mobil Corp.	1,402	122,409
Chevron Corp.	605	86,920
ConocoPhillips	429	43,904
EOG Resources, Inc.	197	22,011
Pioneer Natural Resources Co.	80	17,322
Schlumberger N.V.	477	17,124
Marathon Petroleum Corp.	168	16,687
Occidental Petroleum Corp.	251	15,424
Valero Energy Corp.	133	14,211
Devon Energy Corp.	221	13,289
Phillips 66	162	13,077
Enphase Energy, Inc.*	47	13,041
Williams Companies, Inc.	411	11,767
Kinder Morgan, Inc.	667	11,099
Hess Corp.	94	10,245
ONEOK, Inc.	151	7,737
Halliburton Co.	305	7,509
Diamondback Energy, Inc.	60	7,227
Baker Hughes Co.	341	7,148
Coterra Energy, Inc. — Class A	267	6,974
Marathon Oil Corp.	229	5,171
Equities Corp.	125	5,094
SolarEdge Technologies, Inc.*	19	4,398
APA Corp.	110	3,761
Total Energy		483,549
Utilities - 2.3%
NextEra Energy, Inc.	661	51,829
Southern Co.	358	24,344
Duke Energy Corp.	259	24,092
Dominion Energy, Inc.	281	19,420
Sempra Energy	106	15,894
American Electric Power Company, Inc.	173	14,956
Exelon Corp.	333	12,474
Xcel Energy, Inc.	184	11,776
Consolidated Edison, Inc.	120	10,291
WEC Energy Group, Inc.	106	9,479
Public Service Enterprise Group, Inc.	168	9,447
Constellation Energy Corp.	110	9,151
Eversource Energy	116	9,043
American Water Works Company, Inc.	62	8,070
DTE Energy Co.	65	7,478
Edison International	129	7,299
Ameren Corp.	87	7,008
Entergy Corp.	68	6,843
PG&E Corp.*	542	6,775
FirstEnergy Corp.	183	6,771
PPL Corp.	248	6,287
CenterPoint Energy, Inc.	212	5,974
CMS Energy Corp.	98	5,707
AES Corp.	225	5,085
Atmos Energy Corp.	48	4,889
Evergy, Inc.	78	4,633
Alliant Energy Corp.	84	4,451
NiSource, Inc.	137	3,451
NRG Energy, Inc.	80	3,062
Pinnacle West Capital Corp.	39	2,516
Total Utilities		318,495
Basic Materials - 1.5%
Linde plc	168	45,291
Air Products and Chemicals, Inc.	75	17,455
Sherwin-Williams Co.	80	16,380
Freeport-McMoRan, Inc.	482	13,173
Ecolab, Inc.	84	12,131
Newmont Corp.	267	11,222
Dow, Inc.	242	10,631
Albemarle Corp.	39	10,313
Nucor Corp.	88	9,415
PPG Industries, Inc.	80	8,855
DuPont de Nemours, Inc.	168	8,467
International Flavors & Fragrances, Inc.	86	7,812
LyondellBasell Industries N.V. — Class A	86	6,474
CF Industries Holdings, Inc.	67	6,449
Mosaic Co.	116	5,606
FMC Corp.	43	4,545
International Paper Co.	122	3,867
Celanese Corp. — Class A	34	3,072
Eastman Chemical Co.	41	2,913
Total Basic Materials		204,071
Total Common Stocks
(Cost $10,295,776)		10,158,828

	Face Amount
U.S. TREASURY BILLS†† - 31.1%
U.S. Treasury Bills
1.34% due 10/04/22[1,2]	$2,314,000	2,313,844
1.78% due 10/04/22[2]	2,000,000	1,999,866
2.70% due 11/08/22[2,3]	41,000	40,889
Total U.S. Treasury Bills
(Cost $4,354,316)		4,354,599

REPURCHASE AGREEMENTS††,4 - 70.7%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[1]	5,634,315	5,634,315
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[1]	2,167,044	2,167,044
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[1]	2,102,902	2,102,902
Total Repurchase Agreements
(Cost $9,904,261)		9,904,261
Total Investments - 174.4%
(Cost $24,554,353)		$24,417,688
Other Assets & Liabilities, net - (74.4)%		(10,413,369)
Total Net Assets - 100.0%		$14,004,319

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	4	Dec 2022	$719,450	$(55,190)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	860	$3,082,577	$(59,272)
BNP Paribas	S&P 500 Index	Pay	3.68% (Federal Funds Rate + 0.60%)	At Maturity	11/17/22	718	2,575,113	(618,331)
Barclays Bank plc	S&P 500 Index	Pay	3.41% (SOFR + 0.45%)	At Maturity	11/16/22	3,194	11,450,863	(901,862)

							$17,108,553	$(1,579,465)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,154,460	$4,368	$—	$10,158,828
U.S. Treasury Bills	—	4,354,599	—	4,354,599
Repurchase Agreements	—	9,904,261	—	9,904,261
Total Assets	$10,154,460	$14,263,228	$—	$24,417,688

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$55,190	$—	$—	$55,190
Equity Index Swap Agreements**	—	1,579,465	—	1,579,465
Total Liabilities	$55,190	$1,579,465	$—	$1,634,655

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,303,229	$–	$–	$–	$(8,303,229)	$–	–	$–
Guggenheim Ultra Short Duration Fund — Institutional Class	4,438,580	–	–	–	(4,438,580)	–	–	–
	$12,741,809	$–	$–	$–	$(12,741,809)	$–		$–

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.8%
Technology - 28.2%
Fortinet, Inc.*	13,307	$653,773
KLA Corp.	1,609	486,931
Monolithic Power Systems, Inc.	1,318	478,961
EPAM Systems, Inc.*	1,167	422,676
Intuit, Inc.	953	369,116
Advanced Micro Devices, Inc.*	5,169	327,508
NVIDIA Corp.	2,679	325,204
QUALCOMM, Inc.	2,855	322,558
Microsoft Corp.	1,363	317,443
Apple, Inc.	2,272	313,990
Applied Materials, Inc.	3,826	313,464
Cadence Design Systems, Inc.*	1,913	312,641
Oracle Corp.	4,746	289,838
Teradyne, Inc.	3,594	270,089
MSCI, Inc. — Class A	597	251,809
Lam Research Corp.	651	238,266
ServiceNow, Inc.*	626	236,384
Adobe, Inc.*	679	186,861
Total Technology		6,117,512
Consumer, Non-cyclical - 19.6%
Eli Lilly & Co.	2,008	649,287
Regeneron Pharmaceuticals, Inc.*	831	572,451
Dexcom, Inc.*	5,535	445,789
Gartner, Inc.*	1,438	397,880
Moderna, Inc.*	3,319	392,472
PerkinElmer, Inc.	3,029	364,479
Thermo Fisher Scientific, Inc.	641	325,109
West Pharmaceutical Services, Inc.	1,124	276,594
Equifax, Inc.	1,374	235,545
Charles River Laboratories International, Inc.*	1,187	233,601
Bio-Techne Corp.	746	211,864
Align Technology, Inc.*	688	142,492
Total Consumer, Non-cyclical		4,247,563
Consumer, Cyclical - 12.5%
Tesla, Inc.*	2,395	635,274
AutoZone, Inc.*	243	520,489
Tractor Supply Co.	2,446	454,662
O'Reilly Automotive, Inc.*	622	437,484
Lowe's Companies, Inc.	1,843	346,134
Pool Corp.	1,039	330,620
Total Consumer, Cyclical		2,724,663
Financial - 11.7%
Goldman Sachs Group, Inc.	2,063	604,562
Discover Financial Services	5,263	478,512
SVB Financial Group*	1,234	414,353
Extra Space Storage, Inc. REIT	1,820	314,332
Signature Bank	2,064	311,664
First Republic Bank	2,153	281,074
Camden Property Trust REIT	1,117	133,426
Total Financial		2,537,923
Energy - 10.8%
Enphase Energy, Inc.*	3,644	1,011,101
Diamondback Energy, Inc.	5,622	677,226
Devon Energy Corp.	10,938	657,702
Total Energy		2,346,029
Communications - 8.3%
Arista Networks, Inc.*	3,903	440,609
Etsy, Inc.*	3,060	306,398
Alphabet, Inc. — Class A*	2,509	239,986
Amazon.com, Inc.*	2,069	233,797
Alphabet, Inc. — Class C*	2,333	224,318
Netflix, Inc.*	787	185,291
Meta Platforms, Inc. — Class A*	1,278	173,399
Total Communications		1,803,798
Industrial - 4.8%
Expeditors International of Washington, Inc.	4,308	380,440
Generac Holdings, Inc.*	2,080	370,531
Old Dominion Freight Line, Inc.	1,190	296,036
Total Industrial		1,047,007
Utilities - 3.9%
NRG Energy, Inc.	22,331	854,607
Total Common Stocks
(Cost $19,551,775)		21,679,102

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.3%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$164,721	164,721
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	63,355	63,355
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	61,479	61,479
Total Repurchase Agreements
(Cost $289,555)		289,555
Total Investments - 101.1%
(Cost $19,841,330)		$21,968,657
Other Assets & Liabilities, net - (1.1)%		(244,368)
Total Net Assets - 100.0%		$21,724,289

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,679,102	$—	$—	$21,679,102
Repurchase Agreements	—	289,555	—	289,555
Total Assets	$21,679,102	$289,555	$—	$21,968,657

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 31.2%
Berkshire Hathaway, Inc. — Class B*	2,305	$615,481
Allstate Corp.	4,423	550,796
MetLife, Inc.	8,711	529,455
Prudential Financial, Inc.	5,840	500,955
Everest Re Group Ltd.	1,658	435,126
Loews Corp.	8,310	414,170
American International Group, Inc.	8,613	408,945
Lincoln National Corp.	8,152	357,954
Globe Life, Inc.	3,548	353,736
Aflac, Inc.	6,012	337,874
Travelers Companies, Inc.	2,184	334,589
Principal Financial Group, Inc.	4,598	331,746
Hartford Financial Services Group, Inc.	4,782	296,197
Assurant, Inc.	1,917	278,483
M&T Bank Corp.	1,509	266,067
Citigroup, Inc.	6,074	253,104
Chubb Ltd.	1,340	243,719
Citizens Financial Group, Inc.	6,822	234,404
Invesco Ltd.	16,712	228,954
Wells Fargo & Co.	5,247	211,034
W R Berkley Corp.	2,762	178,370
Huntington Bancshares, Inc.	12,121	159,755
Progressive Corp.	1,374	159,673
Bank of New York Mellon Corp.	3,954	152,308
KeyCorp	9,464	151,613
State Street Corp.	2,214	134,633
Truist Financial Corp.	3,090	134,539
Fifth Third Bancorp	3,711	118,604
Kimco Realty Corp. REIT	5,930	109,171
U.S. Bancorp	2,145	86,486
PNC Financial Services Group, Inc.	516	77,101
Total Financial		8,645,042
Consumer, Non-cyclical - 23.4%
Cigna Corp.	2,583	716,705
Archer-Daniels-Midland Co.	7,189	578,355
CVS Health Corp.	4,861	463,593
Centene Corp.*	5,606	436,203
Cardinal Health, Inc.	5,640	376,075
Molson Coors Beverage Co. — Class B	7,259	348,359
Kraft Heinz Co.	10,316	344,039
Tyson Foods, Inc. — Class A	5,045	332,617
Kroger Co.	7,109	311,019
AmerisourceBergen Corp. — Class A	1,958	264,976
Humana, Inc.	526	255,210
Elevance Health, Inc.	543	246,652
Universal Health Services, Inc. — Class B	2,763	243,641
Corteva, Inc.	3,964	226,543
Conagra Brands, Inc.	6,642	216,728
Viatris, Inc.	24,013	204,591
Nielsen Holdings plc	6,859	190,132
Henry Schein, Inc.*	2,667	175,409
J M Smucker Co.	1,227	168,602
Sysco Corp.	1,659	117,308
Global Payments, Inc.	967	104,484
DaVita, Inc.*	1,189	98,414
Organon & Co.	3,512	82,181
Total Consumer, Non-cyclical		6,501,836
Energy - 10.3%
Marathon Petroleum Corp.	7,047	699,979
Valero Energy Corp.	5,467	584,149
Phillips 66	5,168	417,161
Exxon Mobil Corp.	2,873	250,842
Marathon Oil Corp.	10,911	246,370
Kinder Morgan, Inc.	14,025	233,376
Baker Hughes Co.	10,783	226,011
Chevron Corp.	1,426	204,873
Total Energy		2,862,761
Consumer, Cyclical - 7.4%
Walgreens Boots Alliance, Inc.	8,887	279,052
BorgWarner, Inc.	8,013	251,608
General Motors Co.	6,855	219,977
Whirlpool Corp.	1,454	196,014
Ford Motor Co.	16,916	189,459
PulteGroup, Inc.	4,931	184,912
Best Buy Company, Inc.	2,846	180,266
Lennar Corp. — Class A	2,296	171,167
Walmart, Inc.	1,152	149,414
Alaska Air Group, Inc.*	3,093	121,091
PACCAR, Inc.	1,392	116,497
Total Consumer, Cyclical		2,059,457
Utilities - 7.2%
Pinnacle West Capital Corp.	3,741	241,332
PG&E Corp.*	15,964	199,550
Consolidated Edison, Inc.	2,215	189,958
Entergy Corp.	1,386	139,473
Atmos Energy Corp.	1,327	135,155
Exelon Corp.	3,375	126,428
Evergy, Inc.	2,097	124,562
PPL Corp.	4,698	119,094
Sempra Energy	759	113,804
American Electric Power Company, Inc.	1,271	109,878
Edison International	1,825	103,259
DTE Energy Co.	885	101,819
Duke Energy Corp.	1,089	101,299
Constellation Energy Corp.	1,125	93,589
NiSource, Inc.	3,680	92,699
Total Utilities		1,991,899
Communications - 5.9%
Paramount Global — Class B	16,832	320,481
AT&T, Inc.	15,797	242,326
Lumen Technologies, Inc.	29,243	212,889
DISH Network Corp. — Class A*	13,237	183,068
Omnicom Group, Inc.	1,927	121,574
T-Mobile US, Inc.*	868	116,460
Fox Corp. — Class A	3,415	104,772
News Corp. — Class A	6,791	102,612
Verizon Communications, Inc.	2,552	96,899
Warner Bros Discovery, Inc.*	5,330	61,295
Fox Corp. — Class B	1,581	45,059
News Corp. — Class B	2,078	32,043
Total Communications		1,639,478

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 5.4%
Westrock Co.	12,129	$374,665
Huntington Ingalls Industries, Inc.	1,260	279,090
CH Robinson Worldwide, Inc.	2,151	207,163
FedEx Corp.	1,126	167,177
Mohawk Industries, Inc.*	1,828	166,695
Raytheon Technologies Corp.	1,390	113,785
Westinghouse Air Brake Technologies Corp.	1,280	104,128
Textron, Inc.	1,545	90,012
Total Industrial		1,502,715
Basic Materials - 4.7%
Mosaic Co.	9,423	455,414
LyondellBasell Industries N.V. — Class A	3,377	254,220
Dow, Inc.	4,957	217,761
International Paper Co.	6,644	210,615
DuPont de Nemours, Inc.	2,056	103,622
Eastman Chemical Co.	919	65,295
Total Basic Materials		1,306,927
Technology - 4.1%
Hewlett Packard Enterprise Co.	29,180	349,576
DXC Technology Co.*	14,086	344,825
Leidos Holdings, Inc.	1,851	161,907
Western Digital Corp.*	4,803	156,338
Fidelity National Information Services, Inc.	871	65,821
Intel Corp.	2,084	53,705
Total Technology		1,132,172
Total Common Stocks
(Cost $23,211,490)		27,642,287

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$50,081	50,081
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	19,262	19,262
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	18,692	18,692
Total Repurchase Agreements
(Cost $88,035)		88,035
Total Investments - 99.9%
(Cost $23,299,525)		$27,730,322
Other Assets & Liabilities, net - 0.1%		33,258
Total Net Assets - 100.0%		$27,763,580

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,642,287	$—	$—	$27,642,287
Repurchase Agreements	—	88,035	—	88,035
Total Assets	$27,642,287	$88,035	$—	$27,730,322

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 27.5%
Shockwave Medical, Inc.*	2,153	$598,685
Celsius Holdings, Inc.*	1,646	149,259
Option Care Health, Inc.*	3,979	125,219
Medpace Holdings, Inc.*	729	114,577
Repligen Corp.*	563	105,343
Neurocrine Biosciences, Inc.*	823	87,411
FTI Consulting, Inc.*	524	86,832
Tenet Healthcare Corp.*	1,663	85,778
Inari Medical, Inc.*	1,177	85,497
Paylocity Holding Corp.*	317	76,581
STAAR Surgical Co.*	881	62,154
Coca-Cola Consolidated, Inc.	150	61,760
Omnicell, Inc.*	696	60,573
ASGN, Inc.*	595	53,770
Avis Budget Group, Inc.*	357	53,000
Darling Ingredients, Inc.*	784	51,861
Service Corporation International	875	50,523
Bruker Corp.	946	50,195
Azenta, Inc.	1,165	49,932
Tandem Diabetes Care, Inc.*	982	46,989
QuidelOrtho Corp.*	561	40,100
Arrowhead Pharmaceuticals, Inc.*	1,128	37,280
GXO Logistics, Inc.*	967	33,903
Syneos Health, Inc.*	543	25,602
Total Consumer, Non-cyclical		2,192,824
Financial - 17.8%
Navient Corp.	13,495	198,242
SLM Corp.	12,306	172,161
Jefferies Financial Group, Inc.	5,693	167,943
Pinnacle Financial Partners, Inc.	1,441	116,865
Evercore, Inc. — Class A	1,182	97,219
East West Bancorp, Inc.	1,274	85,536
Stifel Financial Corp.	1,550	80,461
Life Storage, Inc. REIT	687	76,092
UMB Financial Corp.	841	70,888
Affiliated Managers Group, Inc.	576	64,426
PacWest Bancorp	2,806	63,416
Kinsale Capital Group, Inc.	246	62,833
First Financial Bankshares, Inc.	1,384	57,893
National Storage Affiliates Trust REIT	1,300	54,054
Independence Realty Trust, Inc. REIT	2,884	48,249
Total Financial		1,416,278
Consumer, Cyclical - 15.6%
Dick's Sporting Goods, Inc.	1,904	199,234
Williams-Sonoma, Inc.	907	106,890
Tempur Sealy International, Inc.	4,236	102,257
Deckers Outdoor Corp.*	317	99,097
Crocs, Inc.*	1,386	95,163
Fox Factory Holding Corp.*	1,144	90,468
Mattel, Inc.*	4,186	79,283
Wingstop, Inc.	567	71,113
Five Below, Inc.*	486	66,908
Churchill Downs, Inc.	339	62,427
Boyd Gaming Corp.	1,156	55,083
GameStop Corp. — Class A*,1	1,937	48,677
Brunswick Corp.	681	44,572
Light & Wonder, Inc. — Class A*	1,038	44,509
YETI Holdings, Inc.*	1,266	36,106
RH*	116	28,544
Scotts Miracle-Gro Co. — Class A	366	15,647
Total Consumer, Cyclical		1,245,978
Industrial - 12.1%
Louisiana-Pacific Corp.	3,510	179,677
Builders FirstSource, Inc.*	2,187	128,858
Axon Enterprise, Inc.*	758	87,738
Eagle Materials, Inc.	664	71,168
Saia, Inc.*	368	69,920
Carlisle Companies, Inc.	222	62,251
Valmont Industries, Inc.	230	61,783
TopBuild Corp.*	358	58,991
Trex Company, Inc.*	1,175	51,629
Chart Industries, Inc.*	255	47,009
Watts Water Technologies, Inc. — Class A	307	38,599
Vicor Corp.*	619	36,608
Tetra Tech, Inc.	279	35,860
Simpson Manufacturing Company, Inc.	390	30,576
Total Industrial		960,667
Energy - 8.3%
Matador Resources Co.	3,336	163,197
Murphy Oil Corp.	4,006	140,891
Antero Midstream Corp.	15,238	139,885
Targa Resources Corp.	2,143	129,309
PDC Energy, Inc.	1,542	89,112
Total Energy		662,394
Technology - 8.3%
Concentrix Corp.	1,230	137,305
Dynatrace, Inc.*	2,994	104,221
Qualys, Inc.*	488	68,022
Power Integrations, Inc.	939	60,396
Maximus, Inc.	1,025	59,317
Teradata Corp.*	1,795	55,753
ExlService Holdings, Inc.*	348	51,281
Lattice Semiconductor Corp.*	1,018	50,096
Silicon Laboratories, Inc.*	323	39,871
Synaptics, Inc.*	181	17,921
SiTime Corp.*	219	17,242
Total Technology		661,425
Basic Materials - 8.0%
Steel Dynamics, Inc.	2,539	180,142
Cleveland-Cliffs, Inc.*	10,621	143,065
MP Materials Corp.*	4,485	122,440
Olin Corp.	1,977	84,774
Valvoline, Inc.	2,491	63,122
Avient Corp.	1,343	40,693
Total Basic Materials		634,236
Communications - 1.9%
Calix, Inc.*	1,774	108,463
Ziff Davis, Inc.*	594	40,677
Total Communications		149,140
Total Common Stocks
(Cost $7,870,796)		7,922,942

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,2- 0.9%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$38,865	$38,865
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	14,948	14,948
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	14,505	14,505
Total Repurchase Agreements
(Cost $68,318)		68,318

	Shares
SECURITIES LENDING COLLATERAL†,3- 0.5%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[4]	37,674	37,674
Total Securities Lending Collateral
(Cost $37,674)		37,674
Total Investments - 100.9%
(Cost $7,976,788)		$8,028,934
Other Assets & Liabilities, net - (0.9)%		(68,047)
Total Net Assets - 100.0%		$7,960,887

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,922,942	$—	$—	$7,922,942
Repurchase Agreements	—	68,318	—	68,318
Securities Lending Collateral	37,674	—	—	37,674
Total Assets	$7,960,616	$68,318	$—	$8,028,934

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 32.7%
Unum Group	8,846	$343,225
Reinsurance Group of America, Inc. — Class A	1,981	249,230
Alleghany Corp.*	205	172,071
CNO Financial Group, Inc.	7,171	128,863
Kemper Corp.	2,916	120,314
Voya Financial, Inc.	1,976	119,548
Old Republic International Corp.	5,620	117,627
First Horizon Corp.	4,474	102,454
Hanover Insurance Group, Inc.	781	100,077
FNB Corp.	7,413	85,991
Fulton Financial Corp.	5,105	80,659
Associated Banc-Corp.	4,009	80,501
MGIC Investment Corp.	6,114	78,381
Texas Capital Bancshares, Inc.*	1,311	77,388
Annaly Capital Management, Inc. REIT	3,945	67,696
United Bankshares, Inc.	1,800	64,350
Cadence Bank	2,400	60,984
New York Community Bancorp, Inc.	6,965	59,412
Selective Insurance Group, Inc.	675	54,945
Prosperity Bancshares, Inc.	823	54,878
Old National Bancorp	3,308	54,483
International Bancshares Corp.	1,235	52,487
Essent Group Ltd.	1,499	52,270
Bread Financial Holdings, Inc.	1,493	46,955
RenaissanceRe Holdings Ltd.	324	45,486
Washington Federal, Inc.	1,489	44,640
SL Green Realty Corp. REIT	1,061	42,610
Sabra Health Care, Inc. REIT	2,942	38,599
Valley National Bancorp	3,485	37,638
Total Financial		2,633,762
Consumer, Cyclical - 20.2%
Taylor Morrison Home Corp. — Class A*	5,213	121,567
Murphy USA, Inc.	440	120,960
Foot Locker, Inc.	3,561	110,854
Lithia Motors, Inc. — Class A	474	101,697
Univar Solutions, Inc.*	4,235	96,304
Thor Industries, Inc.	1,304	91,254
Adient plc*	3,197	88,717
KB Home	3,220	83,462
Kohl's Corp.	3,116	78,367
PVH Corp.	1,687	75,578
Lear Corp.	593	70,976
Goodyear Tire & Rubber Co.*	6,928	69,903
Dana, Inc.	5,837	66,717
Gap, Inc.	8,102	66,517
Macy's, Inc.	4,052	63,495
Nu Skin Enterprises, Inc. — Class A	1,578	52,658
BJ's Wholesale Club Holdings, Inc.*	695	50,603
Toll Brothers, Inc.	1,130	47,460
Topgolf Callaway Brands Corp.*	2,388	45,993
Nordstrom, Inc.	2,274	38,044
Harley-Davidson, Inc.	984	34,322
JetBlue Airways Corp.*	4,935	32,719
MillerKnoll, Inc.	1,231	19,204
Total Consumer, Cyclical		1,627,371
Industrial - 17.2%
Avnet, Inc.	5,248	189,558
Ryder System, Inc.	1,658	125,162
Greif, Inc. — Class A	1,914	114,017
Arrow Electronics, Inc.*	1,187	109,429
TD SYNNEX Corp.	1,161	94,262
Worthington Industries, Inc.	2,083	79,445
Fluor Corp.*	2,787	69,368
MDU Resources Group, Inc.	2,481	67,855
Vishay Intertechnology, Inc.	3,667	65,236
EMCOR Group, Inc.	471	54,391
AGCO Corp.	546	52,509
Owens Corning	624	49,053
Silgan Holdings, Inc.	1,064	44,731
Kirby Corp.*	732	44,484
XPO Logistics, Inc.*	811	36,106
Knight-Swift Transportation Holdings, Inc.	722	35,328
EnerSys	584	33,971
Terex Corp.	1,073	31,911
Oshkosh Corp.	432	30,365
Werner Enterprises, Inc.	799	30,042
Timken Co.	494	29,166
Total Industrial		1,386,389
Consumer, Non-cyclical - 8.6%
Graham Holdings Co. — Class B	257	138,261
Sprouts Farmers Market, Inc.*	4,030	111,833
Performance Food Group Co.*	2,270	97,496
ManpowerGroup, Inc.	1,311	84,809
Perrigo Company plc	2,238	79,807
Patterson Companies, Inc.	3,165	76,023
Pilgrim's Pride Corp.*	3,028	69,705
Ingredion, Inc.	466	37,522
Total Consumer, Non-cyclical		695,456
Basic Materials - 6.3%
United States Steel Corp.	9,010	163,261
Commercial Metals Co.	4,296	152,422
Reliance Steel & Aluminum Co.	674	117,553
Cabot Corp.	782	49,962
Chemours Co.	1,083	26,696
Total Basic Materials		509,894
Energy - 5.8%
HF Sinclair Corp.	6,218	334,777
NOV, Inc.	6,187	100,106
Equitrans Midstream Corp.	4,021	30,077
Total Energy		464,960
Utilities - 4.8%
Southwest Gas Holdings, Inc.	1,099	76,655
Spire, Inc.	1,201	74,858
UGI Corp.	1,647	53,248
NorthWestern Corp.	918	45,239
Portland General Electric Co.	857	37,245
ONE Gas, Inc.	506	35,617
ALLETE, Inc.	665	33,284
Hawaiian Electric Industries, Inc.	882	30,570
Total Utilities		386,716

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Technology - 3.3%
Xerox Holdings Corp.	9,551	$124,927
Science Applications International Corp.	737	65,173
CACI International, Inc. — Class A*	170	44,380
Kyndryl Holdings, Inc.*	3,592	29,706
Total Technology		264,186
Communications - 0.5%
Viasat, Inc.*	1,357	41,022
Total Common Stocks
(Cost $7,103,335)		8,009,756

	Face Amount
REPURCHASE AGREEMENTS††,1- 0.9%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$40,393	40,393
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	15,536	15,536
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	15,076	15,076
Total Repurchase Agreements
(Cost $71,005)		71,005
Total Investments - 100.3%
(Cost $7,174,340)		$8,080,761
Other Assets & Liabilities, net - (0.3)%		(25,155)
Total Net Assets - 100.0%		$8,055,606

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,009,756	$—	$—	$8,009,756
Repurchase Agreements	—	71,005	—	71,005
Total Assets	$8,009,756	$71,005	$—	$8,080,761

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 28.7%
Dynavax Technologies Corp.*	14,240	$148,665
Vir Biotechnology, Inc.*	7,708	148,610
Cross Country Healthcare, Inc.*	4,085	115,891
MGP Ingredients, Inc.	930	98,729
Avid Bioservices, Inc.*	5,044	96,441
Catalyst Pharmaceuticals, Inc.*	7,205	92,440
AMN Healthcare Services, Inc.*	827	87,629
United Natural Foods, Inc.*	2,498	85,856
Fulgent Genetics, Inc.*	2,204	84,017
Simply Good Foods Co.*	2,570	82,215
Innoviva, Inc.*	6,738	78,228
Cara Therapeutics, Inc.*	6,449	60,363
uniQure N.V.*	3,009	56,449
Collegium Pharmaceutical, Inc.*	3,453	55,317
AngioDynamics, Inc.*	2,568	52,541
Ligand Pharmaceuticals, Inc. — Class B*	579	49,858
Arcus Biosciences, Inc.*	1,856	48,553
Supernus Pharmaceuticals, Inc.*	1,417	47,965
Organogenesis Holdings, Inc.*	14,628	47,395
Inter Parfums, Inc.	614	46,332
iTeos Therapeutics, Inc.*	2,301	43,834
CorVel Corp.*	307	42,498
Korn Ferry	888	41,692
Heidrick & Struggles International, Inc.	1,546	40,181
Vericel Corp.*	1,542	35,774
BioLife Solutions, Inc.*	1,514	34,444
Alarm.com Holdings, Inc.*	493	31,976
Medifast, Inc.	293	31,749
Zynex, Inc.	3,489	31,645
Vector Group Ltd.	3,520	31,011
Joint Corp.*	1,909	29,990
Xencor, Inc.*	1,114	28,942
RadNet, Inc.*	1,335	27,167
Community Health Systems, Inc.*	8,819	18,961
Heska Corp.*	194	14,147
Total Consumer, Non-cyclical		2,067,505
Financial - 22.2%
First BanCorp	8,704	119,071
B Riley Financial, Inc.	2,524	112,368
ServisFirst Bancshares, Inc.	1,291	103,280
Piper Sandler Cos.	885	92,695
Flagstar Bancorp, Inc.	2,729	91,149
Customers Bancorp, Inc.*	2,861	84,342
Palomar Holdings, Inc.*	938	78,530
Preferred Bank/Los Angeles CA	1,187	77,428
Enova International, Inc.*	2,439	71,390
Pathward Financial, Inc.	2,043	67,337
Walker & Dunlop, Inc.	708	59,281
St. Joe Co.	1,836	58,807
Triumph Bancorp, Inc.*	1,070	58,155
Veritex Holdings, Inc.	2,180	57,966
Axos Financial, Inc.*	1,670	57,164
Bancorp, Inc.*	2,533	55,675
HomeStreet, Inc.	1,888	54,393
Virtus Investment Partners, Inc.	314	50,089
World Acceptance Corp.*	466	45,118
Innovative Industrial Properties, Inc. REIT	457	40,444
Redwood Trust, Inc. REIT	6,511	37,373
HCI Group, Inc.	946	37,083
NexPoint Residential Trust, Inc. REIT	661	30,545
Brightsphere Investment Group, Inc.	1,791	26,704
Trupanion, Inc.*	379	22,524
Douglas Elliman, Inc.	1,760	7,216
Total Financial		1,596,127
Industrial - 14.1%
Encore Wire Corp.	1,212	140,034
Dorian LPG Ltd.	8,959	121,574
Comfort Systems USA, Inc.	1,015	98,790
Mueller Industries, Inc.	1,638	97,363
MYR Group, Inc.*	1,064	90,152
UFP Industries, Inc.	1,205	86,953
NV5 Global, Inc.*	584	72,311
Fabrinet*	611	58,320
Matson, Inc.	926	56,967
ArcBest Corp.	742	53,966
Insteel Industries, Inc.	2,020	53,591
Advanced Energy Industries, Inc.	461	35,686
Sturm Ruger & Company, Inc.	678	34,435
Triumph Group, Inc.*	1,898	16,304
Total Industrial		1,016,446
Consumer, Cyclical - 12.8%
XPEL, Inc.*	2,035	131,135
Hibbett, Inc.	2,248	111,973
Century Communities, Inc.	1,529	65,411
Signet Jewelers Ltd.	1,142	65,311
MarineMax, Inc.*	2,189	65,210
Vista Outdoor, Inc.*	2,627	63,889
Shoe Carnival, Inc.	2,714	58,188
Buckle, Inc.	1,730	54,772
Movado Group, Inc.	1,903	53,627
LGI Homes, Inc.*	652	53,053
Boot Barn Holdings, Inc.*	846	49,457
Cavco Industries, Inc.*	204	41,975
Sleep Number Corp.*	1,059	35,805
Installed Building Products, Inc.	386	31,262
Children's Place, Inc.*	829	25,608
Gentherm, Inc.*	381	18,947
Total Consumer, Cyclical		925,623
Technology - 9.5%
Kulicke & Soffa Industries, Inc.	2,327	89,659
Onto Innovation, Inc.*	1,261	80,767
MaxLinear, Inc. — Class A*	1,817	59,271
Axcelis Technologies, Inc.*	961	58,198
Rambus, Inc.*	2,016	51,247
Veeco Instruments, Inc.*	2,641	48,383
Diodes, Inc.*	729	47,319
Donnelley Financial Solutions, Inc.*	1,164	43,033
SPS Commerce, Inc.*	314	39,008
Ultra Clean Holdings, Inc.*	1,490	38,368
Digital Turbine, Inc.*	2,654	38,244
Apollo Medical Holdings, Inc.*	787	30,693
3D Systems Corp.*	2,873	22,927

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 9.5% (continued)
TTEC Holdings, Inc.	465	$20,604
Diebold Nixdorf, Inc.*	5,950	14,518
Total Technology		682,239
Communications - 8.0%
Clearfield, Inc.*	947	99,094
TechTarget, Inc.*	1,401	82,939
A10 Networks, Inc.	4,222	56,026
Extreme Networks, Inc.*	4,207	54,986
Harmonic, Inc.*	3,903	51,012
Thryv Holdings, Inc.*	2,141	48,879
Liquidity Services, Inc.*	2,996	48,715
Perficient, Inc.*	716	46,554
OptimizeRx Corp.*	2,247	33,300
ADTRAN Holdings, Inc.	1,588	31,093
Shutterstock, Inc.	421	21,122
Total Communications		573,720
Energy - 3.2%
Civitas Resources, Inc.	1,692	97,104
SM Energy Co.	1,410	53,030
Callon Petroleum Co.*	1,360	47,614
Ranger Oil Corp. — Class A	1,085	34,123
Total Energy		231,871
Basic Materials - 1.0%
Rogers Corp.*	201	48,618
Balchem Corp.	208	25,289
Total Basic Materials		73,907
Total Common Stocks
(Cost $7,029,360)		7,167,438

	Face Amount
REPURCHASE AGREEMENTS††,1- 0.8%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$32,871	32,871
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	12,643	12,643
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	12,268	12,268
Total Repurchase Agreements
(Cost $57,782)		57,782
Total Investments - 100.3%
(Cost $7,087,142)		$7,225,220
Other Assets & Liabilities, net - (0.3)%		(18,314)
Total Net Assets - 100.0%		$7,206,906

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,167,438	$—	$—	$7,167,438
Repurchase Agreements	—	57,782	—	57,782
Total Assets	$7,167,438	$57,782	$—	$7,225,220

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 22.3%
United Fire Group, Inc.	4,446	$127,733
StoneX Group, Inc.*	1,527	126,649
Genworth Financial, Inc. — Class A*	29,581	103,533
EZCORP, Inc. — Class A*	12,915	99,575
American Equity Investment Life Holding Co.	2,268	84,574
Mr Cooper Group, Inc.*	1,939	78,530
SiriusPoint Ltd.*	14,920	73,854
Universal Insurance Holdings, Inc.	7,356	72,457
Mercury General Corp.	2,333	66,304
Horace Mann Educators Corp.	1,717	60,593
Anywhere Real Estate, Inc.*	7,387	59,909
ProAssurance Corp.	2,757	53,789
Employers Holdings, Inc.	1,468	50,631
Heritage Financial Corp.	1,844	48,811
Safety Insurance Group, Inc.	550	44,858
Hope Bancorp, Inc.	2,807	35,481
S&T Bancorp, Inc.	1,153	33,794
First Financial Bancorp	1,553	32,737
Renasant Corp.	1,042	32,594
Northwest Bancshares, Inc.	2,183	29,492
Ready Capital Corp. REIT	2,871	29,112
Trustmark Corp.	937	28,700
NMI Holdings, Inc. — Class A*	1,399	28,498
Columbia Banking System, Inc.	977	28,226
PennyMac Mortgage Investment Trust REIT	2,395	28,213
Berkshire Hills Bancorp, Inc.	1,010	27,573
TrustCo Bank Corporation NY	866	27,210
Franklin BSP Realty Trust, Inc. REIT[1]	2,400	25,848
Two Harbors Investment Corp. REIT	7,167	23,794
New York Mortgage Trust, Inc. REIT	10,161	23,777
Apollo Commercial Real Estate Finance, Inc. REIT	2,637	21,887
Simmons First National Corp. — Class A	989	21,550
Granite Point Mortgage Trust, Inc. REIT	3,087	19,880
BankUnited, Inc.	555	18,964
ARMOUR Residential, Inc. REIT	3,840	18,701
PRA Group, Inc.*	547	17,974
Franklin Street Properties Corp. REIT	6,177	16,246
Office Properties Income Trust REIT	1,056	14,837
RE/MAX Holdings, Inc. — Class A	740	13,993
Diversified Healthcare Trust REIT	12,526	12,402
Orion Office, Inc. REIT	1,390	12,162
Invesco Mortgage Capital, Inc. REIT	939	10,423
Total Financial		1,785,868
Consumer, Cyclical - 21.0%
World Fuel Services Corp.	3,872	90,760
Motorcar Parts of America, Inc.*	5,353	81,473
ScanSource, Inc.*	3,043	80,366
ODP Corp.*	2,081	73,147
Chico's FAS, Inc.*	15,029	72,740
PC Connection, Inc.	1,499	67,590
Sonic Automotive, Inc. — Class A	1,541	66,725
Titan International, Inc.*	5,438	66,017
Tri Pointe Homes, Inc.*	4,216	63,704
M/I Homes, Inc.*	1,744	63,185
Haverty Furniture Companies, Inc.	2,227	55,452
Group 1 Automotive, Inc.	384	54,862
Cato Corp. — Class A	5,334	50,886
G-III Apparel Group Ltd.*	3,118	46,614
Wabash National Corp.	2,912	45,311
Ethan Allen Interiors, Inc.	1,965	41,540
Caleres, Inc.	1,712	41,465
American Axle & Manufacturing Holdings, Inc.*	6,050	41,321
America's Car-Mart, Inc.*	666	40,639
Conn's, Inc.*	5,602	39,662
Resideo Technologies, Inc.*	1,958	37,319
Urban Outfitters, Inc.*	1,896	37,256
MDC Holdings, Inc.	1,314	36,030
Big Lots, Inc.	2,225	34,732
Veritiv Corp.*	343	33,535
Guess?, Inc.	2,182	32,010
LL Flooring Holdings, Inc.*	4,567	31,649
Bloomin' Brands, Inc.	1,621	29,713
PriceSmart, Inc.	510	29,371
KAR Auction Services, Inc.*	2,578	28,796
SkyWest, Inc.*	1,718	27,935
La-Z-Boy, Inc.	1,180	26,633
Standard Motor Products, Inc.	635	20,638
El Pollo Loco Holdings, Inc.*	2,302	20,534
Universal Electronics, Inc.*	925	18,195
Brinker International, Inc.*	728	18,186
Tupperware Brands Corp.*	2,071	13,565
Zumiez, Inc.*	558	12,014
Bed Bath & Beyond, Inc.*,1	1,644	10,012
Total Consumer, Cyclical		1,681,582
Consumer, Non-cyclical - 19.3%
Seneca Foods Corp. — Class A*	2,588	130,539
GEO Group, Inc.*	15,597	120,097
SpartanNash Co.	4,029	116,922
Universal Corp.	2,184	100,551
Fresh Del Monte Produce, Inc.	4,277	99,397
TreeHouse Foods, Inc.*	2,308	97,905
Kelly Services, Inc. — Class A	6,892	93,662
Andersons, Inc.	2,884	89,491
Perdoceo Education Corp.*	5,915	60,924
Strategic Education, Inc.	961	59,015
Covetrus, Inc.*	2,641	55,144
ABM Industries, Inc.	1,316	50,311
CoreCivic, Inc.*	5,591	49,424
Aaron's Company, Inc.	4,749	46,160
AdaptHealth Corp.*	2,354	44,208
TrueBlue, Inc.*	2,294	43,770
Hostess Brands, Inc.*	1,829	42,506

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Non-cyclical - 19.3% (continued)
Quanex Building Products Corp.	2,121	$38,517
Resources Connection, Inc.	2,043	36,917
Adtalem Global Education, Inc.*	988	36,013
Select Medical Holdings Corp.	1,550	34,255
Owens & Minor, Inc.	1,133	27,306
Edgewell Personal Care Co.	606	22,664
Central Garden & Pet Co. — Class A*	653	22,307
Emergent BioSolutions, Inc.*	544	11,419
Deluxe Corp.	629	10,473
Central Garden & Pet Co.*	158	5,694
Total Consumer, Non-cyclical		1,545,591
Industrial - 15.4%
Olympic Steel, Inc.	5,301	120,916
Sanmina Corp.*	2,507	115,523
Atlas Air Worldwide Holdings, Inc.*	1,127	107,707
TimkenSteel Corp.*	6,889	103,266
Benchmark Electronics, Inc.	4,041	100,136
TTM Technologies, Inc.*	5,801	76,457
AAR Corp.*	2,037	72,965
Powell Industries, Inc.	2,906	61,258
Griffon Corp.	1,918	56,619
Tredegar Corp.	5,250	49,560
DXP Enterprises, Inc.*	2,036	48,212
American Woodmark Corp.*	952	41,755
O-I Glass, Inc.*	3,218	41,673
Moog, Inc. — Class A	581	40,874
Greenbrier Companies, Inc.	1,650	40,046
Granite Construction, Inc.	1,417	35,978
Hub Group, Inc. — Class A*	427	29,455
Plexus Corp.*	323	28,282
Arcosa, Inc.	463	26,474
Matthews International Corp. — Class A	1,010	22,634
Harsco Corp.*	3,537	13,228
Total Industrial		1,233,018
Energy - 9.5%
PBF Energy, Inc. — Class A*	5,146	180,933
Consol Energy, Inc.	1,396	89,791
SunCoke Energy, Inc.	15,234	88,509
Helix Energy Solutions Group, Inc.*	18,610	71,835
US Silica Holdings, Inc.*	5,559	60,871
NOW, Inc.*	5,448	54,752
Oil States International, Inc.*	9,346	36,356
REX American Resources Corp.*	1,219	34,034
Nabors Industries Ltd.*	286	29,015
Bristow Group, Inc.*	1,210	28,423
ProPetro Holding Corp.*	3,078	24,778
FutureFuel Corp.	3,664	22,131
Oceaneering International, Inc.*	2,672	21,269
Archrock, Inc.	2,849	18,291
Total Energy		760,988
Basic Materials - 7.3%
Mercer International, Inc.	8,927	109,802
American Vanguard Corp.	3,687	68,947
Clearwater Paper Corp.*	1,535	57,716
Koppers Holdings, Inc.	2,526	52,490
Sylvamo Corp.	1,440	48,816
Rayonier Advanced Materials, Inc.*	14,971	47,159
Unifi, Inc.*	4,588	43,632
Mativ Holdings, Inc.	1,883	41,577
Minerals Technologies, Inc.	660	32,610
Carpenter Technology Corp.	984	30,642
Trinseo plc	1,391	25,483
Kaiser Aluminum Corp.	277	16,994
Arconic Corp.*	848	14,450
Total Basic Materials		590,318
Communications - 3.0%
Telephone & Data Systems, Inc.	5,561	77,298
NETGEAR, Inc.*	2,946	59,038
ATN International, Inc.	1,059	40,846
AMC Networks, Inc. — Class A*	1,716	34,835
Scholastic Corp.	1,073	33,005
Total Communications		245,022
Technology - 1.8%
Insight Enterprises, Inc.*	524	43,183
Photronics, Inc.*	2,769	40,483
Consensus Cloud Solutions, Inc.*	761	35,995
Ebix, Inc.[1]	1,174	22,271
Total Technology		141,932
Total Common Stocks
(Cost $7,282,709)		7,984,319

	Face Amount
REPURCHASE AGREEMENTS††,2- 0.9%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$43,049	43,049
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	16,558	16,558
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	16,067	16,067
Total Repurchase Agreements
(Cost $75,674)		75,674

	Shares
SECURITIES LENDING COLLATERAL†,3- 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[4]	33,952	33,952
Total Securities Lending Collateral
(Cost $33,952)		33,952
Total Investments - 100.9%
(Cost $7,392,335)		$8,093,945
Other Assets & Liabilities, net - (0.9)%		(71,300)
Total Net Assets - 100.0%		$8,022,645

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,984,319	$—	$—	$7,984,319
Repurchase Agreements	—	75,674	—	75,674
Securities Lending Collateral	33,952	—	—	33,952
Total Assets	$8,018,271	$75,674	$—	$8,093,945

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES††- 55.2%
Freddie Mac
2.28% due 10/03/22[1]	$2,000,000	$1,999,747
2.55% due 10/04/22[1]	500,000	499,894
Federal Farm Credit Bank
2.60% due 10/03/22[1]	2,000,000	1,999,711
Total Federal Agency Discount Notes
(Cost $4,499,352)		4,499,352

FEDERAL AGENCY NOTES†† - 14.7%
Fannie Mae
2.00% due 10/05/22	1,200,000	1,199,894
Total Federal Agency Notes
(Cost $1,199,876)		1,199,894

U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
2.70% due 11/08/22[1,2]	194,000	193,474
Total U.S. Treasury Bills
(Cost $193,436)		193,474

REPURCHASE AGREEMENTS††,3 - 24.0%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[4]	1,115,384	1,115,384
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[4]	428,994	428,994
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[4]	416,296	416,296
Total Repurchase Agreements
(Cost $1,960,674)		1,960,674
Total Investments - 96.3%
(Cost $7,853,338)		$7,853,394
Other Assets & Liabilities, net - 3.7%		304,109
Total Net Assets - 100.0%		$8,157,503

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	120	Dec 2022	$13,458,600	$382,377

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	(1 Week USD LIBOR - 0.45%)	At Maturity	12/23/22	25,067	$2,809,555	$65,829

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2022.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$4,499,352	$—	$4,499,352
Federal Agency Notes	—	1,199,894	—	1,199,894
U.S. Treasury Bills	—	193,474	—	193,474
Repurchase Agreements	—	1,960,674	—	1,960,674
Currency Futures Contracts**	382,377	—	—	382,377
Currency Index Swap Agreements**	—	65,829	—	65,829
Total Assets	$382,377	$7,919,223	$—	$8,301,600

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,056,098	$–	$(1,030,030)	$(25,556)	$(512)	$–	–	$8,595
Guggenheim Ultra Short Duration Fund — Institutional Class	1,045,048	–	(1,020,528)	(26,538)	2,018	–	–	6,026
	$2,101,146	$–	$(2,050,558)	$(52,094)	$1,506	$–		$14,621

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.3%
Software - 35.0%
Microsoft Corp.	3,091	$719,894
Oracle Corp.	3,443	210,264
Salesforce, Inc.*	1,443	207,561
Intuit, Inc.	462	178,942
Adobe, Inc.*	635	174,752
ServiceNow, Inc.*	381	143,869
Activision Blizzard, Inc.	1,834	136,340
Fiserv, Inc.*	1,427	133,524
Snowflake, Inc. — Class A*	757	128,660
Synopsys, Inc.*	391	119,454
Cadence Design Systems, Inc.*	730	119,304
VMware, Inc. — Class A	1,105	117,638
Fidelity National Information Services, Inc.	1,502	113,506
Paychex, Inc.	982	110,190
Autodesk, Inc.*	588	109,838
Workday, Inc. — Class A*	714	108,685
Electronic Arts, Inc.	854	98,816
Datadog, Inc. — Class A*	1,031	91,532
Atlassian Corporation plc — Class A*	409	86,131
Zoom Video Communications, Inc. — Class A*	1,105	81,317
Palantir Technologies, Inc. — Class A*	9,466	76,959
NetEase, Inc. ADR	997	75,373
ROBLOX Corp. — Class A*	2,100	75,264
ANSYS, Inc.*	337	74,713
ZoomInfo Technologies, Inc. — Class A*	1,737	72,364
Take-Two Interactive Software, Inc.*	662	72,158
Cloudflare, Inc. — Class A*	1,298	71,792
Broadridge Financial Solutions, Inc.	482	69,562
Citrix Systems, Inc.*,††	644	66,976
Tyler Technologies, Inc.*	191	66,373
Jack Henry & Associates, Inc.	352	64,159
Twilio, Inc. — Class A*	926	64,024
Akamai Technologies, Inc.*	767	61,606
Bill.com Holdings, Inc.*	462	61,155
PTC, Inc.*	578	60,459
HubSpot, Inc.*	219	59,156
SS&C Technologies Holdings, Inc.	1,230	58,733
MongoDB, Inc.*	293	58,178
Splunk, Inc.*	762	57,302
Avalara, Inc.*	623	57,191
Fair Isaac Corp.*	137	56,445
DocuSign, Inc.*	1,031	55,128
Dynatrace, Inc.*	1,548	53,886
Ceridian HCM Holding, Inc.*	901	50,348
Unity Software, Inc.*	1,563	49,797
Dropbox, Inc. — Class A*	2,345	48,588
UiPath, Inc. — Class A*	3,564	44,942
Elastic N.V.*	598	42,901
Asana, Inc. — Class A*	1,849	41,103
Five9, Inc.*	509	38,165
Coupa Software, Inc.*	605	35,574
RingCentral, Inc. — Class A*	839	33,527
MicroStrategy, Inc. — Class A*,1	118	25,047
Fastly, Inc. — Class A*	2,124	19,456
Total Software		5,108,621
Semiconductors - 19.9%
NVIDIA Corp.	2,420	293,764
Broadcom, Inc.	514	228,221
Texas Instruments, Inc.	1,349	208,798
QUALCOMM, Inc.	1,698	191,840
Intel Corp.	6,644	171,216
Advanced Micro Devices, Inc.*	2,523	159,857
Analog Devices, Inc.	1,064	148,258
Applied Materials, Inc.	1,738	142,394
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,937	132,801
Micron Technology, Inc.	2,550	127,755
NXP Semiconductor N.V.	805	118,745
Lam Research Corp.	320	117,120
KLA Corp.	366	110,763
Marvell Technology, Inc.	2,408	103,327
Microchip Technology, Inc.	1,674	102,164
ASML Holding N.V. — Class G	239	99,269
ON Semiconductor Corp.*	1,428	89,007
Monolithic Power Systems, Inc.	187	67,956
Wolfspeed, Inc.*	605	62,533
Skyworks Solutions, Inc.	728	62,077
Entegris, Inc.	701	58,197
Teradyne, Inc.	773	58,091
Qorvo, Inc.*	610	48,440
Total Semiconductors		2,902,593
Internet - 14.2%
Alphabet, Inc. — Class A*	6,338	606,230
Meta Platforms, Inc. — Class A*	2,314	313,964
Twitter, Inc.*	3,062	134,238
Palo Alto Networks, Inc.*	735	120,386
Baidu, Inc. ADR*	798	93,757
Sea Ltd. ADR*	1,593	89,288
Shopify, Inc. — Class A*	3,194	86,046
CDW Corp.	512	79,913
VeriSign, Inc.*	436	75,733
Pinterest, Inc. — Class A*	2,969	69,178
Snap, Inc. — Class A*	6,661	65,411
Match Group, Inc.*	1,239	59,162
NortonLifeLock, Inc.	2,930	59,010
GoDaddy, Inc. — Class A*	825	58,476
Okta, Inc.*	911	51,809
F5, Inc.*	354	51,234
Zendesk, Inc.*	672	51,139
Total Internet		2,064,974
Computers - 13.9%
Apple, Inc.	5,883	813,031
International Business Machines Corp.	1,541	183,086
Accenture plc — Class A	520	133,796
Fortinet, Inc.*	2,230	109,560
Crowdstrike Holdings, Inc. — Class A*	640	105,478
Cognizant Technology Solutions Corp. — Class A	1,637	94,029
HP, Inc.	3,472	86,522
Dell Technologies, Inc. — Class C	2,498	85,357

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Computers - 13.9% (continued)
Infosys Ltd. ADR	4,880	$82,814
Zscaler, Inc.*	502	82,514
Check Point Software Technologies Ltd.*	709	79,422
NetApp, Inc.	1,009	62,407
Seagate Technology Holdings plc	1,012	53,869
Western Digital Corp.*	1,559	50,745
Total Computers		2,022,630
Commercial Services - 4.4%
PayPal Holdings, Inc.*	2,019	173,775
Automatic Data Processing, Inc.	760	171,904
Global Payments, Inc.	842	90,978
Block, Inc. — Class A*	1,637	90,019
FleetCor Technologies, Inc.*	339	59,722
Affirm Holdings, Inc.*	1,923	36,075
Marathon Digital Holdings, Inc.*,1	1,679	17,982
Total Commercial Services		640,455
Diversified Financial Services - 4.2%
Visa, Inc. — Class A	1,894	336,469
Mastercard, Inc. — Class A	994	282,634
Total Diversified Financial Services		619,103
Telecommunications - 3.1%
Cisco Systems, Inc.	5,520	220,800
Arista Networks, Inc.*	911	102,843
Corning, Inc.	2,919	84,709
Juniper Networks, Inc.	1,944	50,777
Total Telecommunications		459,129
Electronics - 1.9%
Amphenol Corp. — Class A	1,630	109,145
TE Connectivity Ltd.	915	100,979
Trimble, Inc.*	1,152	62,519
Total Electronics		272,643
Energy-Alternate Sources - 1.7%
Enphase Energy, Inc.*	386	107,104
First Solar, Inc.*	515	68,119
SolarEdge Technologies, Inc.*	290	67,123
Total Energy-Alternate Sources		242,346
Advertising - 0.6%
Trade Desk, Inc. — Class A*	1,571	93,867
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	239	62,620
Total Common Stocks
(Cost $6,973,216)		14,488,981

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$90,028	90,028
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	34,626	34,626
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	33,602	33,602
Total Repurchase Agreements
(Cost $158,256)		158,256

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[4]	32,663	32,663
Total Securities Lending Collateral
(Cost $32,663)		32,663
Total Investments - 100.6%
(Cost $7,164,135)		$14,679,900
Other Assets & Liabilities, net - (0.6)%		(83,298)
Total Net Assets - 100.0%		$14,596,602

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,422,005	$66,976	$—	$14,488,981
Repurchase Agreements	—	158,256	—	158,256
Securities Lending Collateral	32,663	—	—	32,663
Total Assets	$14,454,668	$225,232	$—	$14,679,900

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.0%
Telecommunications - 70.9%
T-Mobile US, Inc.*	1,571	$210,781
Verizon Communications, Inc.	4,853	184,268
Cisco Systems, Inc.	4,233	169,320
AT&T, Inc.	10,963	168,172
Motorola Solutions, Inc.	438	98,099
Arista Networks, Inc.*	838	94,602
Ubiquiti, Inc.	235	68,987
Juniper Networks, Inc.	1,787	46,676
Iridium Communications, Inc.*	899	39,889
Lumen Technologies, Inc.	5,458	39,734
Ciena Corp.*	979	39,581
Frontier Communications Parent, Inc.*	1,630	38,191
Calix, Inc.*	569	34,789
America Movil SAB de CV — Class L ADR	2,038	33,566
Vodafone Group plc ADR	2,945	33,367
BCE, Inc.	776	32,546
Nice Ltd. ADR*	163	30,683
TELUS Corp.	1,534	30,465
Rogers Communications, Inc. — Class B	767	29,560
Viavi Solutions, Inc.*	2,136	27,875
Viasat, Inc.*	758	22,914
Extreme Networks, Inc.*	1,630	21,304
CommScope Holding Company, Inc.*	2,189	20,161
Gogo, Inc.*	1,642	19,901
Telephone & Data Systems, Inc.	1,417	19,696
EchoStar Corp. — Class A*	1,162	19,138
InterDigital, Inc.	421	17,017
NETGEAR, Inc.*	602	12,064
Total Telecommunications		1,603,346
Media - 20.0%
Comcast Corp. — Class A	5,970	175,100
Charter Communications, Inc. — Class A*	290	87,971
Liberty Broadband Corp. — Class C*	666	49,151
DISH Network Corp. — Class A*	2,791	38,600
Cable One, Inc.	39	33,269
Liberty Global plc — Class C*	1,757	28,990
Altice USA, Inc. — Class A*	3,473	20,248
Liberty Latin America Ltd. — Class C*	3,008	18,499
Total Media		451,828
Internet - 5.1%
F5, Inc.*	326	47,182
Roku, Inc.*	741	41,792
Cogent Communications Holdings, Inc.	509	26,550
Total Internet		115,524
Computers - 2.6%
Lumentum Holdings, Inc.*	492	33,736
NetScout Systems, Inc.*	816	25,557
Total Computers		59,293
Software - 0.4%
Bandwidth, Inc. — Class A*	664	7,902
Total Common Stocks
(Cost $1,969,870)		2,237,893

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.1%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$14,481	14,481
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	5,570	5,570
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	5,405	5,405
Total Repurchase Agreements
(Cost $25,456)		25,456
Total Investments - 100.1%
(Cost $1,995,326)		$2,263,349
Other Assets & Liabilities, net - (0.1)%		(1,336)
Total Net Assets - 100.0%		$2,262,013

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,237,893	$—	$—	$2,237,893
Repurchase Agreements	—	25,456	—	25,456
Total Assets	$2,237,893	$25,456	$—	$2,263,349

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Transportation - 38.7%
United Parcel Service, Inc. — Class B	1,027	$165,902
Union Pacific Corp.	808	157,415
CSX Corp.	3,986	106,187
Norfolk Southern Corp.	489	102,519
FedEx Corp.	562	83,440
Old Dominion Freight Line, Inc.	324	80,601
J.B. Hunt Transport Services, Inc.	389	60,847
Expeditors International of Washington, Inc.	633	55,900
CH Robinson Worldwide, Inc.	525	50,563
Canadian Pacific Railway Ltd.	653	43,568
Canadian National Railway Co.	398	42,980
Knight-Swift Transportation Holdings, Inc.	873	42,716
ZTO Express Cayman, Inc. ADR	1,664	39,986
Landstar System, Inc.	252	36,381
ZIM Integrated Shipping Services Ltd.[1]	1,523	35,791
Saia, Inc.*	182	34,580
XPO Logistics, Inc.*	736	32,767
Ryder System, Inc.	409	30,875
Kirby Corp.*	470	28,562
Atlas Air Worldwide Holdings, Inc.*	269	25,708
Werner Enterprises, Inc.	634	23,838
Matson, Inc.	363	22,332
ArcBest Corp.	285	20,728
Total Transportation		1,324,186
Auto Manufacturers - 28.9%
Tesla, Inc.*	1,589	421,482
General Motors Co.	2,947	94,569
Ford Motor Co.	8,023	89,858
Rivian Automotive, Inc. — Class A*	2,451	80,662
Lucid Group, Inc.*	5,204	72,700
NIO, Inc. ADR*	3,122	49,234
Li Auto, Inc. ADR*	1,897	43,650
Ferrari N.V.	219	40,515
Stellantis N.V.[1]	3,063	36,266
Toyota Motor Corp. ADR	278	36,221
Fisker, Inc.*,1	2,938	22,182
Total Auto Manufacturers		987,339
Auto Parts & Equipment - 10.7%
Aptiv plc*	593	46,379
Lear Corp.	327	39,139
BorgWarner, Inc.	1,217	38,214
Autoliv, Inc.	567	37,779
Magna International, Inc.	736	34,901
Gentex Corp.	1,456	34,711
Fox Factory Holding Corp.*	337	26,650
Visteon Corp.*	237	25,136
Adient plc*	815	22,616
Goodyear Tire & Rubber Co.*	2,203	22,228
Luminar Technologies, Inc.*,1	3,021	22,008
Dana, Inc.	1,506	17,214
Total Auto Parts & Equipment		366,975
Airlines - 9.8%
Delta Air Lines, Inc.*	2,201	61,760
Southwest Airlines Co.*	1,955	60,292
United Airlines Holdings, Inc.*	1,436	46,713
American Airlines Group, Inc.*	3,368	40,551
Copa Holdings S.A. — Class A*	548	36,721
Alaska Air Group, Inc.*	810	31,711
JetBlue Airways Corp.*	3,077	20,401
Spirit Airlines, Inc.*	1,079	20,307
Allegiant Travel Co. — Class A*	215	15,691
Total Airlines		334,147
Commercial Services - 4.4%
AMERCO	96	48,885
Avis Budget Group, Inc.*	269	39,936
Hertz Global Holdings, Inc.*	2,158	35,132
GXO Logistics, Inc.*	785	27,522
Total Commercial Services		151,475
Internet - 3.9%
Uber Technologies, Inc.*	3,921	103,906
Lyft, Inc. — Class A*	2,186	28,790
Total Internet		132,696
Home Builders - 2.1%
Thor Industries, Inc.	413	28,902
LCI Industries	232	23,539
Winnebago Industries, Inc.	370	19,687
Total Home Builders		72,128
Leisure Time - 0.9%
Harley-Davidson, Inc.	926	32,299
Total Common Stocks
(Cost $1,740,458)		3,401,245

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$18,691	18,691
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	7,189	7,189
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	6,976	6,976
Total Repurchase Agreements
(Cost $32,856)		32,856

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[4]	69,655	69,655
Total Securities Lending Collateral
(Cost $69,655)		69,655
Total Investments - 102.4%
(Cost $1,842,969)		$3,503,756
Other Assets & Liabilities, net - (2.4)%		(81,177)
Total Net Assets - 100.0%		$3,422,579

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,401,245	$—	$—	$3,401,245
Repurchase Agreements	—	32,856	—	32,856
Securities Lending Collateral	69,655	—	—	69,655
Total Assets	$3,470,900	$32,856	$—	$3,503,756

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Electric - 84.7%
NextEra Energy, Inc.	45,807	$3,591,727
Southern Co.	35,940	2,443,920
Duke Energy Corp.	26,024	2,420,753
Dominion Energy, Inc.	31,102	2,149,459
Sempra Energy	13,214	1,981,307
American Electric Power Company, Inc.	21,756	1,880,806
Exelon Corp.	45,670	1,710,798
Xcel Energy, Inc.	26,182	1,675,648
Consolidated Edison, Inc.	18,444	1,581,758
Constellation Energy Corp.	18,939	1,575,535
PG&E Corp.*	122,436	1,530,450
WEC Energy Group, Inc.	16,912	1,512,440
Public Service Enterprise Group, Inc.	26,635	1,497,686
Eversource Energy	19,131	1,491,453
DTE Energy Co.	11,737	1,350,342
FirstEnergy Corp.	36,394	1,346,578
Edison International	23,117	1,307,960
Ameren Corp.	16,135	1,299,674
Entergy Corp.	12,795	1,287,561
PPL Corp.	48,783	1,236,649
CenterPoint Energy, Inc.	42,977	1,211,092
CMS Energy Corp.	20,025	1,166,256
Avangrid, Inc.	27,425	1,143,623
AES Corp.	48,454	1,095,060
Evergy, Inc.	17,784	1,056,370
Alliant Energy Corp.	19,606	1,038,922
NRG Energy, Inc.	22,890	876,000
Vistra Corp.	39,932	838,572
OGE Energy Corp.	21,530	784,984
Pinnacle West Capital Corp.	11,916	768,701
Clearway Energy, Inc. — Class C	21,887	697,101
IDACORP, Inc.	6,625	655,941
Ormat Technologies, Inc.	7,476	644,431
Black Hills Corp.	8,968	607,403
PNM Resources, Inc.	13,221	604,596
Hawaiian Electric Industries, Inc.	16,259	563,537
Portland General Electric Co.	12,871	559,374
Avista Corp.	13,084	484,762
Total Electric		49,669,229
Gas - 10.0%
Atmos Energy Corp.	10,692	1,088,980
NiSource, Inc.	35,885	903,943
UGI Corp.	22,540	728,718
National Fuel Gas Co.	11,119	684,374
South Jersey Industries, Inc.	18,520	618,938
ONE Gas, Inc.	8,040	565,936
New Jersey Resources Corp.	14,430	558,441
Spire, Inc.	8,481	528,621
Southwest Gas Holdings, Inc.	2,494	173,957
Total Gas		5,851,908
Water - 4.0%
American Water Works Company, Inc.	10,658	1,387,245
Essential Utilities, Inc.	23,028	952,899
Total Water		2,340,144
Energy-Alternate Sources - 0.7%
Sunnova Energy International, Inc.*	19,702	435,020
Total Common Stocks
(Cost $58,322,239)		58,296,301

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22	$242,378	242,378
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22	93,222	93,222
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22	90,463	90,463
Total Repurchase Agreements
(Cost $426,063)		426,063
Total Investments - 100.1%
(Cost $58,748,302)		$58,722,364
Other Assets & Liabilities, net - (0.1)%		(68,571)
Total Net Assets - 100.0%		$58,653,793

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$58,296,301	$—	$—	$58,296,301
Repurchase Agreements	—	426,063	—	426,063
Total Assets	$58,296,301	$426,063	$—	$58,722,364

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 34.6%
Freddie Mac
2.55% due 10/04/22[1]	$100,000	$99,979
Total Federal Agency Discount Notes
(Cost $99,979)		99,979

FEDERAL AGENCY NOTES†† - 13.8%
Fannie Mae
2.00% due 10/05/22	40,000	39,996
Total Federal Agency Notes
(Cost $39,995)		39,996

U.S. TREASURY BILLS†† - 4.8%
U.S. Treasury Bills
2.70% due 11/08/22[1,2]	14,000	13,962
Total U.S. Treasury Bills
(Cost $13,959)		13,962

REPURCHASE AGREEMENTS††,3 - 45.3%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[4]	74,438	74,438
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[4]	28,630	28,630
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[4]	27,782	27,782
Total Repurchase Agreements
(Cost $130,850)		130,850
Total Investments - 98.5%
(Cost $284,783)		$284,787
Other Assets & Liabilities, net - 1.5%		4,316
Total Net Assets - 100.0%		$289,103

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	4	Dec 2022	$448,620	$7,460

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	(3 Month USD LIBOR - 0.45%)	At Maturity	12/23/22	1,132	$126,903	$1,794

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2022.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$99,979	$—	$99,979
Federal Agency Notes	—	39,996	—	39,996
U.S. Treasury Bills	—	13,962	—	13,962
Repurchase Agreements	—	130,850	—	130,850
Currency Futures Contracts**	7,460	—	—	7,460
Currency Index Swap Agreements**	—	1,794	—	1,794
Total Assets	$7,460	$286,581	$—	$294,041

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$180,496	$–	$(177,377)	$(2,401)	$(718)	$–	–	$1,026
Guggenheim Ultra Short Duration Fund — Institutional Class	180,052	–	(177,010)	(3,003)	(39)	–	–	741
	$360,548	$–	$(354,387)	$(5,404)	$(757)	$–		$1,767

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At September 30, 2022, the Trust consisted of forty-nine funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the“Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Fund	Diversified
Energy Services Fund	Non-Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

Each of the consolidated schedules of investments of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund of the above mentioned Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the“Valuation Committee”), in determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly review the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

The value of other swap agreements entered into by a Fund is generally valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current index value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs inconnection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks maybe effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations," which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strip
2.97%			0.00%
Due 10/03/22	$54,511,144	$54,524,635	Due 02/15/27	$33,662,880	$28,262,950

			U.S. Treasury Note
			0.38%
			Due 08/15/24	29,331,500	27,338,417
				62,994,380	55,601,367

BofA Securities, Inc.			U.S. Treasury Note
2.91%			0.25%
Due 10/03/22	20,965,824	20,970,909	Due 09/30/25	24,034,500	21,385,177

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
2.92%			0.25%
Due 10/03/22	20,345,253	20,350,203	Due 01/15/25	21,629,639	20,752,235

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

At September 30, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Basic Materials Fund	$11,122	$11,413
Consumer Products Fund	23,876	24,854
Electronics Fund	111,266	118,152
Financial Services Fund	44,999	44,698	*
High Yield Strategy Fund	69,138	71,460
Internet Fund	27,353	28,232
Leisure Fund	32,303	33,381
Multi-Hedge Strategies Fund	99,319	101,801
NASDAQ-100® 2x Strategy Fund	46,656	49,026
NASDAQ-100® Fund	55,741	58,572
Retailing Fund	28,364	29,505
Russell 2000® 1.5x Strategy Fund	149,203	153,466
S&P MidCap 400® Pure Growth Fund	36,413	37,674
S&P SmallCap 600® Pure Value Fund	33,450	33,952
Technology Fund	31,951	32,663
Transportation Fund	67,115	69,655

*	Subsequent to September 30, 2022, additional collateral was received

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

At September 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$2,643,750	$536,565	$(32,988)	$503,577
Basic Materials Fund	4,824,019	1,800,745	(170,648)	1,630,097
Biotechnology Fund	10,163,374	4,889,469	(668,389)	4,221,080
Commodities Strategy Fund	13,885,406	–	(1,232,138)	(1,232,138)
Consumer Products Fund	8,006,760	3,325,692	(260,467)	3,065,225
Dow 2x Strategy Fund	9,390,590	–	(1,295,228)	(1,295,228)
Electronics Fund	2,385,014	3,697,323	(118,042)	3,579,281
Energy Fund	18,805,778	6,512,138	(225,091)	6,287,047
Energy Services Fund	5,528,105	–	(503,746)	(503,746)
Europe 1.25x Strategy Fund	1,046,982	7,836	(154,375)	(146,539)
Financial Services Fund	7,895,189	2,447,947	(436,906)	2,011,041
Global Managed Futures Strategy Fund	22,773,713	1,025,130	(372,277)	652,853
Government Long Bond 1.2x Strategy Fund	8,310,047	–	(803,971)	(803,971)
Health Care Fund	10,359,534	6,155,858	(613,550)	5,542,308
High Yield Strategy Fund	2,694,984	1,721	(144,404)	(142,683)
Internet Fund	4,202,321	1,263,506	(980,260)	283,246
Inverse Dow 2x Strategy Fund	4,683,893	952,036	–	952,036
Inverse Government Long Bond Strategy Fund	4,646,079	604,169	(72,607)	531,562
Inverse Mid-Cap Strategy Fund	525,333	63,208	(1,458)	61,750
Inverse NASDAQ-100® Strategy Fund	12,284,735	1,837,450	(17,802)	1,819,648
Inverse Russell 2000® Strategy Fund	2,450,442	207,051	(3,121)	203,930
Inverse S&P 500® Strategy Fund	9,985,810	947,280	(33,289)	913,991
Japan 2x Strategy Fund	878,994	52	(118,717)	(118,665)
Leisure Fund	2,834,756	689,560	(287,104)	402,456
Long Short Equity Fund	21,300,346	4,210,719	(4,287,730)	(77,011)
Mid-Cap 1.5x Strategy Fund	4,335,727	114,035	(863,618)	(749,583)
Multi-Hedge Strategies Fund	47,254,511	6,496,354	(4,963,960)	1,532,394
NASDAQ-100® 2x Strategy Fund	70,847,895	–	(18,393,485)	(18,393,485)
NASDAQ-100® Fund	57,784,148	11,702,912	(4,377,009)	7,325,903
Nova Fund	20,460,860	725,432	(2,286,787)	(1,561,355)
Precious Metals Fund	16,988,167	–	(903,957)	(903,957)
Real Estate Fund	4,271,194	1,236,437	(367,531)	868,906
Retailing Fund	2,912,919	662,627	(114,506)	548,121
Russell 2000® 1.5x Strategy Fund	4,242,897	60,902	(1,183,273)	(1,122,371)
Russell 2000® 2x Strategy Fund	2,349,219	15	(355,677)	(355,662)
S&P 500® 2x Strategy Fund	29,497,678	–	(6,714,645)	(6,714,645)
S&P 500® Pure Growth Fund	22,208,165	2,833,107	(3,072,615)	(239,508)
S&P 500® Pure Value Fund	27,222,847	2,562,168	(2,054,693)	507,475
S&P MidCap 400® Pure Growth Fund	9,279,579	228,645	(1,479,290)	(1,250,645)
S&P MidCap 400® Pure Value Fund	8,623,260	257,578	(800,077)	(542,499)
S&P SmallCap 600® Pure Growth Fund	8,896,202	–	(1,670,982)	(1,670,982)
S&P SmallCap 600® Pure Value Fund	9,378,612	57,802	(1,342,469)	(1,284,667)
Strengthening Dollar 2x Strategy Fund	7,853,338	448,262	–	448,262
Technology Fund	9,041,713	6,469,650	(831,463)	5,638,187
Telecommunications Fund	2,672,155	114,801	(523,607)	(408,806)
Transportation Fund	2,261,721	1,415,185	(173,150)	1,242,035
Utilities Fund	60,785,003	291,921	(2,354,560)	(2,062,639)
Weakening Dollar 2x Strategy Fund	284,783	9,258	–	9,258

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.